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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number 811-4852
                                   --------


                           The Victory Portfolios
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


                    3435 Stelzer Road, Columbus, OH     43219
             ---------------------------------------------------
             (Address of principal executive offices) (Zip code)


       BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, OH 43219
       ----------------------------------------------------------------
                   (Name and address of agent for service)


Registrant's telephone number, including area code: 614-470-8000
                                                    ------------


Date of fiscal year end: 10/31/04
                         --------


Date of reporting period: 10/31/04
                          --------


     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).


October 31, 2004


Annual Report

Institutional Money Market Fund
Federal Money Market Fund


Victory Funds
LOGO(R)

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

      o Detailed performance records
      o Daily share prices
      o The latest fund news
      o Investment resources to help you become a better investor
      o A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

The Victory
Portfolios


                              Table of Contents

Shareholder Letter                                                      3

Financial Statements
Schedules of Investments                                                4
Statements of Assets and Liabilities                                    9
Statements of Operations                                               10
Statements of Changes in Net Assets                                    11
Financial Highlights                                                   12

Notes to Financial Statements                                          14

Report of Independent Registered Public Accounting Firm                18

Supplemental Information
Trustee and Officer Information                                        19
Proxy Voting Information                                               22
Expense Examples                                                       23
Portfolio Holdings                                                     24

The Funds are distributed by Victory Capital Advisers Inc., which is not affiliated with KeyCorp or its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment advisor to the Funds and receives a fee from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Institutional Money Market Fund and Federal Money Market Fund.

An investment in the Funds is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.


                               NOT FDIC INSURED
   Shares of the Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.


Victory Funds
LOGO (R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.VictoryConnect.com

                   This page is intentionally left blank.

Letter to Our Shareholders

Looking back on the Victory Portfolios' ("Victory Funds") fiscal year, investors have generally been rewarded for owning equities. Trailing 12-month returns based on S&P and Russell indices ranged between about 13% and 20%. Mid-cap and small company returns were a bit higher than large cap. For the most part managers who were willing to take on lower quality names were also rewarded. Within this year of strong returns was a fair amount of volatility, particularly in the third quarter as economic and political factors led to uncertainty.

Fixed income investors had an interesting year, watching and waiting for what seemed the inevitable rise in interest rates. The Federal Reserve, however, did not touch the Fed Funds Rate until June; since then, there has been a steady process of upward adjustments. As this letter is written, the Fed Funds Rate stands at 2%, reflecting four 25 basis point moves from the low of 1%. That low was in place for almost 1 year.

We are now over a year into "the mutual fund scandal" which began with the discovery that a number of mutual fund companies were allowing certain shareholders to "time" their funds, imposing an expense burden on the remaining shareholders. The investigations continue and enforcement actions are ongoing. The activities under scrutiny have been broadened to include both the fund companies and the intermediaries who distribute our funds. Increased pressure has been placed on the directors and trustees of mutual funds. Regulatory changes have been extensive. As we have said earlier, these safety nets usually come with a price, and much of the cost of regulation may, in the end, be borne by the shareholders.

The industry has been able to maintain a positive image with fund owners, despite a year of turmoil. A recent survey by the Investment Company Institute indicates that 72% of fund owners have a positive impression of fund companies. This is down slightly from 76% two years ago and a high of 84% in 2000. It appears that the drop since 2000 reflects primarily the declines in the stock market, with the scandal having less impact. Mutual fund flows seem to tell the best story: data for the year ended May 2004 showed net new flows of $244 billion, a number that is the second highest in the last 8 years.

At Victory, we are undertaking a number of actions relative to the fund complex, which we expect will make us more focused and efficient in delivering quality investment results and service to our clients. Specifically we have decided to close or merge several portfolios; we are also liquidating a number of very small C Share classes. We have made some changes in our portfolio management teams that we believe will ultimately benefit performance.

Our thanks to all our shareholders for their continued use of the Victory
Funds.

/s/ Kathleen A. Dennis
Kathleen A. Dennis
President
The Victory Portfolios

The Victory Portfolios                              Schedules of Investments
Institutional Money Market Fund                             October 31, 2004
(Amounts in Thousands)


                                                         Principal
Security Description                                       Amount       Value

Bankers Acceptance (1.1%)

U.S. Bank, 2.03%, 5/19/05                                 $ 17,000  $   17,001

Total Bankers Acceptance (Amortized Cost $17,001)                       17,001


Certificates of Deposit (12.9%)

Abbey National Treasury Services, 1.68%*, 5/26/05           20,000      19,994
Canadian Imperial Bank of Commerce NY, 1.32%, 3/3/05        15,000      14,965
Credit Suisse First Boston, 1.82%, 11/15/04                 30,000      30,000
Credit Suisse First Boston NY, 1.75%*, 11/21/05             30,000      30,007
HBOS Treasury Services NY, 1.71%, 12/30/04                  15,000      15,000
Royal Bank of Scotland, 1.82%, 11/22/04                     40,000      40,000
Toronto Dominion Bank, 2.35%, 9/29/05                       15,000      14,997
Westdeutsche Landesbank, 1.78%*, 3/4/05                     29,000      28,997

Total Certificates of Deposit (Amortized Cost $193,960)                193,960


Commercial Paper (39.9%)

Blue Bell Funding Corp., 1.84%, 11/22/04 (a)                20,000      19,979
Blue Bell Funding Corp., 1.86%, 11/23/04 (a)                25,000      24,971
Bristol-Myers Squibb Co., 1.82%, 11/16/04 (a)               20,000      19,985
Citigroup Global Markets, 1.85%, 11/19/04                   71,000      70,934
Corporate Asset Funding Co. LLC, 1.81%, 11/18/04 (a)        10,000       9,991
Delaware Funding Co. LLC, 1.91%, 11/30/04 (a)               30,000      29,954
Goldman Sachs Group, Inc., 1.91%*, 1/18/05 (a)              60,000      60,000
Harrier Finance Funding US LLC, 1.98%, 11/26/04 (a)          7,000       6,990
Harrier Finance Funding US LLC, 2.25%, 4/20/05 (a)           9,000       8,904
Koch Industries LLC, 1.78%, 11/15/04 (a)                    34,200      34,176
Mont Blanc Capital Corp., 1.79%, 11/10/04 (a)               20,000      19,991
Mont Blanc Capital Corp., 1.82%, 11/15/04 (a)               10,000       9,993
Mont Blanc Capital Corp., 1.86%, 12/14/04 (a)               40,000      39,911
Old Line Funding Corp., 1.80%, 11/17/04 (a)                 25,000      24,980
Old Line Funding Corp., 1.90%, 12/6/04 (a)                  25,080      25,034
Sheffield Receivables Corp., 1.78%, 11/9/04 (a)             40,000      39,984
Sheffield Receivables Corp., 1.84%, 11/19/04 (a)            24,500      24,477
Sheffield Receivables Corp., 1.86%, 11/22/04 (a)             5,570       5,564
Stanfield Victoria Funding LLC, 1.81%, 11/8/04 (a)          25,000      24,991
Tango Finance Corp., 2.04%, 1/26/05 (a)                     24,000      23,883
Texas Agricultural Finance Authority, 1.83%, 11/17/04       10,000       9,992
Wells Fargo & Co., 1.88%, 11/30/04                          40,000      40,001
Windmill Funding Corp., 1.92%, 12/1/04 (a)                  22,300      22,264

Total Commercial Paper (Amortized Cost $596,949)                       596,949


Corporate Bonds (22.2%)

3M Co., 4.15%, 6/30/05, MTN                                  5,000       5,064
Agra Enterprises LLC, 1.96%*, 9/1/34                         3,250       3,250
CIT Group, Inc., 3.63%*, 1/31/05, MTN                       15,000      15,055
CIT Group, Inc., 1.98%*, 2/14/05, MTN                       43,800      43,832


               See notes to schedules of investments and notes
                          to financial statements.

The Victory Portfolios                   Schedules of Investments -- continued
Institutional Money Market Fund                               October 31, 2004
(Amounts in Thousands)


                                                         Principal
Security Description                                       Amount       Value

DAPSCO, Inc., 1.96%*, 2/1/15                              $  4,260  $    4,260
Dickinson Press, Inc., 2.00%*, 8/1/18,
   LOC Huntington National Bank                              2,345       2,345
Ellison Surface Technologies, Inc., Series 3A,
   1.96%*, 8/1/23, LOC US Bank                               3,575       3,575
Ellison Surface Technologies, Inc., Series 3B,
  1.96%*, 8/1/23, LOC US Bank                                3,445       3,445
Fairfield Christian Church, 2.05%*, 4/1/22,
   LOC Huntington National Bank                              5,875       5,875
Fresh Unlimited, Inc., 1.96%*, 7/1/20                        3,215       3,215
Gardner Publications, Inc., Series 2000,
   1.96%*, 10/1/10, LOC Fifth Third Bank                     5,200       5,200
General Electric Capital Corp., 4.25%, 1/28/05, MTN          4,793       4,819
Harrier Finance Funding US LLC, 1.87%*, 10/17/05, MTN       34,000      33,997
Household Finance Corp., 8.00%, 5/9/05                       9,000       9,269
Huntington National Bank, 1.70%*, 11/5/04                   17,400      17,400
International Lease Finance Corp., 5.54%, 3/21/05, MTN       8,480       8,593
Jackson Tube Service, Inc., Series 2000,
   1.96%*, 7/1/10, LOC Fifth Third Bank                      3,800       3,800
Liberty Light US Capital, 1.91%*, 4/26/05, MTN (a)          10,000       9,999
Luken-Woodlawn LLC, 1.96%*, 2/1/18                           3,055       3,055
Mega Star Arbor LLC, 2.05%*, 2/1/22                          8,335       8,335
Morgan Stanley, 1.99%*, 8/15/05, MTN                        60,000      60,062
National Rural Utilities, 2.11%*, 2/7/05                    11,000      11,012
Park Street Properties I LLC,
   1.87%*, 11/1/34, LOC US Bank                             11,000      11,000
Pfizer, Inc., 3.63%, 11/1/04                                 3,500       3,500
Scott Street Land Co., Series 2000, 1.96%*, 1/3/22           6,690       6,690
SeaRiver Maritime, Inc., 1.86%*, 10/1/11                    21,400      21,400
Sigma Finance, Inc., 1.86%, 9/15/05, MTN                    15,000      15,001
Texas Disposal Systems, Series 2000, 1.93%*, 5/1/12,
   LOC Bank of America                                       3,700       3,700
White Brothers Properties/Auto Mall Drive LLC,
   2.05%*, 11/1/18                                           3,600       3,600
YMCA of Greater Cleveland, Series 2000, 1.96%*, 4/1/25       3,330       3,330

Total Corporate Bonds (Amortized Cost $333,678)                        333,678


Repurchase Agreements (16.3%)

Bear Stearns & Co., 1.88%, 11/1/04
   (Date of Agreement 10/29/04,
   Proceeds at maturity $100,016
   collateralized by $102,001
   various U.S. Government securities,
   4.00%-8.50%, 4/1/09-9/1/34, market value $101,582)      100,000     100,000
Deutsche Bank Securities, Inc., 1.84%, 11/1/04
   (Date of Agreement 10/29/04,
   Proceeds at maturity $75,012
   collateralized by $76,500
   various U.S. Government securities,
   4.44%-7.00%, 2/1/18-5/1/34, market value $76,199)        75,000      75,000
UBS Warburg, LLC, 1.87%, 11/1/04
   (Date of Agreement 10/29/04,
   Proceeds at maturity $70,411
   collateralized by $71,811
   various U.S Government securities,
   0.00%-7.88%, 2/24/05-8/7/26, market value $71,168)       70,400      70,400

Total Repurchase Agreements (Amortized Cost $245,400)                  245,400


               See notes to schedules of investments and notes
                          to financial statements.

The Victory Portfolios                   Schedules of Investments -- continued
Institutional Money Market Fund                               October 31, 2004
(Amounts in Thousands)


                                                          Principal
Security Description                                        Amount       Value

Taxable Municipal Bonds (1.9%)

Colorado (0.3%):
County of Arapahoe, IDR,
   2.05%*, 8/1/17, LOC Huntington National Bank           $  3,860  $    3,860

Georgia (0.5%):
Savannah College of Art & Design,
   Series 2004, 1.96%*, 4/1/24,
   LOC Bank of America N.A.                                  7,000       7,000

Iowa (0.2%):
Woodbury County, Healthcare Revenue,
   1.90%*, 12/1/14, LOC Wells Fargo Bank                     3,400       3,400

Virginia (0.4%):
Norfolk Packaging Systems Revenue,
   Series A, 1.93%*, 2/1/35, LOC Bank of America             6,695       6,695

Washington (0.5%):
State Housing Finance Commission,
   Multifamily Revenue, 1.96%*, 1/1/12, LOC US Bank          7,410       7,410

Total Taxable Municipal Bonds (Amortized Cost $28,365)                  28,365


U.S. Government Agencies (5.7%)

Federal Farm Credit Bank (0.2%):
2.38%, 8/9/05, Callable 11/9/04 @ 100                        3,000       3,000

Federal Home Loan Bank (1.7%)
1.42%, 11/12/04                                              5,000       4,998
1.65%, 5/17/05, Callable 1/21/05 @ 100                      14,000      14,000
1.77%, 5/27/05, Callable 11/4/04  @ 100                      7,000       6,998

                                                                        25,996

Federal National Mortgage Assoc. (3.8%):
1.85%, 12/22/04                                             15,000      14,961
1.40%, 3/29/05, Callable 12/4/04 @ 100                      15,000      15,000
1.75%, 5/23/05, Callable 1/28/05 @ 100                      14,000      14,000
2.32%, 9/12/05, Callable 11/18/04 @ 100                     13,000      13,000

                                                                        56,961

Total U.S. Government Agencies (Amortized Cost $85,957)                 85,957

Total Investments (Amortized Cost $1,501,310) (b) -- 100.0%          1,501,310

Other assets in excess of liabilities -- 0.0%                              286

NET ASSETS -- 100.0%                                                $1,501,596


               See notes to schedules of investments and notes
                          to financial statements.

The Victory Portfolios                                Schedules of Investments
Federal Money Market Fund                                     October 31, 2004
(Amounts in Thousands)


                                                         Principal
Security Description                                       Amount       Value

U.S. Treasury Obligations (1.0%)

U.S. Treasury Notes (1.0%):
5.88%, 11/15/04                                           $ 15,600  $   15,628

Total U.S. Treasury Obligations (Amortized Cost $15,628)                15,628


U.S. Government Agencies (47.9%)

Federal Farm Credit Bank (0.7%):
2.40%, 10/7/05, Callable 1/7/05 @ 100                       10,000      10,000

Federal Home Loan Bank (15.3%):
1.41%, 11/10/04                                             10,000       9,996
1.30%, 2/23/05                                              16,800      16,800
1.25%*, 2/25/05, Callable 11/6/04 @ 100                     15,000      15,000
1.50%, 3/9/05                                               45,000      45,000
1.25%, 3/29/05                                              50,000      50,000
1.40%, 4/1/05, Callable 12/8/04 @ 100                       13,000      13,000
1.26%, 4/8/05                                               20,000      20,000
1.60%, 4/28/05                                              30,000      30,000
1.78%, 5/27/05                                              30,000      30,000

                                                                       229,796

Federal Home Loan Mortgage Corp. (11.3%):
1.78%, 11/2/04                                             112,000     111,995
3.25%, 11/15/04                                             25,000      25,017
1.67%, 12/8/04                                              32,950      32,893

                                                                       169,905

Federal National Mortgage Association (20.6%):
1.73%, 11/3/04                                              75,000      74,993
1.81%, 11/24/04                                            100,000      99,885
1.88%, 12/15/04                                             30,112      30,117
1.40%, 3/29/05, Callable 12/4/04 @ 100                      15,000      15,004
8.50%, 5/26/05, Callable 11/26/04 @ 100                     43,000      43,190
1.58%, 7/5/05, Callable 1/5/04 @ 100                        47,000      46,751

                                                                       309,940

Total U.S. Government Agencies (Amortized Cost $719,641)               719,641


               See notes to schedules of investments and notes
                          to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Federal Money Market Fund                                    October 31, 2004
(Amounts in Thousands)


                                                         Principal
Security Description                                       Amount       Value

Repurchase Agreements (51.0%)

Bear Stearns & Co., 1.88%, 11/1/04
   (Date of Agreement 10/29/04,
   Proceeds at maturity $275,043,
   collateralized by $280,501
   various U.S. Government Securities,
   0.00%-7.08%, 2/1/21-11/1/35, market value $279,530)    $275,000  $  275,000
Deutsche Bank Securities, Inc., 1.84%, 11/1/04
   (Date of Agreement 10/29/04,
   Proceeds at maturity $75,012,
   collateralized by $76,500
   various U.S. Government Securities,
   3.41%-6.50%, 3/1/18-10/1/34, market value $76,203)       75,000      75,000
Greenwich Partners, LLC, 1.88%, 11/1/04
   (Date of Agreement 10/29/04,
   Proceeds at maturity $275,043,
   collateralized by $280,503
   various U.S. Government Securities,
   0.00%, 11/4/04-3/17/05, market value $280,503)          275,000     275,000
Morgan Stanley & Co., 1.85%, 11/1/04
   (Date of Agreement 10/29/04,
   Proceeds at maturity $75,012,
   collateralized by $77,250
   various U.S. Government Securities,
   3.31%-7.00%, 3/1/12-5/1/34, market value $76,957)        75,000      75,000
UBS Warburg, LLC, 1.87%, 11/1/04
   (Date of Agreement 10/29/04,
   Proceeds at maturity $67,171,
   collateralized by $68,506 U.S. Government Security,
   2.75%, 10/15/06, market value $68,433)                   67,161      67,161

Total Repurchase Agreements (Amortized Cost $767,161)                  767,161

Total Investments (Amortized Cost $1,502,430) (b) -- 99.9%           1,502,430

Other assets in excess of liabilities -- 0.1%                            1,633

NET ASSETS -- 100.0%                                                $1,504,063


Notes to Schedules of Investments

(a) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(b)  Represents cost for federal income tax purposes.

* Variable rate security. Rate presented represents rate in effect at October 31, 2004. Maturity date reflects actual maturity date.

IDR -- Industrial Development Revenue

LOC -- Letter of Credit

MTN -- Medium Term Note


               See notes to schedules of investments and notes
                          to financial statements.

                                         Statements of Assets and Liabilities
The Victory Portfolios                                       October 31, 2004
(Amounts in Thousands, Except Per Share Amounts)

                                                         Institutional     Federal
                                                         Money Market   Money Market
                                                             Fund           Fund

ASSETS:
Investments, at value <F1>                                $1,255,910    $  735,269
Repurchase agreements, at value <F1>                         245,400       767,161

     Total                                                 1,501,310     1,502,430

Cash                                                             230            51
Interest receivable                                            2,068         3,621
Prepaid expenses                                                  10           123
Receivable from affiliate                                        232            --

         Total Assets                                      1,503,850     1,506,225

LIABILITIES:
Dividends payable                                              1,842         1,652
Accrued expenses and other payables:
     Investment advisory fees                                    251           276
     Administration fees                                          24            17
     Custodian fees                                               24            26
     Accounting fees                                               1             2
     Transfer agent fees                                          27            24
     Shareholder service fees -- Select Shares                    25           108
     Other                                                        60            57

         Total Liabilities                                     2,254         2,162

NET ASSETS:
Capital                                                    1,501,592     1,504,051
Accumulated undistributed net investment income                    3            12
Accumulated net realized gains
   from investment transactions                                    1            --

         Net Assets                                       $1,501,596    $1,504,063

Net Assets
     Investor Shares                                      $1,368,821      $994,342
     Select Shares                                           132,775       509,721

         Total                                            $1,501,596    $1,504,063

Outstanding units of beneficial interest (shares)
     Investor Shares                                       1,368,961       994,331
     Select Shares                                           132,768       509,718

         Total                                             1,501,729     1,504,049

Net asset value
     Offering and redemption price
       per share -- Investor Shares                       $     1.00    $     1.00

     Offering and redemption price
       per share -- Select Shares                         $     1.00    $     1.00


<F1> Value is equal to cost.




                      See notes to financial statements.

                                                     Statements of Operations
The Victory Portfolios                    For the Year Ended October 31, 2004
(Amounts in Thousands)


                                                    Institutional     Federal
                                                    Money Market   Money Market
                                                        Fund           Fund

Investment Income:
Interest income                                       $18,562        $18,018

     Total Income                                      18,562         18,018

Expenses:
Investment advisory fees                                2,872          3,570
Administration fees                                     1,774          1,764
Shareholder service fees -- Select Shares                 407          1,208
Accounting fees                                           115            118
Custodian fees                                            274            273
Legal and audit fees                                      179            169
Trustees' fees and other officer expenses                  85             82
Transfer agent fees                                       161            160
Registration fees                                          33             35
Printing fees                                               4             14
Other                                                      66            102

     Total Expenses                                     5,970          7,495

Expenses reduced by adviser                                --           (428)
Expenses reduced by administrator                        (591)          (897)

     Net Expenses                                       5,379          6,170

Net Investment Income                                  13,183         11,848

Realized Gains from Investments:
Net realized gains from investment transactions             7             --

Change in net assets resulting from operations        $13,190        $11,848

                      See notes to financial statements.


The Victory Portfolios                    Statements of Changes in Net Assets
(Amounts in Thousands)

                                              Institutional                    Federal
                                            Money Market Fund             Money Market Fund

                                         Year           Year             Year           Year
                                         Ended          Ended            Ended          Ended
                                       October 31,    October 31,      October 31,    October 31,
                                          2004           2003             2004           2003

From Investment Activities:
Operations:
     Net investment income            $    13,183     $    15,522     $    11,848    $    13,402
     Net realized gains/(losses)
       from investment transactions             7              (4)             --             63

Change in net assets
   resulting from operations               13,190          15,518          11,848         13,465

Distributions to Shareholders:
     From net investment income
         Investor Shares                  (12,124)        (13,921)         (8,662)        (9,629)
         Select Shares                     (1,059)         (1,646)         (3,202)        (3,773)

Change in net assets from
   distributions to shareholders          (13,183)        (15,567)        (11,864)       (13,402)

Change in net assets from
   capital transactions                    55,128        (321,392)       (115,908)        66,180

Change in net assets                       55,135        (321,441)       (115,924)        66,243

Net Assets:
     Beginning of period                1,446,461       1,767,902       1,619,987      1,553,744

     End of period                    $ 1,501,596     $ 1,446,461     $ 1,504,063    $ 1,619,987

Share Transactions:<F1>
Investor Shares:
     Proceeds from shares issued        6,016,564       4,706,975       4,210,307      3,850,551
     Dividends reinvested                   3,464           4,165           6,476          7,852
     Cost of shares redeemed           (5,890,627)     (5,003,513)     (4,274,843)    (3,854,096)

       Total Investor Shares              129,401        (292,373)        (58,060)         4,307

Select Shares:
     Proceeds from shares issued          906,166       1,109,359       3,502,039      2,151,289
     Dividends reinvested                   1,030           1,793           2,913          4,109
     Cost of shares redeemed             (981,467)     (1,140,171)     (3,562,800)    (2,093,525)

       Total Select Shares                (74,271)        (29,019)        (57,848)        61,873

Change from share transactions             55,130        (321,392)       (115,908)        66,180

Accumulated undistributed
   net investment income               $        3      $        1     $        12    $        28


<F1> Share transactions are at net asset value of $1.00 per share.




                      See notes to financial statements.


The Victory Portfolios                                  Financial Highlights
For a Share Outstanding Throughout Each Period

                                                      Distributions
                                Net Asset                 from      Net Asset
                                  Value,       Net        Net        Value,
                                Beginning  Investment  Investment    End of     Total
                                of Period    Income      Income      Period     Return

Institutional Money Market Fund -- Investor Shares
Year Ended 10/31/00               $1.000      0.060     (0.060)      $1.000     6.16%
Year Ended 10/31/01               $1.000      0.047     (0.047)      $1.000     4.78%
Year Ended 10/31/02               $1.000      0.017     (0.017)      $1.000     1.75%
Year Ended 10/31/03               $1.000      0.010     (0.010)      $1.000     1.02%
Year Ended 10/31/04               $1.000      0.009     (0.009)      $1.000     0.95%

Institutional Money Market Fund -- Select Shares
Year Ended 10/31/00               $1.000      0.057     (0.057)      $1.000     5.88%
Year Ended 10/31/01               $1.000      0.044     (0.044)      $1.000     4.50%
Year Ended 10/31/02               $1.000      0.015     (0.015)      $1.000     1.51%
Year Ended 10/31/03               $1.000      0.008     (0.008)      $1.000     0.77%
Year Ended 10/31/04               $1.000      0.007     (0.007)      $1.000     0.69%

Federal Money Market Fund -- Investor Shares
Year Ended 10/31/00               $1.000      0.058     (0.058)      $1.000     5.95%
Year Ended 10/31/01               $1.000      0.045     (0.045)      $1.000     4.62%
Year Ended 10/31/02               $1.000      0.017     (0.017)      $1.000     1.72%
Year Ended 10/31/03               $1.000      0.010     (0.010)      $1.000     0.98%
Year Ended 10/31/04               $1.000      0.009     (0.009)      $1.000     0.92%

Federal Money Market Fund -- Select Shares
Year Ended 10/31/00               $1.000      0.055     (0.055)      $1.000     5.69%
Year Ended 10/31/01               $1.000      0.043     (0.043)      $1.000     4.37%
Year Ended 10/31/02               $1.000      0.015     (0.015)      $1.000     1.48%
Year Ended 10/31/03               $1.000      0.007     (0.007)      $1.000     0.72%
Year Ended 10/31/04               $1.000      0.007     (0.007)      $1.000     0.67%



                      See notes to financial statements.


The Victory Portfolios                    Financial Highlights -- continued
For a Share Outstanding Throughout Each Period

                                                    Ratios/Supplemental Data

                                                            Ratio of                        Ratio of
                                Net                            Net                             Net
                              Assets,        Ratio of      Investment       Ratio of       Investment
                              End of       Expenses to      Income to     Expenses to       Income to
                              Period         Average         Average         Average         Average
                               (000)        Net Assets     Net Assets     Net Assets<F1>   Net Assets<F1>

Institutional Money Market Fund -- Investor Shares
Year Ended 10/31/00          $1,313,929        0.30%           5.96%           0.37%           5.89%
Year Ended 10/31/01          $1,621,951        0.33%           4.56%           0.36%           4.53%
Year Ended 10/31/02          $1,531,831        0.32%           1.73%           0.37%           1.68%
Year Ended 10/31/03          $1,239,415        0.32%           1.02%           0.37%           0.97%
Year Ended 10/31/04          $1,368,821        0.35%           0.95%           0.39%           0.91%

Institutional Money Market Fund -- Select Shares
Year Ended 10/31/00          $2,864,926        0.56%           5.80%           0.63%           5.73%
Year Ended 10/31/01          $1,356,608        0.58%           4.69%           0.63%           4.64%
Year Ended 10/31/02          $  236,071        0.55%           1.63%           0.60%           1.58%
Year Ended 10/31/03          $  207,046        0.56%           0.77%           0.61%           0.72%
Year Ended 10/31/04          $  132,775        0.60%           0.65%           0.64%           0.61%

Federal Money Market Fund -- Investor Shares
Year Ended 10/31/00          $  865,366        0.30%           5.79%           0.43%           5.66%
Year Ended 10/31/01          $  930,075        0.32%           4.42%           0.42%           4.32%
Year Ended 10/31/02          $1,048,065        0.33%           1.70%           0.42%           1.61%
Year Ended 10/31/03          $1,052,414        0.34%           0.97%           0.43%           0.88%
Year Ended 10/31/04          $  994,342        0.35%           0.92%           0.44%           0.83%

Federal Money Market Fund -- Select Shares
Year Ended 10/31/00          $  426,835        0.55%           5.61%           0.68%           5.48%
Year Ended 10/31/01          $  554,880        0.56%           4.21%           0.67%           4.10%
Year Ended 10/31/02          $  505,679        0.57%           1.47%           0.67%           1.37%
Year Ended 10/31/03          $  567,573        0.59%           0.72%           0.68%           0.63%
Year Ended 10/31/04          $  509,721        0.60%           0.66%           0.69%           0.57%


<F1> During the period, certain fees were reduced and /or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.



                      See notes to financial statements.

                                                Notes to Financial Statements
The Victory Portfolios                                       October 31, 2004


1.  Organization:

    The Victory Portfolios (the "Trust") were organized on December 6, 1995 as a Delaware statutory trust (formerly known as a Delaware business trust) as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust presently offers shares of 23 active funds. The accompanying financial statements and financial highlights are those of the Institutional Money Market Fund and the Federal Money Market Fund (collectively, the "Funds").

    The Institutional Money Market Fund and the Federal Money Market Fund are authorized to issue two classes of shares: Investor Shares and Select Shares. Each class of shares has identical rights and privileges except with respect to fees paid under shareholder servicing plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

    The Institutional Money Market Fund seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The Federal Money Market Fund seeks to provide high current income to the extent consistent with the preservation of capital.

    Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.


2.  Significant Accounting Policies:

    The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    Securities Valuation:

    Investments of the Funds are recorded at value, determined on the basis of amortized cost, or at original cost which, combined with accrued interest, approximates value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security.

    Securities Transactions and Related Income:

    Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

    Securities Purchased on a When-Issued Basis:

    The Funds may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby, involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until that transaction settles and


                                  Continued

The Victory Portfolios                                       October 31, 2004


    payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable to brokers for investments purchased on the accompanying statements of assets and liabilities. As of October 31, 2004, there were no outstanding "when-issued" purchase commitments.

    Repurchase Agreements:

    Each Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund's investment adviser deems creditworthy under guidelines approved by the Board of Trustees. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

    Dividends to Shareholders:

    Dividends from net investment income are declared daily and paid monthly by the Funds. Distributable net realized capital gains, if any, are declared and distributed at least annually.

    The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, and distributions), such amounts are reclassified within the components of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital in the accompanying statements of assets and liabilities.

    Federal Income Taxes:

    It is the policy of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

    Other:

    Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated on the basis of relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as distribution fees.


                                  Continued

The Victory Portfolios                                       October 31, 2004


3.  Investment Advisory, Administration, and Distribution Agreements:

    Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyBank National Association. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds as follows: 0.20% for the Institutional Money Market and 0.25% for the Federal Money Market. The Adviser may use a portion of its fee to assist with the distribution and marketing expenses for the benefit of the Funds. KeyBank National Association, serving as custodian for the Funds, receives custodian fees in addition to transaction fees.

    BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an indirect, wholly owned subsidiary of The BISYS Group, Inc. ("BISYS"), serves as the Administrator to the Funds. Certain officers of the Trust are affiliated with BISYS and the Adviser. Such officers, except the CCO as noted below, receive no direct payments or fees from the Funds for serving as officers of the Trust.

    Under the terms of the Administration Agreement, the Administrator's fee is computed daily and paid monthly at the annual rate of 0.14% of the Trust's average daily net assets up to $8 billion, 0.10% of the Trust's average daily net assets between $8 billion and $25 billion, and 0.08% of the Trust's average daily net assets greater than $25 billion. The Administrator may use its fees to pay advertising and marketing expenses for the benefit of the Funds. Under a Sub-Administration Agreement, BISYS pays the Adviser a fee of up to 0.04%, increased from 0.03% effective March 1, 2004, of each Fund's average daily net assets to perform certain of the administrative duties for the Funds.

    BISYS Ohio also serves the Trust as Fund Accountant and Transfer Agent for the Funds. Under the terms of the Fund Accounting Agreement, BISYS Ohio is entitled to fees on a fund level basis and reimbursement of out-of-pocket expenses incurred in providing fund accounting services. Under the terms of the Transfer Agency Agreement, BISYS Ohio is entitled to account-based fees and complex level fees along with reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

    Victory Capital Advisers, Inc. (the "Distributor") serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust dated March 1, 2004. The Distributor is not affiliated with the Adviser but is affiliated with BISYS Fund Services Limited Partnership, which had served as the Funds' distributor prior to March 1, 2004.

    The Distributor or financial institutions (directly or through the Distributor) may receive from the Funds, pursuant to a Shareholder Servicing Plan, a fee of 0.25% of the average daily net assets of the Select Shares of the Funds for providing support services to shareholders of the Funds, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Financial institutions may include affiliates of the Adviser.

    The Adviser, Administrator, or other service providers may waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios.

    The Funds employ a Chief Compliance Officer ("CCO") who receives compensation and reimbursement of out-of-pocket expenses as approved by the Trust's Board of Trustees.


4.  Line of Credit:

    The Institutional Money Market Fund participates in a Line of Credit agreement with the Bank of New York. Under the agreement, the Fund is permitted to borrow up to 33 1/3% of the total assets of the Fund at the time of borrowing. The purpose of the agreement is to meet the temporary or emergency cash needs, including but not limited to the funding of shareholder redemptions of the Fund. The Bank of New York receives an annual commitment fee of 4 basis points on $50 million for providing the Line of Credit. The Institutional Money Market Fund and another Fund in the Trust (Gradison Government Reserves) pay a pro-rata portion of this commitment fee plus any interest on amounts borrowed.

    There were no loans outstanding as of October 31, 2004 for the Funds.


                                  Continued

The Victory Portfolios                                       October 31, 2004


5.  Federal Income Tax Information:

    The tax character of distributions paid during the fiscal year ended October 31, 2004 was as follows (amounts in thousands):

                                                               Distributions
                                                                 Paid From
                                                                 Ordinary
                                                                  Income

    Institutional Money Market Fund                              $12,287
    Federal Money Market Fund                                     11,102

    The tax character of distributions paid during the fiscal year ended October 31, 2003 was as follows (amounts in thousands):

                                                               Distributions
                                                                 Paid From
                                                                 Ordinary
                                                                  Income

    Institutional Money Market Fund                              $16,884
    Federal Money Market Fund                                     14,424

    As of October 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):


                                                                                       Accumulated      Total
                                        Undistributed                                  Capital and    Accumulated
                                          Ordinary      Accumulated    Distributions      Other        Earnings/
                                           Income         Earnings        Payable         Losses       (Deficit)

    Institutional Money Market Fund         $1,845         $1,845        $(1,842)          $ 1           $ 4
    Federal Money Market Fund                1,664          1,664         (1,652)           --            12


           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of
   The Victory Portfolios:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Institutional Money Market Fund and Federal Money Market Fund, two of the portfolios of The Victory Portfolios (hereafter referred to as the "Funds") at October 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Columbus, Ohio
December 20, 2004

The Victory Portfolios                               Supplemental Information
                                                                  (Unaudited)


Other Information Regarding Trustees:

Overall responsibility for management of the Trust rests with the members of the Board of Trustees (the "Trustees"). Each Trustee has an indefinite term. The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations. The Trustees, their ages, addresses, time served with the Trust, their principal occupations during the past five years, and any other directorships held by the Trustee are as follows:


                                                                            Number of
                                                                            Portfolios
                                                                            in Fund
                                    Position(s)                             Complex       Other
Name, Age and Address,              Held with      Principal Occupation     Overseen      Directorships
Time Served with the Trust          the Trust      During Past 5 Years      By Trustee    Held By Trustee

Independent Trustees

Nigel D. T. Andrews, 57             Trustee        Retired (since 2001);       23         Great Lakes
c/o The Victory Portfolios                         Managing Director                      Chemical
3435 Stelzer Road                                  (2000-2001), Internet                  Corporation;
Columbus, OH 43219                                 Capital Group (venture                 Old Mutual plc.
8/02-Present                                       capital); Executive Vice
                                                   President, (1993-2000),
                                                   GE Capital (financial
                                                   services).

Frankie D. Hughes, 51               Trustee        Principal and Chief         23         None
c/o The Victory Portfolios                         Investment Officer
3435 Stelzer Road                                  (since 1993), Hughes
Columbus, OH 43219                                 Capital Management,
3/00-Present                                       Inc. (fixed income
                                                   asset management).

Lyn Hutton, 55                      Trustee        Executive Vice              23         Chittenden
c/o The Victory Portfolios                         President and Chief                    Corporation
3435 Stelzer Road                                  Investment Officer,
Columbus, OH 43219                                 The Commonfund for
3/02-Present                                       Nonprofit Organizations
                                                   (since January 2003);
                                                   Vice President and
                                                   Chief Financial Officer,
                                                   John D. & Catherine T.
                                                   MacArthur Foundation
                                                   (grant making) (June
                                                   1998-December 2002);
                                                   Vice President and
                                                   Treasurer (1990-1998),
                                                   Dartmouth College.

Dr. Thomas F. Morrissey, 71         Trustee        Professor, Weatherhead      23         None
c/o The Victory Portfolios                         School of Management,
3435 Stelzer Road                                  Case Western Reserve
Columbus, OH 43219                                 University.
11/94-Present



                                  Continued

The Victory Portfolios                  Supplemental Information -- continued
                                                                  (Unaudited)



                                                                                      Number of
                                                                                      Portfolios
                                                                                      in Fund
                                    Position(s)                                       Complex       Other
Name, Age and Address,              Held with      Principal Occupation               Overseen      Directorships
Time Served with the Trust          the Trust      During Past 5 Years                By Trustee    Held By Trustee

Karen F. Shepherd, 64               Trustee        Member (since 1996),                  23         UBS Bank USA
c/o The Victory Portfolios                         Shepherd Properties, LC
3435 Stelzer Road                                  and Vincent Shepherd
Columbus, OH 43219                                 Investments, LC (real
8/02-Present                                       estate investments);
                                                   U.S. Executive Director
                                                   (1996-2002), European
                                                   Bank for Reconstruction
                                                   & Development; Director,
                                                   Majority Council
                                                   (since 2002), Emily's List
                                                   (political action committee).

Frank A. Weil, 74                   Trustee        Chairman (since 1984),                23         None
c/o The Victory Portfolios                         Abacus & Associates, Inc.
3435 Stelzer Road                                  (private investment firm).
Columbus, OH 43219
12/97-Present

Leigh A. Wilson, 60                 Chairman       Founder, Chairman and                 23         None
c/o The Victory Portfolios          and            Chief Executive Officer
3435 Stelzer Road                   Trustee        (since 1989), New Century
Columbus, OH 43219                                 Care, Inc. (formerly known
11/94-Present                                      as Glenleigh International
                                                   Limited) (merchant bank);
                                                   Chief Executive Officer (since
                                                   2001), The Kenning Institute
                                                   (developer of health programs);
                                                   Director (since 1981), Chimney
                                                   Rock Vineyard and Chimney Rock
                                                   Winery.

Interested Trustee<F1>

Roger Noall, 68                     Trustee        Retired (since 2000),                 23         Alleghany
c/o The Victory Portfolios                         Executive (1997-2000),                           Corporation
3435 Stelzer Road                                  Senior Executive Vice
Columbus, OH 43219                                 President and Chief
12/97-Present                                      Administrative Officer
                                                   (1994-1996), Secretary
                                                   (1995-1996), KeyCorp.


<F1> Mr. Noall is an "interested person" of the Trust by reason of his prior relationships with KeyCorp or its affiliates.




                                  Continued

The Victory Portfolios                  Supplemental Information -- continued
                                                                  (Unaudited)


Other Information Regarding Officers:

Each Officer has an indefinite term. The Officers, their ages, addresses, time served with the Trust, and their principal occupations during the past five years are as follows:


                                Position(s)
Name, Age and Address,          Held with
Time Served with the Trust      the Trust        Principal Occupation During Past 5 Years

Jay G. Baris, 51                Assistant        Partner, Kramer Levin Naftalis & Frankel LLP.
c/o The Victory Portfolios      Secretary
3435 Stelzer Road
Columbus, OH 43219
12/97-Present

Martin R. Dean, 40              Assistant        Vice President, Compliance Services,
c/o The Victory Portfolios      Vice President   BISYS Fund Services.
3435 Stelzer Road               & Anti-Money
Columbus, OH 43219              Laundering
5/94-Present                    Compliance
                                Officer

Kathleen A. Dennis, 51          President        Senior Managing Director, Victory Capital
c/o The Victory Portfolios                       Management, Inc.
3435 Stelzer Road
Columbus, OH 43219
5/02-Present

Cynthia Lee Lindsey, 46         Secretary        Since October 2002, Director of Client Services
c/o The Victory Portfolios                       for BISYS; from November 1997 to October 2002,
3435 Stelzer Road                                Director of Securities Lending, Sales Development,
Columbus, OH 43219                               Director of Client Services and Director of Financial
12/02-Present                                    Administration and Business Planning.

Irimga McKay, 45                Vice President   Senior Vice President, Client Services of BISYS
c/o The Victory Portfolios                       Fund Services.
3435 Stelzer Road
Columbus, OH 43219
12/98-Present

Alaina Metz, 37                 Assistant        Chief Administrative Office of BISYS Fund Services.
c/o The Victory Portfolios      Secretary
3435 Stelzer Road
Columbus, OH 43219
12/96-Present

Adam S. Ness, 32                Treasurer        Director of Financial Services, BISYS Fund Services.
c/o The Victory Portfolios
3435 Stelzer Road
Columbus, OH 43219
5/03-Present



                                  Continued

The Victory Portfolios                  Supplemental Information -- continued
                                                                  (Unaudited)


Proxy Voting:

The Board of Trustees of the Funds has adopted a proxy voting policy and procedure (the "Funds Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Adviser and adopted the Adviser's proxy voting policies and procedures (the "Policy") which are generally described below. The Trustees will review each Fund's proxy voting records from time to time and will annually consider approving the Policy for the upcoming year. In the event that a conflict of interest arises between the Fund's Shareholders and the Adviser or any of its affiliates or any affiliate of the Funds, the Adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of Trustees. A Committee of the Board with responsibility for proxy oversight will instruct the Adviser on the appropriate course of action.

The Policy is designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The Adviser generally reviews each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of the Funds' shareholders. The Adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the Adviser will monitor situations that may result in a conflict of interest between the Funds' shareholders and the Adviser or any of its affiliates or any affiliate of the Funds by maintaining a list of significant existing and prospective corporate clients. The policy is available on VictoryConnect.com, in the Fund's Statement of Additional Information and on the Securities and Exchange Commission's website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 is available (1) without charge, upon request, by calling 1-800-539-3863, and
(2) on the Securities and Exchange Commission's website at http://www.sec.gov.


Availability of Schedules of Portfolio Investments:

Schedules of Portfolio Investments for periods ending January 31 (effective March 31, 2005) and July 31 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.


                                  Continued

The Victory Portfolios                  Supplemental Information -- continued
                                                                  (Unaudited)


Expense Examples:

As a shareholder of the Victory Portfolios, you incur ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Victory Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 through October 31, 2004.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


                                  Beginning       Ending        Expense Paid       Expense Ratio
                                Account Value  Account Value  During Period<F1>    During Period
                                   5/1/04        10/31/04      5/1/04-10/31/04    5/1/04-10/31/04

Institutional Money Market Fund
Investor Shares                  $1,000.00      $1,005.60           $1.76              0.35%
Select Shares                     1,000.00       1,004.20            1.36              0.27%

Federal Money Market Fund
Investor Shares                   1,000.00       1,005.40            1.76              0.35%
Select Shares                     1,000.00       1,004.10            2.82              0.56%


<F1> Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.




                                  Continued

The Victory Portfolios                  Supplemental Information -- continued
                                                                  (Unaudited)


Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Victory Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


                                   Beginning         Ending         Expense Paid       Expense Ratio
                                 Account Value    Account Value   During Period<F1>    During Period
                                    5/1/04          10/31/04       5/1/04-10/31/04    5/1/04-10/31/04

Institutional Money Market Fund
Investor Shares                   $1,000.00        $1,023.38           $1.78              0.35%
Select Shares                      1,000.00         1,023.78            1.37              0.27%

Federal Money Market Fund
Investor Shares                    1,000.00         1,023.38            1.78              0.35%
Select Shares                      1,000.00         1,022.32            2.85              0.56%


<F1> Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.




Portfolio Holdings:
(As a Percentage of Total Investments)

Institutional Money Market Fund

Commercial Paper           39.8%
U.S. Government Agencies    5.7%
Corporate Bond             22.2%
Repurchase Agreement       16.4%
Taxable Municipal Bond      1.9%
Certificate of Deposit     12.9%
Bankers Acceptance          1.1%

Federal Money Market Fund

U.S. Government Agencies   47.9%
Repurchase Agreement       51.1%
U.S. Treasury Obligations   1.0%

Victory Funds
LOGO(R)

Visit our web site at:
www.VictoryConnect.com

Call Victory at:
800-539-FUND (800-539-3863)

                                                              1AR-IMMVF 12/04

October 31, 2004


Annual Report

Gradison Government Reserves Fund
Prime Obligations Fund
Financial Reserves Fund
Tax-Free Money Market Fund
Ohio Municipal Money Market Fund


Victory Funds
LOGO(R)

VictoryConnect.com
News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

     o    Detailed performance records
     o    Daily share prices
     o    The latest fund news
     o    Investment resources to help you become a better investor
     o    A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

The Victory Portfolios


                    Table of Contents

Shareholder Letter                                        3

Financial Statements
Schedules of Investments                                  4
Statements of Assets and Liabilities                     28
Statements of Operations                                 30
Statements of Changes in Net Assets                      32
Financial Highlights                                     34

Notes to Financial Statements                            36

Report of Independent
Registered Public Accounting Firm                        41

Supplemental Information
Trustee and Officer Information                          42
Proxy Voting Information                                 45
Expense Examples                                         46
Portfolio Holdings                                       48

The Funds are distributed by Victory Capital Advisers Inc., which is not affiliated with KeyCorp or its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment advisor to the Funds and receives a fee from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

An investment in the Funds is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.


                              NOT FDIC INSURED
Shares of the Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management
  Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.


Victory Funds
LOGO(R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.VictoryConnect.com

                   This page is intentionally left blank.

Letter to Our Shareholders

Looking back on the Victory Portfolios' ("Victory Funds") fiscal year, investors have generally been rewarded for owning equities. Trailing 12-month returns based on S&P and Russell indices ranged between about 13% and 20%. Mid-cap and small company returns were a bit higher than large cap. For the most part managers who were willing to take on lower quality names were also rewarded. Within this year of strong returns was a fair amount of volatility, particularly in the third quarter as economic and political factors led to uncertainty.

Fixed income investors had an interesting year, watching and waiting for what seemed the inevitable rise in interest rates. The Federal Reserve, however, did not touch the Fed Funds Rate until June; since then, there has been a steady process of upward adjustments. As this letter is written, the Fed Funds Rate stands at 2%, reflecting four 25 basis point moves from the low of 1%. That low was in place for almost 1 year.

We are now over a year into "the mutual fund scandal" which began with the discovery that a number of mutual fund companies were allowing certain shareholders to "time" their funds, imposing an expense burden on the remaining shareholders. The investigations continue and enforcement actions are ongoing. The activities under scrutiny have been broadened to include both the fund companies and the intermediaries who distribute our funds. Increased pressure has been placed on the directors and trustees of mutual funds. Regulatory changes have been extensive. As we have said earlier, these safety nets usually come with a price, and much of the cost of regulation may, in the end, be borne by the shareholders.

The industry has been able to maintain a positive image with fund owners, despite a year of turmoil. A recent survey by the Investment Company Institute indicates that 72% of fund owners have a positive impression of fund companies. This is down slightly from 76% two years ago and a high of 84% in 2000. It appears that the drop since 2000 reflects primarily the declines in the stock market, with the scandal having less impact. Mutual fund flows seem to tell the best story: data for the year ended May 2004 showed net new flows of $244 billion, a number that is the second highest in the last 8 years.

At Victory, we are undertaking a number of actions relative to the fund complex, which we expect will make us more focused and efficient in delivering quality investment results and service to our clients. Specifically we have decided to close or merge several portfolios; we are also liquidating a number of very small C Share classes. We have made some changes in our portfolio management teams that we believe will ultimately benefit performance.

Our thanks to all our shareholders for their continued use of the Victory
Funds.

/s/ Kathleen A. Dennis

Kathleen A. Dennis
President
The Victory Portfolios

The Victory Portfolios                              Schedules of Investments
Gradison Government Reserves Fund                           October 31, 2004
(Amounts in Thousands)


                                                       Principal
Security Description                                     Amount       Value

U.S. Government Agencies (100.0%)

Federal Farm Credit Bank (20.0%):
3.88%, 12/15/04                                         $ 32,150  $   32,253
1.99%*, 1/27/05                                           25,000      25,000
1.74%*, 2/3/05                                            30,000      29,999
1.75%*, 3/1/05                                            75,000      75,000
1.85%*, 4/25/05                                           25,000      25,000
1.85%*, 5/16/05                                           50,000      50,000
1.80%*, 9/22/05                                          100,000      99,973
2.40%, 10/7/05,
   Callable 1/7/05 @ 100                                  15,000      15,000
1.75%*, 3/8/06                                            50,000      50,000
1.79%*, 4/4/06                                           100,000     100,001
1.83%*, 4/18/06                                           90,000      90,000

                                                                     592,226

Federal Home Loan Bank (80.0%):
1.77%, 11/1/04                                            14,365      14,365
1.51%, 11/3/04                                            25,905      25,903
1.63%, 11/10/04                                           86,700      86,665
1.72%, 11/12/04                                          225,000     224,882
1.73%, 11/17/04                                          452,500     452,153
1.71%, 11/19/04                                          245,266     245,056
1.79%, 11/24/04                                           47,925      47,870
1.78%, 11/26/04                                          120,155     120,006
1.51%, 12/8/04                                            30,000      30,009
3.88%, 12/15/04                                           59,550      59,708
1.30%, 2/23/05                                            43,000      43,000
1.25%, 2/25/05,
   Callable 11/6/04 @ 100                                 35,000      35,000
1.79%*, 3/3/05                                            65,000      65,000
1.50%, 3/9/05                                            105,000     105,000
1.80%*, 3/15/05                                           90,300      90,293
1.84%*, 3/21/05                                          105,000     104,994
1.25%, 3/29/05                                           100,000     100,000
1.90%*, 3/30/05                                          134,000     133,998
1.40%, 4/1/05,
   Callable 12/8/04 @ 100                                 30,000      30,000
1.26%, 4/8/05                                             55,000      55,000
1.85%*, 4/25/05                                           50,000      49,996
1.60%, 4/28/05                                            70,000      70,000
1.38%, 4/29/05                                           100,000     100,000
1.80%, 5/17/05,
   Callable 11/17/04 @ 100                                10,000      10,000
1.78%, 5/27/05                                            70,000      70,000

                                                                   2,368,898

Total U.S. Government Agencies
(Amortized Cost $2,961,124)                                        2,961,124

Total Investments
(Amortized Cost $2,961,124) (c) -- 100.0%                          2,961,124

Other assets in excess of liabilities -- 0.0%                             55

NET ASSETS -- 100.0%                                              $2,961,179


   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                              Schedules of Investments
Prime Obligations Fund                                      October 31, 2004
(Amounts in Thousands)


                                                       Principal
Security Description                                     Amount       Value

Bankers Acceptance (0.4%)

U.S. Bank, 2.03%, 5/19/05                                $ 5,000  $    5,000

Total Bankers Acceptance
(Amortized Cost $5,000)                                                5,000


Certificates of Deposit (13.4%)

Abbey National Treasury Services,
   1.68%*, 5/26/05                                        20,000      19,994
Canadian Imperial Bank
   of Commerce NY,
   1.32%, 3/3/05                                          15,000      14,965
Credit Suisse First Boston,
   1.82%, 11/15/04                                        30,000      30,000
Credit Suisse First Boston NY,
   1.75%*, 11/21/05                                       20,000      20,004
HBOS Treasury Services NY,
   1.71%, 12/30/04                                        15,000      15,000
Huntington National Bank,
   1.81%*, 2/10/05                                        25,000      25,008
Toronto Dominion Bank,
   2.35%, 9/29/05                                         15,000      14,997
Westdeutsche Landesbank,
   1.78%*, 3/4/05                                         30,000      29,997

Total Certificates of Deposit
(Amortized Cost $169,965)                                            169,965


Commercial Paper (27.6%)

Blue Bell Funding Corp.,
   1.83%, 11/19/04 (a)                                    30,000      29,973
Blue Bell Funding Corp.,
   1.84%, 11/22/04 (a)                                    30,000      29,968
Citigroup Global Markets,
   1.85%, 11/19/04                                        60,000      59,945
Delaware Funding Co. LLC,
   1.91%, 11/30/04 (a)                                    10,000       9,985
Goldman Sachs Group, Inc.,
   1.91%*, 1/18/05                                        60,000      60,000
Harrier Finance Funding US LLC,
   2.25%, 4/20/05 (a)                                      9,000       8,904
Mont Blanc Capital Corp.,
   1.79%, 11/10/04 (a)                                    20,000      19,991
Mont Blanc Capital Corp.,
   1.86%, 12/14/04 (a)                                    40,000      39,910
Old Line Funding Corp.,
   1.80%, 11/17/04 (a)                                    20,246      20,230
Tango Finance Corp.,
   2.04%, 1/26/05 (a)                                     24,000      23,883
Wells Fargo & Co.,
   1.88%, 11/30/04                                        30,000      30,000
Windmill Funding Corp.,
   1.86%, 11/22/04 (a)                                    16,750      16,732

Total Commercial Paper
(Amortized Cost $349,521)                                            349,521


Corporate Bonds (29.2%)

215 Jane Investors LLC,
   1.93%*, 6/1/27, LOC Fleet National Bank                 2,535       2,535
American Micro Products,
   1.96%*, 7/1/11, LOC US Bank NA                          4,000       4,000
Anchor Holdings II LLC,
   1.96%*, 4/15/26                                        13,830      13,830
Bluegrass Paving, Inc.,
   2.03%*, 3/1/11,
   LOC Firstar Bank                                        1,450       1,450
BP Capital Markets PLC,
   4.00%, 4/29/05                                         10,000      10,094
Carenet Health Systems,
   1.93%*, 9/1/25,
   LOC Bank of America                                     4,900       4,900
Champion Brands, Inc.,
   1.93%*, 12/1/10,
   LOC Bank of America                                     4,700       4,700
CIT Group, Inc.,
   3.63%*, 1/31/05, MTN                                   10,225      10,262
CIT Group, Inc.,
   1.98%*, 2/14/05, MTN                                   31,900      31,924
CIT Group, Inc.,
   2.56%*, 7/29/05, MTN                                   23,000      23,069
Clinic Investment LP,
   Series 2000, 1.96%*, 6/1/15                             5,680       5,680
Concorde Group Ltd.,
   1.96%*, 10/1/19                                         2,765       2,765
Finley Distributing Co.,
   1.93%*, 5/1/11,
   LOC Bank of America                                     6,965       6,965
Florence Center Association,
   2.01%*, 12/1/11,
   LOC Firstar Bank                                        1,500       1,500
Four Flags Properties, Inc.,
   1.96%*, 10/1/28                                         4,750       4,750
General Electric Capital Corp.,
   4.25%, 1/28/05, MTN                                    15,000      15,084


   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                 Schedules of Investments -- continued
Prime Obligations Fund                                      October 31, 2004
(Amounts in Thousands)


                                                       Principal
Security Description                                     Amount       Value

General Secretariat Oas,
   1.93%*, 3/1/33,
   LOC Bank of America                                   $12,600  $   12,600
Glacier 600 LLC,
   1.92%*, 11/1/16,
   LOC US Bank NA                                          5,075       5,075
Goldman Sachs Group LP,
   2.25%*, 3/16/05, MTN (a)                               10,000      10,015
Harper Co.,
   2.01%*, 3/1/08,
   LOC Firstar Bank                                        2,050       2,050
Hoseki Homes I,
   2.01%, 6/1/21,
   LOC Huntington National Bank                            4,530       4,530
Household Finance Corp.,
   8.00%, 5/9/05                                           9,000       9,269
International Lease Finance Corp.,
   5.54%, 3/21/05, MTN                                     9,000       9,120
JP Extrusions, Inc.,
   1.90%*, 12/1/20, LOC Bank One                           4,200       4,200
Kissel Holdings, Inc.,
   1.96%*, 12/1/17, LOC Star Bank                          3,215       3,215
Laurel Grocery Co. LLC,
   1.96%*, 12/1/14                                         2,345       2,345
Liberty Light US Capital,
   1.91%*, 4/26/05, MTN (a)                               10,000       9,999
Maruga, Series 1999-A,
   1.96%, 2/1/20,
   LOC Fifth Third Bank (a)                                4,660       4,660
Morgan Stanley,
   1.99%*, 8/15/05, MTN                                   60,000      60,061
Neltner Properties LLC,
   1.96%*, 12/1/19,
   LOC Firstar Bank                                        3,610       3,610
Orthopaedic Institute,
   2.05%*, 11/1/11,
   LOC Huntington Bank                                     8,440       8,440
Pomeroy Investments,
   1.96%*, 9/1/15,
   LOC Firstar Bank                                        2,650       2,650
Richfield Technology Associates LLC,
   1.96%*, 4/1/20,
   LOC Firstar Bank                                        3,875       3,875
RKS LLC, 2.06%*, 5/1/26,
   LOC AmSouth Bank (a)                                    5,500       5,500
RMD Corp.,
   1.96%*, 11/1/11,
   LOC Fifth Third Bank (a)                                5,900       5,900
SeaRiver Maritime, Inc.,
   1.86%*, 10/1/11                                        19,800      19,800
Sigma Finance, Inc.,
   1.86%*, 9/15/05, MTN                                   14,000      14,001
Southwestern Ohio Steel,
   1.96%*, 4/1/08,
   LOC Firstar Bank                                        2,755       2,755
Stevenson Photo Color Co.,
   1.96%*, 8/1/19                                          5,205       5,205
Summit Country Day School,
   Series 2003, 1.96%*, 11/1/09                            9,810       9,810
Telesis/Autumn Leaves Ltd.,
   1.93%*, 11/1/04,
   LOC Nationsbank                                         4,490       4,490
Vista Funding Corp.,
   1.96%*, 8/1/17,
   LOC Fifth Third Bank                                    1,766       1,766

Total Corporate Bonds
(Amortized Cost $368,449)                                            368,449


Repurchase Agreements (18.4%)

Bear Stearns & Co., 1.88%, 11/1/04
   (Date of Agreement 10/29/04,
   Proceeds at maturity $75,012
   collateralized by $76,729
   various securities, 0.00%-8.46%,
   9/1/25-6/10/37, market value $76,132                   75,000      75,000
Deutsche Bank Securities, Inc., 1.84%, 11/1/04
   (Date of Agreement 10/29/04,
   Proceeds at maturity $75,012
   collateralized by $76,500
   various U.S. Government securities,
   3.43%-4.56%, 8/1/33-5/1/34,
   market value $76,262                                   75,000      75,000
UBS Warburg, 1.87%, 11/1/04
   (Date of Agreement 10/29/04,
   Proceeds at maturity $82,913
   collateralized by $84,560
   various U.S Government securities,
   0.00%-8.60%, 10/28/05-7/15/33,
   market value $84,170                                   82,900      82,900

Total Repurchase Agreements
(Amortized Cost $232,900)                                            232,900


Taxable Municipal Bonds (5.2%)

Florida (1.8%):
Osceola County Housing Finance
   Authority, Revenue,
   2.06%*, 9/15/35,
   LOC JP Morgan Chase Bank                                2,610       2,610
Polk County Industrial Development
   Authority, Revenue,
   Watson Clinic, 1.93%*, 12/1/18,
   LOC Nationsbank N.A.                                   20,000      20,000

                                                                      22,610

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                 Schedules of Investments -- continued
Prime Obligations Fund                                      October 31, 2004
(Amounts in Thousands)


                                                       Principal
Security Description                                     Amount       Value

Kentucky (1.6%):
Boone County Industrial
   Building Revenue,
   Hennegan Co. Project,
   Series B, 1.96%*, 4/1/16,
   LOC Star Bank                                         $ 1,985  $    1,985
Walton Industrial Building Revenue,
   Clarion Manufacturing Corp.
   of America Project,
   1.96%*, 8/1/17,
   LOC Fifth Third Bank                                    3,830       3,830
Warren County Industrial
   Development Authority, Revenue,
   Stupps Brothers, Inc.,
   Series B-2, 1.93%*, 12/1/18,
   LOC Bank of America                                    14,200      14,200

                                                                      20,015

Massachusetts (0.1%):
State Industrial Finance Agency
   Revenue, Southcoast Nursing,
   1.93%*, 1/1/28,
   LOC Fleet National Bank                                 1,815       1,815

Mississippi (0.6%):
Mississippi Business Finance Corp.,
   2.24%, 4/4/05,
   LOC BP Amoco                                            8,100       8,100

Missouri (0.4%):
State Development Finance Board,
   Infastructure Facilities Revenue,
   St. Louis Center, Series B,
   1.92%*, 12/1/20,
   LOC Firstar Bank                                        5,200       5,200

Ohio (0.7%):
Cleveland-Cuyahoga County
   Port Authority Revenue,
   PRL Corp. Project,
   1.96%*, 12/1/11,
   LOC Fifth Third Bank                                    8,850       8,850

Total Taxable Municipal Bonds
(Amortized Cost $66,590)                                              66,590


U.S. Government Agencies (5.8%)

Federal Farm Credit Bank (0.3%):
2.38%, 8/9/05, Callable 11/9/04 @100                       3,385       3,385

Federal Home Loan Bank (2.1%):
1.42%, 11/12/04                                            5,000       4,998
1.65%, 5/17/05, Callable 1/21/05 @100                     15,000      15,000
1.77%, 5/27/05, Callable 11/4/04 @100                      7,000       6,998

                                                                      26,996

Federal National Mortgage Assoc. (3.4%):
1.40%, 3/29/05, Callable 12/4/04 @100                     15,000      15,000
1.75%, 5/23/05, Callable 1/28/05 @100                     15,000      15,000
2.32%, 9/12/05, Callable 11/18/04 @100                    13,000      13,000

                                                                      43,000

Total U.S. Government Agencies
(Amortized Cost $73,381)                                              73,381

Total Investments
(Amortized Cost $1,265,806) (c) -- 100.0%                          1,265,806

Other assets in excess of liabilities -- 0.0%                            454

NET ASSETS -- 100.0%                                              $1,266,260


   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                              Schedules of Investments
Financial Reserves Fund                                     October 31, 2004
(Amounts in Thousands)


                                                       Principal
Security Description                                     Amount       Value


Bankers Acceptance (2.1%)

U.S. Bank, 2.03%, 5/19/05                                $10,000    $ 10,001

Total Bankers Acceptance
(Amortized Cost $10,001)                                              10,001


Certificates of Deposit (7.5%)

Bayerische Landesbank NY,
   1.89%*, 12/17/04                                        2,030       2,030
Canadian Imperial Bank of Commerce NY,
   1.32%, 3/3/05                                           5,000       4,988
Credit Suisse First Boston,
   1.82%, 11/15/04                                        14,000      14,000
Royal Bank of Scotland,
   1.82%, 11/22/04                                        10,000      10,000
Toronto Dominion Bank,
   2.35%, 9/29/05                                          5,000       4,999

Total Certificates of Deposit
(Amortized Cost $36,017)                                              36,017


Commercial Paper (27.5%)

Blue Bell Funding Corp.,
   1.86%, 11/23/04 (a)                                    20,000      19,977
Citigroup Global Markets,
   1.85%, 11/19/04                                        20,000      19,982
Harrier Finance Funding US LLC,
   2.15%, 1/24/05 (a)                                      2,250       2,239
Harrier Finance Funding US LLC,
   2.15%, 1/25/05 (a)                                      5,000       4,974
HBOS Treasury Services PLC,
   2.02%, 12/14/04                                         2,700       2,693
Mont Blanc Capital Corp.,
   1.86%, 12/14/04 (a)                                    20,000      19,955
Sheffield Receivables Corp.,
   1.91%, 11/29/04 (a)                                    11,100      11,084
Stanfield Victoria Funding LLC,
   1.90%, 11/22/04 (a)                                    16,500      16,482
Tango Finance Corp.,
   2.04%, 1/26/05 (a)                                      9,500       9,454
Wells Fargo & Co.,
   1.88%, 11/30/04 (a)                                    10,000      10,000
Windmill Funding Corp.,
   1.85%, 11/15/04 (a)                                     7,850       7,844
Windmill Funding Corp.,
   1.92%, 12/1/04 (a)                                      7,000       6,989

Total Commercial Paper
(Amortized Cost $131,673)                                            131,673


Corporate Bonds (30.7%)

2 Franks LLC, 2.10%*, 11/1/22                              1,800       1,800
American Honda Finance Corp.,
   2.21%*, 12/6/04, MTN                                    4,500       4,502
Bayerische Landesbank NY,
   1.91%*, 1/31/05, MTN                                    2,000       2,000
BF FT Myers/BF South, Inc.,
   1.96%*, 11/1/17,
   LOC Fifth Third Bank                                    2,900       2,900
BP Capital Markets PLC,
   4.00%, 4/29/05                                          4,000       4,038
BP Capital Markets PLC,
   4.63%, 5/27/05                                          2,000       2,031
Burgess & Niple,
   1.96%*, 9/1/14,
   LOC National City Bank                                  2,560       2,560
Centerville Capital,
   2.06%*, 10/1/26                                         5,575       5,575
Cincinnati Hills Christian Academy, Inc.,
   1.96%*, 4/1/22,
   LOC Fifth Third Bank                                    5,210       5,210
CIT Group, Inc.,
   6.63%, 6/15/05                                          1,196       1,228
CIT Group, Inc.,
   2.56%*, 7/29/05, MTN                                   14,375      14,418
EZFlow LP, 1.93%*, 6/1/08,
   LOC Bank of America                                     5,830       5,830
Harrier Finance Funding US LLC,
   1.87%*, 10/17/05, MTN                                  10,000       9,999
Household Finance Corp.,
   8.00%, 5/9/05                                           2,000       2,060
JL Capital One LLC,
   Series 2002,
   2.00%*, 11/1/12,
   LOC Old National Bank
   & Wells Fargo                                           2,900       2,900
John E. Staten Properties,
   1.96%*, 10/1/21,
   LOC National City Bank                                  3,310       3,310


   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                 Schedules of Investments -- continued
Financial Reserves Fund                                     October 31, 2004
(Amounts in Thousands)


                                                       Principal
Security Description                                     Amount       Value

Karmann Technical Development
   LLC/Pilot Drive Properties LLC,
   Series 2002, 2.10%*, 12/1/32                          $ 1,280    $  1,280
Maruga, Series 1999b,
   2.06%*, 9/1/16, LOC Firstar Bank (a)                    1,095       1,095
Morgan Stanley,
   1.99%*, 8/15/05, MTN                                   20,000      20,020
Newcourt Credit Group, Inc.,
   6.88%, 2/16/05                                          2,075       2,106
Newport Investment Co. LLC,
   1.96%*, 12/1/22                                         3,290       3,290
Oak Crest Homes, Inc.,
   2.01%*, 11/1/26                                         1,455       1,455
QC Reprographics, Inc.,
   2.01%*, 2/1/21,
   LOC Firstar Bank                                        1,835       1,835
Redbank Professional Office Building,
   1.96%*, 5/1/21,
   LOC Firstar Bank                                        2,990       2,990
Rogers, Inc.,
   1.96%*, 10/1/37,
   LOC Fifth Third Bank                                    1,210       1,210
SeaRiver Maritime, Inc.,
   1.86%*, 10/1/11                                        14,000      14,000
SGM Funding Corp.,
   1.96%*, 7/1/16,
   LOC Firstar Bank                                        2,300       2,300
SGM Funding Corp.,
   1.96%*, 6/1/22,
   LOC Firstar Bank                                        3,470       3,470
Sharp Electronics,
   1.96%*, 12/1/12,
   LOC Fifth Third Bank                                    2,810       2,810
Telesis/Autumn Leaves Ltd.,
   1.93%*, 11/1/04,
   LOC Nationsbank                                         5,760       5,760
Tisdel Holdings, Inc.,
   1.96%*, 9/1/20,
   LOC Firstar Bank                                        2,080       2,080
Wagner Moving & Storage,
   1.96%*, 7/1/22,
   LOC Fifth Third Bank                                    2,390       2,390
White Brothers Properties,
   2.05%*, 12/1/18                                         3,300       3,300
Yeager-Kreutzjan Partners,
   2.05%*, 5/1/22,
   LOC Huntington National Bank                            5,405       5,404

Total Corporate Bonds
(Amortized Cost $147,156)                                            147,156


Repurchase Agreements (22.7%)

Bear Stearns & Co., 1.88%, 11/1/04
   (Date of Agreement 10/29/04,
   Proceeds at maturity
   $50,008 collateralized by
   $51,501 various securities,
   2.27%-8.75%, 12/31/08-6/10/37,
   market value $50,789)                                  50,000      50,000
Deutsche Bank Securities, Inc., 1.84%, 11/1/04
   (Date of Agreement 10/29/04,
   Proceeds at maturity $25,004
   collateralized by $25,500
   various securities,
   3.69%-6.00%, 1/1/34-8/1/34,
   market value $25,414)                                  25,000      25,000
UBS Warburg, 1.87%, 11/1/04
   (Date of Agreement 10/29/04,
   Proceeds at maturity
   $33,805 collateralized by
   $34,477 various securities,
   0.00%-8.05%, 1/24/05-12/12/23,
   market value $34,221)                                  33,800      33,800

Total Repurchase Agreements
(Amortized Cost $108,800)                                            108,800


   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                 Schedules of Investments -- continued
Financial Reserves Fund                                     October 31, 2004
(Amounts in Thousands)


                                                       Principal
Security Description                                     Amount       Value


Taxable Municipal Bonds (5.1%)

Florida (3.3%):
Polk County Industrial
   Development Authority, Revenue,
   Watson Clinic, 1.93%*, 12/1/18,
   LOC Nationsbank N.A.                                  $ 8,700    $  8,700
Watson Clinic, 1.93%*, 12/1/18,
   LOC Bank of America                                     7,300       7,300

                                                                      16,000

Kentucky (0.9%):
Warren County Industrial
   Development Authority, Revenue,
   Stupps Brothers, Inc.,
   Series B-2, 1.93%*, 12/1/18,
   LOC Bank of America                                     4,100       4,100

New Mexico (0.4%):
Albuquerque Industrial Revenue,
   Ktech Corp. Project,
   1.90%*, 11/1/22,
   LOC Wells Fargo Bank                                    1,900       1,900

Texas (0.5%):
Splendora Higher Education
   Facilities Corp., Series B,
   1.90%*, 12/1/26,
   LOC Wells Fargo Bank                                    2,565       2,565

Total Taxable Municipal Bonds
(Amortized Cost $24,565)                                              24,565


U.S. Government Agencies (4.4%)

Federal Home Loan Bank (1.5%):
1.65%, 5/17/05,
   Callable 1/21/05 @100                                   5,000       5,000
1.77%, 5/27/05,
   Callable 11/4/04 @100                                   2,000       1,999

                                                                       6,999

Federal National Mortgage Assoc. (2.9%):
1.40%, 3/29/05,
   Callable 12/4/04 @100                                   5,000       5,000
1.75%, 5/23/05,
   Callable 1/28/05 @100                                   5,000       5,000
2.32%, 9/12/05,
   Callable 11/18/04 @100                                  4,000       4,000

                                                                      14,000

Total U.S. Government Agencies
(Amortized Cost $20,999)                                              20,999

Total Investments
(Amortized Cost $479,211) (c) -- 100.0%                              479,211

Other assets in excess of liabilities -- 0.0%                            124

NET ASSETS -- 100.0%                                                $479,335


   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                              Schedules of Investments
Tax-Free Money Market Fund                                  October 31, 2004
(Amounts in Thousands)


                                                       Principal
Security Description                                     Amount       Value


Municipal Bonds (101.2%)

Alabama (3.1%):
Housing Finance Authority Revenue,
   Multifamily Housing,
   Hillwood Project, Series H,
   1.79%*, 12/15/30, FNMA                                $ 3,330    $  3,330
Housing Finance Authority Revenue,
   Multifamily Housing,
   Inverness Project, Series G,
   1.79%*, 12/15/30, FNMA                                  4,000       4,000
Housing Finance Authority Revenue,
   Multifamily Housing,
   Rocky Ridge Project, Series F,
   1.79%*, 12/15/30, FNMA (b)                              6,000       6,000
Montgomery Hospital,
   Series D, 1.78%*, 12/1/30,
   AMBAC, SPA Bank of New York                             5,000       5,000

                                                                      18,330

Arizona (0.3%):
Pima County, Industrial
   Development Authority,
   IDR, Brush Wellman,
   Inc. Project, 1.84%*, 9/1/09,
   LOC Bank One N.A.                                       1,500       1,500

Colorado (1.0%):
Castlewood Ranch
   Metropolitan District,
   GO, 1.15%*, 12/1/34,
   LOC U.S. Bank N.A.                                      6,000       6,000

District of Columbia (3.2%):
District of Columbia, Revenue,
   Field School Project,
   Series A, 1.79%*, 7/1/31,
   LOC Wachovia Bank N.A.                                  7,960       7,960
District of Columbia,
   National Academy,
   TECP, 1.20%, 1/11/05,
   AMBAC                                                  11,000      11,000

                                                                      18,960

Florida (0.6%):
St. Lucie County Industrial Revenue,
   Savannahs Hospital Project,
   1.85%*, 11/1/15,
   LOC CIBC World Markets                                  3,545       3,545

Georgia (0.4%):
De Kalb County Development Authority,
   IDR, Design Packaging Project,
   Series A, 1.82%*, 9/1/13,
   LOC Bank of America N.A. AMT                            2,500       2,500

Illinois (14.2%):
Chicago Revenue,
   Noble Street Charter School,
   1.87%*, 6/1/24,
   LOC Bank One N.A.                                       2,200       2,200
Development Finance Authority Revenue,
   Derby Industries, Inc. Project,
   1.92%*, 12/1/11,
   LOC Fifth Third Bank AMT                                1,800       1,800
Development Finance Authority Revenue,
   IDR, Haskris Co. Project,
   2.17%*, 8/1/21,
   LOC Bank One N.A. AMT                                   1,440       1,440
Development Finance Authority Revenue,
   Museum of Contemporary
   Arts Project, 1.77%*, 2/1/29,
   LOC Bank One N.A.                                       6,300       6,300
Development Finance Authority Revenue,
   Providence St. Mellon School
   Project, 1.77%*, 6/1/37,
   LOC Bank One N.A.                                       4,900       4,900
Development Finance Authority Revenue,
   Radiological Society Project,
   1.77%*, 6/1/17,
   LOC Bank One N.A.                                       2,000       2,000
Development Finance Authority Revenue,
   Solid Waste Disposal,
   Develgroup LLC Project,
   Series A, 1.92%*, 1/1/21,
   LOC Bank One N.A. AMT                                   2,125       2,125


   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                 Schedules of Investments -- continued
Tax-Free Money Market Fund                                  October 31, 2004
(Amounts in Thousands)


                                                       Principal
Security Description                                     Amount       Value

Development Finance Authority Revenue,
   Teachers Academy for Math,
   1.77%*, 2/1/21,
   LOC Bank One N.A.                                     $ 3,325    $  3,325
Development Finance Authority Revenue,
   WDC Partners LLC Project,
   2.17%*, 7/1/21,
   LOC Bank One N.A. AMT                                   1,555       1,555
Development Finance Authority,
   EDR, CPL/Downers Grove Partnership,
   1.87%*, 12/1/05,
   LOC LaSalle National Bank N.A.                          4,500       4,500
Development Finance Authority,
   IDR, Industrial Steel Construction, Inc.
   Project, 1.92%*, 7/15/23,
   LOC Bank One N.A. AMT                                   4,210       4,210
Development Finance Authority,
   IDR, MacLean-Fogg Co. Project,
   1.82%*, 6/1/14,
   LOC Bank of America N.A. AMT                            1,900       1,900
Development Finance Authority,
   IDR, Technifast Industries, Inc.,
   Series A, 2.12%*, 8/1/26,
   LOC Bank One N.A. AMT                                   3,645       3,645
East St. Louis Tax Increment,
   Public Library Project,
   1.87%*, 12/1/09,
   LOC Bank of America                                     2,715       2,715
Educational Facilities Authority Revenue,
   Chicago Historical Society,
   1.77%*, 12/1/25,
   LOC Northern Trust Co.                                  2,200       2,200
Educational Facilities Authority Revenue,
   Elmhurst College,
   1.77%*, 3/1/33,
   LOC Bank One N.A.                                       3,000       3,000
Educational Facilities Authority Revenue,
   Museum of Natural History,
   1.77%*, 11/1/34,
   LOC Bank One N.A.                                       2,250       2,250
Educational Facilities Authority Revenue,
   National Louis University,
   Series B, 1.77%*, 6/1/29,
   LOC American National Bank & Trust                      6,900       6,900
Galesburg, Knox College Project,
   1.85%*, 3/1/31,
   LOC LaSalle National Bank                               5,000       5,000
Glendale Heights, IDR,
   Hudapack Metal Project,
   1.97%*, 9/1/18,
   LOC Bank One Wisconsin AMT                              2,725       2,725
Hanover Park, IDR,
   Spectra-Tech, Inc. Project,
   1.95%*, 8/1/17,
   LOC Harris Trust & Savings Bank AMT                     1,145       1,145
Health Facilities Authority Revenue,
   Lifelink Corp.,
   Series A, 1.79%*, 2/15/16,
   LOC Bank One N.A.                                       1,900       1,900
Health Facilities Authority Revenue,
   Washington & Jane Smith Home,
   1.82%*, 7/1/26,
   LOC Comerica Bank                                       3,000       3,000
International Port District Revenue,
   1.78%*, 1/1/23,
   LOC LaSalle National Bank N.A.                          2,000       2,000
Naperville Revenue,
   Dupage Childrens Museum Project,
   1.77%*, 6/1/30,
   LOC American National Bank & Trust                      5,900       5,900
Quad Cities Regional Economic
   Development Authority,
   Steel Warehouse,
   1.94%*, 12/1/12,
   LOC National City Bank of Indiana AMT                   2,525       2,525
Upper Illinois River Valley
   Development Authority Revenue,
   Advanced Flexible Project,
   1.87%*, 6/1/25,
   LOC ABN AMRO Bank AMT                                   1,880       1,880
West Chicago, IDR,
   Liquid Container Project,
   1.80%*, 3/1/15,
   LOC Bank of America                                     1,000       1,000
Yorkville, IDR,
   Wheaton & Co., Inc. Project,
   1.92%*, 4/1/16,
   LOC Bank One N.A. AMT                                   1,400       1,400

                                                                      85,440


   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                 Schedules of Investments -- continued
Tax-Free Money Market Fund                                  October 31, 2004
(Amounts in Thousands)


                                                       Principal
Security Description                                     Amount       Value

Indiana (10.6%):
Bond Bank Revenue,
   Series A, 2.00%, 1/25/05,
   LOC Bank of New York                                  $10,000    $ 10,021
Bond Bank, Special Project,
   Tri County, Series D, 1.85%*, 1/1/17,
   LOC Huntington National Bank                            5,750       5,750
Elkhart County, EDR,
   Hinsdale Farms Ltd. Project,
   1.92%*, 10/1/17,
   LOC Bank One N.A. AMT                                   2,495       2,495
Fort Wayne, EDR,
   PHD, Inc. Project,
   1.92%*, 5/1/15,
   LOC Wells Fargo Bank N.A. AMT                           2,400       2,400
Greenwood, IDR,
   Jacks Investments LLC Project,
   1.92%*, 2/1/16,
   LOC Bank One Indianapolis AMT                           1,390       1,390
Health Facilities Financing
   Authority Revenue,
   Crossroads Rehabilitation
   Center Project,
   1.83%*, 7/1/24,
   LOC Bank One N.A.                                       2,145       2,145
Hendricks County Industrial
   Redevelopment Commission
   Tax Increment Revenue,
   Heartland Crossings Project,
   Series A, 1.85%*, 1/1/25,
   LOC Huntington National Bank                            1,560       1,560
Indianapolis, EDR,
   White Arts, Inc. Project,
   1.92%*, 6/1/06,
   LOC General Electric Capital Corp.                      4,300       4,300
LaGrange County, EDR,
   LA West, Inc. Project,
   1.92%*, 8/1/13,
   LOC Bank One Indiana N.A. AMT                           1,400       1,400
Lawrence, EDR,
   Southwark Metal
   Manufacturing Co. Project,
   1.95%*, 9/1/16,
   LOC Royal Bank AMT                                      1,150       1,150
Mooresville Viking Air Tools,
   1.92%*, 3/1/19,
   LOC Wells Fargo Bank N.A. AMT                           2,810       2,810
Noblesville, Rivers Edge
   Apartments Project,
   1.87%*, 7/1/22,
   LOC Bank One Indianapolis                               2,575       2,575
Plymouth, EDR,
   Witt Co. Project,
   1.92%* 5/1/12,
   LOC U.S. Bank N.A.                                      2,595       2,595
State Development Finance
   Authority Revenue,
   Custom Lights, Inc.
   Project, 1.92%*, 12/1/15,
   LOC Bank One Indiana N.A. AMT                           2,600       2,600
State Development Finance
   Authority Revenue,
   EDR, Bhar Associates, Inc. Project,
   2.12%*, 8/1/16,
   LOC Bank One Indiana N.A. AMT                           1,835       1,835
State Development Finance
   Authority Revenue,
   Educational Facilities,
   Indiana Historical, 1.77%*, 8/1/31,
   LOC Bank One Indiana N.A.                               2,210       2,210
State Development Finance
   Authority Revenue,
   Educational Facilities,
   Model Aeronautics, 1.87%*, 1/1/21,
   LOC Bank One Indiana N.A.                               3,800       3,800
State Development Finance
   Authority Revenue,
   Educational Facilities,
   Youth Opportunity Center,
   1.77%*, 1/1/24,
   LOC Bank One Indiana N.A.                               5,300       5,300
State Development Finance Authority,
   EDR, Daubert VCI, Inc. Project,
   1.92%*, 8/1/13,
   LOC Bank One N.A. AMT                                   1,785       1,785
State Development Finance Authority,
   EDR, I Corp Haulin Trailers Project,
   1.92%*, 12/1/17,
   LOC Bank One Indiana N.A. AMT                           1,600       1,600
State Educational Facilities
   Authority Revenue,
   University of Evansville,
   Series B, 1.87%*, 12/1/29,
   LOC Fifth Third Bank                                    4,335       4,335

                                                                      64,056


   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                 Schedules of Investments -- continued
Tax-Free Money Market Fund                                  October 31, 2004
(Amounts in Thousands)


                                                       Principal
Security Description                                     Amount       Value

Kentucky (4.2%):
Covington, Industrial Building Revenue,
   St. Charles Center, Inc.,
   1.87%*, 11/1/13,
   LOC Star Bank N.A.                                    $ 2,615    $  2,615
Crestview Hill Industrial Building Revenue,
   Thomas Moore College Project,
   1.87%*, 11/1/26,
   LOC Fifth Third Bank                                    7,015       7,015
Dayton Industrial Building Revenue,
   Woodcraft Manufacturing Co., Inc.
   Project, 2.12%*, 5/1/17,
   LOC Fifth Third Bank                                      490         490
Economic Development Finance Authority,
   Hospital Facilities Revenue,
   Highland Regional Project,
   Series A, 1.87%*, 8/1/13,
   LOC U.S. Bank N.A.                                      5,600       5,600
Kenton County Industrial Building Revenue,
   Baptist Convalescent Center,
   1.86%*, 7/1/18,
   LOC Fifth Third Bank                                    2,300       2,300
Lexington-Fayette Urban County
   Government Industrial
   Building Revenue,
   LTS Housing Corp., Inc. Project,
   1.84%*, 11/1/28,
   LOC National City Bank                                  3,285       3,285
Pulaski County Solid Waste
   Disposal Revenue,
   National Rural Utilities,
   Series B, 1.50%*, 8/15/23                               2,350       2,350
Somerset, Industrial Building Revenue,
   Glen Oak Lumber & Mining,
   1.92%*, 4/1/11,
   LOC Bank One Milwaukee N.A. AMT                         1,215       1,215

                                                                      24,870

Maine (1.1%):
Portland, Series A,
   GO, BAN, 2.00%, 11/1/04                                 1,125       1,125
State Health & Higher Educational
   Facilities Authority Revenue,
   VHA New England, Inc.,
   Series F, 1.80%*, 12/1/25,
   AMBAC, SPA Bank of New York
   & Fleet National Bank                                   5,300       5,300

                                                                       6,425

Michigan (3.4%):
Farmington Hills Economic
   Development Corp., Limited
   Obligation Revenue,
   Brookfield Building Association,
   1.81%*, 11/1/10,
   LOC Comerica Bank                                       1,160       1,160
Grand Valley State University Revenue,
   5.00%, 12/1/04, FGIC                                    1,070       1,073
Jackson County Economic
   Development Corp.,
   Melling Tool Co. Project,
   1.92%*, 8/1/18,
   LOC Comerica Bank AMT                                   4,585       4,585
State Strategic Fund
   Limited Obligation Revenue,
   Agape Plastics, Inc.
   Project, 1.92%*, 11/1/28,
   LOC Bank One Michigan AMT                               1,600       1,600
State Strategic Fund
   Limited Obligation Revenue,
   Dawnbreakers LLC
   Project, 1.86%*, 5/1/18,
   LOC Fifth Third Bank AMT                                4,170       4,170
State Strategic Fund
   Limited Obligation Revenue,
   Diagnostic Real Estate
   LLC, 1.92%*, 8/1/19,
   LOC Bank One Michigan AMT                               1,100       1,100
State Strategic Fund
   Limited Obligation Revenue,
   Non-Ferrous Cast Alloys
   Project, 1.92%*, 3/1/19,
   LOC Bank One Michigan AMT                               1,500       1,500
State Strategic Fund
   Limited Obligation Revenue,
   Oak Industrial Drive
   Project, 1.92%*, 11/1/33,
   LOC Comerica Bank AMT                                   5,000       5,000

                                                                      20,188


   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                 Schedules of Investments -- continued
Tax-Free Money Market Fund                                  October 31, 2004
(Amounts in Thousands)


                                                       Principal
Security Description                                     Amount       Value

Mississippi (0.3%):
Blue Mountain, IDR,
   Blue Mountain
   Production Co. Project,
   1.95%*, 10/1/08,
   LOC Harris Trust
   & Savings Bank AMT                                    $ 1,500    $  1,500

Missouri (2.5%):
Kansas City, IDR,
   Century Avenue Association,
   1.60%*, 12/1/11,
   LOC Bank of America AMT                                 4,900       4,900
St. Charles County Industrial
   Development Authority Revenue,
   Cedar Ridge Project,
   1.80%*, 5/15/31, FNMA                                   5,500       5,500
St. Louis County Industrial
   Development Authority Revenue,
   Friendship Village, Series B,
   1.79%*, 9/1/16,
   LOC LaSalle National Bank                               4,725       4,725

                                                                      15,125

Nebraska (0.0%):
American Public Energy
   Agency Revenue,
   National Public Gas
   Agency Project,
   Series A, 1.79%*, 2/1/14,
   LOC BP/Amoco,
   SPA Societe Generale                                      245         245

New Hampshire (3.4%):
Higher Educational & Health
   Facilities Authority Revenue,
   VHA New England, Inc.,
   Series D, 1.78%*, 12/1/25,
   AMBAC, SPA Bank of New York                             7,050       7,050
Higher Educational & Health
   Facilities Authority Revenue,
   VHA New England, Inc.,
   Series E, 1.80%*, 12/1/25, AMBAC                        6,700       6,700
Manchester Airport Revenue,
   Series C, 1.79%*, 1/1/32,
   FSA, SPA Dexia Credit Local                             6,320       6,320

                                                                      20,070

New Mexico (0.7%):
State Housing Authority Region,
   Multifamily Housing Revenue,
   Enchanted Vista Apartments Project,
   1.15%, 7/1/05, AMT,
   LOC Bayerische Landesbank                               3,950       3,950

North Carolina (2.1%):
Capital Facilities Finance Agency Revenue,
   Educational Facilities Revenue,
   Peace College, 1.79%*, 6/1/29,
   LOC Wachovia Bank N.A.                                  6,000       6,000
Capital Facilities Finance Agency Revenue,
   Elon University,
   Series B, 1.80%*, 1/1/08,
   LOC Bank of America N.A.                                4,260       4,260
Moore County Industrial Facilities
   & Pollution Control Authority Revenue,
   Perdue Farms, Inc. Project,
   1.77%*, 6/1/10,
   LOC Rabobank Nederland                                  2,050       2,050

                                                                      12,310

Ohio (22.9%):
Akron Bath Copley Joint Township
   Hospital District Revenue,
   Children's Hospital,
   2.00%, 11/15/04, FSA                                    1,885       1,886
Athens County, Port Authority
   Housing Revenue,
   Housing for Ohio
   Income Project, 1.79%*, 6/1/32,
   LOC Wachovia Bank N.A.                                  1,750       1,750
Belmont County, GO, BAN,
   1.36%, 3/16/05                                          1,000       1,001


   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                 Schedules of Investments -- continued
Tax-Free Money Market Fund                                  October 31, 2004
(Amounts in Thousands)


                                                       Principal
Security Description                                     Amount       Value

Butler County, Health Care
   Facilities Revenue,
   Lifesphere Project,
   1.77%*, 5/1/27,
   LOC U.S. Bank N.A.                                    $14,115    $ 14,115
Clark County, Series B,
   GO, BAN, 1.56%, 4/14/05                                 1,595       1,597
Clinton County,
   GO, BAN, 1.82%, 5/13/05                                 2,601       2,606
Clinton Massie Local School
   District, 1.84%, 2/24/05                                1,000       1,002
Cuyahoga County,
   Health Care Facilities Revenue,
   Judson Retirement Community
   Project, 1.80%*, 11/15/19,
   LOC National City Bank                                  1,400       1,400
Cuyahoga County, Hospital
   Facilities Revenue,
   Sisters Charity
   Health Systems, 1.81%*, 11/1/30,
   LOC National City Bank                                 15,000      15,000
Cuyahoga Falls, GO, 2.00%, 12/16/04                        8,000       8,008
Englewood, Building Improvements,
   GO, BAN, 2.15%, 8/30/05                                 1,750       1,754
Erie County, GO, BAN, 2.00%, 4/13/05                       2,350       2,359
Green Healthcare Revenue,
   Greater Akron-Canton Project,
   1.89%*, 7/1/19,
   LOC National City Bank                                  1,455       1,455
Green, GO, BAN, 2.00%, 12/16/04                            2,000       2,002
Grove City, GO, BAN, 1.75%, 12/8/04                        7,396       7,398
Hamilton County,
   Health Care Facilites Revenue,
   Sisters of Charity
   Senior Care, 1.85%*, 8/1/27,
   LOC Fifth Third Bank                                    4,145       4,145
Hamilton County,
   Hospital Facilities Revenue,
   Children's Hospital Medical Center,
   Series A, 1.78%*, 5/15/17,
   LOC PNC Bank Ohio N.A.                                 11,795      11,795
Henry County, GO, BAN, 1.75%, 3/24/05                      2,285       2,291
Huber Heights, GO, BAN, 2.00%, 3/17/05                     9,287       9,299
Lake County, GO, BAN, 2.00%, 4/14/05                       1,000       1,004
Logan County, GO, BAN, 1.40%, 3/1/05                       1,200       1,201
Ohio State University, TECP, 1.43%, 12/8/04                9,830       9,830
Oregon City, GO, BAN, 1.63%, 4/28/05                       1,040       1,042
Pike County, GO, BAN, 1.47%, 3/11/05                       1,245       1,246
Salem, GO, BAN, 1.35%, 4/14/05                             1,165       1,166
State Housing Finance Agency,
   Multifamily Revenue,
   Chambrel at Montrose,
   Series F, 1.77%*, 11/15/32, FNMA                        7,750       7,750
State Water Development Authority,
   Pollution Control Facilities Revenue,
   Cleveland Electric Illuminating Co.,
   Series B, 1.77%*, 8/1/20,
   LOC Barclays Bank New York                              3,000       3,000
University of Akron General Receipts,
   1.76%*, 1/1/29, FGIC,
   SPA Dexia Credit Local                                 20,365      20,364

                                                                     137,466

Oklahoma (0.4%):
Muskogee Medical Center
   Authority Revenue,
   1.82%*, 10/1/32,
   LOC Bank of America N.A.                                2,300       2,300

Pennsylvania (5.4%):
Allegheny County Hospital
   Development Authority Revenue,
   Jefferson Regional Medical Center,
   1.10%, 4/1/08,
   Mandatory Put 4/1/05 @ 100,
   LOC PNC Bank N.A.                                       1,000       1,000
Benzinger Township Hospital Authority,
   Elk Regional Health System,
   1.80%*, 12/1/30,
   LOC PNC Bank N.A.                                       1,400       1,400


   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                 Schedules of Investments -- continued
Tax-Free Money Market Fund                                  October 31, 2004
(Amounts in Thousands)


                                                       Principal
Security Description                                     Amount       Value

Clinton County, IDR,
   Mellon Bank National
   Association Project,
   1.85%*, 9/1/05,
   LOC Mellon Bank N.A.                                  $ 3,500    $  3,500
College Township Industrial Authority,
   IDR, Ball Corp. Project,
   1.77%*, 11/1/11,
   LOC Bank One N.A.                                       4,500       4,500
Emmaus General Authority Revenue,
   1.79%*, 12/1/28,
   FSA, SPA Wachovia Bank N.A.                             3,905       3,905
Erie County Hospital Authority,
   Mercy Terrace Project,
   1.85%*, 8/1/18,
   LOC Chase Bank of Texas N.A.                            1,845       1,845
Lancaster County Hospital
   Authority Revenue,
   Health Center,
   Masonic Homes,
   1.79%*, 7/1/34, AMBAC,
   SPA PNC Bank N.A.                                       3,080       3,080
Luzerne County, IDR,
   YMCA Wilkes-Barre Project,
   1.85%*, 10/1/31,
   LOC PNC Bank N.A.                                       4,940       4,940
Mercersburg Borough
   General Purpose Authority,
   Educational Facility Revenue,
   Mercersburg College,
   Series A, 1.77%*, 6/1/25,
   LOC Wachovia Bank N.A.                                  4,300       4,300
State Higher Educational
   Facilities Authority Revenue,
   Association of Independent
   Colleges & Universities,
   Series G3, 1.13%, 11/1/20,
   Mandatory Put 11/1/04 @ 100,
   LOC PNC Bank N.A.                                       2,000       2,000
State Higher Educational
   Facilities Authority Revenue,
   Association of Independent
   Colleges & Universities,
   Series G4, 1.13%, 11/1/12,
   Mandatory Put 11/1/04 @ 100,
   LOC PNC Bank N.A.                                         900         900
State Higher Educational
   Facilities Authority Revenue,
   Association of Independent
   Colleges and Universities, Series C1,
   1.13%, 11/1/17, Mandatory Put
   11/1/04 @ 100, LOC PNC Bank N.A.                        1,400       1,400

                                                                      32,770

South Carolina (1.9%):
Educational Facilities Authority Revenue,
   Private Nonprofit Institutions,
   Erskine College Project,
   1.82%*, 10/1/23,
   LOC Bank of America N.A.                                2,700       2,700
Jobs Economic Development
   Authority Revenue,
   Sister of Charity
   Hospitals, 1.81%*, 11/1/32,
   LOC Wachovia Bank N.A.                                  8,700       8,700

                                                                      11,400

South Dakota (0.2%):
Lower Brule Sioux Tribe,
   Tribal Purpose, 1.79%*, 12/1/11,
   LOC Wells Fargo Bank N.A.                               1,000       1,000

Tennessee (1.2%):
Montgomery County Public
   Building Authority Revenue,
   Pooled Financing, 1.77%*, 11/1/27,
   LOC Bank of America N.A.                                2,495       2,495
Montgomery County Public
   Building Authority Revenue,
   Pooled Financing, 1.77%*, 9/1/29,
   LOC Bank of America N.A.                                1,400       1,400
Wilson County, Industrial Development
   Board, Perma-Pipe, Inc. Project,
   1.85%*, 9/1/07,
   LOC Fleet National Bank AMT                             3,050       3,050

                                                                       6,945


   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                 Schedules of Investments -- continued
Tax-Free Money Market Fund                                  October 31, 2004
(Amounts in Thousands)


                                                       Principal
Security Description                                     Amount       Value

Vermont (0.9%):
Education & Health Buildings,
   VHA New England, Series F,
   1.80%*, 12/1/25, AMBAC,
   SPA Bank of New York                                  $ 5,200    $  5,200

Virginia (0.3%):
Lynchburg Industrial
   Development Authority,
   Hospital Facilities,
   First Meeting Revenue,
   VHA Mid Atlantic/Capital, Series B,
   1.79%*, 12/1/25, AMBAC,
   SPA Fleet National Bank                                 1,700       1,700

Washington (0.7%):
Port Seattle, IDR,
   Douglas Management Co. Project,
   1.85%*, 12/1/05,
   LOC Bank of America N.A.                                3,200       3,200
State Housing Finance Commission
   Multifamily Mortgage Revenue,
   Evergreen Ridge Apartments Project,
   1.87%*, 12/1/24,
   LOC U.S. Bank AMT                                       1,065       1,065

                                                                       4,265

Wisconsin (16.2%):
Ashland School District,
   TRAN, 2.00%, 8/30/05                                    4,300       4,309
Beaver Dam, IDR,
   Apache Stainless Equipment,
   Series A, 1.92%*, 12/1/10,
   LOC Bank One Wisconsin AMT                              1,495       1,495
Beloit School District,
   TRAN, 2.00%, 10/7/05                                    4,800       4,809
Brodhead, IDR,
   Stoughton Trailers, Inc. Project,
   1.92%*, 8/1/20,
   LOC Bank One Wisconsin AMT                              6,800       6,800
Columbus School District, TRAN,
   2.05%, 10/25/05 (d)                                     1,300       1,301
Crivitz School District,
   TRAN, 2.10%, 10/28/05                                   1,000       1,001
Eau Claire Area School District,
   TRAN, 2.00%, 8/25/05                                    6,700       6,707
Evansville, IDR,
   Stoughton Trailers, Inc.,
   1.92%*, 12/1/08,
   LOC Bank One
   Milwaukee N.A. AMT                                      5,980       5,980
Fitchburg, IDR,
   1.92%*, 12/1/18,
   LOC Bank One
   Wisconsin AMT                                           2,200       2,200
Fort Atkinson, IDR,
   Lorman Iron & Metal,
   1.97%*, 12/1/11,
   LOC Bank One N.A. AMT                                   1,125       1,125
Howard Suamico School District, TRAN,
   2.00%, 8/23/05 (d)                                      4,000       4,002
Kenosha County, GO, Series A,
   3.75%, 2/1/05, FGIC                                     1,000       1,007
Lawrence, IDR,
   R. Lewis & R. Lewis LLC Project,
   2.02%*, 8/1/27,
   LOC Bank One N.A. AMT                                   1,000       1,000
Lomira School District,
   TRAN, 2.15%, 8/26/05                                    1,000       1,001
Manitowoc Community D
   evelopment Authority Revenue,
   Multifamily Housing,
   Great Lakes Training,
   Series A, 2.01%*, 8/1/37,
   LOC Bayerische Landesbank                              29,155      29,154
Menomonie Area School District,
   TRAN, 2.00%, 9/26/05                                    4,300       4,311
Pulaski, IDR,
   MCL Industries, Inc.,
   1.92%*, 8/1/14,
   LOC Bank One Wisconsin AMT                              1,050       1,050
Rhinelander School District,
   TRAN, 2.00%, 9/22/05                                    4,900       4,907
River Falls, IDR,
   Quadion Corporate Project,
   1.87%*, 11/1/14,
   LOC U.S. Bank AMT                                       1,160       1,160
Rolling, IDR,
   Kretz Lumberg, Inc. Project,
   1.92%*, 11/1/11,
   LOC Bank One Wisconsin AMT                              2,825       2,825
South Milwaukee School District,
   TRAN, 2.10%, 9/21/05                                    2,500       2,502


   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                 Schedules of Investments -- continued
Tax-Free Money Market Fund                                  October 31, 2004
(Amounts in Thousands, Except Shares)


                                                       Shares or
                                                       Principal
Security Description                                     Amount       Value

State Health & Educational Facilities
   Authority Revenue,
   Valley Packaging Industries Project,
   1.87%*, 7/1/21,
   LOC Bank One Wisconsin N.A.                           $ 2,040    $  2,040
Watertown Unified School District, TRAN,
   2.04%, 10/28/05 (d)                                     2,600       2,601
Waukesha, IDR,
   Bahl/Weldall Manufacturing, Inc. Project,
   1.92%*, 10/1/18,
   LOC Bank One Wisconsin AMT                              2,800       2,800
Wrightstown Community School District,
   TRAN, 2.00%, 8/30/05                                    1,500       1,503

                                                                      97,590

Total Municipal Bonds
(Amortized Cost $605,650)                                            605,650


Investment Companies (0.0%)

AIM Tax Free Money Market Fund                             4,187           4
Federated Tax-Free Money Market Fund                      31,727          32

Total Investment Companies (Cost $36)                                     36

Total Investments (Cost $605,686) (c) -- 101.2%                      605,686

Liabilities in excess of other assets -- (1.2)%                      (7,024)

NET ASSETS -- 100.0%                                                $598,662


   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                              Schedules of Investments
Ohio Municipal Money Market Fund                            October 31, 2004
(Amounts in Thousands)


                                                       Principal
Security Description                                     Amount       Value


Municipal Bonds (103.1%)

Ohio (100.1%):
Archbold, GO, BAN, 2.25%, 8/11/05                        $ 1,040    $  1,044
Ashland, GO, 2.25%, 10/20/05                               2,500       2,508
Ashtabula County Medical
   Center Project Revenue,
   Hospital & Nursing Home
   Improvements, 1.79%*, 12/1/07,
   LOC Bank One N.A.                                       1,485       1,485
Athens County, Port Authority
   Housing Revenue,
   Housing for Ohio Income
   Project, 1.79%*, 6/1/32,
   LOC Wachovia Bank N.A.                                 13,905      13,905
Belmont County,
   GO, BAN, 1.50%, 11/17/04                                2,050       2,050
Belmont County,
   GO, BAN, 2.05%, 8/17/05                                 1,225       1,227
Blue Ash, Recreational Facilities,
   GO, BAN, 1.25%, 2/4/05                                  2,100       2,100
Bowling Green, IDR,
   Lamson & Sessions Project,
   1.87%*, 8/1/09,
   LOC Harris Trust &
   Savings Bank AMT                                        1,100       1,100
Butler County, Health Care
   Facilities Revenue,
   1.78%*, 9/1/22,
   LOC Fifth Third Bank                                    3,000       3,000
Butler County, Health Care
   Facilities Revenue,
   1.82%*, 7/1/24,
   LOC U.S. Bank N.A.                                      3,800       3,800
Butler County, Health Care
   Facilities Revenue,
   Lifesphere Project,
   1.77%*, 5/1/27,
   LOC U.S. Bank N.A.                                      1,295       1,295
Butler County, Hospital
   Facilities Revenue,
   1.87%*, 11/1/10,
   LOC Fifth Third Bank                                    1,400       1,400
Butler County, Hospital
   Facilities Revenue,
   1.78%*, 11/1/17,
   LOC U.S. Bank N.A.                                      3,400       3,400
Cambridge Hospital Facilities,
   Regional Medical Center Project,
   1.81%*, 12/1/21,
   LOC National City Bank                                  4,500       4,500
Celina, Series A, GO, BAN,
   1.40%, 11/17/04                                         2,200       2,200
Centerville Health Care Revenue,
   Bethany Lutheran,
   1.81%*, 11/1/13,
   LOC National City Bank                                  3,950       3,950
Cincinnati & Hamilton County
   Port Authority, IDR,
   4th Star Ltd. Partnership Project,
   1.70%*, 5/1/15,
   LOC U.S. Bank Trust N.A.                                4,950       4,950
Clark County, GO, BAN, 1.44%, 11/19/04                     1,000       1,000
Cleveland Waterworks Revenue,
   Series L, 1.77%*, 1/1/33,
   FGIC, SPA Westdeutshe Landesbank                        1,500       1,500
Clinton County Hospital Revenue,
   McCullough-Hyde Project,
   Series B-1, 1.82%*, 11/1/20,
   LOC Fifth Third Bank                                    6,545       6,545
Clinton County, Airport Facilities Revenue,
   1.79%*, 6/1/11,
   LOC Wachovia Bank N.A.                                     80          80
Clinton County, Hospital Revenue,
   Series D-1, 1.84%*, 12/1/15,
   LOC Fifth Third Bank                                    7,470       7,470
Clinton Massie Local School District,
   School Construction,
   BAN, 1.49%, 11/23/04                                    6,539       6,540
Columbus, GO, Series 1, 1.74%*, 6/1/16,
   SPA Westdeutsche Landesbank (d)                         1,900       1,900


   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Ohio Municipal Money Market Fund                             October 31, 2004
(Amounts in Thousands)


                                                       Principal
Security Description                                     Amount       Value

Columbus, GO, Series 1,
   1.74%*, 12/1/17,
   SPA Westdeutsche Landesbank                           $   100    $    100
Columbus, Series 1,
   GO, 5.25%, 11/15/04                                     1,390       1,392
Coshocton County,
   Health Care Facilities Revenue,
   Hartville Homes, Inc. Project,
   1.87%*, 9/1/20,
   LOC Bank One N.A.                                       2,485       2,485
Coshocton County,
   Hospital Facilities Revenue,
   Memorial Hospital Project,
   1.77%*, 3/1/19,
   LOC Bank One Chicago N.A.                               6,900       6,900
Coshocton County,
   Memorial Hospital Project Revenue,
   1.87%*, 3/1/17,
   LOC Bank One Columbus N.A.                              2,610       2,610
Cuyahoga County Cleveland Clinic,
   1.35%, TECP 1/12/05                                     5,500       5,500
Cuyahoga County,
   Civic Facilities Revenue,
   700 Prospect Corporate Project,
   1.78%*, 3/1/22,
   LOC Fifth Third Bank                                    6,750       6,750
Cuyahoga County, Continuing
   Care Facilities Revenue,
   1.77%*, 2/1/29,
   LOC LaSalle National Bank                               1,780       1,780
Cuyahoga County, EDR,
   Gilmore Academy Project,
   1.78%*, 2/1/22,
   LOC Fifth Third Bank                                    2,190       2,190
Cuyahoga County, Health
   Care Facilities Revenue,
   Devon Oaks Project,
   1.77%*, 2/1/34,
   LOC ABN AMRO Bank                                       6,250       6,250
Cuyahoga County, Health
   Care Facilities Revenue,
   Applewood Centers, Inc. Project,
   1.78%*, 11/1/14,
   LOC Fifth Third Bank                                    1,850       1,850
Cuyahoga County, Health
   Care Facilities Revenue,
   Judson Retirement Community Project,
   1.80%*, 11/15/19,
   LOC National City Bank                                  1,805       1,805
Cuyahoga County, IDR,
   Horizon Activities Centers Project,
   1.89%*, 7/1/25,
   LOC U.S.Bank N.A.                                       1,095       1,095
Cuyahoga County, IDR,
   Landerhaven Executive Project,
   2.05%*, 12/1/08,
   LOC U.S. Bank N.A. AMT                                  1,545       1,545
Cuyahoga County, IDR,
   Progressive Plastics Project,
   1.92%*, 11/1/13,
   LOC Bank One Columbus N.A. AMT                            820         820
Cuyahoga County, IDR,
   Watt Printing Co. Project,
   1.89%*, 4/1/16,
   LOC National City Bank AMT                              1,995       1,995
Cuyahoga Falls, Hospital Facilities Revenue,
   Portage Trail Care Center Project,
   1.86%*, 9/1/14,
   LOC Fifth Third Bank                                    1,580       1,580
Cuyahoga Falls, Hospital Facilities Revenue,
   Portage Trail Care Center Project,
   1.86%*, 5/1/15,
   LOC Fifth Third Bank                                    2,400       2,400
Darke County, GO, BAN,
   Real Estate, 2.27%, 7/13/05                             2,200       2,206
Darke County, GO, BAN,
   Variable Purpose, 2.27%, 7/13/05                        1,000       1,003
Dayton, GO, BAN, 2.38%, 8/24/05                              675         679
Delaware, GO, BAN, 2.25%, 9/5/05                           1,115       1,119
Elyria, GO, BAN, 2.50%, 10/20/05                           2,250       2,263
Englewood, IDR,
   YMCA Dayton Project,
   Series A, 1.87%*, 3/1/27,
   LOC Bank One N.A.                                       3,895       3,895


   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                 Schedules of Investments -- continued
Ohio Municipal Money Market Fund                            October 31, 2004
(Amounts in Thousands)


                                                       Principal
Security Description                                     Amount       Value

Erie County,
   GO, BAN, 2.00%, 4/13/05                               $ 3,125    $  3,129
Erie County,
   GO, BAN, 2.50%, 10/14/05                                2,070       2,083
Erie County, Health
   Care Facilities Revenue,
   Series B, 1.86%*, 10/1/21,
   LOC Bank One N.A.                                       4,335       4,335
Fairborn, EDR,
   2.14%*, 5/1/06,
   LOC U.S. Bank N.A.                                        190         190
Fairfield, GO, BAN, 1.30%, 11/5/04                         1,500       1,500
Franklin County, EDR,
   Columbus Electric Funded Project,
   1.82%*, 4/1/21,
   LOC Bank One N.A.                                       1,600       1,600
Franklin County, Health
   Care Facilities Revenue,
   1.84%*, 11/1/19,
   LOC National City Bank                                  1,975       1,975
Franklin County, Health
   Care Facilities Revenue,
   Presbyterian,
   Series B, 1.80%*, 7/1/33,
   LOC National City Bank                                  4,900       4,900
Franklin County, Health
   Care Facilities Revenue,
   Wexner Heritage House Project,
   1.86%*, 8/1/20,
   LOC Huntington National Bank                            2,800       2,800
Franklin County, Hospital Revenue,
   Children's Hospital Project,
   Series B, 1.89%*, 12/1/14,
   SPA Bank One Columbus N.A.                              8,000       8,000
Franklin County,
   Multifamily Revenue,
   Community Properties II,
   1.82%*, 6/1/09,
   LOC Fifth Third Bank AMT                                3,500       3,500
Franklin County,
   Multifamily Revenue,
   Golf Pointe Apartments Project,
   Series A, 1.83%*, 1/1/34,
   LOC Lasalle National Bank N.A. AMT                      2,300       2,300
Geauga County, Health
   Care Facilities Revenue,
   Heather Hill, Inc. Project,
   Series B, 1.86%*, 7/1/23,
   LOC Bank One Columbus N.A.                              8,955       8,955
Green, GO, BAN, 2.20%, 10/19/05                            1,470       1,475
Grove City, Multifamily Revenue,
   Regency Arms Apartments,
   1.82%*, 6/15/30, FNMA AMT                               5,400       5,400
Hamilton County, EDR,
   Boys/Girls Club, Inc. Project,
   1.85%*, 12/1/28,
   LOC PNC Bank Ohio N.A.                                  2,500       2,500
Hamilton County, EDR,
   Samuel W. Bell Home Project,
   1.82%*, 4/1/22,
   LOC U.S. Bank N.A.                                      3,025       3,025
Hamilton County, Health
   Care Facilities Revenue,
   Ronald McDonald House Project,
   1.78%*, 5/1/15,
   LOC Fifth Third Bank                                    2,930       2,930
Hamilton County,
   Hospital Facilities Revenue,
   1.78%*, 1/1/15,
   LOC Fifth Third Bank                                    4,000       4,000
Hamilton County,
   Hospital Facilities Revenue,
   Children's Hospital Medical Center,
   Series A, 1.78%*, 5/15/17,
   LOC PNC Bank Ohio N.A.                                    255         255
Hamilton County,
   Hospital Facilities Revenue,
   Elizabeth Gamble,
   Series A, 1.78%*, 6/1/27,
   LOC JP Morgan Chase Bank                                2,000       2,000
Hamilton County, Hospital Revenue,
   Beechwood Home Project,
   1.82%*, 7/1/22,
   LOC U.S. Bank N.A.                                      5,700       5,700
Hamilton, Electric Revenue,
   Series B, 1.76%*, 10/1/25,
   FSA, SPA Dexia Credit Local                             3,000       3,000
Hamilton, Multifamily Housing Revenue,
   Series A, 1.79%*, 1/1/30,
   LOC Bank One Indiana N.A.                               6,796       6,796


   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                 Schedules of Investments -- continued
Ohio Municipal Money Market Fund                            October 31, 2004
(Amounts in Thousands)


                                                       Principal
Security Description                                     Amount       Value

Hancock County,
   BAN, 2.05%, 11/15/04                                  $ 1,675    $  1,676
Highland Heights,
   GO, BAN, 2.00%, 10/6/05                                 1,400       1,403
Hilliard, IDR,
   National Sign, 1.92%*, 12/1/19,
   LOC Bank One N.A. AMT                                   2,850       2,850
Huber Heights,
   GO, BAN, 1.50%, 3/17/05                                 1,705       1,706
Huber Heights,
   Old Troy Pike, Series VII,
   GO, BAN, 1.45%, 11/18/04                                1,200       1,200
Huron County, IDR,
   American Baler Project,
   1.92%, 4/1/11,
   LOC Bank One Indianapolis AMT                           1,025       1,025
Lakewood City School District,
   GO, BAN, 2.00%, 9/14/05                                 6,000       6,018
Lancaster, GO, BAN, 1.90%, 3/9/05                            900         901
Leipsic, IDR,
   Patrick Products, Inc. Project,
   1.92%*, 6/1/11,
   LOC Bank One N.A. AMT                                   4,565       4,565
Licking County, Health
   Care Facilities Revenue,
   1.76%*, 11/1/33,
   LOC Bank of Scotland                                    5,000       5,000
Lima, Hospital Revenue,
   Lima Memorial Hospital Project,
   1.87%*, 6/1/33,
   LOC Bank One N.A.                                       2,500       2,500
Lorain County, IDR,
   Malt Properties Ltd. Project,
   1.92%*, 4/1/34,
   LOC Bank One N.A. AMT                                   5,500       5,500
Lucas County Health
   Care Facilities Revenue,
   Sunset Retire,
   Series B, 1.78%*, 8/15/30,
   LOC Fifth Third Bank                                      335         335
Lucas County, GO, BAN, 2.50%, 10/13/05                     2,380       2,394
Lucas County, IDR,
   American Capital Properties,
   1.89%*, 10/1/18,
   LOC National City Bank AMT                              3,405       3,405
Lucas County, IDR,
   Lott Industries, Inc. Project,
   1.84%*, 8/1/21,
   LOC National City Bank                                  3,910       3,910
Mahoning County, EDR,
   Family YMCA, St. Elizabeth,
   1.84%*, 5/1/21,
   LOC National City Bank                                  5,000       5,000
Marion County, Hospital Revenue,
   Pooled Leasing Program,
   1.79%*, 8/1/20,
   LOC Bank One N.A.                                       1,785       1,785
Marysville, GO, 3.00%, 6/1/05 (d)                          2,100       2,113
Mason City School District,
   GO, BAN, 2.00%, 2/10/05                                 1,000       1,002
Mason Tax Increment Financing Revenue,
   Tylersville Crossing Project,
   1.82%*, 12/1/23,
   LOC U.S. Bank NA                                        1,030       1,030
Massillon, IDR,
   ARE, Inc. Project,
   1.92%*, 12/1/07,
   LOC Bank One N.A. AMT                                     800         800
Maumee Hospital Revenue,
   2.00%, 12/1/04, AMBAC                                     515         515
Miami County, GO, BAN, 2.04%, 7/27/05                      1,405       1,407
Miamisburg, GO, BAN, 2.00%, 12/1/04                        1,800       1,801
Monroe County, Income Tax Corridor 75,
   1.87%*, 12/1/18,
   LOC Bank of Montreal & Provident Bank                   2,000       2,000
Montgomery County, EDR,
   Benjamin & Marian Project,
   Series A, 1.84%*, 4/1/11,
   LOC National City Bank                                  2,600       2,600
Montgomery County, Health
   Care Facilities Revenue,
   Kettering Affiliated Project,
   1.87%*, 5/1/22,
   LOC Bank One N.A.                                       2,600       2,600
Montgomery County, IDR,
   Citywide Development Corp. Project,
   1.92%*, 12/1/13,
   LOC Bank One Dayton N.A. AMT                            1,790       1,790


   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                 Schedules of Investments -- continued
Ohio Municipal Money Market Fund                            October 31, 2004
(Amounts in Thousands)


                                                       Principal
Security Description                                     Amount       Value

Montgomery County, IDR,
   Town Centers Ltd. Partner Project,
   1.75%*, 11/15/16,
   LOC National City Bank                                $ 1,940    $  1,940
Morrow County,
   Court House Renovation Notes,
   GO, 1.55%, 1/27/05                                      2,500       2,502
Muskingham Watershed
   Conservancy District,
   1.78%*, 5/1/23,
   LOC Fifth Third Bank                                    1,095       1,095
North Baltimore Local School District,
   GO, BAN, 1.75%, 12/16/04                                2,675       2,677
Oxford, Limited Obligations Revenue,
   UHI Acquisition, Inc. Project,
   2.17%*, 9/1/16,
   LOC Bank One N.A. AMT                                   5,435       5,435
Painesville, GO, BAN, 1.60%*, 11/18/04                     3,425       3,426
Parma City School District,
   TAN, 3.50%, 12/1/04, MBIA                               1,200       1,202
Parma, IDR,
   FDC Realty Project,
   1.96%*, 12/1/19,
   LOC Bank One N.A. AMT                                   2,325       2,325
Perrysburg, GO, BAN, 1.50%, 11/11/04                       5,785       5,786
Perrysburg, GO, BAN, 2.20%, 8/11/05                        1,955       1,961
Perrysburg, BAN, GO, 2.35%, 11/10/05 (d)                   8,072       8,105
Perrysburg, BAN, GO, Library Improvements,
   2.35%, 11/10/05 (d)                                     5,100       5,121
Perrysburg, Limited Tax, GO, BAN,
   1.50%, 11/11/04                                         1,883       1,883
Pickerington, GO, BAN, 2.75%, 6/16/05                      1,805       1,815
Portage County, Health Care
   Facilities Revenue, Coleman
   Professional Services,
   1.97%*, 12/1/22,
   LOC Bank One N.A.                                       4,360       4,360
Portage County, IDR,
   NCSP Limited Partnership Project,
   1.92%*, 8/1/29,
   LOC Huntington National Bank AMT                        2,660       2,660
Reading, IDR,
   General Tool Co. Project,
   1.92%*, 3/1/08,
   LOC Bank of Montreal
   & Provident Bank AMT                                    2,240       2,240
Richland County, IDR,
   Mansfield Motel Partnership,
   1.92%*, 12/1/16,
   LOC Huntington National Bank AMT                        2,550       2,550
Rickenbacker Port Authority Revenue,
   1.87%*, 12/1/10,
   LOC Bank One N.A.                                       1,900       1,900
Salem, Hospital Revenue,
   Community Hospital Project,
   1.85%*, 11/1/11,
   LOC Marine Bank                                         1,200       1,200
Salem, Hospital Revenue,
   Community Hospital Project,
   1.85%*, 11/1/30,
   LOC PNC Bank N.A.                                       1,800       1,800
Scioto County, Hospital Revenue,
   VHA Center Inc., Capital Assets,
   Series G, 1.75%*, 12/1/25,
   AMBAC, SPA J.P.Morgan Chase                             2,800       2,800
Seneca County,
   County Building Improvements,
   GO, BAN, 1.52%, 12/2/04                                 1,280       1,280
Seneca County,
   Hospital Facilities Revenue,
   St. Francis Home, Inc. Project,
   1.81%*, 12/15/13,
   LOC National City Bank                                  1,400       1,400
Sharonville, IDR,
   Edgecomb Metals Co. Project,
   1.79%*, 11/1/09,
   LOC Wells Fargo Bank N.A.                               2,500       2,500
Solon, IDR,
   JTM Products, Inc. Project,
   1.89%*, 6/1/21,
   LOC National City Bank AMT                              3,190       3,190
South Point Local School District,
   GO, BAN, 2.50%, 11/12/04                                2,550       2,551
Springdale, GO, BAN, 1.87%, 10/13/05                       1,500       1,500
St. Clairsville, GO, BAN, 1.57%, 4/28/05                   2,272       2,274
Stark County, IDR,
   Polymer Packaging Project,
   1.94%*, 7/1/21,
   LOC National City Bank AMT                                940         940


   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                 Schedules of Investments -- continued
Ohio Municipal Money Market Fund                            October 31, 2004
(Amounts in Thousands)


                                                       Principal
Security Description                                     Amount       Value

State Air Quality Development
   Authority Revenue, AK Steel,
   Series A, 1.80%*, 6/1/24,
   LOC ABN AMRO Bank AMT                                 $ 9,000    $  9,000
State Air Quality Development
   Authority Revenue,
   Columbus Southern,
   Series C, 1.77%*, 12/1/38,
   LOC BNP Paribas                                         9,195       9,195
State Air Quality Development
   Authority Revenue,
   JMG Funding Ltd. Partnership,
   Series A, 1.79%*, 4/1/29,
   LOC Westdeutsche Landesbank AMT                        12,900      12,900
State Air Quality Development
   Authority Revenue,
   Pollution Control, PA Power Co.,
   1.77%*, 6/1/27,
   LOC Bank One N.A. AMT                                   3,050       3,050
State EDR,
   YMCA Greater Cincinnati Project,
   1.77%*, 11/1/21,
   LOC Bank One N.A.                                       3,905       3,905
State Environmental
   Improvement Revenue,
   Newark Group Industries, Inc.
   Project, 1.77%*, 12/1/26,
   LOC JP Morgan Chase Bank AMT                           13,205      13,205
State Higher Education,
   GO, 4.00%, 11/1/04                                      1,150       1,150
State Higher Educational Facility
   Commission Revenue,
   Columbus College Art Project,
   Series B, 1.80%*, 9/1/23,
   LOC Huntington National Bank                            9,700       9,700
State Higher Educational Facility
   Commission Revenue,
   Malone College, 1.84%*, 4/1/09,
   LOC National City Bank                                  6,000       6,000
State Higher Educational Facility
   Commission Revenue,
   Pooled Financing, 1.82%*, 12/1/16,
   LOC Fifth Third Bank                                    1,355       1,355
State Higher Educational Facility
   Commission Revenue,
   Pooled Financing, Series C,
   1.82%*, 9/1/25,
   LOC Fifth Third Bank                                    2,835       2,835
State Higher Educational Facility
   Commission Revenue,
   Wilmington College, 1.87%*, 10/1/11,
   LOC Fifth Third Bank                                    1,710       1,710
State Housing Finance Agency Revenue,
   Residential Mortgage,
   1.79%*, 9/1/35, GNMA, SPA FHLB                          2,200       2,200
State Housing Finance Agency,
   Multifamily Revenue,
   Chambrel at Montrose, Series F,
   1.77%*, 11/15/32, FNMA                                  3,701       3,701
State University, 1.20%, TECP 12/6/04 (b)                 30,450      30,451
State University, General Receipts,
   1.77%*, 12/1/26,
   FSA, SPA Dexia Bank                                     3,400       3,400
State Water Development Authority Revenue,
   Environmental Facilities,
   Premcor Refining Group,
   1.20%*, 12/1/31,
   LOC Fleet National Bank                                10,000      10,000
State Water Development Authority Revenue,
   PA Power Co. Project,
   1.77%*, 6/1/27,
   LOC First National Bank AMT                             5,800       5,800
State Water Development Authority Revenue,
   Pollution Control Facilities,
   Cleveland Electric Illuminating Co.,
   Series B, 1.77%*, 8/1/20,
   LOC Barclays Bank New York                              6,150       6,150
Summit County, IDR,
   Atlas Steel Project,
   1.89%*, 6/1/10,
   LOC National City Bank AMT                              2,300       2,300
Summit County, IDR,
   Delco Corp. Project,
   1.94%*, 6/1/16,
   LOC National City Bank AMT                                625         625


   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                 Schedules of Investments -- continued
Ohio Municipal Money Market Fund                            October 31, 2004
(Amounts in Thousands)


                                                       Principal
Security Description                                     Amount       Value

Summit County, IDR,
   Fiocca, Inc. Project,
   1.92%*, 6/1/16,
   LOC Fifth Third Bank AMT                              $ 1,670    $  1,670
Summit County, IDR,
   GO-JO Industries, Inc. Project,
   1.87%*, 9/1/05,
   LOC Bank One N.A.                                         495         495
Summit County, IDR,
   Rogers Industrial Products Project,
   1.90%*, 11/1/09,
   LOC Fifth Third Bank AMT                                  665         665
Summit County, IDR,
   Summit Plastic Co. Project,
   1.94%*, 6/1/10,
   LOC National City Bank AMT                              1,475       1,475
Summit County, IDR,
   VMS Development Project,
   1.89%*, 7/1/18,
   LOC National City Bank AMT                              2,335       2,335
Toledo, Lucas County, 1.84%*, 12/1/06,
   LOC Wachovia Bank N.A.                                  2,800       2,800
Trumbull County, IDR,
   1.92%*, 10/1/19,
   LOC Bank One Columbus N.A. AMT                          2,645       2,645
Union County,
   Memorial Hospital Improvements,
   GO, Ltd. Tax Notes, 2.00%, 4/14/05                      2,255       2,264
University General Receipts,
   Athens, Series A, BAN,
   1.45%, 1/20/05                                          2,360       2,362
University General Receipts,
   Athens, Series B, BAN,
   1.50%, 1/20/05                                          1,725       1,726
University of Akron General
   Receipts, 1.76%*, 1/1/29,
   FGIC, SPA Dexia Credit Local                              205         205
Upper Arlington City School District, GO,
   Energy Conservation, 2.47%, 11/3/05 (d)                 1,230       1,236
Upper Arlington, Street Improvements,
   BAN, 2.00%, 1/12/05                                     1,500       1,503
Van Wert County, IDR,
   Kennedy Manufacturing Co.,
   1.92%*, 11/1/17,
   LOC Bank One N.A. AMT                                   1,200       1,200
Warren County, EDR,
   Ralph J. Stolle Countryside,
   1.78%*, 8/1/20,
   LOC Fifth Third Bank                                      900         900
Warren County, IDR,
   Lindsey Steel Processing,
   1.92%*, 8/1/07,
   LOC U.S. Bank N.A. AMT                                  1,305       1,305
Warren County, IDR,
   Pac Manufacturing Project,
   1.84%*, 12/1/25,
   LOC US Bank AMT                                         1,680       1,680
Washington County, Hospital Revenue,
   Marietta Area Health,
   1.78%*, 12/1/26,
   LOC Fifth Third Bank                                    4,475       4,475
Wayne County, Health Care Facilities Revenue,
   West View Manor Project,
   1.84%*, 9/1/21,
   LOC Fifth Third Bank                                    4,170       4,170
Wayne County, IDR,
   1.92%*, 6/1/08,
   LOC Bank One N.A. AMT                                     730         730
Westerville, EDR,
   American Ceramic Society,
   2.06%*, 12/1/11,
   LOC National City Bank                                  1,480       1,480
Westlake, IDR,
   Logan Westlake Project,
   1.92%*, 6/1/16,
   LOC Fifth Third Bank AMT                                1,215       1,215
Williams County, IDR,
   Letts Industries, Inc. Project,
   2.00%*, 11/1/08,
   LOC PNC Bank AMT                                        1,125       1,125
Wood County, IDR,
   Jerl Machine Project,
   1.85%*, 9/1/16,
   LOC Fifth Third Bank AMT                                  970         970
Woodlawn, EDR,
   Goodwill Industrial Project,
   1.82%*, 10/1/20,
   LOC First Star Bank                                     5,455       5,455
Woodlawn, EDR,
   Goodwill Industrial Project,
   1.82%*, 11/1/20,
   LOC U.S. Bank N.A.                                      3,000       3,000


   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                 Schedules of Investments -- continued
Ohio Municipal Money Market Fund                            October 31, 2004
(Amounts in Thousands)


                                                       Principal
Security Description                                     Amount       Value

Woodlawn, IDR,
   Southland Properties LLC Project,
   1.92%*, 6/1/08,
   LOC The Provident Bank
   and Bank of Montreal AMT                              $   935    $    935
Youngstown City School District,
   GO, BAN, 2.00%, 3/9/05                                  4,000       4,007
Youngstown City School District,
   School Construction,
   Series 1, GO, BAN, 2.00%, 3/9/05                       12,000      12,031

                                                                     575,449

Total Municipal Bonds
(Amortized Cost $575,449)                                            575,449

Total Investments
(Amortized Cost $575,449) (c) -- 103.1%                              575,449

Liabilities in excess of other assets -- (3.1)%                     (17,383)

NET ASSETS -- 100.0%                                                $558,066



Notes to Schedules of Investments

(a) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(b) Segregated as collateral for securities purchased on a "when-issued" basis.

(c)  Represents cost for federal income tax purposes.

(d)  Security purchased on when-issued basis.

* Variable rate security. Rate presented represents rate in effect at October 31, 2004. Maturity date reflects actual maturity date.

AMBAC -- Insured by Ambac Indemnity Corp.

AMT -- Alternative Minimum Tax

BAN -- Bond Anticipation Note

EDR -- Economic Development Revenue

FGIC -- Insured by Financial Guaranty Insurance Co.

FHLB -- Insured by Federal Home Loan Bank

FNMA -- Insured by Federal National Mortgage Association

FSA -- Insured by Financial Security Assurance

GNMA -- Insured by Government National Mortgage Association

GO -- General Obligation

IDR -- Industrial Development Revenue

LOC -- Letter of Credit

MBIA -- Insured by Municipal Bond Insurance Association

MTN -- Medium Term Note

SPA -- Standby Purchase Agreement

TAN -- Tax Anticipation Note

TECP -- Tax-Exempt Commercial Paper

TRAN -- Tax and Revenue Anticipation Note

VHA -- Veterans Health Administration


   See notes to schedules of investments and notes to financial statements.


                                         Statements of Assets and Liabilities
The Victory Portfolios                                       October 31, 2004
(Amounts in Thousands, Except Per Share Amounts)


                                                    Gradison        Prime        Financial
                                                   Government    Obligations     Reserves
                                                  Reserves Fund     Fund           Fund

ASSETS:
Investments, at value <F1>                        $2,961,124     $1,032,906      $370,411
Repurchase agreements, at value <F1>                      --        232,900       108,800

     Total Investments                             2,961,124      1,265,806       479,211

Cash                                                      48            491           253
Interest receivable                                    4,524          1,994           597
Prepaid expenses                                          24             11            11

         Total Assets                              2,965,720      1,268,302       480,072

LIABILITIES:
Dividends payable                                      2,349          1,120           462
Accrued expenses and other payables:
     Investment advisory fees                          1,057            379           197
     Administration fees                                  50             28            11
     Custodian fees                                       54             22             8
     Accounting fees                                       2              1             1
     Transfer agent fees                                  76             76            10
     Shareholder service fees -- Class A Shares           --            271            --
     Shareholder service fees -- Select Shares           607             --            --
     Other                                               346            145            48

         Total Liabilities                             4,541          2,042           737

NET ASSETS:
Capital                                            2,961,167      1,266,268       479,335
Accumulated undistributed net investment
  income (distribution in excess)                         12             (8)           --

         Net Assets                               $2,961,179     $1,266,260      $479,335

Net Assets
     Class A Shares                                       --      1,266,260       479,335
     Trust Shares                                    216,128             --            --
     Class C Shares                                       80             --            --
     Select Shares                                 2,744,971             --            --

         Total                                    $2,961,179     $1,266,260      $479,335

Outstanding units of
   beneficial interest (shares)
     Class A Shares                                       --      1,266,293       479,227
     Trust Shares                                    216,077             --            --
     Class C Shares                                       80             --            --
     Select Shares                                 2,744,820             --            --

         Total                                     2,960,977      1,266,293       479,227

Net asset value
     Offering and redemption price
       per share -- Class A Shares                        --     $     1.00      $   1.00
     Offering and redemption price
       per share -- Trust Shares                  $     1.00             --            --
     Offering and redemption price
       per share -- Class C Shares                $     1.00             --            --
     Offering and redemption price
       per share -- Select Shares                 $     1.00             --            --


<F1>  Value is equal to cost.




                      See notes to financial statements.


                                         Statements of Assets and Liabilities
The Victory Portfolios                                       October 31, 2004
(Amounts in Thousands, Except Per Share Amounts)


                                                           Tax-Free   Ohio Municipal
                                                         Money Market  Money Market
                                                             Fund          Fund

ASSETS:
Investments, at value <F1>                                $605,686       $575,449
Cash                                                            54             78
Interest receivable                                          1,627          1,811
Prepaid expenses                                                11              3

         Total Assets                                      607,378        577,341

LIABILITIES:
Dividends payable                                              434            363
Payable for commitments purchased
   on a when-issued basis                                    7,904         18,475
Accrued expenses and other payables:
     Investment advisory fees                                  180            245
     Administration fees                                        13              7
     Custodian fees                                             12             11
     Accounting fees                                             2              2
     Transfer agent fees                                        12             12
     Shareholder service fees -- Class A Shares                128            122
     Other                                                      31             38

         Total Liabilities                                   8,716         19,275

NET ASSETS:
Capital                                                    598,801        558,081
Accumulated undistributed net investment
   income (distributions in excess)                            (34)           (10)
Accumulated net realized losses from
   investment transactions                                    (105)            (5)

         Net Assets                                       $598,662       $558,066

Outstanding units of beneficial interest (shares)          598,799        558,082

Net asset value
     Offering and redemption price per share --
        Class A Shares                                    $   1.00       $   1.00


<F1>  Value is equal to cost.




                      See notes to financial statements.


                                                     Statements of Operations
The Victory Portfolios                    For the Year Ended October 31, 2004
(Amounts in Thousands)

                                                   Gradison         Prime        Financial
                                                  Government     Obligations     Reserves
                                                 Reserves Fund      Fund           Fund

Investment Income:
Interest income                                    $39,612        $18,868        $6,536

     Total Income                                   39,612         18,868         6,536

Expenses:
Investment advisory fees                            12,997          5,133         2,535
Administration fees                                  3,987          1,811           626
Shareholder service fees -- Class A Shares              --          3,667            --
Shareholder service fees -- Select Shares            7,496             --            --
Accounting fees                                        108            115           114
Custodian fees                                         589            278           102
Legal and audit fees                                   422            202            60
Trustees' fees and other officer expenses              184             85            31
Transfer agent fees                                    488            300            46
Registration fees                                       16             48            18
Printing fees                                          244             99             1
Other                                                  186             93            30

     Total Expenses                                 26,717         11,831         3,563

Expenses reduced by administrator                   (1,039)            --            --

     Expenses before reimbursement
       from administrator                           25,678         11,831         3,563
     Expenses reimbursed by administrator              (10)            --            --

     Net Expenses                                   25,668         11,831         3,563

Net Investment Income                               13,944          7,037         2,973

Realized Gains from Investments:
Net realized gains from investment transactions         --<F1>          4             1

Change in net assets resulting from operations     $13,944        $ 7,041        $2,974


<F1> Rounds to less than $1,000.




                      See notes to financial statements.


                                                     Statements of Operations
The Victory Portfolios                    For the Year Ended October 31, 2004
(Amounts in Thousands)


                                                           Tax-Free   Ohio Municipal
                                                         Money Market  Money Market
                                                             Fund          Fund

Investment Income:
Interest income                                             $7,726        $7,718
Dividend income                                                 11            --

     Total Income                                            7,737         7,718

Expenses:
Investment advisory fees                                     2,265         3,263
Administration fees                                            799           806
Shareholder service fees -- Class A Shares                   1,618         1,631
Accounting fees                                                114           113
Custodian fees                                                 133           130
Legal and audit fees                                            92            88
Trustees' fees and other officer expenses                       38            35
Transfer agent fees                                             72            73
Registration fees                                               71            43
Printing fees                                                   14            17
Other                                                           40            39

     Total Expenses                                          5,256         6,238

Expenses reduced by administrator                               --          (269)

     Net Expenses                                            5,256         5,969

Net Investment Income                                       $2,481        $1,749



                      See notes to financial statements.


The Victory Portfolios                   Statements of Changes in Net Assets

(Amounts in Thousands)

                                              Gradison Government                   Prime                      Financial
                                                 Reserves Fund                 Obligations Fund              Reserves Fund

                                             Year            Year             Year          Year          Year          Year
                                             Ended           Ended            Ended         Ended         Ended         Ended
                                          October 31,      October 31,      October 31,    October 31,   October 31,   October 31,
                                             2004            2003             2004          2003          2004          2003

From Investment Activities:
Operations:
     Net investment income               $     13,944      $     19,250     $     7,037    $    10,481    $   2,973     $   3,917
     Net realized gains (losses) from
       investment transactions                     --               184               4             (1)           1            (1)

Change in net assets resulting
   from operations                             13,944            19,434           7,041         10,480        2,974         3,916

Distributions to Shareholders:
     From net investment income
         Class A Shares                            --                --          (7,048)       (10,500)      (2,973)       (3,937)
         Trust Shares                          (1,588)           (2,375)             --             --           --            --
         Class C Shares                            --<F2>            --<F2>          --             --           --            --
         Select Shares                        (12,737)          (17,153)             --             --           --            --

Change in net assets from
   distributions to shareholders              (14,325)          (19,528)         (7,048)       (10,500)      (2,973)       (3,937)

Change in net assets from
   capital transactions                      (542,194)         (323,120)       (365,907)      (553,724)     (54,279)     (124,791)

Change in net assets                         (542,575)         (323,214)       (365,914)      (553,744)     (54,278)     (124,812)

Net Assets:
     Beginning of period                    3,503,754         3,826,968       1,632,174      2,185,918      533,613       658,425

     End of period                       $  2,961,179      $  3,503,754     $ 1,266,260    $ 1,632,174    $ 479,335     $ 533,613

Share Transactions:<F1>
Class A Shares
     Proceeds from shares issued                   --                --       6,773,614      6,077,309      884,170       874,970
     Dividends reinvested                          --                --           5,863         11,430           55           160
     Cost of shares redeemed                       --                --      (7,145,359)    (6,642,463)    (938,504)     (999,920)

       Total Class A Shares                        --                --        (365,882)      (553,724)     (54,279)     (124,790)

Trust Shares
     Proceeds from shares issued            1,546,831         3,411,213              --             --           --            --
     Dividends reinvested                           3                 4              --             --           --            --
     Cost of shares redeemed               (1,590,781)       (3,422,714)             --             --           --            --

       Total Trust Shares                     (43,947)          (11,497)             --             --           --            --

Class C Shares
     Proceeds from shares issued                  257               283              --             --           --            --
     Dividends reinvested                          --<F2>            --<F2>          --             --           --            --
     Cost of shares redeemed                     (179)             (281)             --             --           --            --

       Total Class C Shares                        78                 2              --             --           --            --

Select Shares
     Proceeds from shares issued           14,745,461        14,658,325              --             --           --            --
     Dividends reinvested                      10,640            18,298              --             --           --            --
     Cost of shares redeemed              (15,254,426)      (14,988,223)             --             --           --            --

       Total Select Shares                   (498,325)         (311,600)             --             --           --            --

Change from share transaction                (542,194)         (323,095)       (365,882)      (553,724)     (54,279)     (124,790)

Accumulated undistributed
   net investment income
   (distributions in excess)             $         12      $        393     $        (8)     $      --     $     --      $     --


<F1> Share transactions are at net asset value of $1.00 per share.

<F2> Rounds to less than $1,000.




                      See notes to financial statements.


The Victory Portfolios                   Statements of Changes in Net Assets
(Amounts in Thousands)


                                              Tax-Free                    Ohio Municipal
                                           Money Market Fund             Money Market Fund

                                         Year            Year           Year           Year
                                         Ended           Ended          Ended          Ended
                                      October 31,     October 31,    October 31,    October 31,
                                         2004            2003           2004           2003

From Investment Activities:
Operations:
     Net investment income           $     2,481     $     2,878    $     1,749    $     2,513

Distributions to Shareholders:
     From net investment income
         Class A Shares                   (2,515)         (2,878)        (1,759)        (2,513)

Change in net assets from
   distributions to shareholders          (2,515)         (2,878)        (1,759)        (2,513)

Change in net assets from
   capital transactions                  (22,315)        (33,000)      (130,303)      (162,658)

Change in net assets                     (22,349)        (33,000)      (130,313)      (162,658)

Net Assets:
     Beginning of period                 621,011         654,011        688,379        851,037

     End of period                   $   598,662     $   621,011    $   558,066    $   688,379

Share Transactions:<F1>
Class A Shares
     Proceeds from shares issued       2,133,556       1,619,362      1,232,683      1,357,178
     Dividends reinvested                  1,870           2,685          1,316          2,573
     Cost of shares redeemed          (2,157,741)     (1,655,047)    (1,364,301)    (1,522,405)

Change from share transaction            (22,315)        (33,000)      (130,302)      (162,654)

Accumulated undistributed
   net investment income
   (distributions in excess)         $       (34)    $        --    $       (10)   $        --


<F1> Share transactions are at net asset value of $1.00 per share.




                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights
For a Share Outstanding Throughout Each Period


                                                          Distributions
                                Net Asset                     from           Net Asset
                                  Value,        Net            Net            Value,
                                Beginning    Investment    Investment         End of        Total
                                of Period      Income        Income           Period       Return

Gradison Government
Reserves Fund -- Trust Shares
10/15/01 to 10/31/01 <F1>         $1.000        0.001        (0.001)          $1.000        0.11%<F2>
Year Ended 10/31/02               $1.000        0.015        (0.015)          $1.000        1.48%
Year Ended 10/31/03               $1.000        0.008        (0.008)          $1.000        0.76%
Year Ended 10/31/04               $1.000        0.007        (0.007)          $1.000        0.70%

Gradison Government
Reserves Fund -- Class C Shares
3/1/03 to 10/31/03 <F1>           $1.000        0.002        (0.002)          $1.000        0.24%<F2>
Year Ended 10/31/04               $1.000        0.004        (0.004)          $1.000        0.43%

Gradison Government
Reserves Fund -- Select Shares
Year Ended 10/31/00               $1.000        0.054        (0.054)          $1.000        5.56%
Year Ended 10/31/01               $1.000        0.041        (0.041)          $1.000        4.20%
Year Ended 10/31/02               $1.000        0.012        (0.012)          $1.000        1.21%
Year Ended 10/31/03               $1.000        0.005        (0.005)          $1.000        0.50%
Year Ended 10/31/04               $1.000        0.004        (0.004)          $1.000        0.43%

Prime Obligations Fund
Year Ended 10/31/00               $1.000        0.055        (0.055)          $1.000        5.67%
Year Ended 10/31/01               $1.000        0.042        (0.042)          $1.000        4.31%
Year Ended 10/31/02               $1.000        0.013        (0.013)          $1.000        1.27%
Year Ended 10/31/03               $1.000        0.006        (0.006)          $1.000        0.56%
Year Ended 10/31/04               $1.000        0.005        (0.005)          $1.000        0.49%

Financial Reserves Fund
Year Ended 10/31/00               $1.000        0.056        (0.056)          $1.000        5.75%
Year Ended 10/31/01               $1.000        0.043        (0.043)          $1.000        4.44%
Year Ended 10/31/02               $1.000        0.014        (0.014)          $1.000        1.39%
Year Ended 10/31/03               $1.000        0.007        (0.007)          $1.000        0.67%
Year Ended 10/31/04               $1.000        0.006        (0.006)          $1.000        0.60%

Tax-Free Money Market Fund
Year Ended 10/31/00               $1.000        0.033        (0.033)          $1.000        3.38%
Year Ended 10/31/01               $1.000        0.026        (0.026)          $1.000        2.59%
Year Ended 10/31/02               $1.000        0.009        (0.009)          $1.000        0.92%
Year Ended 10/31/03               $1.000        0.004        (0.004)          $1.000        0.43%
Year Ended 10/31/04               $1.000        0.004        (0.004)          $1.000        0.39%

Ohio Municipal
Money Market Fund
Year Ended 10/31/00               $1.000        0.032        (0.032)          $1.000        3.27%
Year Ended 10/31/01               $1.000        0.025        (0.025)          $1.000        2.52%
Year Ended 10/31/02               $1.000        0.008        (0.008)          $1.000        0.78%
Year Ended 10/31/03               $1.000        0.003        (0.003)          $1.000        0.29%
Year Ended 10/31/04               $1.000        0.003        (0.003)          $1.000        0.28%


<F1> Period from commencement of operations.

<F2> Not annualized.




                      See notes to financial statements.


The Victory Portfolios                    Financial Highlights -- continued
For a Share Outstanding Throughout Each Period


                                                               Ratios/Supplemental Data

                                                                 Ratio of                             Ratio of
                                     Net                            Net                                 Net
                                   Assets,       Ratio of       Investment         Ratio of          Investment
                                   End of       Expenses to      Income to        Expenses to         Income to
                                   Period         Average         Average           Average            Average
                                    (000)        Net Assets      Net Assets      Net Assets<F1>     Net Assets<F1>

Gradison Government Reserves Fund -- Trust Shares
10/15/01 to 10/31/01 <F2>         $  290,861       0.42%<F3>       2.30%<F3>        10.12%<F3>         (7.40)%<F3>
Year Ended 10/31/02               $  271,606       0.50%           1.46%             0.56%              1.40%
Year Ended 10/31/03               $  260,102       0.53%           0.75%             0.57%              0.71%
Year Ended 10/31/04               $  216,128       0.55%           0.68%             0.58%              0.65%

Gradison Government Reserves Fund -- Class C Shares
3/1/03 to 10/31/03 <F2>           $        2       0.82%<F3>       0.27%<F3>         8.77%<F3>         (7.68)%<F3>
Year Ended 10/31/04               $       80       0.80%           0.39%            10.04%             (8.85)%

Gradison Government Reserves Fund -- Select Shares
Year Ended 10/31/00               $2,135,527       0.72%           5.42%             0.90%              5.24%
Year Ended 10/31/01               $4,103,267       0.77%           4.04%             0.82%              3.99%
Year Ended 10/31/02               $3,555,362       0.77%           1.21%             0.82%              1.16%
Year Ended 10/31/03               $3,243,650       0.79%           0.50%             0.83%              0.46%
Year Ended 10/31/04               $2,744,971       0.81%           0.41%             0.85%              0.38%

Prime Obligations Fund
Year Ended 10/31/00               $2,553,015       0.78%           5.55%             <F4>               <F4>
Year Ended 10/31/01               $3,046,490       0.76%           4.17%             <F4>               <F4>
Year Ended 10/31/02               $2,185,918       0.77%           1.27%             <F4>               <F4>
Year Ended 10/31/03               $1,632,174       0.79%           0.57%             <F4>               <F4>
Year Ended 10/31/04               $1,266,260       0.81%           0.48%             <F4>               <F4>

Financial Reserves Fund
Year Ended 10/31/00               $  737,512       0.70%           5.58%             <F4>               <F4>
Year Ended 10/31/01               $  754,612       0.68%           4.36%             <F4>               <F4>
Year Ended 10/31/02               $  658,425       0.68%           1.38%             <F4>               <F4>
Year Ended 10/31/03               $  533,613       0.69%           0.67%             <F4>               <F4>
Year Ended 10/31/04               $  479,335       0.70%           0.59%             <F4>               <F4>

Tax-Free Money Market Fund
Year Ended 10/31/00               $  675,324       0.80%           3.32%             <F4>               <F4>
Year Ended 10/31/01               $  774,555       0.78%           2.54%             <F4>               <F4>
Year Ended 10/31/02               $  654,011       0.78%           0.92%             <F4>               <F4>
Year Ended 10/31/03               $  621,011       0.79%           0.43%             <F4>               <F4>
Year Ended 10/31/04               $  598,662       0.81%           0.38%             <F4>               <F4>

Ohio Municipal Money Market Fund
Year Ended 10/31/00               $  884,369       0.87%           3.22%            0.93%               3.16%
Year Ended 10/31/01               $  935,207       0.93%           2.50%            <F4>                <F4>
Year Ended 10/31/02               $  851,037       0.93%           0.78%            <F4>                <F4>
Year Ended 10/31/03               $  688,379       0.93%           0.30%            <F4>                <F4>
Year Ended 10/31/04               $  558,066       0.91%           0.27%            0.96%               0.23%


<F1> During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Annualized.

<F4> There were no fee reductions during the period.




                      See notes to financial statements.

                                                Notes to Financial Statements
The Victory Portfolios                                       October 31, 2004


1.  Organization:

    The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust (formerly known as a Delaware business trust) as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust currently offers shares of 23 active funds. The accompanying financial statements and financial highlights are those of the Gradison Government Reserves Fund, Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund and the Ohio Municipal Money Market Fund (collectively, the "Funds").

    The Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund and Ohio Municipal Money Market Fund are authorized to issue one class of shares: Class A Shares. The Gradison Government Reserves Fund is authorized to issue three classes of shares: Trust Shares, Class C Shares and Select Shares. Each class of shares in a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

    The Gradison Government Reserves Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Prime Obligations Fund seeks to provide current income consistent with liquidity and stability of principal. The Financial Reserves Fund seeks to provide as high a level of current income as is consistent with preserving capital and providing liquidity. The Tax-Free Money Market Fund seeks to provide current interest income free from federal income taxes consistent with relative liquidity and stability of principal. The Ohio Municipal Money Market Fund seeks to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal.

    Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.


2.  Significant Accounting Policies:

    The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    Securities Valuation:

    Investments of the Funds are recorded at value, determined on the basis of amortized cost, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. Investments in other open-end investment companies are valued at net asset value.


                                  Continued

The Victory Portfolios                                       October 31, 2004


    Securities Transactions and Related Income:

    Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

    Securities Purchased on a When-Issued Basis:

    The Funds may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable for investments purchased on the accompanying statements of assets and liabilities. As of October 31, 2004, the Funds had outstanding "when-issued" purchase commitments with corresponding assets segregated, as follows (amounts in thousands):

         Tax-Free Money Market Fund                         $ 6,000
         Ohio Municipal Money Market Fund                    30,451

    Repurchase Agreements:

    Each Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers which the Fund's investment adviser deems creditworthy under guidelines approved by the Board of Trustees. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government, and government-backed securities, with value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

    Dividends to Shareholders:

    Dividends from net investment income are declared daily and paid monthly for the Funds. Distributable net realized capital gains, if any, are declared and distributed at least annually.

    The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, and distributions), such amounts are reclassified within the components of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund are reclassified as an offset to capital in the accompanying statements of assets and liabilities.


                                  Continued

The Victory Portfolios                                       October 31, 2004


    Federal Income Taxes:

    It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

    Other:

    Expenses that are directly related to one Fund are charged directly to that Fund. Other operating expenses of the Trust are prorated to each Fund on the basis of relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as distribution fees.


3.  Investment Advisory, Administration, and Distribution Agreements:

    Investment advisory services are provided to all the Funds by Victory Capital Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyBank National Association. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. KeyBank National Association, serving as custodian for all of the Funds, receives custodian fees in addition to transaction fees.

    Under terms of the Investment Advisory Agreement, the investment advisory fee of the Gradison Government Reserves Fund is computed at an annual rate of 0.50% of the Fund's average daily net assets up to $400 million, 0.45% of the Fund's average daily net assets between $400 million and $1 billion, 0.40% of the Fund's average daily net assets between $1 billion and $2 billion, and 0.35% of the Fund's average daily net assets greater than $2 billion; the investment advisory fees of the Prime Obligations Fund and the Tax-Free Money Market Fund are computed at an annual rate of 0.35% of each Fund's average daily net assets; the investment advisory fees of the Financial Reserves Fund and the Ohio Municipal Money Market fund are computed at an annual rate of 0.50% of each Fund's average daily net assets. The Adviser may use a portion of its fees to assist with the distribution and marketing expenses for the benefit of the Funds.

    BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an indirect, wholly owned subsidiary of The BISYS Group, Inc. ("BISYS"), serves as the Administrator to the Funds. Certain officers of the Trust are affiliated with BISYS and the Adviser. Such officers, except the CCO as noted below, receive no direct payments or fees from the Trust for serving as officers.

    Under the terms of the Administration Agreement, the Administrator's fee is computed daily and paid monthly at the annual rate of 0.14% of the Trust's average daily net assets up to $8 billion, 0.10% of the Trust's average daily net assets between $8 billion and $25 billion, and 0.08% of the Trust's average daily net assets greater than $25 billion. The Administrator may use its fees to pay advertising and marketing expenses for the benefit of the Funds. Under a Sub-Administration Agreement, BISYS pays the Adviser a fee of up to 0.04%, increased from 0.03% effective March 1, 2004, of each Fund's average daily net assets to perform certain of the administrative duties for the Funds.

    BISYS Ohio also serves the Trust as Fund Accountant and as the Transfer Agent for the Funds. Under the terms of the Fund Accounting Agreement, BISYS Ohio is entitled to fees on a fund level basis and reimbursement of out-of-pocket expenses incurred in providing fund accounting services. Under the terms of the Transfer Agency Agreement, BISYS Ohio is entitled to account-based fees and complex level fees along with reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

    Victory Capital Advisers, Inc. (the "Distributor") serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust dated March 1, 2004. The Distributor is not affiliated with the Adviser but is affiliated with BISYS Fund Services Limited Partnership, which had served as the Funds' distributor prior to March 1, 2004.


                                  Continued

The Victory Portfolios                                       October 31, 2004


    Pursuant to the Trust's 12b-1 Plan, the Distributor may receive a monthly distribution and service fee at an annual rate of up to 1.00% of the average daily net assets of the Class C Shares of the Gradison Government Reserves Fund. The service fee is paid to securities brokers or other financial intermediaries for providing personal services to shareholders of the Funds, including responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information.

    The Distributor or financial institutions (directly or through the Distributor) may receive from all the funds except the Trust Shares and Class C Shares of the Gradison Government Reserves Fund, and shares of the Financial Reserves Fund, pursuant to a Shareholder Servicing Plan, a fee of 0.25% of the average daily net assets of the Fund for providing support services to shareholders of the Fund, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange, and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Financial institutions may include affiliates of the Adviser.

    The Adviser has contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses of Class C Shares of the Gradison Government Reserves Fund do not exceed 1.50% until at least February 28, 2014. The Adviser, Administrator, or other service providers may waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios.

    The Funds employ a Chief Compliance Officer ("CCO") who receives compensation and reimbursement of out-of-pocket expenses as approved by the Trust's Board of Trustees.


4.  Concentration of Credit Risk:

    The Ohio Municipal Money Market Fund invests primarily in municipal debt obligations issued by the state of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. This Fund is more susceptible to economic and political factors, which might adversely affect municipalities and companies within the state of Ohio, than are other types of funds, which are not geographically concentrated to the same extent.


5.  Line of Credit:

    The Trust participates in a short-term, demand note agreement with KeyCorp, an affiliate of the Investment Advisor. Under the agreement, the Trust may borrow up to $200 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of 8 basis points on $200 million for providing the Line of Credit. Each Fund in the Trust pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. The Gradison Government Reserves Fund does not participate in this Line of Credit and does not pay a pro-rata portion of the commitment fee to KeyCorp. The Gradison Government Reserves Fund and another Fund in the Trust (Institutional Money Market Fund) participate in a Line of Credit agreement with the Bank of New York. Under the agreement, each Fund is permitted to borrow up to 15% of its total assets at the time of borrowing. The purpose of the agreement is to meet the temporary or emergency cash needs, including but not limited to the funding of shareholder redemptions of the Fund. The Bank of New York receives an annual commitment fee of 4 basis points on $50 million for providing the Line of Credit. The Gradison Government Reserves Fund pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed.

    There were no loans outstanding as of October 31, 2004 for the Funds.


                                  Continued

The Victory Portfolios                                       October 31, 2004


6.  Subsequent Events:

    On September 30, 2004, the Board of Trustees of The Victory Portfolios approved a proposal to terminate the Class C Shares of the Gradison Government Reserves Fund on or about January 28, 2005 (the "Termination Date"). On the Termination Date, the Fund will redeem all Class C Shares at the net asset value as of 4:00 p.m. Eastern Time, and distribute the cash proceeds to all remaining shareholders. Prior to the Termination Date, the Fund will pay any dividends in accordance with the current dividend option you had previously selected.


7.  Federal Income Tax Information:

    The tax character of distributions paid during the fiscal year ended October 31, 2004 was as follows (amounts in thousands):


                                                Distributions
                                                  Paid From          Total                          Total
                                                  Ordinary          Taxable       Tax Exempt     Distributions
                                                   Income        Distributions   Distributions       Paid

    Gradison Government Reserves Fund              $12,846          $12,846        $   --           $12,846
    Prime Obligations Fund                           6,411            6,411            --             6,411
    Financial Reserves Fund                          2,718            2,718            --             2,718
    Tax-Free Money Market Fund                          --               --         2,247             2,247
    Ohio Municipal Money Market Fund                    --               --         1,490             1,490


    The tax character of distributions paid during the fiscal year ended October 31, 2003 was as follows (amounts in thousands):


                                                Distributions
                                                  Paid From          Total                          Total
                                                  Ordinary          Taxable       Tax Exempt     Distributions
                                                   Income        Distributions   Distributions       Paid

    Gradison Government Reserves Fund              $22,361          $22,361        $   --           $22,361
    Prime Obligations Fund                          12,142           12,142            --            12,142
    Financial Reserves Fund                          4,416            4,416            --             4,416
    Tax-Free Money Market Fund                           1                1         3,275             3,276
    Ohio Municipal Money Market Fund                     3                3         3,026             3,029


    As of October 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):


                                                                                                         Accumulated      Total
                                            Undistributed Undistributed                                 Capital and    Accumulated
                                             Tax Exempt     Ordinary      Accumulated   Distributions      Other       Earnings/
                                               Income        Income        Earnings       Payable          Losses      (Deficit)

    Gradison Government Reserves Fund           $ --         $2,361         $2,361        $(2,349)         $  --        $  12
    Prime Obligations Fund                        --          1,112          1,112         (1,120)            --           (8)
    Financial Reserves Fund                       --            462            462           (462)            --           --
    Tax-Free Money Market Fund                   400             --            400           (434)          (105)        (139)
    Ohio Municipal Money Market Fund             353             --            353           (363)            (5)         (15)


    As of October 31, 2004, the following Funds have net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations (amounts in thousands):


                                                    Expiration Year

                                            2006     2007    2008     2009     Total

    Tax-Free Money Market Fund              $ 4      $27      $71      $ 3     $105
    Ohio Municipal Money Market Fund         --        5       --       --        5


    REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of
   The Victory Portfolios:

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Gradison Government Reserves Fund, Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund and Ohio Municipal Money Market Fund, five of the portfolios of The Victory Portfolios (hereafter referred to as the "Funds") at October 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Columbus, Ohio
December 20, 2004

The Victory Portfolios                               Supplemental Information
                                                                  (Unaudited)


Other Information Regarding Trustees:

Overall responsibility for management of the Trust rests with the members of the Board of Trustees (the "Trustees"). The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations. The Trustees, their ages, addresses, time served with the Trust, their principal occupations during the past five years, and any other directorships held by the Trustee are as follows:


                                                                            Number of
                                                                            Portfolios
                                                                            in Fund
                                    Position(s)                             Complex       Other
Name, Age and Address,              Held with      Principal Occupation     Overseen      Directorships
Time Served with the Trust          the Trust      During Past 5 Years      By Trustee    Held By Trustee

Independent Trustees

Nigel D. T. Andrews, 57             Trustee        Retired (since 2001);       23         Great Lakes
c/o The Victory Portfolios                         Managing Director                      Chemical
3435 Stelzer Road                                  (2000-2001), Internet                  Corporation;
Columbus, OH 43219                                 Capital Group (venture                 Old Mutual plc.
8/02-Present                                       capital); Executive Vice
                                                   President, (1993-2000),
                                                   GE Capital (financial
                                                   services).

Frankie D. Hughes, 51               Trustee        Principal and Chief         23         None
c/o The Victory Portfolios                         Investment Officer
3435 Stelzer Road                                  (since 1993), Hughes
Columbus, OH 43219                                 Capital Management,
3/00-Present                                       Inc. (fixed income
                                                   asset management).

Lyn Hutton, 55                      Trustee        Executive Vice              23         Chittenden
c/o The Victory Portfolios                         President and Chief                    Corporation
3435 Stelzer Road                                  Investment Officer,
Columbus, OH 43219                                 The Commonfund for
3/02-Present                                       Nonprofit Organizations
                                                   (since January 2003);
                                                   Vice President and
                                                   Chief Financial Officer,
                                                   John D. & Catherine T.
                                                   MacArthur Foundation
                                                   (grant making) (June
                                                   1998-December 2002);
                                                   Vice President and
                                                   Treasurer (1990-1998),
                                                   Dartmouth College.

Dr. Thomas F. Morrissey, 71         Trustee        Professor, Weatherhead      23         None
c/o The Victory Portfolios                         School of Management,
3435 Stelzer Road                                  Case Western Reserve
Columbus, OH 43219                                 University.
11/94-Present



                                  Continued

The Victory Portfolios                  Supplemental Information -- continued
                                                                  (Unaudited)



                                                                                      Number of
                                                                                      Portfolios
                                                                                      in Fund
                                    Position(s)                                       Complex       Other
Name, Age and Address,              Held with      Principal Occupation               Overseen      Directorships
Time Served with the Trust          the Trust      During Past 5 Years                By Trustee    Held By Trustee

Karen F. Shepherd, 64               Trustee        Member (since 1996),                  23         UBS Bank USA
c/o The Victory Portfolios                         Shepherd Properties, LC
3435 Stelzer Road                                  and Vincent Shepherd
Columbus, OH 43219                                 Investments, LC (real
8/02-Present                                       estate investments);
                                                   U.S. Executive Director
                                                   (1996-2002), European
                                                   Bank for Reconstruction
                                                   & Development; Director,
                                                   Majority Council
                                                   (since 2002), Emily's List
                                                   (political action committee).

Frank A. Weil, 74                   Trustee        Chairman (since 1984),                23         None
c/o The Victory Portfolios                         Abacus & Associates, Inc.
3435 Stelzer Road                                  (private investment firm).
Columbus, OH 43219
12/97-Present

Leigh A. Wilson, 60                 Chairman       Founder, Chairman and                 23         None
c/o The Victory Portfolios          and            Chief Executive Officer
3435 Stelzer Road                   Trustee        (since 1989), New Century
Columbus, OH 43219                                 Care, Inc. (formerly known
11/94-Present                                      as Glenleigh International
                                                   Limited) (merchant bank);
                                                   Chief Executive Officer (since
                                                   2001), The Kenning Institute
                                                   (developer of health programs);
                                                   Director (since 1981), Chimney
                                                   Rock Vineyard and Chimney Rock
                                                   Winery.

Interested Trustee<F1>

Roger Noall, 68                     Trustee        Retired (since 2000),                 23         Alleghany
c/o The Victory Portfolios                         Executive (1997-2000),                           Corporation
3435 Stelzer Road                                  Senior Executive Vice
Columbus, OH 43219                                 President and Chief
12/97-Present                                      Administrative Officer
                                                   (1994-1996), Secretary
                                                   (1995-1996), KeyCorp.


<F1> Mr. Noall is an "interested person" of the Trust by reason of his prior relationships with KeyCorp or its affiliates.




                                  Continued

The Victory Portfolios                  Supplemental Information -- continued
                                                                  (Unaudited)

Other Information Regarding Officers:

The Officers, their ages, addresses, time served with the Trust, and their principal occupations during the past five years are as follows:


                                Position(s)
Name, Age and Address,          Held with
Time Served with the Trust      the Trust        Principal Occupation During Past 5 Years

Jay G. Baris, 51                Assistant        Partner, Kramer Levin Naftalis & Frankel LLP.
c/o The Victory Portfolios      Secretary
3435 Stelzer Road
Columbus, OH 43219
12/97-Present

Martin R. Dean, 40              Assistant        Vice President, Compliance Services,
c/o The Victory Portfolios      Vice President   BISYS Fund Services.
3435 Stelzer Road               & Anti-Money
Columbus, OH 43219              Laundering
5/94-Present                    Compliance
                                Officer

Kathleen A. Dennis, 51          President        Senior Managing Director, Victory Capital
c/o The Victory Portfolios                       Management, Inc.
3435 Stelzer Road
Columbus, OH 43219
5/02-Present

Cynthia Lee Lindsey, 46         Secretary        Since October 2002, Director of Client Services
c/o The Victory Portfolios                       for BISYS; from November 1997 to October 2002,
3435 Stelzer Road                                Director of Securities Lending, Sales Development,
Columbus, OH 43219                               Director of Client Services and Director of Financial
12/02-Present                                    Administration and Business Planning.

Irimga McKay, 45                Vice President   Senior Vice President, Client Services of BISYS
c/o The Victory Portfolios                       Fund Services.
3435 Stelzer Road
Columbus, OH 43219
12/98-Present

Alaina Metz, 37                 Assistant        Chief Administrative Office of BISYS Fund Services.
c/o The Victory Portfolios      Secretary
3435 Stelzer Road
Columbus, OH 43219
12/96-Present

Adam S. Ness, 32                Treasurer        Director of Financial Services, BISYS Fund Services.
c/o The Victory Portfolios
3435 Stelzer Road
Columbus, OH 43219
5/03-Present



                                  Continued

The Victory Portfolios                  Supplemental Information -- continued
                                                                  (Unaudited)


Proxy Voting:

The Board of Trustees of the Funds has adopted a proxy voting policy and procedure (the "Funds Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Adviser and adopted the Adviser's proxy voting policies and procedures (the "Policy") which are generally described below. The Trustees will review each Fund's proxy voting records from time to time and will annually consider approving the Policy for the upcoming year. In the event that a conflict of interest arises between the Fund's Shareholders and the Adviser or any of its affiliates or any affiliate of the Funds, the Adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of Trustees. A Committee of the Board with responsibility for proxy oversight will instruct the Adviser on the appropriate course of action.

The Policy is designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The Adviser generally reviews each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of the Funds' shareholders. The Adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the Adviser will monitor situations that may result in a conflict of interest between the Funds' shareholders and the Adviser or any of its affiliates or any affiliate of the Funds by maintaining a list of significant existing and prospective corporate clients. The policy is available on VictoryConnect.com, in the Fund's Statement of Additional Information and on the Securities and Exchange Commission's website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 is available (1) without charge, upon request, by calling 1-800-539-3863, and
(2) on the Securities and Exchange Commission's website at http://www.sec.gov.

Availability of Schedules of Portfolio Investments:

Schedules of Portfolio Investments for periods ending January 31 (effective March 31, 2005) and July 31 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.


                                  Continued

The Victory Portfolios                  Supplemental Information -- continued
                                                                  (Unaudited)


Expense Examples:

As a shareholder of the Victory Portfolios, you incur two types of costs: (1) redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Victory Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 through October 31, 2004.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


                                     Beginning       Ending       Expense Paid     Expense Ratio
                                   Account Value  Account Value During Period<F1>  During Period
                                      5/1/04        10/31/04     5/1/04-10/31/04  5/1/04-10/31/04

Gradison Government Reserves Fund
Trust Shares                        $1,000.00      $1,004.20         $2.82            0.56%
Class C Shares                       1,000.00       1,003.00          4.03            0.80%
Select Shares                        1,000.00       1,002.80          4.18            0.83%

Prime Obligations Fund
Class A Shares                       1,000.00       1,003.30          4.08            0.81%

Financial Reserves Fund
Class A Shares                       1,000.00       1,003.80          3.53            0.70%

Tax-Free Money Market Fund
Class A Shares                       1,000.00       1,002.40          4.08            0.81%

Ohio Municipal Money Market Fund
Class A Shares                       1,000.00       1,001.90          4.53            0.90%


<F1> Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.




                                  Continued

The Victory Portfolios                  Supplemental Information -- continued
                                                                  (Unaudited)


Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Victory Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                          Beginning        Ending        Expense Paid      Expense Ratio
                                        Account Value    Account Value During Period<F1>   During Period
                                           5/1/04          10/31/04     5/1/04-10/31/04   5/1/04-10/31/04

Gradison Government Reserves Fund
Trust Shares                             $1,000.00        $1,022.32          $2.85            0.56%
Class C Shares                            1,000.00         1,021.11           4.06            0.80%
Select Shares                             1,000.00         1,020.96           4.22            0.83%

Prime Obligations Fund
Class A Shares                            1,000.00         1,021.06           4.12            0.81%

Financial Reserves Fund
Class A Shares                            1,000.00         1,021.62           3.56            0.70%

Tax-Free Money Market Fund
Class A Shares                            1,000.00         1,021.06           4.12            0.81%

Ohio Municipal Money Market Fund
Class A Shares                            1,000.00         1,020.61           4.57            0.90%


<F1> Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.




                                  Continued

The Victory Portfolios                  Supplemental Information -- continued
                                                                  (Unaudited)


Portfolio Holdings:
(As a Percentage of Total Investments)

Gradison Government Reserves Fund

Federal Farm Credit Bank       20.0%
Federal Home Loan Bank         80.0%

Prime Obligations Fund

Certificate of Deposit         13.4%
Bankers Acceptance              0.4%
Commercial Paper               27.6%
Corporate Bond                 29.1%
U.S. Government Agencies        5.8%
Taxable Municipal Bond          5.3%
Repurchase Agreement           18.4%

Financial Reserves Fund

Certificate of Deposit          7.5%
Bankers Acceptance              2.1%
Commercial Paper               27.5%
Corporate Bond                 30.7%
U.S. Government Agencies        4.4%
Taxable Municipal Bond          5.1%
Repurchase Agreement           22.7%

Tax-Free Money Market Fund

Cash                            0.1%
Bond Anticipation Note          7.5%
Manditory Put Obligations       2.4%
Variable Rate Demand Notes     78.4%
Fixed Rate Bond/Notes           2.9%
Tax Exempt Commercial Paper     3.5%
Tax Revenue Anticipation Note   5.2%

Ohio Municipal Money Market Fund

Bond Anticipation Note         18.1%
Manditory Put Obligations       2.1%
Variable Rate Demand Notes     70.6%
Fixed Rate Bond/Notes           2.5%
Tax Exempt Commercial Paper     6.4%
Tax Revenue Anticipation Note   0.2%

Victory Funds
LOGO(R)


Visit our web site at:
www.VictoryConnect.com

Call Victory at:
800-539-FUND (800-539-3863)


                                                               1AR-RMM  12/04

October 31, 2004


Annual Report

Value Fund
Diversified Stock Fund
Stock Index Fund
Growth Fund
Established Value Fund
Special Value Fund
Small Company Opportunity Fund
Focused Growth Fund
Balanced Fund
Convertible Fund
Real Estate Fund
Intermediate Income Fund
Fund for Income
National Municipal Bond Fund
New York Municipal Bond Fund
Ohio Municipal Bond Fund

Victory Funds
LOGO (R)

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

      o Detailed performance records
      o Daily share prices
      o The latest fund news
      o Investment resources to help you become a better investor
      o A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

The Victory
Portfolios


                      Table of Contents

Shareholder Letter                                        5


Fund Review and Commentary                                6


Financial Statements

The Victory Equity Funds

   Value Fund
     Schedules of Investments                            38
     Statement of Assets and Liabilities                 64
     Statement of Operations                             65
     Statements of Changes in Net Assets                 66
     Financial Highlights                             68-70

   Diversified Stock Fund
     Schedules of Investments                            41
     Statement of Assets and Liabilities                 64
     Statement of Operations                             65
     Statements of Changes in Net Assets                 66
     Financial Highlights                             71-73

   Stock Index Fund
     Schedules of Investments                            44
     Statement of Assets and Liabilities                 64
     Statement of Operations                             65
     Statements of Changes in Net Assets                 67
     Financial Highlights                             74-75

   Growth Fund
     Schedules of Investments                            60
     Statement of Assets and Liabilities                 64
     Statement of Operations                             65
     Statements of Changes in Net Assets                 67
     Financial Highlights                             76-78

   Established Value Fund
     Schedules of Investments                            79
     Statement of Assets and Liabilities                 97
     Statement of Operations                             98
     Statements of Changes in Net Assets                 99
     Financial Highlights                           101-103

   Special Value Fund
     Schedules of Investments                            84
     Statement of Assets and Liabilities                 97
     Statement of Operations                             98
     Statements of Changes in Net Assets                 99
     Financial Highlights                           104-106

   Small Company Opportunity Fund
     Schedules of Investments                            89
     Statement of Assets and Liabilities                 97
     Statement of Operations                             98
     Statements of Changes in Net Assets                100
     Financial Highlights                           107-109

   Focused Growth Fund
     Schedules of Investments                            95
     Statement of Assets and Liabilities                 97
     Statement of Operations                             98
     Statements of Changes in Net Assets                100
     Financial Highlights                               110


The Victory Specialty Funds

   Balanced Fund
     Schedules of Investments                           111
     Statement of Assets and Liabilities                130
     Statement of Operations                            131
     Statements of Changes in Net Assets                132
     Financial Highlights                           133-135

   Convertible Fund
     Schedules of Investments                           121
     Statement of Assets and Liabilities                130
     Statement of Operations                            131
     Statements of Changes in Net Assets                132
     Financial Highlights                           136-137

   Real Estate Fund
     Schedules of Investments                           127
     Statement of Assets and Liabilities                130
     Statement of Operations                            131
     Statements of Changes in Net Assets                132
     Financial Highlights                           138-140


The Victory Taxable Fixed Income Funds

   Intermediate Income Fund
     Schedules of Investments                           141
     Statement of Assets and Liabilities                151
     Statement of Operations                            152
     Statements of Changes in Net Assets                153
     Financial Highlights                               154

   Fund for Income
     Schedules of Investments                           148
     Statement of Assets and Liabilities                151
     Statement of Operations                            152
     Statements of Changes in Net Assets                153
     Financial Highlights                           155-157


The Victory Tax-Exempt Fixed Income Funds

   National Municipal Bond Fund
     Schedules of Investments                           158
     Statement of Assets and Liabilities                171
     Statement of Operations                            172
     Statements of Changes in Net Assets                173
     Financial Highlights                           174-175

   New York Municipal Bond Fund
     Schedules of Investments                           162
     Statement of Assets and Liabilities                171
     Statement of Operations                            172
     Statements of Changes in Net Assets                173
     Financial Highlights                               176

   Ohio Municipal Bond Fund
     Schedules of Investments                           164
     Statement of Assets and Liabilities                171
     Statement of Operations                            172
     Statements of Changes in Net Assets                173
     Financial Highlights                           177-178


Notes to Financial Statements                           179


Report of Independent
Registered Public Accounting Firm                       201


Supplemental Information


Trustee and Officer Information                         202


Proxy Voting Information                                205


Expense Examples                                        206


The Funds are distributed by Victory Capital Advisers Inc., which is not affiliated with KeyCorp or its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment advisor to the Funds and receives a fee from the Funds for performing services for the Funds. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at VictoryConnect.com or call 1-800-539-3863. Read it carefully before you invest or send money.

The information in this annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Victory Capital Management Inc. and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report. Past investment performance of markets or securities mentioned herein should not be considered to be indicative of future results.

                               NOT FDIC INSURED
  Shares of the Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.


Victory Funds
LOGO (R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.VictoryConnect.com

                   This page is intentionally left blank.

Letter to Our Shareholders

Looking back on the Victory Portfolios' ("Victory Funds") fiscal year, investors have generally been rewarded for owning equities. Trailing 12-month returns based on S&P and Russell indices ranged between about 13% and 20%. Mid-cap and small company returns were a bit higher than large cap. For the most part managers who were willing to take on lower quality names were also rewarded. Within this year of strong returns was a fair amount of volatility, particularly in the third quarter as economic and political factors led to uncertainty.

Fixed income investors had an interesting year, watching and waiting for what seemed the inevitable rise in interest rates. The Federal Reserve, however, did not touch the Fed Funds Rate until June; since then, there has been a steady process of upward adjustments. As this letter is written, the Fed Funds Rate stands at 2%, reflecting four 25 basis point moves from the low of 1%. That low was in place for almost 1 year.

We are now over a year into "the mutual fund scandal" which began with the discovery that a number of mutual fund companies were allowing certain shareholders to "time" their funds, imposing an expense burden on the remaining shareholders. The investigations continue and enforcement actions are ongoing. The activities under scrutiny have been broadened to include both the fund companies and the intermediaries who distribute our funds. Increased pressure has been placed on the directors and trustees of mutual funds. Regulatory changes have been extensive. As we have said earlier, these safety nets usually come with a price, and much of the cost of regulation may, in the end, be borne by the shareholders.

The industry has been able to maintain a positive image with fund owners, despite a year of turmoil. A recent survey by the Investment Company Institute indicates that 72% of fund owners have a positive impression of fund companies. This is down slightly from 76% two years ago and a high of 84% in 2000. It appears that the drop since 2000 reflects primarily the declines in the stock market, with the scandal having less impact. Mutual fund flows seem to tell the best story: data for the year ended May 2004 showed net new flows of $244 billion, a number that is the second highest in the last 8 years.

At Victory, we are undertaking a number of actions relative to the fund complex, which we expect will make us more focused and efficient in delivering quality investment results and service to our clients. Specifically we have decided to close or merge several portfolios; we are also liquidating a number of very small C Share classes. We have made some changes in our portfolio management teams that we believe will ultimately benefit performance.

Our thanks to all our shareholders for their continued use of the Victory
Funds.

/s/ Kathleen A. Dennis
Kathleen A. Dennis
President
The Victory Portfolios

The Victory Equity Funds


Value Fund


Investment Considerations

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic values.


Commentary

The Fund returned 13.70% (Class A Shares at net asset value) for the fiscal year ending October 31, 2004, underperforming its benchmark return (the Russell 1000 Value Index(1) ) of 15.45%. Our investment philosophy is to identify and build a portfolio around undervalued stocks where the fundamental outlook appears to be directionally positive. Given that approach, it would not be unusual for the Fund to have a heavy focus in a specific sector or industry and, conversely, it could be underrepresented in areas where, in our opinion, the outlook and/or valuations are unattractive. In that regard, over the last twelve months, the Fund has been overweighted in energy and underweighted in utilities.

Additionally, as bottom-up stock pickers, we also held sizable positions in several railroads and selected retailers, which contributed to our performance during that time period. On the other hand, several of our larger positions have been significant disappointments, particularly in the pharmaceutical and insurance sectors. On balance, we have enjoyed a fairly good year for the period ended October 31, 2004 and, while there is no guarantee, we remain confident that our investment philosophy will enable the Fund to maintain the momentum of this past year.

The Fund's holdings and investment policies are subject to change.


Portfolio Holdings
As a Percentage of Total Investments

Consumer Discretionary         7.6%
Consumer Staples               3.8%
Energy                        11.5%
Financials                    17.9%
Health Care                   11.0%
Industrials                   15.6%
Materials                      4.8%
Information Technology        12.9%
Telecommunication Services     6.1%
Other                          8.8%

(1) The Russell 1000 Value Index is an unmanaged index comprised of companies in the Russell 1000 Index chosen for their value orientation. This index does not include the effect of sales charges and is not representative of the Fund and cannot be invested in directly.

The Victory Equity Funds

                         Average Annual Total Return
                            As of October 31, 2004

                        VALUE FUND              VALUE FUND           VALUE FUND
                          Class A                 Class C              Class R

INCEPTION DATE            12/3/93                 3/1/03              12/15/99

                  Net Asset    Maximum     Net Asset    Contingent   Net Asset
                  Value        Offering    Value        Deferred     Value
                               Price                    Charges

One Year          13.70%        7.12%      13.13%       12.13%       13.32%
Three Year         3.92%        1.89%      N/A          N/A           3.62%
Five Year          0.52%       -0.67%      N/A          N/A          N/A
Ten Year          11.15%       10.49%      N/A          N/A          N/A
Since Inception   10.50%        9.90%      23.42%       23.42%        0.28%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.VictoryConnect.com.

The maximum offering price (MOP) figures reflect a maximum sales charge of 5.75% for Class A Shares and NAV does not reflect sales charges. Class C Shares are not subject to an initial sales charge, but are subject to a deferred sales charge of 1.00% on shares redeemed within the first year.

The total return figures set forth above include all waivers of fees for various periods since inception. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.


Value Fund vs. Russell 1000 Value Index(1)
For the period 10/31/94 to 10/31/04

                  Value Fund       Value Fund    Russell 1000
                Class A @ MOP    Class A @ NAV    Value Index

10/31/94            $ 9425           $10000          $10000
11/30/94              9146             9704            9596
12/31/94              9253             9818            9707
1/31/95               9482            10060           10005
2/28/95               9863            10464           10401
3/31/95              10112            10729           10629
4/30/95              10313            10943           10965
5/31/95              10717            11371           11427
6/30/95              10830            11491           11581
7/31/95              11139            11819           11984
8/31/95              11245            11931           12154
9/30/95              11631            12340           12593
10/31/95             11524            12227           12468
11/30/95             12105            12844           13100
12/31/95             12372            13127           13429
1/31/96              12763            13541           13847
2/29/96              12823            13605           13952
3/31/96              13170            13974           14189
4/30/96              13301            14112           14244
5/31/96              13512            14336           14422
6/30/96              13588            14417           14434
7/31/96              13023            13817           13888
8/31/96              13335            14149           14285
9/30/96              13970            14822           14853
10/31/96             14365            15242           15427
11/30/96             15398            16337           16546
12/31/96             15144            16068           16335
1/31/97              15813            16778           17127
2/28/97              15930            16902           17379
3/31/97              15311            16245           16754
4/30/97              15908            16878           17457
5/31/97              16910            17942           18433
6/30/97              17547            18618           19223
7/31/97              18937            20092           20670
8/31/97              17964            19060           19933
9/30/97              18900            20053           21138
10/31/97             18278            19393           20547
11/30/97             19080            20244           21456
12/31/97             19309            20487           22082
1/31/98              19508            20698           21769
2/28/98              20802            22071           23235
3/31/98              21804            23134           24656
4/30/98              21992            23333           24821
5/31/98              21618            22937           24453
6/30/98              22277            23636           24766
7/31/98              22115            23464           24329
8/31/98              19074            20237           20709
9/30/98              20636            21895           21897
10/31/98             22017            23360           23593
11/30/98             23172            24586           24693
12/31/98             24394            25882           25533
1/31/99              25094            26625           25737
2/28/99              24577            26076           25374
3/31/99              25081            26611           25899
4/30/99              26651            28276           28318
5/31/99              26160            27756           28007
6/30/99              27455            29130           28820
7/31/99              26502            28119           27976
8/31/99              26039            27627           26938
9/30/99              24966            26489           25996
10/31/99             26424            28036           27493
11/30/99             26432            28044           27278
12/31/99             27095            28748           27409
1/31/2000            26068            27659           26515
2/29/2000            24663            26168           24545
3/31/2000            27495            29172           27540
4/30/2000            27082            28734           27219
5/31/2000            27461            29137           27506
6/30/2000            26926            28569           26249
7/31/2000            26705            28334           26578
8/31/2000            28160            29878           28057
9/30/2000            27659            29347           28314
10/31/2000           28627            30374           29009
11/30/2000           27150            28806           27932
12/31/2000           28263            29988           29332
1/31/2001            28896            30659           29445
2/28/2001            27596            29280           28626
3/31/2001            26434            28047           27614
4/30/2001            28166            29884           28968
5/31/2001            28537            30278           29619
6/30/2001            27470            29146           28962
7/31/2001            27228            28890           28900
8/31/2001            25813            27387           27743
9/30/2001            23711            25158           25790
10/31/2001           24160            25633           25568
11/30/2001           25650            27215           27054
12/31/2001           25822            27397           27692
1/31/2002            25450            27003           27478
2/28/2002            25326            26871           27523
3/31/2002            26283            27886           28825
4/30/2002            24840            26355           27836
5/31/2002            24736            26245           27975
6/30/2002            23063            24470           26369
7/31/2002            20955            22234           23918
8/31/2002            20997            22278           24098
9/30/2002            18507            19636           21419
10/31/2002           19999            21219           23006
11/30/2002           21139            22428           24455
12/31/2002           20001            21222           23393
1/31/2003            19335            20515           22827
2/28/2003            18982            20140           22218
3/31/2003            19054            20216           22255
4/30/2003            20658            21918           24214
5/31/2003            21951            23290           25777
6/30/2003            22096            23444           26099
7/31/2003            22410            23777           26488
8/31/2003            22681            24065           26901
9/30/2003            22631            24012           26638
10/31/2003           23844            25299           28268
11/30/2003           23928            25387           28652
12/31/2003           25428            26979           30418
1/31/2004            26079            27670           30953
2/29/2004            26478            28093           31616
3/31/2004            25975            27559           31339
4/30/2004            25219            26757           30574
5/31/2004            25471            27025           30885
6/30/2004            26151            27746           31615
7/31/2004            25751            27322           31170
8/31/2004            25918            27500           31613
9/30/2004            26901            28542           32103
10/31/2004           27110            28764           32636

(1) The Russell 1000 Value Index is an unmanaged index comprised of companies in the Russell 1000 Index chosen for their value orientation. This index does not include the effect of sales charges and is not representative of the Fund and cannot be invested in directly.

Graph reflects investment of growth of a hypothetical $10,000 investment in Class A Shares of the Fund. The performance of other classes of the Fund's shares will be greater than or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes. Past performance is no guarantee of future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Victory Equity Funds


Diversified Stock Fund


Investment Considerations

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.


Commentary

The Fund celebrated its fifteenth anniversary in positive fashion, returning 12.46% (Class A Shares at net asset value) in fiscal 2004 versus 9.42% for its benchmark S&P 500 Index.(1)

Emphasizing commodity leveraged sectors such as Energy and Basic Industry, along with better stock selection in five out of seven sectors were the main drivers of performance during the fiscal year. Energy/Utilities was the best performing sector as rising oil prices led to better earnings and increasing cash flows for companies leveraged to the commodity. Four of the top ten performers were in the Energy sector, including British Petroleum, Halliburton, Transocean, and Schlumberger.

The Fund benefited from stock selection throughout the portfolio. Within the Technology sector, Apple Computer was a top holding during the year, and Automatic Data Processing and International Business Machines performed well. Boeing appreciated nicely during the fiscal year, led by a significant recovery in earnings resulting from orders for its new 7E7 aircraft. FedEx was purchased during the fiscal year, and the stock has benefited from improving volumes and pricing, along with significant growth in its Asian business. Lastly, Yahoo has been a major beneficiary of the growing importance of internet advertising.

Detracting from performance was the Consumer Staples sector, specifically within the drug industry. Merck was held in the Fund, and late in the fiscal year shocked the investment community when it pulled one of its largest drugs, Vioxx, off the market.

The Fund's holdings and investment policies are subject to change.


Portfolio Holdings
As a Percentage of Total Investments

Consumer Discretionary        10.6%
Energy                        13.4%
Consumer Staples               1.2%
Financials                    11.4%
Health Care                   10.0%
Industrials                   14.0%
Information Technology        22.5%
Utilities                      1.7%
Materials                      6.4%
Other                          8.8%

(1) The S&P 500 Index is an unmanaged index comprised of 500 domestically traded common stocks and is weighted according to the market value of each common stock in the index and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund and cannot be invested in directly.

The Victory Equity Funds

                         Average Annual Total Return
                            As of October 31, 2004

                    DIV STOCK FUND          DIV STOCK FUND       DIV STOCK FUND
                        Class A                 Class C              Class R

INCEPTION DATE         10/20/89                 3/1/02               3/26/99

                  Net Asset    Maximum     Net Asset    Contingent   Net Asset
                  Value        Offering    Value        Deferred     Value
                               Price                    Charges

One Year          12.46%        5.98%       11.77%        10.77%       11.95%
Three Year         5.79%        3.72%       N/A           N/A           5.28%
Five Year          4.16%        2.92%       N/A           N/A           3.72%
Ten Year          13.41%       12.74%       N/A           N/A          N/A
Since Inception   12.42%       11.98%        2.61%         2.61%        4.17%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.VictoryConnect.com.

The maximum offering price (MOP) figures reflect a maximum sales charge of 5.75% for Class A Shares and NAV does not reflect sales charges. Class C Shares are not subject to an initial sales charge, but are subject to a deferred sales charge of 1.00% on shares redeemed within the first year.

The total return figures set forth above include all waivers of fees for various periods since inception. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.


Diversified Stock Fund vs. S&P 500 Index(1)
For the period 10/31/94 to 10/31/04

                  Diversified    Diversified
                    Stock            Stock        S&P 500
                 Class A @ MOP   Class A @ NAV     Index

10/31/94            $ 9425         $10000         $10000
11/30/94              9128           9685           9633
12/31/94              9255           9820           9774
1/31/95               9491          10070          10028
2/28/95               9887          10490          10417
3/31/95              10168          10788          10725
4/30/95              10447          11085          11037
5/31/95              10896          11561          11473
6/30/95              11039          11713          11743
7/31/95              11388          12083          12134
8/31/95              11473          12173          12167
9/30/95              11842          12564          12676
10/31/95             11645          12356          12632
11/30/95             12245          12992          13188
12/31/95             12530          13295          13432
1/31/96              12885          13671          13894
2/29/96              13211          14017          14027
3/31/96              13393          14210          14162
4/30/96              13720          14557          14370
5/31/96              13991          14845          14741
6/30/96              13870          14716          14801
7/31/96              13261          14070          14143
8/31/96              13570          14398          14443
9/30/96              14265          15135          15254
10/31/96             14810          15713          15672
11/30/96             16037          17016          16862
12/31/96             15630          16583          16531
1/31/97              16499          17505          17558
2/28/97              16468          17472          17700
3/31/97              15964          16938          16964
4/30/97              16443          17446          17976
5/31/97              17538          18608          19080
6/30/97              18109          19214          19931
7/31/97              19602          20797          21514
8/31/97              18802          19949          20317
9/30/97              19915          21130          21430
10/31/97             18955          20111          20714
11/30/97             19696          20898          21674
12/31/97             20053          21276          22046
1/31/98              20089          21314          22291
2/28/98              21561          22877          23899
3/31/98              22549          23924          25123
4/30/98              23040          24446          25375
5/31/98              22202          23556          24939
6/30/98              22781          24171          25952
7/31/98              22385          23750          25676
8/31/98              19311          20489          21964
9/30/98              20999          22280          23371
10/31/98             22671          24054          25271
11/30/98             23609          25050          26803
12/31/98             24693          26199          28348
1/31/99              25535          27093          29533
2/28/99              24784          26296          28615
3/31/99              25820          27395          29760
4/30/99              27733          29425          30913
5/31/99              27356          29025          30183
6/30/99              28617          30363          31858
7/31/99              27925          29628          30863
8/31/99              27517          29196          30711
9/30/99              26042          27631          29869
10/31/99             27068          28720          31759
11/30/99             27997          29705          32405
12/31/99             29872          31695          34313
1/31/2000            28917          30681          32589
2/29/2000            28668          30417          31972
3/31/2000            31661          33592          35100
4/30/2000            29837          31657          34044
5/31/2000            29837          31657          33346
6/30/2000            29625          31433          34167
7/31/2000            29359          31150          33633
8/31/2000            31716          33651          35722
9/30/2000            30432          32288          33837
10/31/2000           31637          33567          33693
11/30/2000           29242          31026          31037
12/31/2000           30277          32124          31189
1/31/2001            32587          34575          32295
2/28/2001            31020          32912          29351
3/31/2001            29373          31165          27491
4/30/2001            31808          33748          29628
5/31/2001            32676          34669          29826
6/30/2001            31643          33574          29100
7/31/2001            32014          33967          28814
8/31/2001            29907          31732          27010
9/30/2001            27030          28679          24829
10/31/2001           28022          29732          25303
11/30/2001           30586          32452          27244
12/31/2001           30562          32426          27482
1/31/2002            30455          32313          27081
2/28/2002            30433          32290          26559
3/31/2002            31100          32997          27558
4/30/2002            29548          31351          25887
5/31/2002            28951          30717          25696
6/30/2002            26557          28177          23866
7/31/2002            24302          25785          22005
8/31/2002            24239          25718          22150
9/30/2002            21514          22827          19743
10/31/2002           23326          24749          21481
11/30/2002           25736          27306          22745
12/31/2002           23602          25042          21407
1/31/2003            23003          24406          20847
2/28/2003            22832          24225          20534
3/31/2003            22497          23869          20733
4/30/2003            24875          26392          22441
5/31/2003            26738          28369          23624
6/30/2003            26984          28630          23927
7/31/2003            27777          29472          24348
8/31/2003            28485          30223          24822
9/30/2003            27787          29483          24559
10/31/2003           29505          31305          25949
11/30/2003           29741          31555          26178
12/31/2003           32004          33957          27550
1/31/2004            32433          34412          28057
2/29/2004            32777          34776          28447
3/31/2004            31967          33917          28018
4/30/2004            31536          33459          27578
5/31/2004            32289          34259          27956
6/30/2004            33274          35304          28498
7/31/2004            32173          34135          27555
8/31/2004            32150          34112          27665
9/30/2004            32854          34859          27964
10/31/2004           33180          35204          28392

(1) The S&P 500 Index is an unmanaged index comprised of 500 domestically traded common stocks and is weighted according to the market value of each common stock in the index and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund and cannot be invested in directly.

Graph reflects investment of growth of a hypothetical $10,000 investment in Class A Shares of the Fund. The performance of other classes of the Fund's shares will be greater than or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes. Past performance is no guarantee of future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Victory Equity Funds


Stock Index Fund


Investment Considerations

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

The performance of the Fund is expected to be lower than that of the S&P 500 Index because of Fund fees and expenses.


Commentary

The S&P 500 Index(1) weathered continued geopolitical risks, higher oil prices and weaker-than-expected jobs growth to post its second consecutive year of positive returns up 9.42% for the year ended October 31, 2004 versus 8.69% for the Fund (Class A Shares at net asset value). An accommodative monetary policy along with steady consumer spending and improved corporate balance sheets helped earnings and the S&P to perform relatively well. Smaller capitalization stocks outperformed larger capitalization stocks as the price return for the top 100 largest companies in the index was up 8.08% vs. 14.38% for the 100 smallest companies. Energy was the best performing sector, up 47.13%, followed by the Utility sector, which was up 23.27%. Sector performance had a slight affect on index composition weightings, with the largest shift occurring in Energy, up from 5.4% of the index to 7.4%. While residual geopolitical risks and uncertain growth prospects are still a concern, corporate earnings and overall economic activity continue to improve, albeit at a slower pace. This supports an outlook for consistent positive returns long-term.

As an index fund, our objective is to match the performance of the benchmark index (the S&P 500 Index). Our full replication strategy, improved cost control and cash flow management has minimized tracking error.

The Fund's holdings and investment policies are subject to change.


Portfolio Holdings
As a Percentage of Total Investments

Utilities                     3.0%
Consumer Discretionary       11.4%
Consumer Staples             10.7%
Energy                        7.3%
Financials                   20.5%
Health Care                  12.8%
Industrials                  11.5%
Materials                     3.1%
Information Technology       16.4%
Telecommunication Services    3.3%

(1) The S&P 500 Index is an unmanaged index comprised of 500 domestically traded common stocks and is weighted according to the market value of each common stock in the index and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund and cannot be invested in directly.

The Victory Equity Funds

Average Annual Total Return
As of October 31, 2004

                                STOCK INDEX FUND              STOCK INDEX FUND
                                    Class A                       Class R

INCEPTION DATE                      12/3/93                       7/2/99

                          Net Asset           Maximum             Net Asset
                          Value               Offering Price      Value

One Year                   8.69%               2.45%               8.50%
Three Year                 3.22%               1.21%               3.03%
Five Year                 -2.91%              -4.06%              -3.12%
Ten Year                  10.25%               9.60%              N/A
Since Inception            9.71%               9.12%              -3.26%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.VictoryConnect.com.

The maximum offering price (MOP) figures reflect a maximum sales charge of 5.75% for Class A Shares and NAV does not reflect sales changes.

The total return figures set forth above include all waivers of fees for various periods since inception. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.


Stock Index Fund vs. S&P 500 Index(1)
For the period 10/31/94 to 10/31/04

                  Stock Index      Stock Index       S&P 500
                 Class A @ MOP    Class A @ NAV       Index

10/31/94            $ 9425           $10000          $10000
11/30/94              9091             9646            9633
12/31/94              9223             9786            9774
1/31/95               9457            10033           10028
2/28/95               9811            10410           10417
3/31/95              10095            10711           10725
4/30/95              10395            11029           11037
5/31/95              10798            11457           11473
6/30/95              11028            11701           11743
7/31/95              11395            12090           12134
8/31/95              11424            12120           12167
9/30/95              11887            12613           12676
10/31/95             11849            12572           12632
11/30/95             12361            13115           13188
12/31/95             12587            13355           13432
1/31/96              13014            13808           13894
2/29/96              13121            13921           14027
3/31/96              13260            14069           14162
4/30/96              13446            14266           14370
5/31/96              13767            14607           14741
6/30/96              13834            14678           14801
7/31/96              13217            14024           14143
8/31/96              13482            14304           14443
9/30/96              14226            15094           15254
10/31/96             14620            15512           15672
11/30/96             15683            16640           16862
12/31/96             15380            16318           16531
1/31/97              16320            17315           17558
2/28/97              16441            17444           17700
3/31/97              15750            16711           16964
4/30/97              16684            17702           17976
5/31/97              17698            18778           19080
6/30/97              18472            19599           19931
7/31/97              19918            21133           21514
8/31/97              18807            19954           20317
9/30/97              19828            21038           21430
10/31/97             19174            20343           20714
11/30/97             20023            21245           21674
12/31/97             20361            21604           22046
1/31/98              20589            21846           22291
2/28/98              22037            23381           23899
3/31/98              23126            24536           25123
4/30/98              23354            24779           25375
5/31/98              22939            24338           24939
6/30/98              23854            25309           25952
7/31/98              23580            25018           25676
8/31/98              20147            21376           21964
9/30/98              21468            22778           23371
10/31/98             23201            24616           25271
11/30/98             24560            26059           26803
12/31/98             25999            27586           28348
1/31/99              27039            28689           29533
2/28/99              26182            27780           28615
3/31/99              27222            28882           29760
4/30/99              28253            29977           30913
5/31/99              27567            29249           30183
6/30/99              29100            30875           31858
7/31/99              28177            29896           30863
8/31/99              28016            29726           30711
9/30/99              27263            28926           29869
10/31/99             28980            30748           31759
11/30/99             29537            31339           32405
12/31/99             31265            33172           34313
1/31/2000            29676            31487           32589
2/29/2000            29113            30889           31972
3/31/2000            31934            33882           35100
4/30/2000            30960            32848           34044
5/31/2000            30306            32155           33346
6/30/2000            31037            32930           34167
7/31/2000            30549            32413           33633
8/31/2000            32425            34403           35722
9/30/2000            30694            32566           33837
10/31/2000           30540            32403           33693
11/30/2000           28134            29850           31037
12/31/2000           28257            29981           31189
1/31/2001            29249            31034           32295
2/28/2001            26567            28188           29351
3/31/2001            24867            26384           27491
4/30/2001            26787            28421           29628
5/31/2001            26958            28603           29826
6/30/2001            26195            27793           29100
7/31/2001            25931            27512           28814
8/31/2001            24287            25768           27010
9/30/2001            22319            23681           24829
10/31/2001           22732            24119           25303
11/30/2001           24458            25950           27244
12/31/2001           24658            26162           27482
1/31/2002            24281            25762           27081
2/28/2002            23803            25255           26559
3/31/2002            24688            26194           27558
4/30/2002            23177            24591           25887
5/31/2002            22989            24392           25696
6/30/2002            21350            22653           23866
7/31/2002            19661            20861           22005
8/31/2002            19793            21001           22150
9/30/2002            17634            18710           19743
10/31/2002           19152            20320           21481
11/30/2002           20261            21497           22745
12/31/2002           19061            20224           21407
1/31/2003            18533            19664           20847
2/28/2003            18241            19353           20534
3/31/2003            18419            19543           20733
4/30/2003            19963            21181           22441
5/31/2003            21007            22289           23624
6/30/2003            21249            22545           23927
7/31/2003            21616            22935           24348
8/31/2003            22029            23373           24822
9/30/2003            21778            23106           24559
10/31/2003           23002            24405           25949
11/30/2003           23179            24593           26178
12/31/2003           24382            25869           27550
1/31/2004            24811            26325           28057
2/29/2004            25151            26685           28447
3/31/2004            24754            26264           28018
4/30/2004            24353            25838           27578
5/31/2004            24679            26184           27956
6/30/2004            25150            26685           28498
7/31/2004            24303            25785           27555
8/31/2004            24393            25881           27665
9/30/2004            24644            26147           27964
10/31/2004           25001            26526           28392

(1) The S&P 500 Index is an unmanaged index comprised of 500 domestically traded common stocks and is weighted according to the market value of each common stock in the index and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund and cannot be invested in directly.

Graph reflects investment of growth of a hypothetical $10,000 investment in Class A Shares of the Fund. The performance of other classes of the Fund's shares will be greater than or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes. Past performance is no guarantee of future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Victory Equity Funds


Growth Fund


Investment Considerations

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.


Commentary

The Fund (Class A Shares at net asset value) returned 2.99% versus the S&P 500 Index(1) return of 9.42% for the fiscal year ended October 31, 2004. Over the past year, the two largest growth sectors, Consumer Staples and Technology, were the worst performing sectors in the S&P 500 Index. The Fund was significantly overweighted in these two sectors, hurting performance relative to the S&P 500 Index. In addition, two value sectors, Energy/Utilities and Basic Industry, substantially outperformed the S&P 500 Index. The Fund was substantially underweight relative to the S&P 500 Index in the Energy/Utilities sector. An overweight in the Capital Goods sector helped Fund performance, with General Electric and Emerson Electric delivering strong price performance. A large position in Intel in the Technology sector hurt performance as the stock suffered a significant price decline. Stocks that did notably well over the past year included Schlumberger Ltd., Johnson & Johnson, Qualcomm Inc., and Verizon Communications. Stocks that performed poorly included Eli Lilly & Co., Texas Instruments, Cardinal Health, and Forest Laboratories Inc.

At the end of October, the Fund was overweight in the Consumer Staples, Technology and Capital Goods sectors versus the S&P 500 Index. These three groups made up 71% of the Fund compared to 49% for the S&P 500 Index. The Fund's largest overweight was in Technology followed by Consumer Staples.

The traditional value sectors (Basic Industry, Consumer Cyclicals, Energy/Utilities, and Financials) made up the remaining 29% of the Fund. All of these sectors are underweighted versus the S&P 500 Index, with the Basic Industry weight in the Fund at 4%, the Consumer Cyclicals weight at 12%, the Energy/Utilities weight at 3% and the Financials sector weight at 10%.

The Fund's holdings and investment policies are subject to change.


Portfolio Holdings
As a Percentage of Total Investments

Consumer Discretionary         8.0%
Consumer Staples               8.6%
Energy                         3.3%
Financials                    10.1%
Health Care                   19.8%
Industrials                   16.4%
Materials                      2.4%
Information Technology        28.4%
Telecommunication Services     3.0%

(1) The S&P 500 Index is an unmanaged index comprised of 500 domestically traded common stocks and is weighted according to the market value of each common stock in the index and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund and cannot be invested in directly.

The Victory Equity Funds

                         Average Annual Total Return
                            As of October 31, 2004

                      GROWTH FUND               GROWTH FUND         GROWTH FUND
                        Class A                   Class C              Class R

INCEPTION DATE          12/3/93                   3/1/03              12/15/99

                  Net Asset    Maximum     Net Asset    Contingent   Net Asset
                  Value        Offering    Value        Deferred     Value
                               Price                    Charges

One Year           2.99%       -2.92%        2.37%         1.37%        2.64%
Three Year        -0.59%       -2.54%       N/A           N/A          -0.88%
Five Year         -5.55%       -6.66%       N/A           N/A          N/A
Ten Year           8.91%        8.27%       N/A           N/A          N/A
Since Inception    8.46%        7.87%       13.14%        13.14%       -6.78%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.VictoryConnect.com.

The maximum offering price (MOP) figures reflect a maximum sales charge of 5.75% for Class A Shares and NAV does not reflect sales charges. Class C Shares are not subject to an initial sales charge, but are subject to a deferred sales charge of 1.00% on shares redeemed within the first year.

The total return figures set forth above include all waivers of fees for various periods since inception. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.


Growth Fund vs. S&P 500 Index(1)
For the period 10/31/94 to 10/31/04

                    Growth Fund        Growth Fund        S&P 500
                   Class A @ MOP      Class A @ NAV        Index

10/31/94              $ 9425             $10000           $10000
11/30/94                9176               9736             9633
12/31/94                9118               9675             9774
1/31/95                 9304               9872            10028
2/28/95                 9610              10197            10417
3/31/95                 9815              10414            10725
4/30/95                10076              10691            11037
5/31/95                10402              11036            11473
6/30/95                10630              11278            11743
7/31/95                10937              11604            12134
8/31/95                10853              11515            12167
9/30/95                11388              12082            12676
10/31/95               11359              12052            12632
11/30/95               11817              12538            13188
12/31/95               11986              12717            13432
1/31/96                12347              13100            13894
2/29/96                12474              13235            14027
3/31/96                12590              13358            14162
4/30/96                12785              13565            14370
5/31/96                13225              14032            14741
6/30/96                13385              14201            14801
7/31/96                12906              13693            14143
8/31/96                13160              13963            14443
9/30/96                13998              14852            15254
10/31/96               14272              15143            15672
11/30/96               15389              16327            16862
12/31/96               14975              15888            16531
1/31/97                15854              16821            17558
2/28/97                15996              16972            17700
3/31/97                15236              16166            16964
4/30/97                16228              17218            17976
5/31/97                17282              18336            19080
6/30/97                17992              19090            19931
7/31/97                19260              20435            21514
8/31/97                17941              19036            20317
9/30/97                18894              20046            21430
10/31/97               18423              19547            20714
11/30/97               19374              20556            21674
12/31/97               19668              20868            22046
1/31/98                20239              21473            22291
2/28/98                21455              22764            23899
3/31/98                22442              23811            25123
4/30/98                22651              24033            25375
5/31/98                22211              23566            24939
6/30/98                23548              24985            25952
7/31/98                23581              25020            25676
8/31/98                20294              21532            21964
9/30/98                21970              23311            23371
10/31/98               23691              25136            25271
11/30/98               25148              26682            26803
12/31/98               26983              28630            28348
1/31/99                27985              29692            29533
2/28/99                27067              28718            28615
3/31/99                27781              29476            29760
4/30/99                28542              30284            30913
5/31/99                27638              29324            30183
6/30/99                29509              31309            31858
7/31/99                28497              30235            30863
8/31/99                28497              30235            30711
9/30/99                27579              29261            29869
10/31/99               29438              31234            31759
11/30/99               30038              31871            32405
12/31/99               31814              33754            34313
1/31/2000              30337              32188            32589
2/29/2000              29688              31499            31972
3/31/2000              32467              34448            35100
4/30/2000              31590              33518            34044
5/31/2000              30990              32881            33346
6/30/2000              32004              33956            34167
7/31/2000              31229              33134            33633
8/31/2000              32993              35006            35722
9/30/2000              31179              33081            33837
10/31/2000             31067              32962            33693
11/30/2000             28681              30430            31037
12/31/2000             28322              30050            31189
1/31/2001              29090              30864            32295
2/28/2001              26160              27756            29351
3/31/2001              24120              25591            27491
4/30/2001              26069              27659            29628
5/31/2001              26189              27786            29826
6/30/2001              25353              26900            29100
7/31/2001              25087              26618            28814
8/31/2001              23271              24690            27010
9/30/2001              21840              23172            24829
10/31/2001             22530              23904            25303
11/30/2001             24355              25840            27244
12/31/2001             24355              25840            27482
1/31/2002              24155              25629            27081
2/28/2002              23609              25049            26559
3/31/2002              24232              25711            27558
4/30/2002              22541              23916            25887
5/31/2002              22061              23407            25696
6/30/2002              20223              21457            23866
7/31/2002              19198              20369            22005
8/31/2002              19303              20481            22150
9/30/2002              17203              18253            19743
10/31/2002             18841              19990            21481
11/30/2002             19640              20838            22745
12/31/2002             18428              19552            21407
1/31/2003              17883              18973            20847
2/28/2003              17816              18903            20534
3/31/2003              18125              19230            20733
4/30/2003              19444              20630            22441
5/31/2003              20138              21367            23624
6/30/2003              20207              21439            23927
7/31/2003              20566              21821            24348
8/31/2003              20846              22118            24822
9/30/2003              20579              21835            24559
10/31/2003             21487              22798            25949
11/30/2003             21579              22896            26178
12/31/2003             22408              23775            27550
1/31/2004              22648              24029            28057
2/29/2004              22768              24157            28447
3/31/2004              22169              23521            28018
4/30/2004              21996              23338            27578
5/31/2004              22304              23665            27956
6/30/2004              22652              24034            28498
7/31/2004              21730              23056            27555
8/31/2004              21636              22956            27665
9/30/2004              21797              23126            27964
10/31/2004             22130              23480            28392

(1) The S&P 500 Index is an unmanaged index comprised of 500 domestically traded common stocks and is weighted according to the market value of each common stock in the index and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund and cannot be invested in directly.

Graph reflects investment of growth of a hypothetical $10,000 investment in Class A Shares of the Fund. The performance of other classes of the Fund's shares will be greater than or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes. Past performance is no guarantee of future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Victory Equity Funds


Established Value Fund


Investment Considerations

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

Mid capitalization stocks typically carry additional risk, since smaller companies generally have higher risk of failure and, historically, their stocks have experienced a greater degree of volatility.


Commentary

The Fund returned 14.17% (Class A Shares at net asset value) for the fiscal year versus 15.09% for the Russell MidCap Index.(1) Mid cap stocks managed to maintain their lead over large cap stocks over the twelve months ending October 31, 2004 as the Russell MidCap Index outperformed the S&P 500 Index(2) by 5.7%. The continued outperformance can be attributed to stronger relative earnings growth as well as more compelling valuations that had been pushed to extremes coming out of the market peak in 2000.

The Fund performed reasonably well over the past fiscal year, but lagged the Russell MidCap Index. The primary culprit in the relative underperformance was our decision to hold positions that are generally larger than the average mid cap stock. The portfolio as a whole maintains a weighted-average market capitalization that is larger than that of the index. This is done because we continue to see compelling value and total return potential among those holdings over the long term, while conceding that this strategy did not pay off in the short run. Performance was also affected by the portfolio's relative underweight in the Utilities sector, which proved to be among the top performing groups for the index. The Fund was biased in favor of cyclical issues, given the favorable economic backdrop. As such, we underweighted defensive sectors like Utilities. Bright spots for the Fund included overweights in Energy and Basic Materials, which were leaders for the benchmark over the year.

The Fund's holdings and investment policies are subject to change.


Portfolio Holdings
As a Percentage of Total Investments

Consumer Discretionary       16.0%
Consumer Staples              4.2%
Energy                        7.7%
Financials                   14.8%
Health Care                   8.2%
Industrials                   8.6%
Telecommunication Services    1.4%
Information Technology       11.9%
Materials                     8.1%
Utilities                     7.3%
Other                        11.8%

(1) The Russell MidCap Index is an unmanaged index measuring the performance of medium capitalization domestically traded common stocks. This index does not include the effect of sales charges and is not representative of the Fund and cannot be invested in directly.

(2) The S&P 500 Index is an unmanaged index comprised of 500 domestically traded common stocks and is weighted according to the market value of each common stock in the index and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund and cannot be invested in directly.

The Victory Equity Funds

                         Average Annual Total Return
                            As of October 31, 2004

                          ESTAB.                   ESTAB.              ESTAB.
                        VALUE FUND               VALUE FUND          VALUE FUND
                          Class A                 Class C             Class R

INCEPTION DATE            5/5/00                  3/1/03              8/16/83

                  Net Asset    Maximum     Net Asset    Contingent   Net Asset
                  Value        Offering    Value        Deferred     Value
                               Price                    Charges

One Year          14.17%        7.59%       13.31%        12.31%       13.93%
Three Year        12.73%       10.53%       N/A           N/A          12.46%
Five Year         N/A          N/A          N/A           N/A           6.52%
Ten Year          N/A          N/A          N/A           N/A          11.42%
Since Inception    7.36%        5.95%       25.48%        25.48%       12.38%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.VictoryConnect.com.

The maximum offering price (MOP) figures reflect a maximum sales charge of 5.75% for Class A Shares and NAV does not reflect sales charges. Class C Shares are not subject to an initial sales charge, but are subject to a deferred sales charge of 1.00% on shares redeemed within the first year.

The total return figures set forth above include all waivers of fees for various periods since inception. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.


Established Value Fund vs. Russell MidCap Index(1)
For the period 5/5/00 to 10/31/04

               Established Value  Established Value   Russell
                Class A @ MOP      Class A @ NAV    MidCap Index

5/5/2000            $ 9425           $10000          $10000
5/31/2000             9505            10085            9735
6/30/2000             9000             9549           10023
7/31/2000             9524            10105            9911
8/31/2000            10203            10826           10860
9/30/2000            10301            10930           10706
10/31/2000           10409            11044           10540
11/30/2000           10290            10917            9592
12/31/2000           10706            11360           10322
1/31/2001            10673            11324           10488
2/28/2001            10482            11122            9850
3/31/2001            10311            10940            9238
4/30/2001            11031            11704           10029
5/31/2001            11162            11843           10215
6/30/2001            10874            11538           10119
7/31/2001            10817            11477            9830
8/31/2001            10345            10976            9452
9/30/2001             9191             9751            8312
10/31/2001            9049             9601            8641
11/30/2001            9651            10240            9365
12/31/2001           10039            10651            9741
1/31/2002            10271            10897            9683
2/28/2002            10423            11059            9581
3/31/2002            10947            11615           10155
4/30/2002            10960            11629            9958
5/31/2002            10897            11561            9846
6/30/2002            10430            11066            9186
7/31/2002             9490            10069            8289
8/31/2002             9537            10119            8334
9/30/2002             8634             9160            7566
10/31/2002            9020             9570            7948
11/30/2002            9334             9903            8500
12/31/2002            9069             9623            8165
1/31/2003             8908             9451            8000
2/28/2003             8768             9303            7894
3/31/2003             8751             9285            7972
4/30/2003             9368             9940            8551
5/31/2003            10045            10658            9333
6/30/2003            10117            10734            9428
7/31/2003            10424            11060            9738
8/31/2003            10769            11426           10161
9/30/2003            10633            11282           10034
10/31/2003           11357            12050           10800
11/30/2003           11730            12445           11103
12/31/2003           12098            12836           11436
1/31/2004            12302            13053           11768
2/29/2004            12530            13294           12021
3/31/2004            12604            13373           12024
4/30/2004            12405            13162           11582
5/31/2004            12530            13295           11870
6/30/2004            12930            13719           12198
7/31/2004            12405            13162           11665
8/31/2004            12378            13133           11715
9/30/2004            12764            13542           12095
10/31/2004           12968            13759           12429

(1) The Russell MidCap Index is an unmanaged index measuring the performance of medium capitalization domestically traded common stocks. This index does not include the effect of sales charges and is not representative of the Fund and cannot be invested in directly.

(2) The S&P 500 Index is an unmanaged index comprised of 500 domestically traded common stocks and is weighted according to the market value of each common stock in the index and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund and cannot be invested in directly.

Graph reflects investment of growth of a hypothetical $10,000 investment in Class A Shares of the Fund. The performance of other classes of the Fund's shares will be greater than or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes. Past performance is no guarantee of future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Victory Equity Funds


Special Value Fund


Investment Considerations

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

Small and mid capitalization stocks typically carry additional risk, since smaller companies generally have higher risk of failure and, historically, their stocks have experienced a greater degree of volatility.


Commentary

We are pleased to report an excellent fiscal year for the Fund. Our shares returned 14.89% (Class A Shares at net asset value) for the fiscal year versus 15.09% for the Russell MidCap Index(1) and 11.04% for the S&P 400 MidCap Index.(2) Our sector allocation was positive for six out of seven economic sectors, and our stock selection decisions were favorable, especially in the Energy and Financials sectors.

Within the Energy sector, our aggressive purchases of Canadian Natural Resources were very profitable. With oil and gas prices rising steadily, the stock is now above $40, up 48% against our initial purchase price of $27. Another success for the Fund was Overseas Shipholding Group. We began purchasing the stock in December of 2003 at just over $34 per share. The stock is up 77% since that time. In the Financials sector, our position in Landamerica Financial Group performed well, resulting from improved mortgage refinance activity as interest rates fell during the third quarter of 2004. Our initial purchase in July at $39 increased to over $50. We also did well in Hibernia, achieving a 26% gain on original purchases while collecting attractive dividends. One of our biggest winners in the Basic Industry sector was Phelps Dodge. We started to purchase this stock a few weeks before this fiscal year began. At the start, the stock was near $63. In June, as the copper price surged, Phelps Dodge began to pay a quarterly cash dividend of 25 cents per share. As of October 31, 2004, the stock price is above $96.

Finally, as China attempted to slow its economy and inventories began to rise in the semiconductor supply chain, these stocks sold off sharply. As a result, we should have trimmed positions more quickly. Also, our positions in discount retailers disappointed due to high gasoline prices. We have reduced our exposure to these types of retailers and focused more on the luxury retail segment, which may provide more insulation against relatively high gasoline prices.

The Fund's holdings and investment policies are subject to change.


Portfolio Holdings
As a Percentage of Total Investments

Consumer Discretionary      13.1%
Consumer Staples             1.7%
Energy                      10.7%
Financials                  19.4%
Utilities                   15.0%
Health Care                  4.4%
Industrials                  3.7%
Materials                    7.1%
Other                       18.7%
Information Technology       6.2%

(1) The Russell MidCap Index is an unmanaged index measuring the performance of medium capitalization domestically traded common stocks. This index does not include the effect of sales charges and is not representative of the Fund and cannot be invested in directly. The Fund changed its benchmark to the Russell MidCap Index. The Adviser believes that this index better reflects the Fund's investment strategies.

(2) The S&P 400 MidCap Index is a broad-based unmanaged index that measures the performance of medium capitalization domestically traded common stocks. It is not possible to invest directly in an index.

The Victory Equity Funds

                         Average Annual Total Return
                            As of October 31, 2004

                       SPECIAL                   SPECIAL             SPECIAL
                       VALUE FUND               VALUE FUND          VALUE FUND
                        Class A                   Class C             Class R

INCEPTION DATE          12/3/93                   3/1/03              12/21/99

                  Net Asset    Maximum     Net Asset    Contingent   Net Asset
                  Value        Offering    Value        Deferred     Value
                               Price                    Charges

One Year          14.89%        8.30%       14.02%        13.10%       14.50%
Three Year        11.90%        9.72%       N/A           N/A          11.53%
Five Year         11.86%       10.54%       N/A           N/A          N/A
Ten Year          10.98%       10.33%       N/A           N/A          N/A
Since Inception   10.60%       10.01%       24.12%        24.12%       11.65%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.VictoryConnect.com.

The maximum offering price (MOP) figures reflect a maximum sales charge of 5.75% for Class A Shares and NAV does not reflect sales charges. Class C Shares are not subject to an initial sales charge, but are subject to a deferred sales charge of 1.00% on shares redeemed within the first year.

The total return figures set forth above include all waivers of fees for various periods since inception. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.


Special Value Fund vs. Russell MidCap Index(1) & S&P 400 MidCap Index(2) For the period 10/31/94 to 10/31/04

                Special Value   Special Value     Russell       S&P 400
                Class A @ MOP   Class A @ NAV   MidCap Index    Mid Cap
                                                                 Index

10/31/94            $ 9425         $10000         $10000         $10000
11/30/94              8985           9533           9559           9549
12/31/94              9280           9846           9683           9637
1/31/95               9316           9884           9882           9737
2/28/95               9787          10384          10393          10247
3/31/95              10032          10644          10691          10425
4/30/95              10241          10866          10852          10635
5/31/95              10441          11078          11209          10891
6/30/95              10622          11270          11585          11335
7/31/95              11059          11734          12148          11926
8/31/95              11270          11957          12334          12146
9/30/95              11361          12054          12613          12441
10/31/95             11122          11801          12330          12121
11/30/95             11570          12276          12944          12650
12/31/95             11765          12483          13019          12618
1/31/96              11915          12642          13293          12802
2/29/96              12151          12893          13606          13237
3/31/96              12284          13033          13802          13395
4/30/96              12643          13414          14194          13804
5/31/96              12689          13463          14408          13991
6/30/96              12768          13547          14191          13781
7/31/96              12191          12935          13313          12849
8/31/96              12731          13508          13947          13590
9/30/96              13197          14002          14636          14182
10/31/96             13415          14233          14753          14223
11/30/96             14135          14997          15652          15025
12/31/96             14026          14882          15492          15041
1/31/97              14331          15205          16072          15606
2/28/97              14442          15323          16048          15478
3/31/97              14101          14962          15366          14818
4/30/97              14345          15221          15748          15202
5/31/97              15548          16496          16897          16531
6/30/97              16009          16986          17450          16996
7/31/97              17050          18090          18905          18679
8/31/97              17009          18047          18700          18656
9/30/97              17747          18830          19767          19729
10/31/97             17043          18082          18998          18870
11/30/97             17227          18278          19450          19150
12/31/97             17921          19014          19986          19893
1/31/98              17425          18488          19610          19515
2/28/98              18440          19565          21143          21131
3/31/98              19196          20368          22146          22084
4/30/98              19064          20227          22201          22487
5/31/98              18467          19594          21514          21476
6/30/98              18043          19143          21812          21611
7/31/98              16704          17723          20772          20773
8/31/98              13692          14527          17449          16907
9/30/98              14277          15148          18579          18485
10/31/98             15130          16054          19846          20137
11/30/98             15619          16572          20785          21142
12/31/98             16294          17288          22004          23696
1/31/99              15227          16156          21967          22773
2/28/99              14438          15319          21236          21581
3/31/99              14543          15431          21901          22184
4/30/99              15670          16626          23519          23934
5/31/99              15973          16947          23452          24038
6/30/99              16548          17557          24279          25325
7/31/99              16083          17064          23612          24787
8/31/99              15465          16409          23001          23937
9/30/99              14820          15725          22192          23198
10/31/99             15252          16182          23244          24380
11/30/99             15639          16593          23912          25660
12/31/99             16089          17071          26016          27185
1/31/2000            15584          16535          25155          26419
2/29/2000            15326          16261          27089          28268
3/31/2000            17747          18830          28640          30634
4/30/2000            17685          18764          27284          29564
5/31/2000            17574          18646          26562          29195
6/30/2000            17029          18068          27347          29624
7/31/2000            17586          18658          27040          30092
8/31/2000            19254          20429          29632          33452
9/30/2000            19426          20611          29210          33223
10/31/2000           19822          21031          28759          32096
11/30/2000           18827          19976          26170          29674
12/31/2000           20070          21294          28162          31944
1/31/2001            20509          21760          28616          32655
2/28/2001            19923          21138          26874          30791
3/31/2001            19088          20252          25207          28502
4/30/2001            20834          22105          27362          31646
5/31/2001            21657          22979          27872          32383
6/30/2001            21343          22645          27610          32253
7/31/2001            21476          22786          26820          31772
8/31/2001            20711          21975          25789          30733
9/30/2001            18497          19626          22679          26910
10/31/2001           19070          20234          23577          28100
11/30/2001           20247          21482          25553          30191
12/31/2001           21257          22554          26579          31750
1/31/2002            21257          22554          26420          31585
2/28/2002            21438          22746          26140          31624
3/31/2002            22823          24215          27707          33885
4/30/2002            23085          24494          27170          33726
5/31/2002            23021          24425          26863          33158
6/30/2002            21872          23206          25062          30731
7/31/2002            19724          20928          22616          27754
8/31/2002            19807          21016          22740          27893
9/30/2002            18213          19324          20642          25646
10/31/2002           18770          19915          21685          26757
11/30/2002           19836          21046          23191          28305
12/31/2002           19215          20387          22277          27142
1/31/2003            18789          19935          21827          26349
2/28/2003            18411          19534          21537          25722
3/31/2003            18240          19353          21750          25938
4/30/2003            19522          20713          23330          27821
5/31/2003            20838          22109          25465          30127
6/30/2003            20898          22173          25722          30511
7/31/2003            21276          22575          26570          31593
8/31/2003            22100          23448          27724          33026
9/30/2003            21642          22963          27377          32521
10/31/2003           23257          24676          29466          34980
11/30/2003           23850          25305          30293          36198
12/31/2003           24835          26350          31201          36809
1/31/2004            25379          26927          32108          37607
2/29/2004            26105          27697          32799          38510
3/31/2004            26120          27714          32806          38673
4/30/2004            24966          26489          31601          37404
5/31/2004            25445          26998          32385          38180
6/30/2004            26145          27740          33281          39049
7/31/2004            25384          26933          31826          37227
8/31/2004            25252          26793          31964          37129
9/30/2004            26328          27934          33002          38229
10/31/2004           26718          28348          33912          38841

(1) The Russell MidCap Index is an unmanaged index measuring the performance of medium capitalization domestically traded common stocks. This index does not include the effect of sales charges and is not representative of the Fund and cannot be invested in directly. The Fund changed its benchmark to the Russell MidCap Index. The Adviser believes that this index better reflects the Fund's investment strategies.

(2) The S&P 400 MidCap Index is a broad-based unmanaged index that measures the performance of medium capitalization domestically traded common stocks. It is not possible to invest directly in an index.

Graph reflects investment of growth of a hypothetical $10,000 investment in Class A Shares of the Fund. The performance of other classes of the Fund's shares will be greater than or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes. Past performance is no guarantee of future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Victory Equity Funds


Small Company Opportunity Fund


Investment Considerations

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

Small capitalization funds typically carry additional risk since smaller companies generally have a higher risk of failure and, historically, their stocks have experienced a greater degree of volatility.


Commentary

The equity markets trended higher over the past year, albeit at a more modest pace than the previous year, reflecting the moderation of corporate earnings momentum. Small Cap stocks outpaced Large Cap stocks for the twelve months ended October 31, 2004 as the Russell 2000 Index(1) outperformed the S&P 500 Index(2) 11.7% to 9.4%.

This success, which began in 1999, is largely attributed to stronger relative earnings growth and more attractive valuations that had been pushed to extremes coming out of the market peak in 2000. In recent quarters, Large Caps have reduced the lead by Small Caps as expectations for superior earnings growth have diminished and the valuation gap has narrowed.

For the fiscal year ended October 31, 2004, the Fund returned 20.50% (Class A Shares at net asset value) versus 11.7% for the Russell 2000 Index. The portfolio's cyclical bias initiated in late 2002 helped performance as Basic Materials and Capital Goods were among the leaders for the index. Likewise, the Fund's overweight in Energy propelled returns as a strong commodity price led to significant outperformance. Our underweight in defensive sectors, including Consumer Staples and Utilities, proved effective as those groups generally underperformed. This favorable positioning and performance was tempered by overweights in Health Care and Technology, which proved to be poor performing sectors for the index.

The Fund's holdings and investment policies are subject to change.


Portfolio Holdings
As a Percentage of Total Investments

Industrials                  13.8%
Consumer Discretionary       10.3%
Consumer Staples              2.8%
Energy                        8.7%
Financials                   19.1%
Other                        10.8%
Health Care                   6.7%
Utilities                     4.3%
Materials                     9.3%
Information Technology       13.6%
Telecommunication Services    0.6%

(1) The Russell 2000 Index is an unmanaged index that measures the performance of the 2000 smallest companies of the Russell 3000 that represent approximately 10% of the total market capitalization of the Russell 3000. The median market capitalization is $624 million. This index does not include the effect of sales charges and is not representative of the Fund and cannot be invested in directly.

(2) The S&P 500 Index is an unmanaged index comprised of 500 domestically traded common stocks and is weighted according to the market value of each common stock in the index and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund and cannot be invested in directly.

The Victory Equity Funds

                         Average Annual Total Return
                            As of October 31, 2004

                           SMALL                   SMALL              SMALL
                          COMPANY                 COMPANY            COMPANY
                        OPPORTUNITY             OPPORTUNITY        OPPORTUNITY
                           FUND                    FUND                FUND
                          Class A                 Class C            Class R

INCEPTION DATE            3/26/99                 3/1/03             8/16/83

                  Net Asset    Maximum     Net Asset    Contingent   Net Asset
                  Value        Offering    Value        Deferred     Value
                               Price                    Charges

One Year          20.50%       13.57%      19.57%       18.57%       20.26%
Three Year        15.02%       12.77%      N/A          N/A          14.65%
Five Year         11.83%       10.51%      N/A          N/A          11.51%
Ten Year          N/A          N/A         N/A          N/A          10.94%
Since Inception   11.31%       10.15%      29.85%       29.85%       10.06%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.VictoryConnect.com.

The maximum offering price (MOP) figures reflect a maximum sales charge of 5.75% for Class A Shares and NAV does not reflect sales charges. Class C Shares are not subject to an initial sales charge, but are subject to a deferred sales charge of 1.00% on shares redeemed within the first year.

The total return figures set forth above include all waivers of fees for various periods since inception. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.


Small Company Opportunity Fund vs. Russell 2000 Index(1)
For the period 3/26/99 to 10/31/04

                        Small            Small
                       Company          Company
                     Opportunity      Opportunity     Russell 2000
                    Class A @ MOP    Class A @ NAV       Index

3/31/99                $ 9425           $10000          $10000
4/30/99                 10212            10835           10896
5/31/99                 10349            10980           11055
6/30/99                 10776            11434           11555
7/31/99                 10371            11004           11238
8/31/99                  9807            10405           10822
9/30/99                  9593            10178           10825
10/31/99                 9593            10178           10868
11/30/99                 9916            10521           11517
12/31/99                10444            11081           12821
1/31/2000                9689            10280           12615
2/29/2000                9716            10309           14699
3/31/2000               10567            11212           13729
4/30/2000               10654            11304           12903
5/31/2000               10613            11261           12151
6/30/2000               11250            11936           13210
7/31/2000               11323            12014           12785
8/31/2000               12301            13052           13761
9/30/2000               12178            12921           13357
10/31/2000              11987            12719           12760
11/30/2000              11521            12224           11450
12/31/2000              12832            13615           12434
1/31/2001               12865            13650           13081
2/28/2001               12087            12824           12223
3/31/2001               11508            12210           11625
4/30/2001               12090            12828           12534
5/31/2001               12297            13047           12842
6/30/2001               12865            13650           13286
7/31/2001               12620            13389           12567
8/31/2001               12018            12751           12161
9/30/2001               10810            11469           10524
10/31/2001              11026            11699           11140
11/30/2001              11350            12043           12002
12/31/2001              11949            12678           12743
1/31/2002               11960            12690           12610
2/28/2002               11945            12673           12265
3/31/2002               12867            13652           13250
4/30/2002               13583            14412           13371
5/31/2002               13247            14055           12778
6/30/2002               12873            13658           12144
7/31/2002               11587            12294           10310
8/31/2002               11672            12384           10283
9/30/2002               10760            11417            9545
10/31/2002              11060            11735            9851
11/30/2002              11535            12238           10730
12/31/2002              11340            12032           10133
1/31/2003               10854            11517            9852
2/28/2003               10701            11354            9554
3/31/2003               10797            11455            9677
4/30/2003               11758            12475           10595
5/31/2003               12349            13102           11732
6/30/2003               12660            13433           11944
7/31/2003               13003            13797           12692
8/31/2003               13399            14216           13274
9/30/2003               13135            13936           13029
10/31/2003              13927            14776           14123
11/30/2003              14386            15264           14624
12/31/2003              14816            15720           14921
1/31/2004               15117            16039           15569
2/29/2004               15646            16601           15708
3/31/2004               15973            16948           15855
4/30/2004               15483            16427           15046
5/31/2004               15650            16605           15286
6/30/2004               16564            17575           15930
7/31/2004               15810            16775           14857
8/31/2004               15938            16911           14781
9/30/2004               16635            17650           15475
10/31/2004              16780            17803           15779

(1) The Russell 2000 Index is an unmanaged index that measures the performance of the 2000 smallest companies of the Russell 3000 that represent approximately 10% of the total market capitalization of the Russell 3000. The median market capitalization is $624 million. This index does not include the effect of sales charges and is not representative of the Fund and cannot be invested in directly.

(2) The S&P 500 Index is an unmanaged index comprised of 500 domestically traded common stocks and is weighted according to the market value of each common stock in the index and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund and cannot be invested in directly.

Graph reflects investment of growth of a hypothetical $10,000 investment in Class A Shares of the Fund. The performance of other classes of the Fund's shares will be greater than or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes. Past performance is no guarantee of future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Victory Equity Funds


Focused Growth Fund


Investment Considerations

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments. The value of the shares may fluctuate more than shares invested in a broader range of securities.


Commentary

The Fund (Class A Shares at net asset value) has performed well since its inception, rising 1.90% (for the period from December 31, 2003 to October 31,
2004) versus -1.11% for the benchmark Russell 1000 Growth Index.(2) Companies that grew their earnings rapidly and were able to match or exceed consensus expectations proved to be the market leaders. Top performing areas of the Fund to October 31, 2004 include the Financials and Information Technology sectors.

The Financials sector is heavily weighted relative to the Russell 1000 Growth Index and stock selection within the sector proved to be beneficial. Two stocks in particular, SLM Corp and the Chicago Mercantile Exchange helped significantly, with purchase-to-October 31, 2004 returns of 13.45% and 60.74% respectively. The Fund emphasized the technology sector and four standouts were notable. Symantec and Qualcomm both appreciated over 35% from their purchase prices while eBay generated a 31.9% return and EMC Corp rose 16.25%. Medtronic and Gilead were helpful, but a heavy weighting in the poorly performing Healthcare sector generally dampened performance.

We are resolute in our belief that earnings growth drives stock performance over time. The team is committed to buying only those companies that we believe will have rapid and consistent earnings growth, strong balance sheets, industry leadership, and capable management teams.

The Fund's holdings and investment policies are subject to change.


Portfolio Holdings
As a Percentage of Total Investments

Consumer Discretionary       15.5%
Financials                   19.9%
Industrials                   3.6%
Health Care                  28.1%
Information Technology       27.4%
Other                         5.5%

(2) The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. An investor cannot invest directly in an index.

The Victory Equity Funds

                         Average Annual Total Return
                            As of October 31, 2004

                        FOCUSED                 FOCUSED              FOCUSED
                      GROWTH FUND             GROWTH FUND          GROWTH FUND
                        Class A                 Class C              Class R

INCEPTION DATE         12/31/03                12/31/03             12/31/03

                  Net Asset   Maximum     Net Asset    Contingent   Net Asset
                  Value       Offering    Value        Deferred     Value
                              Price                    Charges

Since Inception   1.90%(1)    -3.96%(1)   1.10%(1)     0.10%(1)     1.70%(1)

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.VictoryConnect.com.

The maximum offering price (MOP) figures reflect a maximum sales charge of 5.75% for Class A Shares and NAV does not reflect sales charges. Class C Shares are not subject to an initial sales charge, but are subject to a deferred sales charge of 1.00% on shares redeemed within the first year.

The total return figures set forth above include all waivers of fees for various periods since inception. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.


Focused Growth Fund vs. Russell 1000 Growth Index(2)
For the period 12/31/03 to 10/31/04

                        Focused        Focused
                      Growth Fund    Growth Fund       Russell 1000
                     Class A @ MOP  Class A @ NAV      Growth Index

12/31/2003               $9425          $10000            $10000
1/31/2004                 9793           10390             10204
2/28/2004                 9887           10490             10269
3/31/2004                 9849           10450             10079
4/30/2004                 9651           10240              9961
5/31/2004                 9962           10570             10147
6/30/2004                 9783           10379             10274
7/31/2004                 8981            9529              9693
8/31/2004                 9028            9579              9645
9/30/2004                 9302            9869              9737
10/31/2004                9603           10189              9889

(1)  Not annualized.

(2) The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. An investor cannot invest directly in an index.

Graph reflects investment of growth of a hypothetical $10,000 investment in Class A Shares of the Fund. The performance of other classes of the Fund's shares will be greater than or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes. Past performance is no guarantee of future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Victory Specialty Funds


Balanced Fund


Investment Considerations

Stocks are more volatile and carry more risk and return potential than other forms of investments. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Cash equivalents offer low risk and low return potential.


Commentary

For the fiscal year ended October 31, 2004, the Fund (Class A Shares at net asset value) returned 9.37% versus 8.20% for the the Lipper Balanced Fund Index(1) and 9.42% for the S&P 500 Index.(2)

The Fund's fixed income investments have been structured toward maintaining a yield advantage versus the Lehman Aggregate(3) with better-than-average index quality corporate bonds and overweighting mortgage-backed, asset-backed, and commercial mortgage-backed securities. Our quality bias has not kept pace with riskier investment strategies. Additionally, given the Federal Reserve's actions of raising the Fed Funds rate and signaling its intention to remove its accommodative monetary policy, the Fund's duration is short versus the Lehman Aggregate. While not a material drag on performance, short duration strategies have not yet benefited the Fund's shareholders.

Emphasizing commodity-leveraged sectors such as Energy and Basic Industry, along with better stock selection in five out of seven sectors, were the main drivers of the equity performance during the fiscal year. Energy/Utilities was the best performing sector as rising oil prices led to better earnings and increasing cash flows for companies leveraged to the commodity. Four of the top ten performers were in the Energy sector, including British Petroleum, Halliburton, Transocean, and Schlumberger.

The Fund benefited from stock selection throughout the portfolio. Within the Technology sector, Apple Computer was a top holding during the year and Automatic Data Processing and International Business Machines also performed well. Boeing appreciated nicely during the fiscal year, led by a significant recovery in earnings. FedEx was purchased during the fiscal year, and the stock has benefited from improving volumes and pricing, along with significant growth in its Asian business. Lastly, Yahoo has been a major beneficiary of the growing importance of internet advertising.

Detracting from performance was the Consumer Staples sector, specifically within the drug industry. Merck was held in the Fund, and late in the fiscal year shocked the investment community when it pulled one of its largest drugs, Vioxx, off the market.

The Fund's holdings and investment policies are subject to change.


Portfolio Holdings
As a Percentage of Total Investments

Consumer Discretionary        6.0%
Energy                        7.6%
Consumer Staples              0.7%
Financials                    6.5%
Health Care                   5.7%
Industrials                   8.0%
Information Technology       12.7%
Corporate Bonds              13.0%
Materials                     3.7%
Utilities                     1.0%
Other                         5.0%
Treasury Securities           2.9%
Agency Bonds                  1.6%
Mortgage Backed Securities   21.1%
Mortgage Backed Securities    4.5%

(1) The Lipper Balanced Fund Index is a non-weighted Index of the 30 largest funds within the Lipper Balanced Fund investment category. This index does not include the effect of sales charges and is not representative of the Fund and cannot be invested in directly.

(2) The S&P 500 Index is an unmanaged Index comprised of 500 domestically traded common stocks and is weighted according to the market value of each common stock in the Index and includes reinvestment of dividends. This Index does not include the effect of sales charges and is not representative of the Fund and cannot be invested in directly.

(3) The Lehman Brothers Aggregate Bond Index ("Lehman Aggregate") is an unmanaged index, generally representative of longer-term (greater than one year) investment-grade fixed-income securities. An investor cannot invest directly in an index.

The Victory Specialty Funds

                         Average Annual Total Return
                            As of October 31, 2004

                     BALANCED FUND            BALANCED FUND       BALANCED FUND
                        Class A                  Class C              Class R

INCEPTION DATE         12/10/93                  3/1/03              12/15/99

                  Net Asset   Maximum     Net Asset    Contingent   Net Asset
                  Value       Offering    Value        Deferred     Value
                              Price                    Charges

One Year          9.37%        3.04%      8.86%        7.86%        9.09%
Three Year        3.25%        1.24%      N/A          N/A          2.94%
Five Year         1.90%        0.70%      N/A          N/A          N/A
Ten Year          8.78%        8.13%      N/A          N/A          N/A
Since Inception   7.98%        7.39%      12.53%       12.53%       1.60%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.VictoryConnect.com.

The maximum offering price (MOP) figures reflect a maximum sales charge of 5.75% for Class A Shares and NAV does not reflect sales charges. Class C Shares are not subject to an initial sales charge, but are subject to a deferred sales charge of 1.00% on shares redeemed within the first year.

The total return figures set forth above include all waivers of fees for various periods since inception. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.


Balanced Fund vs. Lipper Balanced Fund Index(1) & S&P 500 Index(2) For the period 10/31/94 to 10/31/04

                      Balanced       Balanced        S&P 500   Lipper Balanced
                    Class A @ MOP  Class A @ NAV      Index       Fund Index

10/31/94               $ 9425        $10000          $10000        $10000
11/30/94                 9243          9807            9633          9767
12/31/94                 9350          9921            9774          9861
1/31/95                  9538         10120           10028          9983
2/28/95                  9857         10458           10417         10274
3/31/95                 10024         10636           10725         10456
4/30/95                 10252         10877           11037         10652
5/31/95                 10617         11265           11473         10993
6/30/95                 10682         11333           11743         11188
7/31/95                 10870         11533           12134         11424
8/31/95                 10926         11593           12167         11513
9/30/95                 11222         11907           12676         11788
10/31/95                11239         11925           12632         11759
11/30/95                11577         12284           13188         12124
12/31/95                11793         12512           13432         12315
1/31/96                 12036         12770           13894         12537
2/29/96                 11963         12693           14027         12543
3/31/96                 12127         12867           14162         12590
4/30/96                 12182         12925           14370         12674
5/31/96                 12286         13035           14741         12803
6/30/96                 12375         13130           14801         12846
7/31/96                 12119         12858           14143         12515
8/31/96                 12277         13026           14443         12712
9/30/96                 12738         13515           15254         13183
10/31/96                13069         13867           15672         13462
11/30/96                13774         14614           16862         14090
12/31/96                13511         14335           16531         13917
1/31/97                 13932         14782           17558         14343
2/28/97                 13975         14828           17700         14396
3/31/97                 13641         14474           16964         13977
4/30/97                 14017         14872           17976         14397
5/31/97                 14558         15446           19080         14987
6/30/97                 14962         15875           19931         15474
7/31/97                 15746         16707           21514         16355
8/31/97                 15157         16082           20317         15836
9/30/97                 15743         16703           21430         16468
10/31/97                15541         16489           20714         16168
11/30/97                15895         16865           21674         16464
12/31/97                16145         17130           22046         16707
1/31/98                 16272         17265           22291         16824
2/28/98                 16840         17868           23899         17492
3/31/98                 17339         18397           25123         18027
4/30/98                 17502         18570           25375         18152
5/31/98                 17439         18503           24939         18015
6/30/98                 17770         18854           25952         18342
7/31/98                 17745         18828           25676         18133
8/31/98                 16475         17480           21964         16571
9/30/98                 17282         18336           23371         17286
10/31/98                17819         18907           25271         17932
11/30/98                18397         19519           26803         18589
12/31/98                19039         20200           28348         19275
1/31/99                 19345         20526           29533         19583
2/28/99                 18962         20119           28615         19112
3/31/99                 19321         20499           29760         19584
4/30/99                 19912         21127           30913         20225
5/31/99                 19617         20814           30183         19914
6/30/99                 20147         21376           31858         20464
7/31/99                 19746         20951           30863         20081
8/31/99                 19582         20777           30711         19871
9/30/99                 19277         20453           29869         19616
10/31/99                19909         21123           31759         20184
11/30/99                19998         21219           32405         20401
12/31/99                20342         21583           34313         21005
1/31/2000               19868         21081           32589         20477
2/29/2000               19537         20729           31972         20428
3/31/2000               20750         22016           35100         21631
4/30/2000               20416         21661           34044         21234
5/31/2000               20399         21644           33346         21034
6/30/2000               20455         21702           34167         21370
7/31/2000               20450         21698           33633         21312
8/31/2000               21264         22562           35722         22263
9/30/2000               20952         22230           33837         21795
10/31/2000              21256         22552           33693         21775
11/30/2000              20694         21957           31037         20985
12/31/2000              21367         22671           31189         21507
1/31/2001               21694         23017           32295         21963
2/28/2001               21024         22306           29351         21110
3/31/2001               20527         21780           27491         20429
4/30/2001               21238         22533           29628         21286
5/31/2001               21391         22696           29826         21476
6/30/2001               20954         22233           29100         21147
7/31/2001               21028         22310           28814         21131
8/31/2001               20393         21637           27010         20530
9/30/2001               19540         20732           24829         19543
10/31/2001              19872         21085           25303         19870
11/30/2001              20403         21648           27244         20662
12/31/2001              20476         21726           27482         20811
1/31/2002               20237         21471           27081         20628
2/28/2002               20168         21398           26559         20488
3/31/2002               20464         21713           27558         20936
4/30/2002               19936         21153           25887         20433
5/31/2002               19958         21176           25696         20424
6/30/2002               19240         20414           23866         19553
7/31/2002               18334         19452           22005         18550
8/31/2002               18530         19660           22150         18741
9/30/2002               17513         18581           19743         17622
10/31/2002              18269         19384           21481         18356
11/30/2002              18852         20002           22745         19101
12/31/2002              18335         19454           21407         18586
1/31/2003               17923         19016           20847         18308
2/28/2003               17805         18891           20534         18171
3/31/2003               17753         18836           20733         18245
4/30/2003               18509         19638           22441         19232
5/31/2003               19316         20495           23624         20083
6/30/2003               19430         20616           23927         20235
7/31/2003               19277         20453           24348         20282
8/31/2003               19437         20622           24822         20624
9/30/2003               19423         20608           24559         20650
10/31/2003              19998         21218           25949         21332
11/30/2002              20048         21271           26178         21520
12/31/2003              21046         22330           27550         22292
1/31/2004               21293         22592           28057         22624
2/28/2004               21535         22849           28447         22933
3/31/2004               21260         22557           28018         22823
4/30/2004               20896         22171           27578         22344
5/31/2004               21176         22468           27956         22442
6/30/2004               21636         22956           28498         22793
7/31/2004               21235         22531           27555         22364
8/31/2004               21354         22657           27665         22500
9/30/2004               21675         22997           27964         22834
10/31/2004              21872         23206           28392         23081

(1) The Lipper Balanced Fund Index is a non-weighted Index of the 30 largest funds within the Lipper Balanced Fund investment category. This index does not include the effect of sales charges and is not representative of the Fund and cannot be invested in directly.

(2) The S&P 500 Index is an unmanaged Index comprised of 500 domestically traded common stocks and is weighted according to the market value of each common stock in the Index and includes reinvestment of dividends. This Index does not include the effect of sales charges and is not representative of the Fund and cannot be invested in directly.

(3) The Lehman Brothers Aggregate Bond Index ("Lehman Aggregate") is an unmanaged index, generally representative of longer-term (greater than one year) investment-grade fixed-income securities. An investor cannot invest directly in an index.

Graph reflects investment of growth of a hypothetical $10,000 investment in Class A Shares of the Fund. The performance of other classes of the Fund's shares will be greater than or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes. Past performance is no guarantee of future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Victory Specialty Funds


Convertible Fund


Investment Considerations

The Fund may invest in below-investment-grade securities, sometimes known as "junk bonds." These securities generally offer higher risk of default and may be considered speculative. Investors should be able to assume the risks of investing in below-investment-grade securities. Bond funds fluctuate in price, especially longer-term issues and in environments of rising interest rates. Stocks generally provide greater return potential and risk when compared with other types of investments.


Commentary

The Fund (Class A Shares at net asset value) returned 6.42% for the fiscal year ended October 31, 2004 versus its benchmarks, the Merrill Lynch Investment Grade U.S. Convertible Ex Mandatories Index,(2) which returned 4.53%, the S&P 500 Index,(3) which returned 9.42%, and the Merrill Lynch All Convertibles/All Qualities Index,(4) which returned 8.12%. The U.S. convertible market provided investors with another year of competitive returns relative to equities and bonds, with the S&P 500 Index returning 9.42% and 5.53% for the Lehman Aggregate.(5)

In terms of sector returns, the overweighted positions, relative to the Merrill Lynch Investment Grade U.S. Convertible Ex Mandatories Index, within both the Basic Industry and Energy sectors were the primary factors for outperformance, returning 22.2% and 17.9% respectively. Strong performance from the Capital Goods sector, up 6%, also aided performance. Financials and Consumer Staples sector returns detracted from performance, as did an overweighted Technology position. In addition, the Fund's small allocation to non-investment grade securities provided a boost to performance, as this segment of the convertible market showed great strength during fiscal first quarter of 2004. Finally, the Fund's greater equity sensitivity relative to the index helped returns.

The Fund's holdings and investment policies are subject to change.


Portfolio Holdings
As a Percentage of Total Investments

Convertible Bond              64.7%
Common Stock                   1.4%
Preferred Stock               32.7%
Commercial Paper               1.2%

(2) The Merrill Lynch Investment Grade U.S. Convertibles Ex Mandatory Index invests primarily in traditional convertible bond, zero, preferred or trust preferred (no mandatory conversion preferred) with an average rating of BBB- or higher. An investor cannot invest directly in an index. The Fund changed its benchmark to this index because the Adviser believes that this index better reflects the Fund's investment strategies.

(3) The S&P 500 Index is an unmanaged Index comprised of 500 domestically traded common stocks and is weighted according to the market value of each common stock in the index and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund and cannot be invested in directly.

(4) Mutual funds listed in the Merrill Lynch All Convertibles/All Qualities Index invest primarily in convertible bonds and convertible preferred shares. It is not possible to invest directly in an index.

(5) The Lehman Brothers Aggregate Bond Index ("Lehman Aggregate") is an unmanaged index, generally representative of longer-term (greater than one year) investment-grade fixed-income securities. An investor cannot invest directly in an index.

The Victory Specialty Funds

                         Average Annual Total Return
                            As of October 31, 2004

                              CONVERTIBLE FUND           CONVERTIBLE FUND
                                   Class A                    Class C

INCEPTION DATE                     4/14/88                    3/1/04

                             Net Asset    Maximum       Net Asset    Maximum
                             Value        Offering      Value        Offering
                                          Price                      Price

One Year                     6.42%        4.33%         N/A          N/A
Three Year                   4.62%        3.92%         N/A          N/A
Five Year                    4.85%        4.42%         N/A          N/A
Ten Year                     8.32%        8.10%         N/A          N/A
Since Inception              9.21%        9.08%         -1.80%(1)    -2.77%(1)

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.VictoryConnect.com.

The maximum offering price (MOP) figures reflect a maximum sales charge of 2.00% for Class A Shares and NAV does not reflect sales charges. Class C Shares are not subject to an initial sales charge, but are subject to a deferred sales charge of 1.00% on shares redeemed within the first year.

The total return figures set forth above include all waivers of fees for various periods since inception. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.


Convertible Fund vs. Merrill Lynch Investment Grade Index(2)
& S&P 500 Index(3) & Merrill Lynch All Convertibles/All Qualities Index(4) For the period 10/31/94 to 10/31/04

                                                          Merrill
                                                           Lynch
                                           Merrill          All
                                            Lynch       Convertibles/    S&P
             Convertible    Convertible   Investment    All Qualities    500
            Class A @ MOP  Class A @ NAV  Grade Index      Index        Index

10/31/94       $ 9800        $10000       $10000          $10000       $10000
11/30/94         9458          9651         9695            9633         9674
12/31/94         9348          9539         9656            9774         9793
1/31/95          9393          9585         9725           10028         9778
2/28/95          9627          9823        10029           10417        10085
3/31/95          9897         10099        10301           10725        10267
4/30/95         10161         10368        10516           11037        10466
5/31/95         10361         10572        10807           11473        10798
6/30/95         10407         10619        11176           11743        11142
7/31/95         10684         10902        11553           12134        11437
8/31/95         10980         11204        11723           12167        11674
9/30/95         11156         11384        11875           12676        11842
10/31/95        11016         11240        11552           12632        11583
11/30/95        11390         11622        11996           13188        12064
12/31/95        11621         11858        12040           13432        12193
1/31/96         12050         12296        12411           13894        12476
2/29/96         12108         12355        12691           14027        12716
3/31/96         12283         12534        12824           14162        12919
4/30/96         12342         12594        13062           14370        13050
5/31/96         12500         12756        13351           14741        13307
6/30/96         12460         12715        13153           14801        13242
7/31/96         12112         12359        12593           14143        12811
8/31/96         12521         12776        13079           14443        13185
9/30/96         12870         13133        13439           15254        13464
10/31/96        13193         13463        13601           15672        13673
11/30/96        13699         13978        14060           16862        13994
12/31/96        13845         14128        13957           16531        13832
1/31/97         14071         14358        14364           17558        14155
2/28/97         14210         14500        14310           17700        14180
3/31/97         13971         14257        14003           16964        14017
4/30/97         14037         14324        14130           17976        14227
5/31/97         14569         14866        14847           19080        14784
6/30/97         15059         15366        15313           19931        15273
7/31/97         15697         16017        16187           21514        16014
8/31/97         15653         15973        16099           20317        15743
9/30/97         16149         16479        16844           21430        16445
10/31/97        15883         16207        16519           20714        16233
11/30/97        15927         16252        16526           21674        16194
12/31/97        16111         16439        16688           22046        16474
1/31/98         16062         16390        16739           22291        16352
2/28/98         16510         16847        17479           23899        16955
3/31/98         17210         17562        18121           25123        17623
4/30/98         17148         17498        18235           25375        17897
5/31/98         16757         17099        17832           24939        17684
6/30/98         16900         17245        17983           25952        17866
7/31/98         16504         16841        17697           25676        17525
8/31/98         14958         15263        15664           21964        15912
9/30/98         15097         15405        15976           23371        16479
10/31/98        15298         15610        16389           25271        16884
11/30/98        15686         16007        17172           26803        17558
12/31/98        15986         16312        18177           28348        18346
1/31/99         16485         16821        19073           29533        18855
2/28/99         16318         16651        18407           28615        18445
3/31/99         16664         17004        19169           29760        18658
4/30/99         17181         17531        19947           30913        19112
5/31/99         17090         17439        19846           30183        19062
6/30/99         17633         17993        20577           31858        19877
7/31/99         17399         17754        20446           30863        19537
8/31/99         17202         17553        20188           30711        19173
9/30/99         16820         17163        20321           29869        18999
10/31/99        17204         17555        21118           31759        19363
11/30/99        17291         17644        22341           32405        20014
12/31/99        17864         18228        25367           34313        20390
1/31/2000       17933         18299        25361           32589        20676
2/29/2000       18893         19278        27495           31972        20765
3/31/2000       19292         19685        27456           35100        22177
4/30/2000       19305         19699        25562           34044        21791
5/31/2000       19405         19801        24455           33346        21137
6/30/2000       20387         20803        25714           34167        21936
7/31/2000       20273         20687        24951           33633        21960
8/31/2000       21595         22036        26868           35722        23122
9/30/2000       21353         21789        25991           33837        22477
10/31/2000      20742         21166        24974           33693        21915
11/30/2000      19270         19663        21989           31037        20260
12/31/2000      20401         20817        22831           31189        21101
1/31/2001       20994         21423        24251           32295        22061
2/28/2001       19825         20230        22430           29351        20890
3/31/2001       19387         19783        21459           27491        20332
4/30/2001       20583         21003        22899           29628        21359
5/31/2001       20682         21104        22756           29826        21118
6/30/2001       20525         20944        22397           29100        20904
7/31/2001       20291         20705        22074           28814        21002
8/31/2001       19690         20092        21685           27010        20694
9/30/2001       18499         18876        20391           24829        20129
10/31/2001      19035         19424        20810           25303        20303
11/30/2001      19606         20007        21367           27244        20595
12/31/2001      19616         20017        21817           27482        20863
1/31/2002       19363         19758        21472           27081        20688
2/28/2002       19094         19484        20862           26559        20405
3/31/2002       19736         20138        21611           27558        20890
4/30/2002       19430         19826        21298           25887        20721
5/31/2002       19090         19479        21112           25696        20835
6/30/2002       18452         18829        19968           23866        20225
7/31/2002       17561         17919        18772           22005        19400
8/31/2002       17664         18025        19005           22150        19561
9/30/2002       17029         17376        18334           19743        19293
10/31/2002      17374         17729        18743           21481        19451
11/30/2002      18257         18629        20093           22745        20176
12/31/2002      18014         18382        19943           21407        20057
1/31/2003       18153         18523        20264           20847        20082
2/28/2003       18205         18577        20216           20534        20138
3/31/2003       18238         18610        20557           20733        20166
4/30/2003       18889         19275        21593           22441        20818
5/31/2003       19592         19992        22597           23624        21297
6/30/2003       19519         19918        22742           23927        21201
7/31/2003       19607         20007        22808           24348        21103
8/31/2003       19748         20151        23091           24822        21211
9/30/2003       19820         20224        23375           24559        21374
10/31/2003      20480         20897        24214           25949        21802
11/30/2003      20819         21244        24609           26178        21961
12/31/2003      21615         22056        25357           27550        22543
1/31/2004       21956         22404        26126           28057        22734
2/28/2004       22119         22570        26333           28447        22918
3/31/2004       22139         22591        26430           28018        22987
4/30/2004       21543         21983        25793           27578        22564
5/31/2004       21560         22000        25860           27956        22573
6/30/2004       21815         22260        26282           28498        22740
7/31/2004       21269         21704        25572           27555        22390
8/31/2004       21306         21740        25623           27665        22484
9/30/2004       21670         22112        26064           27964        22727
10/31/2004      21798         22243        26179           28392        22788

(1)  Not annualized.

(2) The Merrill Lynch Investment Grade U.S. Convertibles Ex Mandatory Index invests primarily in traditional convertible bond, zero, preferred or trust preferred (no mandatory conversion preferred) with an average rating of BBB- or higher. An investor cannot invest directly in an index. The Fund changed its benchmark to this index because the Adviser believes that this index better reflects the Fund's investment strategies.

(3) The S&P 500 Index is an unmanaged Index comprised of 500 domestically traded common stocks and is weighted according to the market value of each common stock in the index and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund and cannot be invested in directly.

(4) Mutual funds listed in the Merrill Lynch All Convertibles/All Qualities Index invest primarily in convertible bonds and convertible preferred shares. It is not possible to invest directly in an index.

(5) The Lehman Brothers Aggregate Bond Index ("Lehman Aggregate") is an unmanaged index, generally representative of longer-term (greater than one year) investment-grade fixed-income securities. An investor cannot invest directly in an index.

Graph reflects investment of growth of a hypothetical $10,000 investment in Class A Shares of the Fund. The performance of other classes of the Fund's shares will be greater than or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes. Past performance is no guarantee of future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Victory Specialty Funds


Real Estate Fund


Investment Considerations

Because the Real Estate Fund invests in a single industry, its shares do not represent a complete investment program. As a non-diversified and single industry fund, the value of the shares may fluctuate more than shares invested in a broader range of industries and companies. Investment in real estate involves risks, including overbuilding, vacancies, and property tax and operating expense increases.


Commentary

Fiscal 2004 was another stellar year for real estate investment trust (REIT) securities, which significantly outperformed the broader indices. Attractive dividend yields, increasing valuations of the underlying real estate, and money flows all contributed to the strong performance. The Fund participated in the price appreciation, returning 27.63% versus 29.50% for the Morgan Stanley REIT Index.(1)

The lower interest rate environment has provided an extremely favorable backdrop for real estate securities. Higher valuations of REIT securities have been supported by the lack of yield investment alternatives, and lower borrowing costs have made it more attractive to leverage investments in direct real estate properties. Within the REIT industry, the retail mall owners outperformed the overall group. Consolidation in this sector and increasing demand for mall assets with limited new supply helped move stock prices higher. The Fund benefited from owning shares of the Rouse Company, which was acquired by General Growth Properties during the fiscal year, and from positions in Simon Properties Group, Mills Corporation, and Taubman Centers.

An overweight position in the Office and Industrial sectors also helped performance during the year. Lower valuations and higher dividend yields garnered attention despite higher vacancy rates in many areas of the country. Within the Office sector, holdings in SL Green, Corporate Office Properties, and Boston Properties specifically added to performance for the Fund.

The Lodging sector appreciated nicely throughout the fiscal year due to improving revenues per room and occupancy levels. The Fund's holdings within the Lodging sector did not fare as well as the Index, primarily due to the underperformance of Meristar Hospitality, which has yet to see the improvement that the overall industry has experienced.

The Fund's holdings and investment policies are subject to change.


Portfolio Holdings
As a Percentage of Total Investments

Health Care                   6.7%
Industrial                    7.3%
Lodging                       3.8%
Malls                        13.1%
Miscellaneous                 7.7%
Office/Industrial            35.0%
Storage                       1.3%
Strips                        8.8%
Office                        1.7%
Apartments                   14.6%

(1) The Morgan Stanley REIT Index is an unmanaged index, generally representative of the most actively traded real estate investment trusts and is designed to be a measure of real estate equity performance. An investor cannot invest directly in an index.

The Victory Specialty Funds

                         Average Annual Total Return
                            As of October 31, 2004

                      REAL ESTATE               REAL ESTATE         REAL ESTATE
                          FUND                      FUND                 FUND
                        Class A                   Class C              Class R

INCEPTION DATE          4/30/97                   3/1/02              12/15/99

                  Net Asset   Maximum     Net Asset    Contingent   Net Asset
                  Value       Offering    Value        Deferred     Value
                              Price                    Charges

One Year          27.63%      20.25%      26.81%       25.81%       27.25%
Three Year        18.41%      16.10%      N/A          N/A          18.08%
Five Year         17.46%      16.09%      N/A          N/A          N/A
Since Inception   12.45%      11.57%      17.27%       17.27%       18.94%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.VictoryConnect.com.

The maximum offering price (MOP) figures reflect a maximum sales charge of 5.75% for Class A Shares and NAV does not reflect sales charges. Class C Shares are not subject to an initial sales charge, but are subject to a deferred sales charge of 1.00% on shares redeemed within the first year.

The total return figures set forth above include all waivers of fees for various periods since inception. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.


Real Estate Fund vs. MSREIT Index(1)
For the period 4/30/97 to 10/31/04

                  Real Estate      Real Estate       MSREIT
                 Class A @ MOP   Class A @ NAV       Index

4/30/97             $ 9425           $10000          $10000
5/31/97               9661            10250           10300
6/30/97              10170            10790           10845
7/31/97              10744            11400           11139
8/31/97              10764            11420           11064
9/30/97              11844            12567           12110
10/31/97             11539            12243           11783
11/30/97             11682            12395           11957
12/31/97             11997            12729           12229
1/31/98              11900            12626           12054
2/28/98              11813            12534           11860
3/31/98              12098            12836           12141
4/30/98              11757            12474           11711
5/31/98              11611            12319           11609
6/30/98              11638            12348           11607
7/31/98              10880            11544           10778
8/31/98               9954            10561            9773
9/30/98              10415            11050           10379
10/31/98             10166            10786           10186
11/30/98             10365            10998           10346
12/31/98             10267            10893           10162
1/31/99              10155            10775            9889
2/28/99              10033            10645            9726
3/31/99              10074            10689            9673
4/30/99              10952            11620           10608
5/31/99              11176            11858           10833
6/30/99              10950            11619           10631
7/31/99              10723            11377           10297
8/31/99              10671            11322           10198
9/30/99              10378            11011            9771
10/31/99             10168            10788            9548
11/30/99              9906            10510            9407
12/31/99             10326            10956            9699
1/31/2000            10400            11035            9760
2/29/2000            10358            10989            9605
3/31/2000            10955            11624            9957
4/30/2000            11446            12144           10626
5/31/2000            11659            12370           10724
6/30/2000            12091            12829           10990
7/31/2000            12997            13790           11986
8/31/2000            12641            13412           11495
9/30/2000            13054            13851           11848
10/31/2000           12510            13273           11286
11/30/2000           12836            13620           11484
12/31/2000           13481            14303           12300
1/31/2001            13107            13907           12353
2/28/2001            13009            13803           12140
3/31/2001            13022            13817           12240
4/30/2001            13232            14039           12524
5/31/2001            13463            14285           12805
6/30/2001            14244            15113           13577
7/31/2001            14021            14876           13284
8/31/2001            14378            15255           13776
9/30/2001            14181            15046           13225
10/31/2001           13696            14532           12782
11/30/2001           14295            15167           13527
12/31/2001           14591            15481           13878
1/31/2002            14430            15310           13846
2/28/2002            14625            15517           14120
3/31/2002            15415            16355           15030
4/30/2002            15461            16404           15126
5/31/2002            15622            16575           15318
6/30/2002            15889            16858           15758
7/31/2002            15182            16108           14874
8/31/2002            15217            16145           14899
9/30/2002            14608            15499           14357
10/31/2002           13886            14733           13636
11/30/2002           14446            15327           14265
12/31/2002           14593            15484           14384
1/31/2003            14227            15095           13988
2/28/2003            14499            15383           14238
3/31/2003            14939            15851           14537
4/30/2003            15346            16282           15151
5/31/2003            15932            16904           16007
6/30/2003            16265            17257           16374
7/31/2003            16831            17858           17243
8/31/2003            16939            17972           17348
9/30/2003            17428            18492           17962
10/31/2003           17817            18904           18265
11/30/2003           18485            19613           19070
12/31/2003           19114            20280           19669
1/31/2004            19884            21097           20531
2/28/2004            20067            21291           20874
3/31/2004            21100            22387           22039
4/30/2004            18338            19457           18773
5/31/2004            19565            20759           20120
6/30/2004            20048            21271           20691
7/31/2004            20147            21376           20800
8/31/2004            21639            22960           22471
9/30/2004            21609            22927           22426
10/31/2004           22737            24124           23653

(1) The Morgan Stanley REIT Index is an unmanaged index, generally representative of the most actively traded real estate investment trusts and is designed to be a measure of real estate equity performance. An investor cannot invest directly in an index.

Graph reflects investment of growth of a hypothetical $10,000 investment in Class A Shares of the Fund. The performance of other classes of the Fund's shares will be greater than or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes. Past performance is no guarantee of future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Victory Taxable Fixed Income Funds


Intermediate Income Fund


Investment Considerations

Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.


Commentary

For the fiscal year ended October 31, 2004, the Fund (Class A Shares at net asset value) had a total return of 3.33% vs. its benchmark, the Lehman Brothers Intermediate Government/Corporate Bond Index,(1) which had a total return of 4.33%. As occurred in 2003, lower quality corporate bonds outperformed Treasury securities. The Fund has been structured toward maintaining a yield advantage versus the index with better-than-average index quality corporate bonds and overweighting mortgage-backed, asset-backed and commercial mortgage-backed securities. Our quality bias has not kept pace with riskier investment strategies. Additionally, given the Federal Reserve's actions of raising the Fed Funds rate and signaling its intention to remove its accommodative monetary policy, the Fund's duration is short versus the index. While not a material drag on performance, short duration strategies have not benefited the Fund's shareholders during the last fiscal year.

The Fund's holdings and investment policies are subject to change.


Portfolio Holdings
As a Percentage of Total Investments

Treasury Notes/Bills         18.4%
Cash                          1.7%
Agency                       15.8%
Industrial                   20.5%
Mortgage Backed Securities    9.4%
Utility                       2.9%
Financial                    15.8%
Asset Backed Securities       2.5%
Non-Corporate                 7.1%
Securities                    5.9%

(1) Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index comprised of investment-grade corporate debt securities and U.S. Treasury and U.S. government agency debt securities that mature in one to ten years. It is not possible to invest directly in an index, does not include the effect of sales charges, and is not representative of the Fund.

The Victory Taxable Fixed Income Funds

                         Average Annual Total Return
                            As of October 31, 2004

                                           INTERMEDIATE INCOME FUND
                                                  Class A

INCEPTION DATE                                    12/10/93

                                       Net Asset               Maximum
                                       Value                   Offering Price

One Year                               3.33%                   1.30%
Three Year                             3.95%                   3.27%
Five Year                              6.31%                   5.89%
Ten Year                               6.21%                   6.00%
Since Inception                        5.45%                   5.26%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.VictoryConnect.com.

The maximum offering price (MOP) figures reflect a maximum sales charge of 2.00% for Class A Shares and NAV does not reflect sales charges.

The total return figures set forth above include all waivers of fees for various periods since inception. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.


Intermediate Income Fund vs. Lehman Brothers Int Gov't/Corp Bond Index(1) For the period 10/31/94 to 10/31/04

                       Intermediate        Intermediate     Lehman Brothers
                          Income             Income           Int Govt/
                       Class A @ MOP       Class A @ NAV    Corp Bond Index

10/31/94                  $ 9800             $10000           $10000
11/30/94                    9751               9950             9955
12/31/94                    9790               9990             9990
1/31/95                     9952              10155            10158
2/28/95                    10120              10326            10368
3/31/95                    10181              10389            10427
4/30/95                    10297              10507            10556
5/31/95                    10603              10820            10875
6/30/95                    10662              10879            10948
7/31/95                    10657              10875            10949
8/31/95                    10755              10975            11049
9/30/95                    10821              11042            11128
10/31/95                   10941              11164            11252
11/30/95                   11072              11298            11399
12/31/95                   11164              11392            11519
1/31/96                    11264              11494            11618
2/29/96                    11120              11346            11482
3/31/96                    11054              11280            11423
4/30/96                    10999              11223            11383
5/31/96                    10973              11197            11374
6/30/96                    11084              11310            11495
7/31/96                    11104              11331            11529
8/31/96                    11103              11330            11539
9/30/96                    11247              11477            11699
10/31/96                   11439              11672            11906
11/30/96                   11562              11798            12063
12/31/96                   11504              11739            11986
1/31/97                    11543              11779            12033
2/28/97                    11558              11794            12056
3/31/97                    11469              11704            11972
4/30/97                    11599              11836            12114
5/31/97                    11674              11913            12214
6/30/97                    11776              12016            12325
7/31/97                    12016              12261            12576
8/31/97                    11943              12187            12513
9/30/97                    12083              12329            12658
10/31/97                   12196              12445            12798
11/30/97                   12222              12471            12827
12/31/97                   12316              12567            12929
1/31/98                    12475              12729            13099
2/28/98                    12471              12726            13088
3/31/98                    12496              12751            13130
4/30/98                    12557              12814            13196
5/31/98                    12655              12913            13292
6/30/98                    12736              12996            13377
7/31/98                    12769              13030            13424
8/31/98                    12988              13253            13635
9/30/98                    13285              13556            13977
10/31/98                   13207              13476            13963
11/30/98                   13182              13451            13961
12/31/98                   13238              13508            14017
1/31/99                    13306              13577            14094
2/28/99                    13089              13356            13887
3/31/99                    13213              13483            13991
4/30/99                    13242              13513            14035
5/31/99                    13119              13387            13927
6/30/99                    13094              13361            13936
7/31/99                    13097              13364            13924
8/31/99                    13088              13355            13935
9/30/99                    13206              13475            14065
10/31/99                   13183              13452            14101
11/30/99                   13175              13444            14118
12/31/99                   13141              13409            14072
1/31/2000                  13107              13374            14019
2/29/2000                  13216              13485            14134
3/31/2000                  13369              13642            14281
4/30/2000                  13319              13591            14249
5/31/2000                  13315              13587            14271
6/30/2000                  13546              13822            14523
7/31/2000                  13645              13923            14633
8/31/2000                  13788              14069            14806
9/30/2000                  13919              14203            14940
10/31/2000                 13975              14260            15009
11/30/2000                 14166              14455            15213
12/31/2000                 14454              14749            15493
1/31/2001                  14665              14964            15747
2/28/2001                  14799              15102            15897
3/31/2001                  14900              15204            16019
4/30/2001                  14860              15163            15978
5/31/2001                  14927              15231            16067
6/30/2001                  14976              15282            16126
7/31/2001                  15292              15604            16462
8/31/2001                  15437              15752            16626
9/30/2001                  15694              16014            16869
10/31/2001                 15940              16265            17149
11/30/2001                 15766              16088            16978
12/31/2001                 15676              15996            16884
1/31/2002                  15759              16081            16972
2/28/2002                  15873              16197            17106
3/31/2002                  15613              15931            16846
4/30/2002                  15856              16180            17124
5/31/2002                  16002              16329            17295
6/30/2002                  16116              16444            17444
7/31/2002                  16196              16527            17650
8/31/2002                  16439              16775            17913
9/30/2002                  16733              17075            18234
10/31/2002                 16663              17003            18163
11/30/2002                 16608              16947            18146
12/31/2002                 16955              17301            18542
1/31/2003                  16916              17261            18540
2/28/2003                  17163              17513            18801
3/31/2003                  17172              17522            18820
4/30/2003                  17282              17634            18963
5/31/2003                  17596              17955            19344
6/30/2003                  17570              17928            19331
7/31/2003                  17080              17428            18805
8/31/2003                  17088              17437            18850
9/30/2003                  17493              17850            19327
10/31/2003                 17327              17681            19145
11/30/2003                 17317              17670            19172
12/31/2003                 17464              17820            19339
1/31/2004                  17574              17932            19467
2/28/2004                  17718              18079            19665
3/31/2004                  17861              18226            19819
4/30/2004                  17438              17794            19349
5/31/2004                  17333              17687            19262
6/30/2004                  17389              17744            19320
7/31/2004                  17516              17873            19482
8/31/2004                  17789              18152            19807
9/30/2004                  17809              18172            19841
10/31/2004                 17907              18272            19974

(1) Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index comprised of investment-grade corporate debt securities and U.S. Treasury and U.S. government agency debt securities that mature in one to ten years. It is not possible to invest directly in an index, does not include the effect of sales charges, and is not representative of the Fund.

Graph reflects investment of growth of a hypothetical $10,000 investment. Past performance is no guarantee of future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Victory Taxable Fixed Income Funds


Fund for Income


Investment Considerations

Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

U.S. government guarantees apply only to the underlying securities of the Fund's portfolio and not the Fund's shares.


Commentary

The Fund, for the year ended October 31, 2004 (Class A Shares at net asset value), returned 3.36%. Its benchmark, the Lehman Brothers GNMA Index,(1) returned 5.25%.

While the Fund, an investment vehicle 100% invested in securities guaranteed by the United States government, was not one of the market leaders among GNMA funds, our investment objective is to deliver a high and reliable income stream to our shareholders consistent with preservation of shareholders' capital. We continue to work toward this objective. This focus helped the fund deliver above average performance among Short Government funds.

Class A shareholders received approximately 6 cents per share each month over the past year. This is consistent with the dividend that shareholders have received for the past six years. Shareholders earned a dividend yield of 5.8% for the fiscal year in an environment where money market rates were below 2% and the five year Treasury bond was yielding on average 3.4%. The 30-day SEC yield as of October 31, 2004 was 4.39%. There currently are no fee waivers.

Please note the Fund is not a money market fund. The Fund for Income purchases short-term investments with longer maturities and higher yields than are included in money market funds. As a result, the Fund's share price may fluctuate and when redeemed, may be worth more or less than the original investment. In addition, unlike any mutual fund, principal and interest of Treasury bonds are guaranteed by the U.S. government if held to maturity.

The Fund's holdings and investment policies are subject to change.


Portfolio Holdings
As a Percentage of Total Investments

Treasury                      8.0%
GNMA Single Family           35.1%
GNMA Multi Family            54.6%
GNMA CMOs                     2.3%

(1) The Lehman Brothers GNMA Index is a broad-based unmanaged index that represents the general performance of GNMA securities. Index returns do not include any brokerage commissions, sales charges, or other fees. It is not possible to invest directly into an index.

The Victory Taxable Fixed Income Funds

                         Average Annual Total Return
                            As of October 31, 2004

                        FUND FOR                 FUND FOR           FUND FOR
                         INCOME                   INCOME             INCOME
                        Class A                   Class C            Class R

INCEPTION DATE          3/26/99                   3/1/02             9/16/87

                  Net Asset   Maximum     Net Asset    Contingent   Net Asset
                  Value       Offering    Value        Deferred     Value
                              Price                    Charges

One Year          3.36%       1.31%       2.79%        1.82%        3.25%
Three Year        3.45%       2.77%       N/A          N/A          3.36%
Five Year         5.72%       5.30%       N/A          N/A          5.68%
Ten Year          N/A         N/A         N/A          N/A          6.56%
Since Inception   5.23%       4.84%       3.15%        3.15%        7.14%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.VictoryConnect.com.

The maximum offering price (MOP) figures reflect a maximum sales charge of 2.00% for Class A Shares and NAV does not reflect sales charges. Class C Shares are not subject to an initial sales charge, but are subject to a deferred sales charge of 1.00% on shares redeemed within the first year.

The total return figures set forth above include all waivers of fees for various periods since inception. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.


Fund for Income vs. Lehman Brothers GNMA Index(1)
For the period 3/26/99 to 10/31/04

                       Fund for Income   Fund for Income  Lehman Brothers
                        Class A @ MOP     Class A @ NAV     GNMA Index

4/30/99                   $ 9800             $10000           $10000
5/31/99                     9786               9986             9998
6/30/99                     9752               9951             9958
7/31/99                     9724               9922             9892
8/31/99                     9710               9908             9889
9/30/99                     9835              10036            10048
10/31/99                    9863              10064            10108
11/30/99                    9868              10069            10112
12/31/99                    9844              10045            10091
1/31/2000                   9797               9997            10001
2/29/2000                   9890              10092            10129
3/31/2000                  10031              10236            10289
4/30/2000                  10014              10219            10279
5/31/2000                  10031              10236            10316
6/30/2000                  10192              10400            10507
7/31/2000                  10239              10448            10563
8/31/2000                  10383              10595            10722
9/30/2000                  10464              10678            10822
10/31/2000                 10519              10734            10902
11/30/2000                 10658              10876            11056
12/31/2000                 10815              11036            11213
1/31/2001                  10980              11205            11396
2/28/2001                  11055              11281            11447
3/31/2001                  11120              11347            11516
4/30/2001                  11084              11310            11535
5/31/2001                  11157              11384            11631
6/30/2001                  11195              11423            11665
7/31/2001                  11388              11621            11864
8/31/2001                  11461              11695            11951
9/30/2001                  11603              11840            12113
10/31/2001                 11762              12002            12274
11/30/2001                 11660              11898            12173
12/31/2001                 11598              11835            12136
1/31/2002                  11698              11937            12257
2/28/2002                  11800              12041            12382
3/31/2002                  11652              11890            12265
4/30/2002                  11872              12115            12481
5/31/2002                  11958              12202            12563
6/30/2002                  12061              12307            12664
7/31/2002                  12219              12468            12812
8/31/2002                  12329              12580            12901
9/30/2002                  12484              12739            13007
10/31/2002                 12457              12711            13049
11/30/2002                 12411              12664            13061
12/31/2002                 12545              12801            13191
1/31/2003                  12556              12812            13225
2/28/2003                  12653              12911            13293
3/31/2003                  12663              12921            13302
4/30/2003                  12711              12970            13334
5/31/2003                  12806              13067            13334
6/30/2003                  12796              13057            13374
7/31/2003                  12573              12830            13153
8/31/2003                  12591              12848            13239
9/30/2003                  12697              12956            13431
10/31/2003                 12599              12856            13396
11/30/2003                 12608              12865            13442
12/31/2003                 12658              12916            13568
1/31/2003                  12710              12969            13636
2/28/2004                  12801              13063            13727
3/31/2004                  12882              13145            13783
4/30/2004                  12703              12962            13566
5/31/2004                  12664              12922            13537
6/30/2004                  12736              12996            13658
7/31/2004                  12798              13059            13768
8/31/2004                  12962              13227            13960
9/30/2004                  12972              13237            13989
10/31/2004                 13023              13289            14099

(1) The Lehman Brothers GNMA Index is a broad-based unmanaged index that represents the general performance of GNMA securities. Index returns do not include any brokerage commissions, sales charges, or other fees. It is not possible to invest directly into an index.

Effective March 26, 1999, the Gradison Government Income Fund merged into the Fund for Income. For periods prior to that time, the performance shown is that of the Gradison Government Income Fund.

Graph reflects investment of growth of a hypothetical $10,000 investment in Class A Shares of the Fund. The performance of other classes of the Fund's shares will be greater than or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes. Past performance is no guarantee of future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Victory Tax-Exempt Fixed Income Funds


National Municipal Bond Fund


Investment Considerations

Up to 20% of the net assets and some of the income of the Fund may be subject to federal taxes. The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax. Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for long-term issues and in environments of rising interest rates. The Fund is technically a "non-diversified" fund. As a non-diversified fund, the value of the shares may fluctuate more than shares invested in a broader range of securities.


Commentary

It was another positive year for bonds as the fears of much higher rates and economic growth that many predicted failed to materialize. The first quarter of the year was pretty stable in the bond markets but April 2 set off a three month bear market that was ignited by the strong jobs report released on that day. During the third quarter, the economy showed signs of slowing down as job growth waned and oil prices soared. The Fund suffered relatively poor performance during the second quarter, but recaptured most of the losses as the third quarter proved to be favorable for bonds.

The Fund returned 4.35% (Class A Shares at net asset value) for the fiscal year ended October 31, 2004 versus its benchmark, the Lehman Brothers 7-Year Municipal Bond Index,(2) which returned 4.64%. The Fund's performance is attributable on the margin to security selection in a market that still has great inefficiencies. The Fund continues to be managed with a high level of credit quality, with all of the bonds being rated "A-" or better and with generally a majority of the bonds being "AAA" rated.

The Fund's holdings and investment policies are subject to change.


Portfolio Holdings
As a Percentage of Total Investments

Cash                             8.8%
Industrial Revenue               8.7%
Economic Development Revenue     0.4%
General Obligations             52.2%
Educational Revenue             21.4%
Other                            8.5%

(2) The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities of 6 to 8 years, weighted according to the total market value of each bond in the index. It is not possible to invest directly in an index, does not include the effect of sales charges, and is not representative of the Fund.

The Victory Tax-Exempt Fixed Income Funds

                         Average Annual Total Return
                            As of October 31, 2004

                            NAT'L MUNI BOND FUND       NAT'L MUNI BOND FUND
                                   Class A                    Class C

INCEPTION DATE                     2/3/94                     3/1/04

                           Net Asset    Maximum       Net Asset    Maximum
                           Value        Offering      Value        Offering
                                        Price                      Price

One Year                   4.35%        2.22%         N/A          N/A
Three Year                 4.66%        3.96%         N/A          N/A
Five Year                  6.79%        6.35%         N/A          N/A
Ten Year                   6.85%        6.63%         N/A          N/A
Since Inception            5.90%        5.70%         0.46%(1)     -0.53%(1)

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.VictoryConnect.com.

The maximum offering price (MOP) figures reflect a maximum sales charge of 2.00% for Class A Shares and NAV does not reflect sales charges. Class C Shares are not subject to an initial sales charge, but are subject to a deferred sales charge of 1.00% on shares redeemed within the first year.

The total return figures set forth above include all waivers of fees for various periods since inception. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.


National Municipal Bond Fund vs. Lehman Brothers 7-Yr Muni Bond Index(2) For the period 10/31/94 to 10/31/04

                                                        Lehman Brothers
                  National Muni        National Muni      7-Yr Muni
                  Class A @ MOP        Class A @ NAV      Bond Index

10/31/94              $ 9800             $10000           $10000
11/30/94                9584               9780             9854
12/31/94                9761               9960            10004
1/31/95                10054              10259            10191
2/28/95                10269              10478            10420
3/31/95                10392              10604            10529
4/30/95                10405              10618            10556
5/31/95                10690              10908            10837
6/30/95                10677              10895            10827
7/31/95                10827              11048            10964
8/31/95                10960              11184            11094
9/30/95                11019              11243            11136
10/31/95               11175              11403            11233
11/30/95               11308              11539            11356
12/31/95               11487              11721            11417
1/31/96                11593              11830            11527
2/29/96                11613              11850            11488
3/31/96                11441              11675            11377
4/30/96                11416              11649            11356
5/31/96                11429              11662            11339
6/30/96                11494              11728            11427
7/31/96                11613              11850            11521
8/31/96                11599              11836            11527
9/30/96                11695              11933            11631
10/31/96               11823              12064            11756
11/30/96               12022              12267            11953
12/31/96               11995              12240            11917
1/31/97                12001              12246            11960
2/28/97                12109              12356            12059
3/31/97                11968              12212            11904
4/30/97                12053              12299            11965
5/31/97                12230              12479            12116
6/30/97                12362              12614            12233
7/31/97                12702              12961            12516
8/31/97                12566              12822            12427
9/30/97                12717              12976            12559
10/31/97               12779              13040            12633
11/30/97               12842              13104            12678
12/31/97               13043              13309            12833
1/31/98                13148              13416            12968
2/28/98                13180              13449            12980
3/31/98                13180              13449            12980
4/30/98                13079              13346            12905
5/31/98                13322              13594            13094
6/30/98                13377              13650            13131
7/31/98                13409              13683            13174
8/31/98                13642              13921            13375
9/30/98                13801              14082            13547
10/31/98               13823              14105            13567
11/30/98               13845              14127            13604
12/31/98               13868              14151            13633
1/31/99                14058              14345            13832
2/28/99                13971              14256            13754
3/31/99                13961              14246            13749
4/30/99                14005              14290            13782
5/31/99                13916              14200            13714
6/30/99                13709              13989            13515
7/31/99                13806              14088            13607
8/31/99                13784              14066            13576
9/30/99                13775              14056            13626
10/31/99               13685              13964            13569
11/30/99               13793              14075            13668
12/31/99               13745              14025            13613
1/31/2000              13694              13974            13581
2/29/2000              13793              14074            13636
3/31/2000              14029              14315            13830
4/30/2000              13963              14248            13779
5/31/2000              13926              14211            13748
6/30/2000              14279              14570            14055
7/31/2000              14480              14775            14232
8/31/2000              14694              14994            14419
9/30/2000              14630              14928            14375
10/31/2000             14789              15091            14497
11/30/2000             14956              15261            14566
12/31/2000             15366              15680            14851
1/31/2001              15460              15775            15104
2/28/2001              15523              15840            15114
3/31/2001              15702              16022            15237
4/30/2001              15513              15830            15099
5/31/2001              15746              16067            15272
6/30/2001              15873              16197            15348
7/31/2001              16116              16445            15540
8/31/2001              16385              16720            15774
9/30/2001              16346              16680            15770
10/31/2001             16575              16913            15927
11/30/2001             16330              16663            15751
12/31/2001             16202              16533            15621
1/31/2002              16458              16794            15915
2/28/2002              16636              16976            16124
3/31/2002              16360              16694            15770
4/30/2002              16689              17029            16158
5/31/2002              16801              17143            16251
6/30/2002              16963              17310            16444
7/31/2002              17191              17542            16646
8/31/2002              17371              17726            16854
9/30/2002              17726              18087            17186
10/31/2002             17417              17773            16923
11/30/2002             17348              17702            16852
12/31/2002             17731              18093            17235
1/31/2003              17642              18002            17188
2/28/2003              17923              18289            17441
3/31/2003              17880              18245            17434
4/30/2003              18000              18367            17549
5/31/2003              18331              18705            17981
6/30/2003              18202              18574            17898
7/31/2003              17666              18026            17288
8/31/2003              17814              18177            17445
9/30/2003              18323              18697            17995
10/31/2003             18210              18581            17896
11/30/2003             18361              18736            18026
12/31/2003             18449              18826            18172
1/31/2004              18521              18899            18272
2/28/2004              18812              19196            18568
3/31/2004              18682              19063            18410
4/30/2004              18163              18533            17959
5/31/2004              18119              18489            17923
6/30/2004              18179              18550            17986
7/31/2004              18428              18804            18180
8/31/2004              18796              19180            18546
9/30/2004              18873              19259            18592
10/31/2004             19002              19390            18726

(1)  Not annualized.

(2) The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities of 6 to 8 years, weighted according to the total market value of each bond in the index. It is not possible to invest directly in an index, does not include the effect of sales charges, and is not representative of the Fund.

Graph reflects investment of growth of a hypothetical $10,000 investment in Class A Shares of the Fund. The performance of other classes of the Fund's shares will be greater than or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes. Past performance is no guarantee of future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Victory Tax-Exempt Fixed Income Funds


New York Municipal Bond Fund


Investment Considerations

The geographical concentration of portfolio holdings in this Fund may involve increased risk. Up to 20% of the net assets and some of the income of the Fund may be subject to federal taxes. The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax. Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates. The Fund is technically a "non-diversified" fund. As a non-diversified fund, the value of the shares may fluctuate more than shares invested in a broader range of securities.


Commentary

It was another positive year for bonds as the fears of much higher rates and economic growth that many predicted failed to materialize. The first quarter of the year was pretty stable in the bond markets but April 2 set off a three month bear market that was ignited by the strong jobs report released on that day. During the third quarter, the economy showed signs of slowing down as job growth waned and oil prices soared. The funds suffered relatively poor performance during the second quarter, but recaptured most of the losses as third quarter proved to be favorable for bonds.

The Fund returned 6.13% (Class A Shares at net asset value) for the fiscal year ended October 31, 2004 versus its benchmark, the Lehman Brothers 10-Year Municipal Bond Index,(1) which returned 6.35%. The Fund continues to be managed with more of an income focus, but also benefited in total return by its duration, which tends to be somewhat longer than that of its peers. The Fund continues to be managed with a high level of credit quality, with all of the bonds being rated "A-" or better and with generally a majority of the bonds being "AAA" rated.

The Fund's holdings and investment policies are subject to change.


Portfolio Holdings
As a Percentage of Total Investments

Cash                            3.6%
Educational Revenue             3.8%
General Obligations            50.6%
Economic Development Revenue    0.4%
Utility Revenue                28.0%
Industrial Revenue              1.2%
Other                          12.4%

(1) The Lehman Brothers 10-Year Municipal Bond Index is a broad-based unmanaged index comprised of investment grade municipal bonds with maturities of 8 to 12 years. It is not possible invest directly in an index, does not include the effect of sales charges, and is not representative of the Fund.

The Victory Tax-Exempt Fixed Income Funds

                         Average Annual Total Return
                            As of October 31, 2004

                         NEW YORK MUNICIPAL BOND FUND
                                   Class A

INCEPTION DATE                                     2/11/91

                                       Net Asset               Maximum
                                       Value                   Offering Price

One Year                               6.13%                   4.05%
Three Year                             5.68%                   4.97%
Five Year                              6.60%                   6.17%
Ten Year                               5.80%                   5.59%
Since Inception                        6.08%                   5.93%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.VictoryConnect.com.

The maximum offering price (MOP) figures reflect a maximum sales charge of 2.00% for Class A Shares and NAV does not reflect sales charges.

The total return figures set forth above include all waivers of fees for various periods since inception. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.


New York Municipal Bond Fund vs. Lehman Brothers 10-Yr Muni Bond Index(1) For the period 10/31/94 to 10/31/04

                                                  Lehman Brothers
                   NY Muni           NY Muni        10-Yr Muni
                 Class A @ MOP    Class A @ NAV     Bond Index

10/31/94            $ 9800           $10000          $10000
11/30/94              9623             9819            9811
12/31/94              9772             9971            9988
1/31/95               9973            10177           10246
2/28/95              10193            10402           10536
3/31/95              10280            10490           10678
4/30/95              10307            10517           10691
5/31/95              10524            10739           11030
6/30/95              10536            10751           10962
7/31/95              10606            10823           11123
8/31/95              10667            10885           11274
9/30/95              10741            10960           11346
10/31/95             10862            11084           11477
11/30/95             10984            11208           11631
12/31/95             11074            11300           11702
1/31/96              11130            11357           11820
2/29/96              11110            11337           11771
3/31/96              10960            11184           11625
4/30/96              10946            11169           11585
5/31/96              10956            11179           11552
6/30/96              11026            11251           11662
7/31/96              11138            11366           11774
8/31/96              11181            11409           11774
9/30/96              11271            11501           11895
10/31/96             11352            11584           12045
11/30/96             11477            11711           12288
12/31/96             11460            11694           12233
1/31/97              11466            11700           12281
2/28/97              11552            11787           12396
3/31/97              11451            11685           12230
4/30/97              11526            11761           12321
5/31/97              11629            11867           12496
6/30/97              11719            11958           12633
7/31/97              11943            12186           12988
8/31/97              11866            12108           12862
9/30/97              11958            12202           13025
10/31/97             12006            12251           13094
11/30/97             12050            12296           13155
12/31/97             12151            12399           13363
1/31/98              12218            12467           13511
2/28/98              12219            12469           13510
3/31/98              12245            12495           13500
4/30/98              12191            12440           13426
5/31/98              12358            12610           13654
6/30/98              12415            12668           13705
7/31/98              12445            12699           13726
8/31/98              12643            12901           13965
9/30/98              12782            13042           14173
10/31/98             12741            13001           14179
11/30/98             12789            13050           14222
12/31/98             12799            13061           14266
1/31/99              12911            13174           14484
2/28/99              12881            13144           14354
3/31/99              12881            13144           14346
4/30/99              12903            13166           14385
5/31/99              12853            13115           14284
6/30/99              12730            12990           14019
7/31/99              12752            13012           14113
8/31/99              12681            12939           14060
9/30/99              12630            12888           14108
10/31/99             12516            12772           14010
11/30/99             12611            12869           14162
12/31/99             12542            12798           14089
1/31/2000            12512            12767           14031
2/29/2000            12652            12910           14142
3/31/2000            12898            13161           14416
4/30/2000            12824            13086           14344
5/31/2000            12773            13033           14259
6/30/2000            13045            13311           14647
7/31/2000            13199            13468           14849
8/31/2000            13343            13615           15079
9/30/2000            13257            13528           15010
10/31/2000           13391            13664           15163
11/30/2000           13479            13755           15245
12/31/2000           13854            14137           15603
1/31/2001            13897            14181           15805
2/28/2001            13939            14223           15831
3/31/2001            14070            14357           15966
4/30/2001            13828            14110           15770
5/31/2001            13980            14265           15942
6/30/2001            14100            14388           16037
7/31/2001            14371            14664           16257
8/31/2001            14670            14969           16535
9/30/2001            14454            14749           16512
10/31/2001           14594            14892           16717
11/30/2001           14429            14724           16501
12/31/2001           14226            14516           16326
1/31/2002            14545            14842           16635
2/28/2002            14805            15107           16872
3/31/2002            14373            14666           16525
4/30/2002            14680            14980           16908
5/31/2002            14767            15068           16988
6/30/2002            14900            15204           17198
7/31/2002            15150            15459           17427
8/31/2002            15435            15750           17654
9/30/2002            15887            16211           18076
10/31/2002           15442            15758           17747
11/30/2002           15296            15608           17601
12/31/2002           15826            16149           17987
1/31/2003            15695            16015           17891
2/28/2003            16026            16353           18201
3/31/2003            15993            16319           18210
4/30/2003            16180            16510           18345
5/31/2003            16613            16952           18869
6/30/2003            16347            16681           18779
7/31/2003            15537            15854           17990
8/31/2003            15802            16125           18145
9/30/2003            16379            16713           18756
10/31/2003           16233            16565           18614
11/30/2003           16487            16823           18815
12/31/2003           16628            16968           19014
1/31/2004            16620            16959           19094
2/28/2004            16913            17258           19430
3/31/2004            16786            17128           19319
4/30/2004            16304            16637           18786
5/31/2004            16281            16613           18797
6/30/2004            16348            16682           18859
7/31/2004            16619            16958           19118
8/31/2004            16978            17325           19536
9/30/2004            17065            17413           19640
10/31/2004           17229            17580           19797

(1) The Lehman Brothers 10-Year Municipal Bond Index is a broad-based unmanaged index comprised of investment grade municipal bonds with maturities of 8 to 12 years. It is not possible invest directly in an index, does not include the effect of sales charges, and is not representative of the Fund.

Graph reflects investment of growth of a hypothetical $10,000 investment. Past performance is no guarantee of future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Victory Tax-Exempt Fixed Income Funds


Ohio Municipal Bond Fund


Investment Considerations

The geographical concentration of portfolio holdings in this Fund may involve increased risk. Up to 20% of the net assets and some of the income of the Fund may be subject to federal taxes. The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax. Bond Funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates. The Fund is technically a "non-diversified" fund. As a non-diversified fund, the value of the shares may fluctuate more than shares invested in a broader range of securities.


Commentary

It was another positive year for bonds as the fears of much higher rates and economic growth that many predicted failed to materialize. The first quarter of the year was pretty stable in the bond markets but April 2 set off a three month bear market that was ignited by the strong jobs report released on that day. During the third quarter, the economy showed signs of slowing down as job growth waned and oil prices soared. The funds suffered relatively poor performance during the second quarter, but recaptured most of the losses as third quarter proved to be favorable for bonds.

The Fund returned 3.80% (Class A Shares at net asset value) for the fiscal year ended October 31, 2004 versus its benchmark, the Lehman Brothers 10-Year Municipal Bond Index,(2) which returned 6.35%. The Fund underperformed versus its peers due in part to a position on the yield curve that focused on short intermediate maturities rather than longer bonds. The yield curve flattened throughout the year, which tended to make this part of the curve the worst performing on a relative basis. The Fund continues to be managed with a high level of credit quality, with all of the bonds being rated "A-" or better and with generally a majority of the bonds being "AAA" rated.

The Fund's holdings and investment policies are subject to change.


Portfolio Holdings
As a Percentage of Total Investments

Cash                        5.4%
General Obligations        61.9%
Educational Revenue        17.3%
Utility Revenue             8.4%
Other                       7.0%

(2) The Lehman Brothers 10-Year Municipal Bond Index is a broad-based unmanaged index comprised of investment grade municipal bonds with maturities of 8 to 12 years. It is not possible to invest directly in an index, does not include the effect of sales charges, and is not representative of the Fund.

The Victory Tax-Exempt Fixed Income Funds

                         Average Annual Total Return
                            As of October 31, 2004

                              OHIO MUNI BOND FUND        OHIO MUNI BOND FUND
                                     Class A                    Class C

INCEPTION DATE                       5/18/90                    3/1/04

                             Net Asset    Maximum       Net Asset    Maximum
                             Value        Offering      Value        Offering
                                          Price                      Price

One Year                     3.80%        1.70%         N/A          N/A
Three Year                   4.24%        3.54%         N/A          N/A
Five Year                    6.19%        5.76%         N/A          N/A
Ten Year                     6.44%        6.22%         N/A          N/A
Since Inception              6.55%        6.40%         0.33%(1)     -0.65%(1)

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.VictoryConnect.com.

The maximum offering price (MOP) figures reflect a maximum sales charge of 2.00% for Class A Shares and NAV does not reflect sales charges. Class C Shares are not subject to an initial sales charge, but are subject to a deferred sales charge of 1.00% on shares redeemed within the first year.

The total return figures set forth above include all waivers of fees for various periods since inception. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.


Ohio Municipal Bond Fund vs. Lehman Brothers 10-Yr Muni Bond Index(2) For the period 10/31/94 to 10/31/04

                                                      Lehman Brothers
                    Ohio Muni         Ohio Muni         10-Yr Muni
                   Class A @ MOP    Class A @ NAV       Bond Index

10/31/94              $ 9800             $10000           $10000
11/30/94                9653               9850             9811
12/31/94                9872              10074             9988
1/31/95                10158              10366            10246
2/28/95                10454              10667            10536
3/31/95                10532              10747            10678
4/30/95                10550              10766            10691
5/31/95                10893              11116            11030
6/30/95                10793              11013            10962
7/31/95                10875              11097            11123
8/31/95                11026              11251            11274
9/30/95                11090              11316            11346
10/31/95               11271              11501            11477
11/30/95               11443              11677            11631
12/31/95               11622              11859            11702
1/31/96                11681              11920            11820
2/29/96                11624              11861            11771
3/31/96                11433              11667            11625
4/30/96                11405              11637            11585
5/31/96                11410              11643            11552
6/30/96                11513              11748            11662
7/31/96                11644              11882            11774
8/31/96                11648              11886            11774
9/30/96                11804              12045            11895
10/31/96               11929              12172            12045
11/30/96               12139              12387            12288
12/31/96               12122              12369            12233
1/31/97                12084              12331            12281
2/28/97                12186              12435            12396
3/31/97                12009              12254            12230
4/30/97                12092              12339            12321
5/31/97                12267              12518            12496
6/30/97                12382              12634            12633
7/31/97                12723              12983            12988
8/31/97                12571              12827            12862
9/30/97                12733              12993            13025
10/31/97               12807              13068            13094
11/30/97               12871              13133            13155
12/31/97               13075              13342            13363
1/31/98                13209              13478            13511
2/28/98                13191              13461            13510
3/31/98                13199              13469            13500
4/30/98                13114              13381            13426
5/31/98                13376              13649            13654
6/30/98                13432              13706            13705
7/31/98                13447              13721            13726
8/31/98                13690              13970            13965
9/30/98                13887              14171            14173
10/31/98               13855              14138            14179
11/30/98               13904              14188            14222
12/31/98               13933              14217            14266
1/31/99                14088              14375            14484
2/28/99                14006              14292            14354
3/31/99                14007              14293            14346
4/30/99                14044              14330            14385
5/31/99                13939              14223            14284
6/30/99                13736              14017            14019
7/31/99                13784              14066            14113
8/31/99                13687              13966            14060
9/30/99                13661              13939            14108
10/31/99               13538              13814            14010
11/30/99               13646              13924            14162
12/31/99               13561              13838            14089
1/31/2000              13477              13752            14031
2/29/2000              13639              13917            14142
3/31/2000              13913              14197            14416
4/30/2000              13816              14098            14344
5/31/2000              13708              13988            14259
6/30/2000              14088              14375            14647
7/31/2000              14293              14585            14849
8/31/2000              14512              14808            15079
9/30/2000              14429              14724            15010
10/31/2000             14600              14898            15163
11/30/2000             14708              15008            15245
12/31/2000             15150              15460            15603
1/31/2001              15273              15585            15805
2/28/2001              15345              15658            15831
3/31/2001              15452              15768            15966
4/30/2001              15180              15490            15770
5/31/2001              15362              15676            15942
6/30/2001              15492              15808            16037
7/31/2001              15752              16073            16257
8/31/2001              16038              16366            16535
9/30/2001              15944              16269            16512
10/31/2001             16140              16469            16717
11/30/2001             15933              16259            16501
12/31/2001             15777              16099            16326
1/31/2002              16044              16371            16635
2/28/2002              16283              16615            16872
3/31/2002              15877              16201            16525
4/30/2002              16214              16545            16908
5/31/2002              16316              16649            16988
6/30/2002              16473              16809            17198
7/31/2002              16699              17039            17427
8/31/2002              16881              17225            17654
9/30/2002              17203              17554            18076
10/31/2002             16912              17257            17747
11/30/2002             16823              17166            17601
12/31/2002             17211              17562            17987
1/31/2003              17129              17478            17891
2/28/2003              17387              17742            18201
3/31/2003              17345              17699            18210
4/30/2003              17476              17832            18345
5/31/2003              17808              18171            18869
6/30/2003              17708              18069            18779
7/31/2003              17143              17493            17990
8/31/2003              17287              17640            18145
9/30/2003              17733              18095            18756
10/31/2003             17616              17975            18614
11/30/2003             17776              18139            18815
12/31/2003             17865              18230            19014
1/31/2004              17896              18261            19094
2/28/2004              18162              18533            19430
3/31/2004              18013              18381            19319
4/30/2004              17523              17881            18786
5/31/2004              17481              17838            18797
6/30/2004              17528              17886            18859
7/31/2004              17741              18103            19118
8/31/2004              18092              18461            19536
9/30/2004              18159              18529            19640
10/31/2004             18288              18661            19797

(1)  Not annualized.

(2) The Lehman Brothers 10-Year Municipal Bond Index is a broad-based unmanaged index comprised of investment grade municipal bonds with maturities of 8 to 12 years. It is not possible to invest directly in an index, does not include the effect of sales charges, and is not representative of the Fund.

Graph reflects investment of growth of a hypothetical $10,000 investment in Class A Shares of the Fund. The performance of other classes of the Fund's shares will be greater than or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes. Past performance is no guarantee of future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Victory Portfolios                                Schedules of Investments
Value Fund                                                    October 31, 2004
(Amounts in Thousands, Except Shares)


Security Description                                      Shares       Value

Common Stocks (99.2%)

Aluminum (2.2%):
Alcoa, Inc.                                                156,500    $  5,086

Apparel/Footwear (2.5%):
Nike, Inc., Class B (c) (f)                                 72,000       5,854

Banks (9.0%):
Bank of New York Co., Inc. (c) (f)                         229,600       7,454
J.P. Morgan Chase & Co.                                    179,000       6,909
Wachovia Corp. (c) (f)                                      54,000       2,657
Wells Fargo Co.                                             70,000       4,180

                                                                        21,200

Biotechnology (1.6%):
Genzyme Corp. (b) (c)                                       70,000       3,673

Building Materials (4.0%):
Masco Corp. (c)                                            277,000       9,490

Computers & Peripherals (6.3%):
Cisco Systems, Inc. (b)                                    380,000       7,300
EMC Corp. (b) (f)                                          575,000       7,400

                                                                        14,700

Electronic & Electrical -- General (4.3%):
General Electric Co.                                       293,000       9,997

Financial Services (5.4%):
Citigroup, Inc.                                            169,000       7,498
Goldman Sachs Group, Inc. (f)                               52,500       5,165

                                                                        12,663

Forest Products -- Lumber & Paper (4.6%):
Smurfit-Stone Container Corp. (b) (c)                      270,000       4,687
Weyerhaeuser Co. (c)                                        96,500       6,045

                                                                        10,732

Insurance -- Multi-Line (3.4%):
American International Group, Inc.                         133,500       8,105

Medical Supplies (3.1%):
Boston Scientific Corp. (b)                                130,000       4,589
Guidant Corp. (f)                                           42,000       2,798

                                                                         7,387

Oil & Gas Exploration, Production
  & Services (10.5%):
GlobalSantaFe Corp. (c)                                    234,000       6,903
Rowan Cos., Inc. (b)                                        50,000       1,277
Transocean, Inc. (b) (c)                                   275,000       9,693
Unocal Corp.                                               166,000       6,930

                                                                        24,803


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                   Schedules of Investments -- continued
Value Fund                                                    October 31, 2004
(Amounts in Thousands, Except Shares)


Security Description                                      Shares       Value

Oil -- Integrated Companies (7.6%):
BP PLC, ADR                                                153,500    $  8,942
Exxon Mobil Corp.                                          179,000       8,810

                                                                        17,752

Pharmaceuticals (6.2%):
Pfizer, Inc.                                               240,000       6,948
Wyeth                                                      190,000       7,534

                                                                        14,482

Railroads (7.1%):
Burlington Northern/Santa Fe, Inc. (f)                     272,000      11,372
Norfolk Southern Corp. (f)                                 159,000       5,398

                                                                        16,770

Retail (2.5%):
Dollar General Corp. (c)                                   306,500       5,900

Retail -- Drug Stores (3.8%):
CVS Corp. (f)                                              203,000       8,822

Retail -- Specialty Stores (2.5%):
Home Depot, Inc. (f)                                       144,000       5,916

Semiconductors (0.5%):
Texas Instruments, Inc.                                     50,000       1,223

Software & Computer Services (6.0%):
Automatic Data Processing, Inc.                            115,000       4,990
Microsoft Corp.                                            324,400       9,080

                                                                        14,070

Telecommunications (2.6%):
Citizens Communications Co. (c)                            447,000       5,990

Utilities-- Telecommunications (3.5%):
BellSouth Corp.                                             85,000       2,267
Verizon Communications, Inc.                               151,500       5,924

                                                                         8,191

Total Common Stocks (Cost $192,299)                                    232,806


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                   Schedules of Investments -- continued
Value Fund                                                    October 31, 2004
(Amounts in Thousands, Except Shares)


                                                         Principal
Security Description                                      Amount       Value

Short-Term Securities Held as Collateral for Securities Lending (20.3%)

Pool of various securities for Victory Funds --
   footnote 3 (Securities Lending)                        $ 47,718    $ 47,718

Total Short-Term Securities Held
as Collateral for Securities Lending                                    47,718

Total Investments (Cost $240,017) (a) -- 119.5%                         280,524

Other assets in excess of liabilities -- (19.5%)                       (45,738)

NET ASSETS -- 100.0%                                                   $234,786


Call Options Written:

                                                            Shares
                                  Expiration    Exercise    Subject    Market
Common Stocks                        Date         Price     to Call     Value

Bank of New York Co. Inc.                1/22/05   $32.50     600       $ 81
Burlington Northern/Santa Fe             1/22/05    40.00     500        125
CVS Corp.                                1/22/05    42.50     500        115
EMC Corp.                                4/16/05    14.00   1,000         70
Goldman Sachs Group, Inc.                1/22/05    95.00     250        148
Guidant Corp.                            1/22/05    70.00     200         53
Home Depot, Inc.                         2/19/05    42.50     300         42
Nike, Inc.                               4/16/05    80.00     200        104
Norfolk Southern Corp.                   1/22/05    35.00     400         34
Wachovia Corp.                           1/22/05    47.50     200         46

Total (premiums received $520)                                          $818


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                               Schedules of Investments
Diversified Stock Fund                                       October 31, 2004
(Amounts in Thousands, Except Shares)


                                                       Shares or
                                                       Principal
Security Description                                     Amount       Value

Commercial Paper (6.2%)

General Electric Capital Corp., 1.84%, 11/1/04         $   67,340  $   67,340
Household Finance, 1.84%, 11/1/04                          65,000      65,000

Total Commercial Paper (Cost $132,340)                                132,340


Common Stocks (94.6%)

Aerospace/Defense (3.6%):
Boeing Co. (c)                                          1,176,000      58,683
Honeywell International, Inc.                             534,000      17,985

                                                                       76,668

Aluminum (2.9%):
Alcoa, Inc.                                             1,883,332      61,208

Apparel/Footwear (1.3%):
Nike, Inc., Class B (c)                                   339,000      27,564

Automotive Parts (0.7%):
Delphi Corp. (c)                                        1,874,500      15,765

Banks (2.4%):
PNC Financial Services Group, Inc.                        688,000      35,982
Wachovia Corp.                                            313,000      15,403

                                                                       51,385

Biotechnology (1.3%):
Amgen, Inc. (b)                                           362,000      20,562
Chiron Corp. (b) (c)                                      196,700       6,377

                                                                       26,939

Chemicals -- General (1.3%):
Dow Chemical Co.                                          632,707      28,434

Computers & Peripherals (6.2%):
Apple Computer, Inc. (b)                                  573,000      30,100
EMC Corp. (b)                                           2,537,000      32,651
International Business Machines Corp.                     791,000      70,991

                                                                      133,742

Electronic & Electrical -- General (3.6%):
General Electric Co.                                    2,238,000      76,361

Entertainment (2.7%):
Walt Disney Co. (c)                                     2,313,000      58,334

Environmental Control (1.4%):
Waste Management, Inc.                                  1,059,400      30,172

Financial Services (2.4%):
Citigroup, Inc. (c)                                       270,000      11,980
MBNA Corp.                                              1,518,400      38,916

                                                                       50,896


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Diversified Stock Fund                                       October 31, 2004
(Amounts in Thousands, Except Shares)


Security Description                                     Shares       Value

Food Processing & Packaging (1.2%):
General Mills, Inc.                                       568,000  $   25,134

Health Care (1.2%):
Medtronic, Inc.                                           487,000      24,891

Heavy Machinery (1.4%):
Deere & Co.                                               502,000      30,010

Insurance -- Multi-Line (4.1%):
American International Group, Inc.                        929,609      56,437
Genworth Financial, Inc. (c)                              820,000      19,565
XL Capital Ltd. (c)                                       166,000      12,035

                                                                       88,037

Internet Service Provider (2.2%):
Yahoo, Inc. (b) (c)                                     1,273,000      46,070

Manufacturing -- Miscellaneous (1.3%):
3M Co.                                                    364,000      28,235

Media (1.6%):
Viacom, Inc., Class B (c)                                 922,000      33,644

Mining (1.9%):
Newmont Mining Corp.                                      833,000      39,584

Motion Pictures & Services (0.3%):
DreamWorks Animation SKG, Inc. (b)                        159,215       6,217

Oil & Gas Exploration, Production
  & Services (6.5%):
Anadarko Petroleum Corp. (c)                              600,000      40,470
Transocean, Inc. (b) (c)                                1,408,059      49,633
Unocal Corp.                                            1,188,000      49,599

                                                                      139,702

Oil -- Integrated Companies (4.0%):
BP PLC, ADR                                             1,451,000      84,521

Oilfield Services & Equipment (5.1%):
Halliburton Co.                                         1,343,000      49,745
Schlumberger Ltd. (c)                                     946,000      59,541

                                                                      109,286

Pharmaceuticals (7.0%):
Bristol-Myers Squibb Co. (c)                            2,010,000      47,093
Johnson & Johnson                                         566,000      33,043
Merck & Co., Inc.                                       1,405,000      43,991
Pfizer, Inc.                                              888,000      25,708

                                                                      149,835

Pipelines (1.0%):
El Paso Corp.                                           2,521,000      22,538

Radio & Television (1.3%):
Comcast Corp., Class A Special Shares (b)                 967,288      28,535


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Diversified Stock Fund                                       October 31, 2004
(Amounts in Thousands, Except Shares)


                                                       Shares or
                                                       Principal
Security Description                                     Amount       Value

Real Estate Investment Trusts (1.9%):
Equity Office Properties Trust                          1,465,225  $   41,202

Retail -- Department Stores (0.9%):
Kohl's Corp. (b) (c)                                      386,804      19,634

Retail -- Specialty Stores (1.4%):
Tiffany & Co.                                           1,018,000      29,858

Savings & Loans (0.9%):
Washington Mutual, Inc. (c)                               483,000      18,697

Semiconductors (5.9%):
Intel Corp.                                             2,255,000      50,196
Texas Instruments, Inc.                                 3,073,000      75,135

                                                                      125,331

Software & Computer Services (5.5%):
Automatic Data Processing, Inc.                           806,000      34,972
Microsoft Corp.                                         2,940,400      82,302

                                                                      117,274

Telecommunications -- Cellular (1.8%):
Vodafone Group PLC, ADR (c)                             1,534,000      39,562

Telecommunications -- Equipment (2.8%):
LM Ericsson Telephone Co., ADR (b)                        963,000      27,840
Motorola, Inc.                                          1,872,000      32,311

                                                                       60,151

Transportation Services (2.0%):
FedEx Corp. (c)                                           467,000      42,553

Utilities -- Electric (1.6%):
Dominion Resources, Inc. (c)                              527,000      33,897

Total Common Stocks (Cost $1,861,284)                               2,021,866


Short-Term Securities Held as Collateral for Securities Lending (23.6%)

Pool of various securities for Victory Funds --
   footnote 3 (Securities Lending)                     $  504,413     504,413

Total Short-Term Securities Held as
Collateral for Securities Lending                                     504,413

Total Investments (Cost $2,498,037) (a) -- 124.4%                   2,658,619

Liabilities in excess of other assets -- (24.4)%                    (520,984)

NET ASSETS -- 100.0%                                               $2,137,635


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                               Schedules of Investments
Stock Index Fund                                             October 31, 2004
(Amounts in Thousands, Except Shares)


                                                        Shares or
                                                        Principal
Security Description                                     Amount       Value

Commercial Paper (1.3%)

General Electric Capital Corp., 1.84%, 11/1/04           $  1,427    $  1,427

Total Commercial Paper (Cost $1,427)                                    1,427


Common Stocks (97.3%)

Advertising (0.2%):
Interpublic Group of Cos., Inc. (b)                         4,170          51
Omnicom Group, Inc.                                         1,827         144

                                                                          195

Aerospace/Defense (1.9%):
B.F. Goodrich Co.                                           1,135          35
Boeing Co.                                                  8,119         405
General Dynamics Corp.                                      1,951         199
Honeywell International, Inc.                               8,433         284
Lockheed Martin Corp.                                       4,335         239
Northrop Grumman Corp.                                      3,485         180
Raytheon Co., Class B                                       4,436         162
Rockwell Collins, Inc.                                      1,723          61
United Technologies Corp.                                   4,987         463

                                                                        2,028

Airlines (0.1%):
Delta Air Lines, Inc. (b)                                   1,286           7
Southwest Airlines Co.                                      7,646         121

                                                                          128

Aluminum (0.3%):
Alcoa, Inc.                                                 8,519         277

Apparel (0.2%):
Coach, Inc. (b)                                             1,864          87
Jones Apparel Group, Inc.                                   1,241          44
Liz Claiborne, Inc.                                         1,062          43
VF Corp.                                                    1,098          59

                                                                          233

Apparel/Footwear (0.2%):
Nike, Inc., Class B                                         2,566         209
Reebok International Ltd.                                     579          21

                                                                          230

Automotive (0.6%):
AutoNation, Inc. (b)                                        2,571          44
Ford Motor Co.                                             17,608         230
General Motors Corp.                                        5,612         216
Navistar International Corp. (b)                              696          24
PACCAR, Inc.                                                1,668         116

                                                                          630


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Stock Index Fund                                             October 31, 2004
(Amounts in Thousands, Except Shares)


Security Description                                     Shares       Value

Automotive Parts (0.2%):
Dana Corp.                                                  1,461    $     22
Delphi Corp.                                                5,436          46
Eaton Corp.                                                 1,573         100
Genuine Parts Co.                                           1,710          68
Visteon Corp.                                               1,236           9

                                                                          245

Banks (7.7%):
AmSouth Bankcorp                                            3,559          94
Bank of America Corp.                                      39,953       1,790
Bank of New York Co., Inc.                                  7,635         248
BB & T Corp.                                                5,457         224
Comerica, Inc.                                              1,706         105
Fifth Third Bancorp                                         5,538         272
First Horizon National Corp.                                1,211          52
Huntington Bancshares, Inc.                                 2,257          54
J.P. Morgan Chase & Co.                                    34,751       1,342
KeyCorp (d)                                                 4,000         134
M&T Bank Corp.                                              1,150         118
Marshall & Ilsley Corp.                                     2,207          93
Mellon Financial Corp.                                      4,169         120
National City Corp.                                         6,429         251
North Fork Bancorporation, Inc.                             3,069         135
Northern Trust Corp.                                        2,162          92
PNC Financial Services Group, Inc.                          2,780         145
Regions Financial Corp.                                     4,567         160
SouthTrust Corp.                                            3,283         143
State Street Corp.                                          3,342         151
SunTrust Banks, Inc.                                        3,522         248
Synovus Financial Corp.                                     3,017          82
U.S. Bancorp                                               18,331         524
Wachovia Corp.                                             12,959         638
Wells Fargo Co.                                            16,654         996
Zions Bancorporation                                          892          59

                                                                        8,270

Beverages (2.3%):
Anheuser-Busch Cos., Inc.                                   7,928         396
Brown-Forman Corp., Class B                                 1,197          54
Coca Cola Enterprises, Inc.                                 4,742          99
Coca-Cola Co.                                              24,553         999
Coors (Adolph) Co.                                            367          24
Pepsi Bottling Group, Inc.                                  2,476          69
PepsiCo, Inc.                                              16,743         830

                                                                        2,471


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Stock Index Fund                                             October 31, 2004
(Amounts in Thousands, Except Shares)


Security Description                                     Shares       Value

Biotechnology (1.2%):
Amgen, Inc. (b)                                            12,442    $    706
Biogen, Inc. (b)                                            3,346         195
Chiron Corp. (b)                                            1,874          61
Genzyme Corp. (b)                                           2,289         120
Gilead Sciences, Inc. (b)                                   4,131         143
MedImmune, Inc. (b)                                         2,450          70

                                                                        1,295

Brokerage Services (1.3%):
Charles Schwab Corp.                                       13,946         128
Lehman Brothers Holdings, Inc.                              2,705         222
Merrill Lynch & Co., Inc.                                   9,305         502
Morgan Stanley Dean Witter & Co.                           10,889         556

                                                                        1,408

Building Materials (0.3%):
American Standard Cos., Inc. (b)                            2,069          76
Centex Corp.                                                1,200          62
KB Home                                                       450          37
Masco Corp.                                                 4,218         145
Vulcan Materials Co.                                          993          49

                                                                          369

Chemicals -- General (1.5%):
Air Products & Chemicals, Inc.                              2,198         117
Ashland, Inc.                                                 691          40
Dow Chemical Co.                                            9,191         413
E.I. Du Pont de Nemours                                     9,934         427
Eastman Chemical Co.                                          762          36
Englehard Corp.                                             1,209          34
Great Lakes Chemical Corp.                                    502          13
Hercules, Inc. (b)                                          1,082          15
Monsanto Co.                                                2,623         112
PPG Industries, Inc.                                        1,691         108
Praxair, Inc.                                               3,157         133
Rohm & Haas Co.                                             2,197          93
Sigma-Aldrich Corp.                                           668          37

                                                                        1,578

Commercial Services (0.6%):
Cendant Corp.                                              10,014         206
Cintas Corp.                                                1,606          69
Convergys Corp. (b)                                         1,429          19
Ecolab, Inc.                                                2,510          85
Moody's Corp.                                               1,451         113
Paychex, Inc.                                               3,668         120

                                                                          612


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Stock Index Fund                                             October 31, 2004
(Amounts in Thousands, Except Shares)


Security Description                                     Shares       Value

Computers & Peripherals (5.1%):
Apple Computer, Inc. (b)                                    3,638    $    191
Cisco Systems, Inc. (b)                                    68,089       1,307
Computer Sciences Corp. (b)                                 1,883          94
Dell Computer Corp. (b)                                    24,548         861
Electronic Data Systems Corp.                               5,085         108
EMC Corp. (b)                                              23,933         308
Gateway, Inc. (b)                                           3,625          21
Hewlett-Packard Co.                                        30,275         565
International Business Machines Corp.                      16,723       1,500
Lexmark International Group, Inc. (b)                       1,275         106
NCR Corp. (b)                                                 902          51
Network Appliance, Inc. (b)                                 3,464          85
Sun Microsystems, Inc. (b)                                 32,896         149
Symbol Technologies, Inc.                                   2,355          35
Unisys Corp. (b)                                            3,258          35

                                                                        5,416

Construction (0.0%):
Fluor Corp.                                                   822          38

Consumer Products (1.7%):
Clorox Co.                                                  2,095         114
Colgate-Palmolive Co.                                       5,262         235
Fortune Brands, Inc.                                        1,411         103
Newell Rubbermaid, Inc.                                     2,735          59
Procter & Gamble Co.                                       25,061       1,283

                                                                        1,794

Containers & Packaging (0.1%):
Ball Corp.                                                  1,099          44
Bemis, Inc.                                                 1,078          29
Pactiv Corp. (b)                                            1,524          36
Sealed Air Corp. (b)                                          898          44

                                                                          153

Cosmetics & Toiletries (0.9%):
Alberto Culver Co.                                            914          41
Avon Products, Inc.                                         4,610         182
Gillette Co.                                                9,796         407
International Flavor & Fragrance, Inc.                        917          36
Kimberly-Clark Corp.                                        4,866         290

                                                                          956

Distribution/Wholesale (0.2%):
Costco Wholesale Corp.                                      4,544         218

E-Commerce & Services (0.0%):
Monster Worldwide, Inc. (b)                                 1,115          31


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Stock Index Fund                                             October 31, 2004
(Amounts in Thousands, Except Shares)


Security Description                                     Shares       Value

Electrical Equipment (0.3%):
Emerson Electric Co.                                        4,146    $    266
W.W. Grainger, Inc.                                           894          52

                                                                          318

Electronic & Electrical -- General (3.3%):
General Electric Co.                                      103,245       3,523

Electronics (0.5%):
American Power Conversion Corp.                             1,949          38
Applied Biosystems Group                                    1,983          38
JDS Uniphase Corp. (b)                                     14,157          45
Johnson Controls, Inc.                                      1,852         105
Millipore Corp. (b)                                           490          23
Molex, Inc.                                                 1,856          55
Parker-Hannifin Corp.                                       1,168          82
PerkinElmer, Inc.                                           1,256          26
Power-One, Inc. (b)                                           827           6
Sanmina Corp. (b)                                           5,175          41
Solectron Corp. (b)                                         9,957          52
Tektronix, Inc.                                               763          23
Thermo Electron Corp. (b)                                   1,579          46

                                                                          580

Entertainment (0.6%):
Brunswick Corp.                                               934          44
International Game Technology                               3,321         110
Walt Disney Co.                                            20,016         504

                                                                          658

Environmental Control (0.2%):
Allied Waste Industries, Inc. (b)                           3,080          25
Waste Management, Inc.                                      5,716         163

                                                                          188

Financial & Insurance (0.2%):
AMBAC Financial Group, Inc.                                 1,054          82
MBIA, Inc.                                                  1,421          82

                                                                          164

Financial Services (5.7%):
American Express Co.                                       12,468         662
Bear Stearns Cos., Inc.                                     1,020          97
Capital One Financial Corp.                                 2,377         175
CIT Group, Inc.                                             2,085          84
Citigroup, Inc.                                            51,453       2,282
Countrywide Credit Industries, Inc.                         5,560         178
Deluxe Corp.                                                  495          19
E*TRADE Financial Corp. (b)                                 3,701          48
Equifax, Inc.                                               1,343          35
Fannie Mae                                                  9,467         664


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Stock Index Fund                                             October 31, 2004
(Amounts in Thousands, Except Shares)


Security Description                                     Shares       Value

Federal Home Loan Mortgage Corp.                            6,780    $    452
Federated Investors, Inc., Class B                          1,070          31
Franklin Resources, Inc.                                    2,479         150
Goldman Sachs Group, Inc.                                   4,826         475
H&R Block, Inc.                                             1,628          77
Janus Capital Group, Inc.                                   2,360          36
MBNA Corp.                                                 12,408         318
Providian Financial Corp. (b)                               2,914          45
SLM Corp.                                                   4,191         190
T. Rowe Price Group, Inc.                                   1,252          70

                                                                        6,088

Food Distributors, Supermarkets
  & Wholesalers (0.5%):
Albertsons, Inc.                                            3,647          83
Kroger Co. (b)                                              7,333         111
Safeway, Inc. (b)                                           4,507          82
SUPERVALU, Inc.                                             1,337          39
Sysco Corp.                                                 6,242         202
Winn-Dixie Stores, Inc.                                     1,412           5

                                                                          522

Food Processing & Packaging (1.3%):
Archer Daniels Midland Co.                                  6,381         124
Campbell Soup Co.                                           4,029         108
ConAgra, Inc.                                               5,187         137
General Mills, Inc.                                         3,747         166
H.J. Heinz Co.                                              3,434         125
Hershey Foods Corp.                                         2,447         124
Kellogg Co.                                                 4,074         175
McCormick & Co., Inc.                                       1,345          48
Sara Lee Corp.                                              7,797         181
Wm. Wrigley Jr. Co.                                         2,218         145

                                                                        1,333

Forest Products -- Lumber & Paper (0.5%):
Boise Cascade Corp.                                           858          25
Georgia Pacific Corp.                                       2,525          87
International Paper Co.                                     4,823         187
Louisiana Pacific Corp.                                     1,106          27
MeadWestvaco Corp.                                          1,972          62
Temple-Inland, Inc.                                           546          32
Weyerhaeuser Co.                                            2,382         149

                                                                          569

Health Care (1.2%):
Anthem, Inc. (b)                                            1,401         113
HCA, Inc.                                                   4,777         175
Health Management Associates, Inc., Class A                 2,417          50
Humana, Inc. (b)                                            1,584          30
Manor Care, Inc.                                              856          28


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Stock Index Fund                                             October 31, 2004
(Amounts in Thousands, Except Shares)


Security Description                                     Shares       Value

McKesson HBOC, Inc.                                         2,897    $     77
Medtronic, Inc.                                            11,944         611
Wellpoint Health Networks, Inc. (b)                         1,581         154

                                                                        1,238

Heavy Machinery (0.5%):
Caterpillar, Inc.                                           3,350         270
Deere & Co.                                                 2,438         146
Ingersoll-Rand Co.                                          1,695         116

                                                                          532

Homebuilders (0.1%):
Pulte Homes, Inc.                                           1,233          68

Hotels & Motels (0.3%):
Hilton Hotels Corp.                                         3,739          74
Marriott International, Inc., Class A                       2,248         123
Starwood Hotels & Resorts Worldwide, Inc.                   2,034          97

                                                                          294

Household Goods-Appliances,
  Furnishings & Electronics (0.1%):
Leggett & Platt, Inc.                                       1,894          53
Maytag Corp.                                                  791          14
Whirlpool Corp.                                               651          38

                                                                          105

Instruments -- Scientific (0.1%):
Fisher Scientific International, Inc. (b)                   1,137          66
Waters Corp. (b)                                            1,146          47

                                                                          113

Insurance -- Multi-Line (4.0%):
ACE Ltd.                                                    2,766         105
Aetna, Inc.                                                 1,551         147
Aflac, Inc.                                                 5,058         181
Allstate Corp.                                              6,726         323
American International Group, Inc.                         25,530       1,551
AON Corp.                                                   3,119          64
CIGNA Corp.                                                 1,360          86
Cincinnati Financial Corp.                                  1,649          69
Hartford Financial Services Group, Inc.                     2,854         167
Jefferson-Pilot Corp.                                       1,349          65
Lincoln National Corp.                                      1,732          76
Loews Corp.                                                 1,817         109
Marsh & McLennan Cos., Inc.                                 5,053         140
MetLife, Inc.                                               7,555         290
MGIC Investment Corp.                                         972          63
Principal Financial Group                                   3,074         116
Progressive Corp.                                           1,972         184
Prudential Financial, Inc.                                  5,087         236
Safeco Corp.                                                1,238          57


                See notes to schedules of investments and notes to
                           financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Stock Index Fund                                             October 31, 2004
(Amounts in Thousands, Except Shares)


Security Description                                     Shares       Value

Torchmark Corp.                                             1,074    $     58
UnumProvident Corp.                                         2,910          40
XL Capital Ltd.                                             1,348          98

                                                                        4,225

Insurance -- Property, Casualty, Health (0.3%):
Chubb Corp.                                                 1,876         135
St. Paul Cos., Inc.                                         6,441         219

                                                                          354

Internet Business Services (0.8%):
eBay, Inc. (b)                                              6,699         654
Symantec Corp. (b)                                          3,073         175

                                                                          829

Internet Service Provider (0.5%):
Yahoo, Inc. (b)                                            13,385         484

Leisure -- Recreation, Gaming (0.4%):
Carnival Corp.                                              6,131         310
Harrah's Entertainment, Inc.                                1,098          64

                                                                          374

Machine -- Diversified (0.2%):
Cummins Engine, Inc.                                          431          30
Dover Corp.                                                 1,978          78
Rockwell International Corp.                                1,805          75

                                                                          183

Manufacturing -- Capital Goods (0.3%):
Cooper Industries Ltd.                                        920          59
Illinois Tool Works, Inc.                                   2,882         266

                                                                          325

Manufacturing -- Miscellaneous (1.6%):
3M Co.                                                      7,712         598
Corning, Inc. (b)                                          13,463         154
Crane Co.                                                     574          16
Danaher Corp.                                               2,991         165
ITT Industries, Inc.                                          900          73
Pall Corp.                                                  1,240          32
Textron, Inc.                                               1,357          92
Tyco International Ltd.                                    19,860         619

                                                                        1,749

Media (1.4%):
Time Warner, Inc. (b)                                      44,669         743
Univision Communications, Inc. (b)                          3,230         100
Viacom, Inc., Class B                                      17,043         622

                                                                        1,465


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Stock Index Fund                                             October 31, 2004
(Amounts in Thousands, Except Shares)


Security Description                                     Shares       Value

Medical Services (0.9%):
Caremark Rx, Inc. (b)                                       4,596    $    138
Express Scripts, Inc. (b)                                     757          48
Laboratory Corp. of America Holdings (b)                    1,375          63
Medco Health Solutions, Inc. (b)                            2,702          92
Quest Diagnostics, Inc.                                     1,007          88
Tenet Healthcare Corp. (b)                                  4,568          49
UnitedHealth Group, Inc.                                    6,660         482

                                                                          960

Medical Supplies (1.4%):
Bausch & Lomb, Inc.                                           526          32
Baxter International, Inc.                                  6,111         188
Becton Dickinson & Co.                                      2,489         131
Biomet, Inc.                                                2,480         116
Boston Scientific Corp. (b)                                 8,414         297
C.R. Bard, Inc.                                             1,031          59
Guidant Corp.                                               3,183         212
St. Jude Medical, Inc. (b)                                  1,779         136
Stryker Corp.                                               3,863         166
Zimmer Holdings, Inc. (b)                                   2,420         188

                                                                        1,525

Medical -- Information Systems (0.0%):
IMS Health, Inc.                                            2,310          49

Metals -- Fabrication (0.0%):
Worthington Industries, Inc.                                  859          17

Mining (0.2%):
Newmont Mining Corp.                                        4,533         215

Motorcycles (0.2%):
Harley-Davidson, Inc.                                       2,973         171

Newspapers (0.4%):
Gannett Co., Inc.                                           2,638         219
Knight-Ridder, Inc.                                           771          53
New York Times Co., Class A                                 1,454          58
Tribune Co.                                                 3,095         134

                                                                          464

Office Equipment & Supplies (0.5%):
Avery Dennison Corp.                                        1,080          66
Office Depot, Inc. (b)                                      3,057          49
Pitney Bowes, Inc.                                          2,275         100
Staples, Inc.                                               4,971         148
Xerox Corp. (b)                                             8,088         119

                                                                          482


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Stock Index Fund                                             October 31, 2004
(Amounts in Thousands, Except Shares)


Security Description                                     Shares       Value

Oil & Gas Exploration, Production & Services (1.1%):
Anadarko Petroleum Corp.                                    2,454    $    166
Apache Corp.                                                3,146         160
Burlington Resource, Inc.                                   3,845         160
Devon Energy Corp.                                          2,357         173
EOG Resources, Inc.                                         1,152          77
Kerr-McGee Corp.                                            1,459          86
Nabors Industries Ltd. (b)                                  1,463          72
Noble Corp. (b)                                             1,282          59
Rowan Cos., Inc. (b)                                        1,037          26
Transocean, Inc. (b)                                        3,090         109
Unocal Corp.                                                2,571         107

                                                                        1,195

Oil Marketing & Refining (0.2%):
Sunoco, Inc.                                                  732          54
Valero Energy Corp.                                         2,528         109

                                                                          163

Oil -- Integrated Companies (4.9%):
Amerada Hess Corp.                                            890          72
ChevronTexaco Corp.                                        20,868       1,107
ConocoPhillips                                              6,759         570
Exxon Mobil Corp.                                          63,621       3,131
Marathon Oil Corp.                                          3,377         129
Occidental Petroleum Corp.                                  3,807         213

                                                                        5,222

Oilfield Services & Equipment (0.7%):
Baker Hughes, Inc.                                          3,262         140
BJ Services Co.                                             1,599          82
Halliburton Co.                                             4,307         160
Schlumberger Ltd.                                           5,734         360

                                                                          742

Paint, Varnishes, Enamels (0.1%):
Sherwin-Williams Co.                                        1,386          59

Pharmaceuticals (7.3%):
Abbott Laboratories                                        15,314         653
Allergan, Inc.                                              1,285          92
AmerisourceBergen Corp.                                     1,106          61
Bristol-Myers Squibb Co.                                   19,029         446
Cardinal Health, Inc.                                       4,200         196
Eli Lilly & Co.                                            11,310         621
Forest Laboratories, Inc. (b)                               3,648         163
Hospira, Inc. (b)                                           1,550          49
Johnson & Johnson                                          29,205       1,705
King Pharmaceuticals, Inc. (b)                              2,351          26


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Stock Index Fund                                             October 31, 2004
(Amounts in Thousands, Except Shares)


Security Description                                     Shares       Value

Merck & Co., Inc.                                          22,141    $    693
Mylan Laboratories, Inc.                                    2,588          45
Pfizer, Inc.                                               75,368       2,182
Schering-Plough Corp.                                      14,562         264
Watson Pharmaceuticals, Inc. (b)                            1,016          28
Wyeth                                                      13,086         519

                                                                        7,743

Photography (0.1%):
Eastman Kodak Co.                                           2,638          80

Pipelines (0.2%):
El Paso Corp.                                               6,191          55
Kinder Morgan, Inc.                                         1,211          79
Williams Cos., Inc.                                         5,466          68

                                                                          202

Primary Metal & Mineral Production (0.1%):
Freeport-McMoRan Copper & Gold, Inc., Class B               1,740          63
Phelps Dodge Corp.                                            941          82

                                                                          145

Publishing (0.3%):
Dow Jones & Co., Inc.                                         801          35
McGraw-Hill Cos., Inc.                                      1,860         161
Meredith Corp.                                                491          24
R.R. Donnelley & Sons Co.                                   2,130          67

                                                                          287

Radio & Television (0.8%):
Clear Channel Communications, Inc.                          5,803         194
Comcast Corp., Class A Special Shares (b)                  21,810         643

                                                                          837

Railroads (0.5%):
Burlington Northern/Santa Fe, Inc.                          3,609         151
CSX Corp.                                                   2,103          77
Norfolk Southern Corp.                                      3,799         129
Union Pacific Corp.                                         2,564         161

                                                                          518

Real Estate Investment Trusts (0.5%):
Apartment Investment & Management Co., Class A                932          34
Equity Office Properties Trust                              3,932         111
Equity Residential Properties Trust                         2,772          92
Plum Creek Timber Co., Inc.                                 1,779          65
ProLogis                                                    1,770          69
Simon Property Group, Inc.                                  2,176         127

                                                                          498


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Stock Index Fund                                             October 31, 2004
(Amounts in Thousands, Except Shares)


Security Description                                     Shares       Value

Restaurants (0.7%):
Darden Restaurants, Inc.                                    1,546    $     38
McDonald's Corp.                                           12,376         361
Starbucks Corp. (b)                                         3,879         205
Wendy's International, Inc.                                 1,131          38
Yum! Brands, Inc.                                           2,855         124

                                                                          766

Retail (2.8%):
Best Buy Co., Inc.                                          3,160         187
Dollar General Corp.                                        3,234          62
Target Corp.                                                9,012         451
Wal-Mart Stores, Inc.                                      42,203       2,276

                                                                        2,976

Retail -- Discount (0.1%):
Big Lots, Inc. (b)                                          1,119          14
Family Dollar Stores, Inc.                                  1,647          49

                                                                           63

Retail -- Department Stores (0.6%):
Dillard's, Inc., Class A                                      804          16
Federated Department Stores, Inc.                           1,771          89
J.C. Penney Co., Inc.                                       2,856          99
Kohl's Corp. (b)                                            3,481         177
May Department Stores Co.                                   2,893          75
Nordstrom, Inc.                                             1,384          60
Sears, Roebuck & Co.                                        2,084          73

                                                                          589

Retail -- Drug Stores (0.5%):
CVS Corp.                                                   3,872         168
Walgreen Co.                                               10,151         365

                                                                          533

Retail -- Specialty Stores (1.9%):
AutoZone, Inc. (b)                                            821          67
Bed Bath & Beyond, Inc. (b)                                 2,879         117
Circuit City Stores, Inc.                                   1,879          31
Gap, Inc.                                                   8,926         178
Home Depot, Inc.                                           21,634         890
Limited, Inc.                                               4,575         113
Lowe's Cos., Inc.                                           7,602         428
Radioshack Corp.                                            1,577          47
Tiffany & Co.                                               1,466          43
TJX Cos., Inc.                                              4,848         116
Toys "R" Us, Inc. (b)                                       2,097          38

                                                                        2,068


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Stock Index Fund                                             October 31, 2004
(Amounts in Thousands, Except Shares)


Security Description                                     Shares       Value

Rubber & Rubber Products (0.0%):
Cooper Tire & Rubber Co.                                      760    $     15
Goodyear Tire & Rubber Co. (b)                              1,734          17

                                                                           32

Savings & Loans (0.5%):
Golden West Financial Corp.                                 1,486         174
Sovereign Bancorp, Inc.                                     3,369          73
Washington Mutual, Inc.                                     8,560         331

                                                                          578

Schools & Educational Services (0.1%):
Apollo Group, Inc. (b)                                      1,910         126

Semiconductors (3.0%):
Advanced Micro Devices, Inc. (b)                            3,400          57
Altera Corp. (b)                                            3,654          83
Analog Devices, Inc.                                        3,671         148
Applied Materials, Inc. (b)                                16,779         270
Applied Micro Circuits Corp. (b)                            3,163          12
Broadcom Corp. (b)                                          3,152          85
Intel Corp.                                                64,076       1,427
KLA-Tencor Corp. (b)                                        1,943          88
Linear Technology Corp.                                     2,987         113
LSI Logic Corp. (b)                                         3,903          18
Maxim Integrated Products, Inc.                             3,146         138
Micron Technology, Inc. (b)                                 5,855          71
National Semiconductor Corp.                                3,420          57
Novellus Systems, Inc. (b)                                  1,415          37
NVIDIA Corp. (b)                                            1,536          22
PMC-Sierra, Inc. (b)                                        1,766          18
QLogic Corp. (b)                                              897          29
Teradyne, Inc. (b)                                          1,949          32
Texas Instruments, Inc.                                    17,180         421
Xilinx, Inc.                                                3,344         102

                                                                        3,228

Software & Computer Services (5.1%):
Adobe Systems, Inc.                                         2,339         131
Affiliated Computer Services, Inc., Class A (b)             1,293          71
Autodesk, Inc.                                              1,100          58
Automatic Data Processing, Inc.                             5,799         252
BMC Software, Inc. (b)                                      2,208          42
Citrix Systems, Inc. (b)                                    1,608          39
Computer Associates International, Inc.                     5,686         158
Compuware Corp. (b)                                         3,861          22
Electronic Arts, Inc. (b)                                   2,955         133
First Data Corp.                                            8,487         350
Fiserv, Inc. (b)                                            1,951          69


               See notes to schedules of investments and notes to
                           financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Stock Index Fund                                             October 31, 2004
(Amounts in Thousands, Except Shares)


Security Description                                     Shares       Value

Intuit, Inc. (b)                                            1,887    $     86
Mercury Interactive Corp. (b)                                 919          40
Microsoft Corp.                                           107,415       3,006
Novell, Inc. (b)                                            3,698          27
Oracle Corp. (b)                                           50,470         638
Parametric Technology Corp. (b)                             2,643          14
Peoplesoft, Inc. (b)                                        3,559          74
Siebel Systems, Inc. (b)                                    4,877          46
SunGard Data Systems, Inc. (b)                              2,944          78
VERITAS Software Corp. (b)                                  4,316          94

                                                                        5,428

Staffing (0.0%):
Robert Half International, Inc.                             1,655          44

Steel (0.1%):
Allegheny Technologies, Inc.                                  932          16
Nucor Corp.                                                 1,534          64
United States Steel Corp.                                   1,115          41

                                                                          121

Telecommunications (0.2%):
AT&T Corp.                                                  7,689         132
Citizens Communications Co.                                 3,242          43
Qwest Communications International, Inc. (b)               18,112          62

                                                                          237

Telecommunications -- Equipment (1.5%):
ADC Telecommunications, Inc. (b)                            8,525          19
Agilent Technologies, Inc. (b)                              4,733         119
Andrew Corp. (b)                                            1,554          22
Avaya, Inc. (b)                                             4,197          60
Comverse Technology, Inc. (b)                               1,901          39
Jabil Circuit, Inc. (b)                                     1,972          48
Lucent Technologies, Inc. (b)                              43,518         154
Motorola, Inc.                                             22,491         388
QUALCOMM, Inc.                                             16,968         710
Scientific-Atlanta, Inc.                                    1,557          43
Tellabs, Inc. (b)                                           4,127          33

                                                                        1,635

Telecommunications -- Services & Equipment (0.0%):
CIENA Corp. (b)                                             5,763          14

Tobacco & Tobacco Products (1.1%):
Altria Group, Inc.                                         20,495         994
Reynolds American, Inc.                                     1,502         103
UST, Inc.                                                   1,638          67

                                                                        1,164


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Stock Index Fund                                             October 31, 2004
(Amounts in Thousands, Except Shares)


Security Description                                     Shares       Value

Tools & Hardware Manufacturing (0.1%):
Black & Decker Corp.                                          789    $     63
Snap-on, Inc.                                                 567          17
Stanley Works                                                 802          36

                                                                          116

Toys (0.1%):
Hasbro, Inc.                                                1,743          31
Mattel, Inc.                                                4,088          71

                                                                          102

Transportation Services (1.1%):
FedEx Corp.                                                 2,916         266
United Parcel Service, Inc.                                10,999         871

                                                                        1,137

Travel Services (0.0%):
Sabre Holdings Corp.                                        1,364          29

Trucking & Leasing (0.0%):
Ryder Systems, Inc.                                           623          31

Utilities -- Electric (2.7%):
AES Corp. (b)                                               6,271          68
Allegheny Energy, Inc. (b)                                  1,348          25
Ameren Corp.                                                1,891          91
American Electric Power Co.                                 3,879         128
Calpine Corp. (b)                                           5,226          13
CenterPoint Energy, Inc.                                    2,959          31
Cinergy Corp.                                               1,768          70
CMS Energy Corp. (b)                                        1,869          17
Consolidated Edison Co. of New York, Inc.                   2,349         102
Constellation Energy Group, Inc.                            1,704          69
Dominion Resources, Inc.                                    3,276         211
DTE Energy Co.                                              1,701          73
Duke Energy Corp.                                           9,170         225
Dynergy, Inc. (b)                                           3,746          18
Edison International                                        3,217          98
Entergy Corp.                                               2,254         147
Exelon Corp.                                                6,396         254
FirstEnergy Corp.                                           3,241         134
FPL Group, Inc.                                             1,824         126
NiSource, Inc.                                              2,560          55
PG&E Corp. (b)                                              3,965         127
Pinnacle West Capital Corp.                                   900          38
PPL Corp.                                                   1,848          96
Progress Energy, Inc.                                       2,402          99
Public Service Enterprise Group                             2,319          99
Southern Co.                                                7,193         227


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Stock Index Fund                                             October 31, 2004
(Amounts in Thousands, Except Shares)


                                                         Shares or
                                                         Principal
Security Description                                      Amount       Value

TECO Energy, Inc.                                           1,934    $     27
TXU Corp.                                                   2,842         174
Xcel Energy, Inc.                                           3,923          67

                                                                        2,909

Utilities -- Natural Gas (0.2%):
KeySpan Corp.                                               1,565          63
NICOR, Inc.                                                   430          16
Peoples Energy Corp.                                          365          16
Sempra Energy                                               2,277          76

                                                                          171

Utilities -- Telecommunications (2.7%):
Alltel Corp.                                                3,044         167
BellSouth Corp.                                            17,910         478
CenturyTel, Inc.                                            1,315          42
SBC Communications, Inc.                                   32,385         818
Sprint FON Group                                           13,906         291
Verizon Communications, Inc.                               27,145       1,062

                                                                        2,858

Wireless Communications (0.3%):
Nextel Communications, Inc., Class A (b)                   11,116         294

Total Common Stocks (Cost $47,947)                                    103,679


U.S. Treasury Bills (1.4%)

1.63%, 12/16/04 (e)                                      $  1,500       1,497

Total U.S. Treasury Bills (Cost $1,497)                                 1,497

Total Investments (Cost $50,871) (a)-- 100.0%                         106,603

Other assets in excess of liabilities-- 0.0%                                9

NET ASSETS-- 100.0%                                                  $106,612


                                                         Number of
                                                         Contracts     Value
Futures Contracts

S&P 500 Index, expiring December 16, 2004                    13        $3,673

Total Futures (Cost $3,643)                                            $3,673


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                               Schedules of Investments
Growth Fund                                                  October 31, 2004
(Amounts in Thousands, Except Shares)


                                                       Shares or
                                                       Principal
Security Description                                     Amount       Value

Commercial Paper (1.5%)

General Electric Capital Corp., 1.84%, 11/1/04           $  1,240     $ 1,240

Total Commercial Paper (Cost $1,240)                                    1,240


Common Stocks (98.5%)

Aerospace/Defense (4.1%):
Boeing Co.                                                 27,700       1,382
United Technologies Corp.                                  21,700       2,014

                                                                        3,396

Banks (2.9%):
U.S. Bancorp                                               29,300         838
Wachovia Corp. (c)                                         31,200       1,536

                                                                        2,374

Beverages (2.9%):
Anheuser-Busch Cos., Inc.                                   5,700         285
Coca-Cola Co.                                              23,900         972
PepsiCo, Inc.                                              21,900       1,085

                                                                        2,342

Biotechnology (3.8%):
Amgen, Inc. (b)                                            47,700       2,709
Gilead Sciences, Inc. (b)                                  11,400         395

                                                                        3,104

Chemicals -- General (2.4%):
E.I. Du Pont de Nemours                                    34,500       1,479
Praxair, Inc.                                              10,900         460

                                                                        1,939

Computers & Peripherals (9.7%):
Apple Computer, Inc. (b)                                   11,600         609
Cisco Systems, Inc. (b)                                   107,600       2,067
Dell Computer Corp. (b)                                    47,300       1,658
EMC Corp. (b)                                              49,600         638
International Business Machines Corp.                      33,200       2,981

                                                                        7,953

Consumer Products (1.4%):
Procter & Gamble Co.                                       22,600       1,157

Cosmetics & Toiletries (0.5%):
Avon Products, Inc.                                         9,700         384

Electrical Equipment (1.9%):
Emerson Electric Co.                                       24,000       1,537

Electronic & Electrical -- General (5.1%):
General Electric Co.                                      122,100       4,166


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Growth Fund                                                  October 31, 2004
(Amounts in Thousands, Except Shares)


Security Description                                     Shares       Value

Financial Services (6.1%):
American Express Co.                                       30,000     $ 1,592
Citigroup, Inc.                                            13,700         608
Fannie Mae                                                 21,500       1,508
Goldman Sachs Group, Inc.                                  12,800       1,259

                                                                        4,967

Food Processing & Packaging (0.7%):
General Mills, Inc.                                         6,100         270
Wm. Wrigley Jr. Co.                                         5,200         340

                                                                          610

Health Care (2.0%):
Medtronic, Inc.                                            32,900       1,682

Heavy Machinery (1.5%):
Caterpillar, Inc.                                          14,900       1,200

Insurance -- Multi-Line (1.0%):
American International Group, Inc.                         13,600         826
Internet Business Services (3.9%):
eBay, Inc. (b)                                             15,200       1,484
Symantec Corp. (b) (c)                                     30,800       1,753

                                                                        3,237

Internet Service Provider (2.3%):
Yahoo, Inc. (b) (c)                                        53,300       1,929

Manufacturing-- Miscellaneous (1.3%):
3M Co.                                                     14,100       1,094

Medical Supplies (2.1%):
Becton Dickinson & Co.                                      6,600         347
Boston Scientific Corp. (b)                                27,300         963
Zimmer Holdings, Inc. (b)                                   4,900         380

                                                                        1,690

Office Equipment & Supplies (1.8%):
Pitney Bowes, Inc.                                          9,700         424
Staples, Inc. (c)                                          35,100       1,044

                                                                        1,468

Oilfield Services & Equipment (3.3%):
Halliburton Co.                                            23,800         882
Schlumberger Ltd. (c)                                      29,000       1,825

                                                                        2,707


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Growth Fund                                                  October 31, 2004
(Amounts in Thousands, Except Shares)


Security Description                                     Shares       Value

Pharmaceuticals (11.5%):
Abbott Laboratories                                        25,900     $ 1,104
Bristol-Myers Squibb Co. (c)                               25,300         593
Eli Lilly & Co.                                            17,001         934
Forest Laboratories, Inc. (b) (c)                          12,600         562
Johnson & Johnson                                          42,500       2,481
Pfizer, Inc.                                               83,700       2,423
Wyeth                                                      35,000       1,388

                                                                        9,485

Restaurants (1.5%):
McDonald's Corp.                                           41,400       1,207

Retail (2.9%):
Target Corp.                                               12,700         635
Wal-Mart Stores, Inc.                                      31,900       1,720

                                                                        2,355

Retail -- Department Stores (1.6%):
Kohl's Corp. (b) (c)                                       26,300       1,335

Retail-- Drug Stores (0.9%):
Walgreen Co.                                               21,600         775

Retail -- Specialty Stores (0.9%):
Home Depot, Inc.                                           18,300         752

Semiconductors (5.7%):
Altera Corp. (b) (c)                                       30,400         691
Analog Devices, Inc.                                       25,700       1,035
Intel Corp.                                               115,800       2,577
Maxim Integrated Products, Inc.                             8,900         392

                                                                        4,695

Software & Computer Services (7.3%):
Affiliated Computer Services, Inc., Class A (b)            17,800         971
First Data Corp.                                           14,700         607
Microsoft Corp.                                           140,000       3,919
Oracle Corp. (b)                                           38,100         482

                                                                        5,979

Telecommunications -- Equipment (0.7%):
QUALCOMM, Inc.                                             14,500         606

Transportation Services (1.8%):
United Parcel Service, Inc. (c)                            18,500       1,465

Utilities -- Telecommunications (1.3%):
Verizon Communications, Inc.                               26,600       1,040

Wireless Communications (1.7%):
Nextel Communications, Inc., Class A (b)                   51,500       1,364

Total Common Stocks (Cost $79,831)                                     80,820


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Growth Fund                                                  October 31, 2004
(Amounts in Thousands)


                                                        Principal
Security Description                                     Amount       Value

Short-Term Securities Held as Collateral for Securities Lending (12.9%)

Pool of various securities
   for Victory Funds -- footnote 3
   (Securities Lending)                                  $ 10,610     $10,610

Total Short-Term Securities Held
as Collateral for Securities Lending                                   10,610

Total Investments (Cost $91,681) (a) -- 112.9%                         92,670

Other liabilities in excess of assets -- (12.9)%                     (10,580)

NET ASSETS -- 100.0%                                                  $82,090


Notes to Schedules of Investments

(a) Represents cost for financial reporting purposes.

                            Cost of                                   Net
                         Investments      Gross        Gross      Unrealized
                         for Federal   Unrealized   Unrealized   Appreciation/
                         Tax Purposes Appreciation Depreciation (Depreciation)

Value Fund               $  241,697     $ 41,888     $ (3,061)    $ 38,827
Diversified Stock Fund    2,505,961      228,246      (75,588)     152,658
Stock Index Fund             67,341       41,626       (2,364)      39,262
Growth Fund                  91,915        6,887       (6,132)         755


(b) Non-income producing securities.

(c) All or a portion of the security is on loan.

(d) Investment in affiliate.

(e) Serves as collateral for futures contracts.

(f) All or a portion of the security is pledged as collateral for call options written.

ADR -- American Depositary Receipts


              See notes to schedules of investments and notes to
                            financial statements.



                                         Statements of Assets and Liabilities
The Victory Portfolios                                       October 31, 2004
(Amounts in Thousands, Except Per Share Amounts)


                                                                               Diversified        Stock
                                                                 Value           Stock            Index          Growth
                                                                 Fund             Fund             Fund           Fund

ASSETS:
Investments, at value (Cost $240,017;
   $2,498,037; $50,871; $91,681)                               $280,524        $2,658,619        $106,603       $ 92,670
Cash                                                                 75                50              62             59
Interest and dividends receivable                                   346             1,465             121             78
Receivable for capital shares issued                                 --               668              --             --
Receivable from brokers for investments sold                      2,987            20,874              --             --
Receivable from administrator                                         1                11               1             --<F1>
Net receivable for variation margin on futures contracts             --                --               9             --
Prepaid expenses                                                     19                10               6             18

         Total Assets                                           283,952         2,681,697         106,802         92,825

LIABILITIES:
Options written, at value (premiums received $520)                  818                --              --             --
Short term line of credit payable                                   348                --              --             --
Payable to brokers for investments purchased                         38            37,547              63             --
Payable for capital shares redeemed                                  --                33              --             --
Payable for return of collateral received                        47,718           504,413              --         10,610
Accrued expenses and other payables:
     Investment advisory fees                                       149             1,100              22             55
     Administration fees                                              5                43              --<F1>          2
     Custodian fees                                                   5                39               9              5
     Accounting fees                                                  1                --<F1>           9             --<F1>
     Transfer agent fees                                             21               211              44             34
     Shareholder service fees -- Class A Shares                      48               381              11             17
     Shareholder service fees -- Class R Shares                      --                --               4             --
     12b-1 fees -- Class C Shares                                    --<F1>            60              --             --<F1>
     12b-1 fees -- Class R Shares                                     3                96              --              2
     Other                                                           12               139              28             10

         Total Liabilities                                       49,166           544,062             190         10,735

NET ASSETS:
Capital                                                         237,354         2,016,501         136,863        131,032
Accumulated undistributed net investment income                     152               479              91             --
Net unrealized appreciation from investments,
   futures, and options                                          40,209           160,582          55,762            989
Accumulated net realized losses from investment
   transactions, futures, options, and redemptions in-kind      (42,929)          (39,927)        (86,104)       (49,931)

         Net Assets                                            $234,786        $2,137,635        $106,612       $ 82,090

Net Assets
     Class A Shares                                            $227,185        $1,834,238        $ 88,330       $ 76,803
     Class C Shares                                                 334            74,036              --            120
     Class R Shares                                               7,267           229,361          18,282          5,167

         Total                                                 $234,786        $2,137,635        $106,612       $ 82,090

Outstanding units of beneficial interest (shares)
     Class A Shares                                              17,683           119,453           5,263          4,635
     Class C Shares                                                  26             4,859              --              7
     Class R Shares                                                 566            15,046           1,090            316

         Total                                                   18,275           139,358           6,353          4,958

Net asset value
     Redemption price per share -- Class A Shares              $  12.85        $    15.36        $  16.78       $  16.57
     Offering and redemption price per share --
       Class C Shares <F2>                                     $  12.83        $    15.24              --       $  16.42
     Offering and redemption price per share --
       Class R Shares                                          $  12.83        $    15.24        $  16.77       $  16.35

Maximum sales charge -- Class A Shares                             5.75%             5.75%           5.75%          5.75%

Maximum offering price per share
   (100%/(100%-maximum sales charge) of net asset
   value adjusted to nearest cent) -- Class A Shares           $  13.63        $    16.30        $  17.80       $  17.58


<F1> Rounds to less than $1,000.

<F2> Redemption price per share varies by length of time shares are held.




                      See notes to financial statements.


                                                     Statements of Operations
The Victory Portfolios                    For the Year Ended October 31, 2004
(Amounts in Thousands)


                                                                Diversified      Stock
                                                   Value           Stock         Index       Growth
                                                   Fund            Fund          Fund         Fund

Investment Income:
Interest income                                   $    56        $  1,023       $  105      $     40
Dividend income                                     4,756          27,758        1,731         4,001
Income from securities lending, net                    29             163           --            21

     Total Income                                   4,841          28,944        1,836         4,062

Expenses:
Investment advisory fees                            1,769          10,671          373         2,298
Administration fees                                   291           2,114          138           378
Shareholder service fees -- Class A Shares            568           3,622           91           752
Shareholder service fees -- Class R Shares             --              --           49            --
12b-1 fees -- Class C Shares                            2             424           --             1
12b-1 fees -- Class R Shares                           43           1,104           --            28
Accounting fees                                        88              95           89            89
Custodian fees                                         52             339           59            73
Legal and audit fees                                   36             262           17            47
Trustees' fees and other officer expenses              13             100            6            18
Transfer agent fees                                    83           1,192          156           127
Registration and filing fees                           32              72           29            34
Printing fees                                          11             247           11             7
Other                                                  24              95           38            20

     Total Expenses                                 3,012          20,337        1,056         3,872

Expenses reduced by administrator                      --              --         (131)           (2)

     Expenses before reimbursement
       from administrator                           3,012          20,337          925         3,870
     Expenses reimbursed by administrator             (41)           (265)        (107)          (59)

     Net Expenses                                   2,971          20,072          818         3,811

Net Investment Income                               1,870           8,872        1,018           251

Realized/Unrealized Gains (Losses) from
   Investments, Futures, Written Options,
   and Redemptions In-Kind:
Net realized gains from
   investment transactions                         28,198         125,785          802        30,801
Net realized gains from futures transactions           --              --        1,281            --
Net realized gains from written options               354              --           --            --
Net realized gains from redemptions in-kind            --              --           --        17,195
Net change in unrealized appreciation/
   depreciation from investments,
   futures, and written options                      (196)         46,257        6,206       (42,485)

Net realized/unrealized gains from
   investments, futures, written options
   and redemptions in-kind                         28,356         172,042        8,289         5,511

Change in net assets resulting
   from operations                                $30,226        $180,914       $9,307      $  5,762


                      See notes to financial statements.


The Victory Portfolios                    Statements of Changes in Net Assets
(Amounts in Thousands)


                                                              Value                     Diversified Stock
                                                              Fund                           Fund

                                                      Year          Year               Year             Year
                                                     Ended          Ended             Ended            Ended
                                                   October 31,    October 31,       October 31,      October 31,
                                                      2004           2003              2004             2003

From Investment Activities:
Operations:
     Net investment income                         $  1,870       $   2,320        $    8,872       $    6,791
     Net realized gains (losses) from
       investment transactions
       and written options                           28,552         (29,596)          125,785          (18,005)
     Net change in unrealized appreciation/
       depreciation from investments
       and written options                             (196)         66,011            46,257          262,219

Change in net assets resulting
   from operations                                   30,226          38,735           180,914          251,005

Distributions to Shareholders:
     From net investment income by class:
         Class A Shares                              (1,968)         (2,197)           (8,716)          (6,088)
         Class C Shares                                  (1)             --<F1>           (43)             (17)
         Class R Shares                                 (49)            (69)             (443)            (604)

Change in net assets from
   distributions to shareholders                     (2,018)         (2,266)           (9,202)          (6,709)

Capital Transactions:
     Proceeds from shares issued                     17,804          47,413           975,979          491,227
     Proceeds from shares
       exchanged from Class B                            --              --                --           37,579
     Dividends reinvested                             1,787           2,017             6,611            5,535
     Cost of shares exchanged to Class A                 --              --                --          (37,579)
     Cost of shares redeemed                        (50,089)       (179,213)         (381,562)        (479,418)

Change in net assets from
   capital transactions                             (30,498)       (129,783)          601,028           17,344

Change in net assets                                 (2,290)        (93,314)          772,740          261,640

Net Assets:
     Beginning of period                            237,076         330,390         1,364,895        1,103,255

     End of period                                 $234,786       $ 237,076        $2,137,635       $1,364,895

Share Transactions:
     Issued                                           1,450           4,781            65,401           39,793
     Issued in connection with
       exchange from Class B Shares                      --              --                --            3,340
     Reinvested                                         145             203               444              475
     Redeemed in connection with
       exchange to Class A Shares                        --              --                --           (3,556)
     Redeemed                                        (4,105)        (18,433)          (25,961)         (41,752)

Change in Shares                                     (2,510)        (13,449)           39,884           (1,700)

Accumulated undistributed
   net investment income                           $    152       $     300        $      479       $      809


<F1> Rounds to less than $1,000.




                      See notes to financial statements.


The Victory Portfolios                    Statements of Changes in Net Assets
(Amounts in Thousands)


                                                         Stock Index                              Growth
                                                            Fund                                   Fund

                                                  Year               Year                Year                Year
                                                  Ended              Ended               Ended               Ended
                                                October 31,       October 31,          October 31,         October 31,
                                                  2004               2003                 2004                2003

From Investment Activities:
Operations:
     Net investment income                      $  1,018           $   1,429            $     251            $    534
     Net realized gains (losses)
       from investment transactions,
       futures transactions, and
       redemptions in-kind                         2,083              (3,693)              47,996             (28,345)
     Net change in unrealized
       appreciation/depreciation
       from investments and futures                6,206              20,005              (42,485)             67,862

Change in net assets resulting
   from operations                                 9,307              17,741                5,762              40,051

Distributions to Shareholders:
     From net investment income by class:
         Class A Shares                             (892)             (1,506)                (356)               (451)
         Class C Shares                               --                  --                   --                  --<F1>
         Class R Shares                             (141)               (187)                  --<F1>              (6)

Change in net assets from
   distributions to shareholders                  (1,033)             (1,693)                (356)               (457)

Capital Transactions:
     Proceeds from shares issued                  21,342              34,926               27,754              75,232
     Dividends reinvested                            736               1,347                  309                 420
     Cost of shares redeemed                     (33,885)           (299,632)            (286,715)            (75,959)

Change in net assets from
   capital transactions                          (11,807)           (263,359)            (258,652)               (307)

Change in net assets                              (3,533)           (247,311)            (253,246)             39,287

Net Assets:
     Beginning of period                         110,145             357,456              335,336             296,049

     End of period                              $106,612           $ 110,145            $  82,090            $335,336

Share Transactions:
     Issued                                        1,297               2,573                1,683               5,142
     Reinvested                                       45                 101                   19                  30
     Redeemed                                     (2,057)            (22,841)             (17,567)             (5,277)

Change in Shares                                    (715)            (20,167)             (15,865)               (105)

Accumulated undistributed
   net investment income                        $     91           $     106             $     --            $     77


<F1> Rounds to less than $1,000.




                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                                Value Fund

                                                                              Class A Shares

                                                  Year             Year             Year             Year              Year
                                                 Ended            Ended            Ended            Ended             Ended
                                               October 31,      October 31,     October 31,       October 31,       October 31,
                                                  2004             2003             2002             2001              2000

Net Asset Value, Beginning of Period            $  11.41         $   9.65         $  12.93         $  18.06         $  18.84

Investment Activities:
     Net investment income                          0.10             0.10             0.10             0.10             0.09
     Net realized and unrealized gains
       (losses) on investments                      1.45             1.75            (2.04)           (2.58)            1.37

         Total from Investment Activities           1.55             1.85            (1.94)           (2.48)            1.46

Distributions
     Net investment income                         (0.11)           (0.09)           (0.09)           (0.09)           (0.09)
     Net realized gains                               --               --            (1.25)           (2.56)           (2.15)

         Total Distributions                       (0.11)           (0.09)           (1.34)           (2.65)           (2.24)

Net Asset Value, End of Period                  $  12.85         $  11.41         $   9.65         $  12.93         $  18.06

Total Return (excludes sales charges)              13.70%           19.23%          (17.21)%         (15.61)%           8.33%

Ratios/Supplemental Data:
Net Assets at end of period (000)               $227,185         $227,586         $319,613         $451,545         $564,111
Ratio of expenses to average net assets             1.25%            1.25%            1.17%            1.15%            1.19%
Ratio of net investment income
   to average net assets                            0.80%            0.95%            0.84%            0.66%            0.49%
Ratio of expenses to
   average net assets<F1>                           <F2>             <F2>             1.20%            1.21%            1.24%
Ratio of net investment income
   to average net assets<F1>                        <F2>             <F2>             0.81%            0.60%            0.44%
Portfolio turnover <F3>                               86%              97%              40%              51%              34%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> There were no fee reductions during the period.

<F3> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued
For a Share Outstanding Throughout Each Period


                                                                       Value Fund

                                                                     Class C Shares

                                                                                    March 1,
                                                                 Year                2003
                                                                Ended               through
                                                              October 31,         October 31,
                                                                 2004               2003<F2>

Net Asset Value, Beginning of Period                            $11.40              $ 9.13

Investment Activities:
     Net investment income                                        0.05                0.06
     Net realized and unrealized gains on investments             1.44                2.27

         Total from Investment Activities                         1.49                2.33

Distributions
     Net investment income                                       (0.06)              (0.06)

         Total Distributions                                     (0.06)              (0.06)

Net Asset Value, End of Period                                  $12.83              $11.40

Total Return (excludes contingent deferred sales charges)        13.13%              25.65%<F3>

Ratios/Supplemental Data:
Net Assets at end of period (000)                               $  334              $   92
Ratio of expenses to average net assets                           1.75%               1.72%<F4>
Ratio of net investment income to average net assets              0.36%               0.32%<F4>
Ratio of expenses to average net assets<F1>                       4.63%               3.74%<F4>
Ratio of net investment loss to average net assets<F1>           (2.52)%             (1.70)%<F4>
Portfolio turnover <F5>                                             86%                 97%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued
For a Share Outstanding Throughout Each Period


                                                                           Value Fund

                                                                         Class R Shares

                                                                                                           December 15,
                                                Year            Year           Year            Year         1999
                                                Ended          Ended           Ended           Ended        through
                                             October 31,     October 31,     October 31,     October 31,   October 31,
                                                2004            2003            2002           2001         2000<F2>

Net Asset Value, Beginning of Period           $11.39          $ 9.64         $ 12.93         $18.06        $16.73

Investment Activities:
     Net investment income                       0.06            0.06            0.06           0.05          0.04
     Net realized and unrealized gains
       (losses) on investments                   1.45            1.76           (2.04)         (2.57)         1.35

         Total from Investment Activities        1.51            1.82           (1.98)         (2.52)         1.39

Distributions
     Net investment income                      (0.07)          (0.07)          (0.06)         (0.05)        (0.06)
     Net realized gains                            --              --           (1.25)         (2.56)           --

         Total Distributions                    (0.07)          (0.07)          (1.31)         (2.61)        (0.06)

Net Asset Value, End of Period                 $12.83          $11.39         $  9.64         $12.93        $18.06

Total Return                                    13.32%          19.00%         (17.50)%       (15.87)%        8.34%<F3>

Ratios/Supplemental Data:
Net Assets at end of period (000)              $7,267          $9,398         $10,777         $4,981        $2,923
Ratio of expenses to average net assets          1.50%           1.50%           1.50%          1.49%         1.44%<F4>
Ratio of net investment income
   to average net assets                         0.54%           0.70%           0.57%          0.32%         0.14%<F4>
Ratio of expenses to
   average net assets<F1>                        1.90%           1.89%           1.91%          1.89%         2.27%<F4>
Ratio of net investment income
   (loss) to average net assets<F1>              0.14%           0.31%           0.16%         (0.08)%       (0.69)%<F4>
Portfolio turnover <F5>                            86%             97%             40%            51%           34%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                   Diversified Stock Fund

                                                                       Class A Shares

                                                 Year           Year            Year        Year          Year
                                                 Ended          Ended           Ended       Ended         Ended
                                               October 31,     October 31,    October 31,  October 31,  October 31,
                                                 2004            2003           2002         2001          2000

Net Asset Value, Beginning of Period          $    13.74      $    10.94      $  13.56    $    17.85    $  17.96

Investment Activities:
     Net investment income                          0.09<F2>        0.08          0.05          0.04        0.03
     Net realized and unrealized gains
       (losses) on investments                      1.62            2.80         (2.22)        (1.87)       2.71

         Total from Investment Activities           1.71            2.88         (2.17)        (1.83)       2.74

Distributions
     Net investment income                         (0.09)          (0.08)        (0.04)        (0.03)      (0.02)
     Net realized gains                               --              --         (0.41)        (2.43)      (2.83)

         Total Distributions                       (0.09)          (0.08)        (0.45)        (2.46)      (2.85)

Net Asset Value, End of Period                $    15.36      $    13.74      $  10.94    $    13.56    $  17.85

Total Return (excludes sales charges)              12.46%          26.48%       (16.76)%      (11.43)%     16.88%

Ratios/Supplemental Data:
Net Assets at end of period (000)             $1,834,238      $1,149,997      $905,116    $1,005,730    $993,383
Ratio of expenses to average net assets             1.10%           1.16%         1.12%         1.09%       1.10%
Ratio of net investment income
   to average net assets                            0.59%           0.45%         0.39%         0.28%       0.19%
Ratio of expenses to
   average net assets<F1>                           1.11%           <F3>          <F3>          1.11%       1.11%
Ratio of net investment income
   to average net assets<F1>                        0.58%           <F3>          <F3>          0.26%       0.18%
Portfolio turnover <F4>                               86%             95%           85%           88%         94%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Calculated using average shares for the period.

<F3> There were no fee reductions during the period.

<F4> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued
For a Share Outstanding Throughout Each Period


                                                               Diversified Stock Fund

                                                                  Class C Shares

                                                                                           March 1,
                                                     Year               Year                2002
                                                     Ended              Ended             through
                                                   October 31,         October 31,       October 31,
                                                      2004               2003              2002<F3>

Net Asset Value, Beginning of Period                $ 13.66             $ 10.90            $14.31

Investment Activities:
     Net investment income (loss)                     (0.01)<F2>           0.03                --<F4>
     Net realized and unrealized gains
       (losses) on investments                         1.62                2.77             (3.40)

         Total from Investment Activities              1.61                2.80             (3.40)

Distributions
     Net investment income                            (0.03)              (0.04)            (0.01)

         Total Distributions                          (0.03)              (0.04)            (0.01)

Net Asset Value, End of Period                      $ 15.24             $ 13.66            $10.90

Total Return (excludes contingent
   deferred sales charges)                            11.77%              25.71%           (23.76)%<F5>

Ratios/Supplemental Data:
Net Assets at end of period (000)                   $74,036             $11,068            $2,193
Ratio of expenses to average net assets                1.75%               1.75%             1.90%<F6>
Ratio of net investment income
   (loss) to average net assets                       (0.09)%              0.08%            (0.16)%<F6>
Ratio of expenses to
   average net assets<F1>                              1.93%               2.13%             2.25%<F6>
Ratio of net investment loss
   to average net assets<F1>                          (0.27)%             (0.30)%           (0.51)%<F6>
Portfolio turnover <F7>                                  86%                 95%               85%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Calculated using average shares for the period.

<F3> Period from commencement of operations.

<F4> Less than $0.01 per share.

<F5> Not annualized.

<F6> Annualized.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued
For a Share Outstanding Throughout Each Period


                                                                      Diversified Stock Fund

                                                                          Class R Shares

                                                Year           Year             Year          Year            Year
                                                Ended          Ended            Ended         Ended           Ended
                                              October 31,    October 31,      October 31,   October 31,     October 31,
                                                 2004           2003             2002          2001            2000

Net Asset Value, Beginning of Period          $  13.64        $  10.86        $  13.51       $  17.83       $  17.95

Investment Activities:
     Net investment income (loss)                 0.03            0.04           (0.01)         (0.02)         (0.01)
     Net realized and unrealized gains
       (losses) on investments                    1.60            2.78           (2.23)         (1.87)          2.72

         Total from Investment Activities         1.63            2.82           (2.24)         (1.89)          2.71

Distributions
     Net investment income                       (0.03)          (0.04)             --<F2>         --<F2>         --<F2>
     Net realized gains                             --              --           (0.41)         (2.43)         (2.83)

         Total Distributions                     (0.03)          (0.04)          (0.41)         (2.43)         (2.83)

Net Asset Value, End of Period                $  15.24        $  13.64        $  10.86       $  13.51       $  17.83

Total Return                                     11.95%          26.04%         (17.30)%       (11.81)%        16.65%

Ratios/Supplemental Data:
Net Assets at end of period (000)             $229,361        $203,830        $158,742       $140,794       $136,831
Ratio of expenses to average net assets           1.52%           1.57%           1.69%          1.51%          1.33%
Ratio of net investment income
   (loss) to average net assets                   0.19%           0.31%          (0.16)%        (0.14)%        (0.05)%
Ratio of expenses to
   average net assets<F1>                         1.52%           1.67%           <F3>           1.51%          1.35%
Ratio of net investment income
   (loss) to average net assets<F1>               0.19%           0.21%           <F3>          (0.14)%        (0.07)%
Portfolio turnover <F4>                             86%             95%             85%            88%            94%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Less than $0.01 per share.

<F3> There were no fee reductions during the period.

<F4> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                           Stock Index Fund

                                                                             Class A Shares

                                                  Year           Year             Year            Year           Year
                                                 Ended          Ended            Ended            Ended          Ended
                                                October 31,    October 31,    October 31,       October 31,     October 31,
                                                 2004            2003             2002             2001           2000

Net Asset Value, Beginning of Period            $ 15.59         $ 13.12         $  17.10         $  23.72        $  23.46

Investment Activities:
     Net investment income                         0.16            0.13<F2>         0.14             0.14            0.21
     Net realized and unrealized gains
       (losses) on investments                     1.19            2.49            (2.49)           (6.08)           1.05

         Total from Investment Activities          1.35            2.62            (2.35)           (5.94)           1.26

Distributions
     Net investment income                        (0.16)          (0.15)           (0.14)           (0.14)          (0.22)
     Net realized gains                              --              --            (1.49)           (0.54)          (0.78)

         Total Distributions                      (0.16)          (0.15)           (1.63)           (0.68)          (1.00)

Net Asset Value, End of Period                  $ 16.78         $ 15.59         $  13.12         $  17.10        $  23.72

Total Return (excludes sales charges)              8.69%          20.11%          (15.75)%         (25.57)%          5.38%

Ratios/Supplemental Data:
Net Assets at end of period (000)               $88,330         $89,619         $338,588         $521,754        $854,203
Ratio of expenses to average net assets            0.69%           0.79%            0.66%            0.62%           0.59%
Ratio of net investment income
   to average net assets                           0.96%           0.98%            0.90%            0.72%           0.87%
Ratio of expenses to
   average net assets<F1>                          0.86%           0.96%            0.81%            0.84%           0.81%
Ratio of net investment income
   to average net assets<F1>                       0.79%           0.81%            0.75%            0.50%           0.65%
Portfolio turnover <F3>                               3%             12%               8%              10%             11%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Calculated using average shares for the period.

<F3> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued
For a Share Outstanding Throughout Each Period


                                                                       Stock Index Fund

                                                                        Class R Shares

                                                Year           Year           Year         Year           Year
                                               Ended           Ended         Ended         Ended          Ended
                                             October 31,    October 31,    October 31,   October 31,    October 31,
                                                2004            2003          2002          2001           2000

Net Asset Value, Beginning of Period          $ 15.57         $ 13.12       $ 17.09       $ 23.72       $ 23.46

Investment Activities:
     Net investment income                       0.11            0.09          0.11          0.10          0.15
     Net realized and unrealized gains
       (losses) on investments                   1.21            2.49         (2.49)        (6.09)         1.06

         Total from Investment Activities        1.32            2.58         (2.38)        (5.99)         1.21

Distributions
     Net investment income                      (0.12)          (0.13)        (0.10)        (0.10)        (0.17)
     Net realized gains                            --              --         (1.49)        (0.54)        (0.78)

         Total Distributions                    (0.12)          (0.13)        (1.59)        (0.64)        (0.95)

Net Asset Value, End of Period                $ 16.77         $ 15.57       $ 13.12       $ 17.09       $ 23.72

Total Return                                     8.50%          19.82%       (15.88)%      (25.79)%        5.17%

Ratios/Supplemental Data:
Net Assets at end of period (000)             $18,282         $20,526       $18,868       $24,831       $28,537
Ratio of expenses to average net assets          0.94%           0.98%        0.86%          0.84%         0.82%
Ratio of net investment income
   to average net assets                         0.70%           0.71%        0.70%          0.50%         0.59%
Ratio of expenses to
   average net assets<F1>                        1.38%           1.71%        1.58%          1.31%         1.18%
Ratio of net investment income
   (loss) to average net assets<F1>              0.26%          (0.02)%      (0.02)%         0.03%         0.23%
Portfolio turnover <F2>                             3%             12%           8%            10%           11%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                         Growth Fund

                                                                       Class A Shares

                                               Year           Year           Year          Year         Year
                                               Ended          Ended          Ended         Ended        Ended
                                            October 31,    October 31,     October 31,  October 31,   October 31,
                                               2004           2003           2002          2001          2000

Net Asset Value, Beginning of Period         $ 16.11       $  14.15       $  17.00      $  24.83       $  24.71

Investment Activities:
     Net investment income (loss)               0.02           0.03           0.01         (0.04)         (0.09)
     Net realized and unrealized gains
       (losses) on investments                  0.46           1.95          (2.77)        (6.45)          1.44

         Total from Investment Activities       0.48           1.98          (2.76)        (6.49)          1.35

Distributions
     Net investment income                     (0.02)         (0.02)         (0.01)           --             --
     Net realized gains                           --             --          (0.08)        (1.34)         (1.23)

         Total Distributions                   (0.02)         (0.02)         (0.09)        (1.34)         (1.23)

Net Asset Value, End of Period               $ 16.57       $  16.11       $  14.15      $  17.00       $  24.83

Total Return (excludes sales charges)           2.99%         14.04%        (16.36)%      (27.47)%         5.52%

Ratios/Supplemental Data:
Net Assets at end of period (000)            $76,803       $328,991       $288,983      $373,901       $400,813
Ratio of expenses to average net assets         1.24%          1.23%          1.21%         1.20%          1.22%
Ratio of net investment income
   (loss) to average net assets                 0.09%          0.18%          0.06%        (0.21)%        (0.33)%
Ratio of expenses to
   average net assets<F1>                       1.24%          <F2>           1.23%         1.22%          1.25%
Ratio of net investment income
   (loss) to average net assets<F1>             0.09%          <F2>           0.04%        (0.23)%        (0.36)%
Portfolio turnover <F3>                           42%            36%            34%           50%            34%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> There were no fee reductions during the period.

<F3> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                             Financial Highlights -- continued
For a Share Outstanding Throughout Each Period


                                                                   Growth Fund

                                                                 Class C Shares

                                                                              March 1,
                                                             Year               2003
                                                             Ended             through
                                                           October 31,        October 31,
                                                             2004             2003<F2>

Net Asset Value, Beginning of Period                         $16.04            $13.38

Investment Activities:
     Net investment income (loss)                             (0.07)             0.01
     Net realized and unrealized gains on investments          0.45              2.67

         Total from Investment Activities                      0.38              2.68

Distributions
     Net investment income                                       --             (0.02)

         Total Distributions                                     --             (0.02)

Net Asset Value, End of Period                               $16.42            $16.04

Total Return (excludes contingent deferred sales charges)      2.37%            20.07%<F3>

Ratios/Supplemental Data:
Net Assets at end of period (000)                            $  120            $   26
Ratio of expenses to average net assets                        1.85%             1.85%<F4>
Ratio of net investment loss to average net assets            (0.57)%           (0.43)%<F4>
Ratio of expenses to average net assets<F1>                    9.47%             6.08%<F4>
Ratio of net investment loss to average net assets<F1>        (8.19)%           (4.66)%<F4>
Portfolio turnover <F5>                                          42%               36%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued
For a Share Outstanding Throughout Each Period

<CAPTION

                                                                           Growth Fund

                                                                          Class R Shares

                                                                                                        December 15,
                                               Year            Year            Year         Year          1999
                                               Ended           Ended           Ended        Ended        through
                                             October 31,     October 31,    October 31,   October 31,   October 31,
                                                2004           2003             2002         2001        2000<F2>

Net Asset Value, Beginning of Period          $15.93          $13.99          $16.88        $24.77       $24.53

Investment Activities:
     Net investment loss                       (0.04)          (0.03)          (0.04)        (0.09)       (0.09)
     Net realized and unrealized gains
       (losses) on investments                  0.46            1.98           (2.77)        (6.46)        0.33

         Total from Investment Activities       0.42            1.95           (2.81)        (6.55)        0.24

Distributions
     Net investment income                        --<F3>       (0.01)             --            --           --
     Net realized gains                           --              --           (0.08)        (1.34)          --

         Total Distributions                      --           (0.01)          (0.08)        (1.34)          --

Net Asset Value, End of Period                $16.35          $15.93          $13.99        $16.88       $24.77

Total Return                                    2.64%          13.98%         (16.77)%      (27.80)%       0.98%<F4>

Ratios/Supplemental Data:
Net Assets at end of period (000)             $5,167          $6,319          $7,066        $7,207       $8,595
Ratio of expenses to average net assets         1.54%           1.50%           1.50%         1.48%        1.45%<F5>
Ratio of net investment loss
   to average net assets                       (0.23)%         (0.06)%         (0.22)%       (0.49)%      (0.63)%<F5>
Ratio of expenses to
   average net assets<F1>                       2.47%           2.29%           2.47%         1.94%        1.76%<F5>
Ratio of net investment loss
   to average net assets<F1>                   (1.16)%         (0.85)%         (1.19)%       (0.95)%      (0.94)%<F5>
Portfolio turnover <F6>                           42%             36%             34%           50%          34%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Less than $0.01 per share.

<F4> Not annualized.

<F5> Annualized.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




                      See notes to financial statements.

The Victory Portfolios                               Schedules of Investments
Established Value Fund                                       October 31, 2004
(Amounts in Thousands, Except Shares)


                                                        Shares or
                                                        Principal
Security Description                                     Amount       Value

Commercial Paper (4.3%)

General Electric Capital Corp., 1.84%, 11/1/04           $ 13,397    $ 13,397

Total Commercial Paper (Cost $13,397)                                  13,397


Common Stocks (95.8%)

Aerospace/Defense (1.2%):
General Dynamics Corp.                                     36,000       3,676

Apparel (1.9%):
Jones Apparel Group, Inc. (c)                             120,000       4,236
Liz Claiborne, Inc.                                        46,000       1,880

                                                                        6,116

Automotive Parts (2.2%):
BorgWarner, Inc. (c)                                       87,000       4,035
Eaton Corp. (c)                                            45,400       2,903

                                                                        6,938

Banks (4.8%):
Cullen/Frost Bankers, Inc. (c)                            104,900       5,140
First Horizon National Corp.                               87,000       3,765
Hibernia Corp., Class A                                   151,000       4,379
Mercantile Bankshares Corp.                                36,600       1,784

                                                                       15,068

Brokerage Services (1.1%):
Lehman Brothers Holdings, Inc. (c)                         41,885       3,441

Building Materials (1.5%):
Lafarge North America, Inc.                                97,000       4,753

Chemicals -- General (3.0%):
Englehard Corp.                                           157,000       4,443
PPG Industries, Inc.                                       52,000       3,315
Rohm & Haas Co.                                            36,000       1,526

                                                                        9,284

Chemicals -- Specialty (1.0%):
Lubrizol Corp. (c)                                         90,000       3,126

Coal (0.4%):
Peabody Energy Corp.                                       20,000       1,276

Commercial Services (0.7%):
ARAMARK Corp., Class B                                     91,000       2,052

Computers & Peripherals (2.2%):
Computer Sciences Corp. (b) (c)                            70,000       3,477
Lexmark International Group, Inc. (b) (c)                  42,000       3,491

                                                                        6,968


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Established Value Fund                                       October 31, 2004
(Amounts in Thousands, Except Shares)


Security Description                                     Shares       Value

Containers & Packaging (1.9%):
Owens-Illinois, Inc. (b) (c)                              162,000    $  3,001
Pactiv Corp. (b)                                          124,800       2,957

                                                                        5,958

Electronics (2.6%):
Johnson Controls, Inc. (c)                                 68,200       3,911
Thermo Electron Corp. (b)                                 150,000       4,350

                                                                        8,261

Financial & Insurance (2.1%):
AMBAC Financial Group, Inc.                                46,000       3,590
PMI Group, Inc.                                            74,000       2,873

                                                                        6,463

Financial Services (0.5%):
Citigroup, Inc.                                            36,000       1,597

Food Distributors, Supermarkets
  & Wholesalers (1.0%):
SUPERVALU, Inc. (c)                                       104,000       3,067

Food Processing & Packaging (3.1%):
Archer Daniels Midland Co.                                207,000       4,009
H.J. Heinz Co.                                             92,000       3,344
Tyson Foods, Inc., Class A                                161,000       2,335

                                                                        9,688

Forest Products -- Lumber & Paper (0.5%):
Weyerhaeuser Co. (c)                                       24,000       1,503

Health Care (2.2%):
Manor Care, Inc.                                          123,000       4,027
Wellpoint Health Networks, Inc. (b)                        29,000       2,832

                                                                        6,859

Heavy Machinery (0.6%):
Deere & Co.                                                31,000       1,853

Homebuilders (0.6%):
Pulte Homes, Inc. (c)                                      37,000       2,031

Insurance -- Multi-Line (5.6%):
Hartford Financial Services Group, Inc. (c)                58,000       3,392
Jefferson-Pilot Corp. (c)                                  40,800       1,970
Old Republic International Corp.                          170,500       3,982
RenaissanceRe Holdings Ltd.                                51,000       2,388
Transatlantic Holdings, Inc. (c)                           52,500       3,058
XL Capital Ltd. (c)                                        41,000       2,973

                                                                       17,763

Manufacturing -- Miscellaneous (3.3%):
ITT Industries, Inc.                                       57,000       4,625
Textron, Inc.                                              85,800       5,847

                                                                       10,472


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Established Value Fund                                       October 31, 2004
(Amounts in Thousands, Except Shares)


Security Description                                       Shares       Value

Media (1.0%):
Hearst-Argyle Television, Inc.                            121,000    $  3,153

Medical Supplies (5.2%):
Bausch & Lomb, Inc.                                        80,300       4,895
Becton Dickinson & Co.                                     91,100       4,783
C.R. Bard, Inc.                                            68,000       3,862
Dade Behring Holdings, Inc. (b)                            54,000       3,040

                                                                       16,580

Office Equipment & Supplies (1.4%):
Office Depot, Inc. (b)                                    167,000       2,704
Xerox Corp. (b) (c)                                       105,000       1,551

                                                                        4,255

Oil & Gas Exploration, Production
  & Services (3.1%):
Burlington Resource, Inc.                                  37,000       1,536
Devon Energy Corp.                                         55,059       4,073
Newfield Exploration Co. (b)                               71,700       4,172

                                                                        9,781

Oil Marketing & Refining (1.1%):
Valero Energy Corp. (c)                                    84,000       3,609

Oil -- Integrated Companies (2.4%):
Occidental Petroleum Corp. (c)                            132,777       7,413

Oilfield Services & Equipment (0.7%):
Cal Dive International, Inc. (b) (c)                       64,000       2,266

Paint, Varnishes, Enamels (1.6%):
Sherwin-Williams Co.                                      117,000       4,998

Photography (0.3%):
Eastman Kodak Co. (c)                                      35,000       1,060

Pipelines (1.2%):
National Fuel Gas Co. (c)                                 136,000       3,811

Primary Metal & Mineral Production (1.3%):
Phelps Dodge Corp. (c)                                     47,000       4,114

Publishing (0.9%):
McGraw-Hill Cos., Inc.                                     31,000       2,674

Railroads (2.1%):
Burlington Northern/Santa Fe, Inc.                         77,000       3,219
Canadian National Railway Co.                              61,000       3,297

                                                                        6,516

Real Estate Investment Trusts (3.5%):
AMB Property Corp. (c)                                     76,000       2,850
CBL & Associates Properties, Inc. (c)                      45,000       2,950
Duke Realty Corp. (c)                                      75,100       2,561
Equity Residential Properties Trust (c)                    81,800       2,728

                                                                       11,089


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Established Value Fund                                       October 31, 2004
(Amounts in Thousands, Except Shares)


Security Description                                      Shares       Value

Restaurants (2.4%):
Wendy's International, Inc.                                95,000    $  3,170
Yum! Brands, Inc.                                          98,000       4,263

                                                                        7,433

Retail -- Apparel/Shoe (1.7%):
Abercrombie & Fitch Co.                                    98,800       3,871
Talbots, Inc. (c)                                          54,000       1,425

                                                                        5,296

Retail -- Specialty Stores (1.6%):
Barnes & Noble, Inc. (b) (c)                              103,000       3,427
Toys "R" Us, Inc. (b) (c)                                  89,000       1,603

                                                                        5,030

Semiconductors (0.6%):
Fairchild Semiconductor International, Inc. (b)           131,500       1,890

Software & Computer Services (5.6%):
BMC Software, Inc. (b) (c)                                202,000       3,823
First Data Corp.                                           84,700       3,496
Intuit, Inc. (b) (c)                                       44,400       2,014
Reynolds & Reynolds Co., Class A                          100,800       2,481
Storage Technology Corp. (b) (c)                          120,100       3,245
Sybase, Inc. (b)                                          177,000       2,802

                                                                       17,861

Steel (0.7%):
Nucor Corp. (c)                                            52,000       2,196

Telecommunications -- Equipment (2.4%):
Harris Corp. (c)                                          122,000       7,507

Telecommunications -- Services & Equipment (0.8%):
Amdocs Ltd. (b)                                            96,000       2,414

Tools & Hardware Manufacturing (1.4%):
Black & Decker Corp. (c)                                   54,000       4,335

Transportation Services (1.7%):
CNF, Inc.                                                  87,000       3,808
Teekay Shipping Corp. (c)                                  33,000       1,525

                                                                        5,333

Utilities -- Electric (4.4%):
Constellation Energy Group, Inc.                           50,000       2,031
Energy East Corp. (c)                                     151,100       3,808
Exelon Corp.                                              150,200       5,951
OGE Energy Corp. (c)                                       78,000       1,979

                                                                       13,769

Utilities -- Natural Gas (1.4%):
Sempra Energy (c)                                         128,000       4,293


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Established Value Fund                                       October 31, 2004
(Amounts in Thousands, Except Shares)


                                                        Shares or
                                                        Principal
Security Description                                      Amount       Value

Utilities -- Telecommunications (1.3%):
Alltel Corp. (c)                                           45,000    $  2,472
CenturyTel, Inc. (c)                                       55,000       1,765

                                                                        4,237

Total Common Stocks (Cost $203,998)                                   301,126


Short-Term Securities Held as Collateral for Securities Lending (19.6%)

Pool of various securities for Victory Funds -- footnote 3
   (Securities Lending)                                  $ 61,803      61,803

Total Short-Term Securities Held
as Collateral for Securities Lending                                   61,803

Total Investments (Cost $279,198) (a) -- 119.7%                       376,326

Liabilities in excess of other assets -- (19.7)%                     (61,961)

NET ASSETS -- 100.0%                                                  $314,365


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                               Schedules of Investments
Special Value Fund                                           October 31, 2004
(Amounts in Thousands, Except Shares)


                                                        Shares or
                                                        Principal
Security Description                                     Amount      Value

Commercial Paper (3.7%)

General Electric Capital Corp., 1.84%, 11/1/04           $  3,949    $  3,949

Total Commercial Paper (Cost $3,949)                                    3,949


Common Stocks (95.4%)

Automotive Parts (1.6%):
BorgWarner, Inc.                                           13,434         623
Lear Corp.                                                 19,963       1,076

                                                                        1,699

Banks (2.8%):
Colonial BancGroup, Inc.                                   44,523         964
Hibernia Corp., Class A (c)                                69,064       2,003

                                                                        2,967

Chemicals (2.0%):
Minerals Technologies, Inc. (c)                            22,948       1,380
RPM International, Inc. (c)                                16,817         296
Scotts Co., Class A (b) (c)                                 8,027         515

                                                                        2,191

Coal (1.4%):
Peabody Energy Corp.                                       23,884       1,523

Commercial Services (2.0%):
ServiceMaster Co.                                          45,289         582
Valassis Communications, Inc. (b) (c)                      45,984       1,580

                                                                        2,162

Computers & Peripherals (1.0%):
Computer Sciences Corp. (b)                                21,978       1,092

Entertainment (1.2%):
Brunswick Corp. (c)                                        27,597       1,295

Financial & Insurance (1.7%):
AMBAC Financial Group, Inc. (c)                            15,279       1,193
PMI Group, Inc.                                            15,698         609

                                                                        1,802

Food Processing & Packaging (1.6%):
Archer Daniels Midland Co.                                 88,090       1,706

Forest Products-- Lumber & Paper (2.5%):
Louisiana Pacific Corp.                                    73,344       1,797
Rayonier, Inc. (c)                                         19,211         911

                                                                        2,708

Health Care (1.3%):
PacifiCare Health Systems, Inc. (b)                        38,527       1,372


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Special Value Fund                                           October 31, 2004
(Amounts in Thousands, Except Shares)


Security Description                                     Shares       Value

Heavy Machinery (1.6%):
Joy Global, Inc. (c)                                       20,320    $    687
NACCO Industries, Inc., Class A                            11,032       1,031

                                                                        1,718

Homebuilders (1.0%):
Hovnanian Enterprises, Inc., Class A (b)                   13,971         524
Lennar Corp., Class A (c)                                  11,968         539

                                                                        1,063

Insurance (1.7%):
AmerUs Group Co. (c)                                       44,382       1,854

Insurance -- Multi-Line (9.0%):
First American Corp. (c)                                   69,443       2,166
LandAmerica Financial Group, Inc.                          56,629       2,773
Protective Life Corp.                                      27,842       1,094
StanCorp Financial Group, Inc. (c)                         20,361       1,535
Stewart Information Services Corp. (c)                     34,610       1,468
UnumProvident Corp.                                        38,600         527

                                                                        9,563

Machine -- Diversified (0.3%):
Kennametal, Inc.                                            7,611         354

Manufacturing-- Miscellaneous (1.8%):
Harsco Corp.                                               29,024       1,406
Trinity Industries, Inc. (c)                               16,500         514

                                                                        1,920

Medical Equipment & Supplies (2.9%):
Dentsply International, Inc.                               39,726       2,066
Henry Schein, Inc. (b) (c)                                 16,868       1,067

                                                                        3,133

Mining (3.7%):
Cambior, Inc. (b)                                         289,155         882
Kinross Gold Corp. (b)                                    274,126       2,039
Pan American Silver Corp. (b) (c)                          59,626       1,003

                                                                        3,924

Oil & Gas Exploration, Production & Services (8.4%):
Canadian Natural Resources Ltd. (c)                        98,645       4,140
Pogo Producing Co.                                         88,679       4,066
Transocean, Inc. (b) (c)                                   22,222         783

                                                                        8,989

Oil Marketing & Refining (1.2%):
Valero Energy Corp. (c)                                    30,700       1,319


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Special Value Fund                                           October 31, 2004
(Amounts in Thousands, Except Shares)


Security Description                                     Shares       Value

Oilfield Services & Equipment (4.2%):
Precision Drilling Corp. (b)                                8,561    $    528
Tidewater, Inc. (c)                                       126,729       3,920

                                                                        4,448

Pipelines (4.7%):
National Fuel Gas Co. (c)                                 132,556       3,714
Questar Corp.                                              27,243       1,308

                                                                        5,022

Primary Metal & Mineral Production (1.6%):
Inco Ltd. (b)                                              22,493         796
Phelps Dodge Corp. (c)                                     10,867         952

                                                                        1,748

Railroads (1.4%):
Burlington Northern/Santa Fe, Inc.                         36,670       1,533

Real Estate Investment Trusts (1.5%):
Duke Realty Corp.                                          46,588       1,589

Recreational Vehicles (1.3%):
Winnebago Industries, Inc. (c)                             43,036       1,351

Restaurants (1.8%):
CBRL Group, Inc. (c)                                       11,618         421
Darden Restaurants, Inc. (c)                               63,341       1,552

                                                                        1,973

Retail -- Department Stores (3.0%):
Neiman Marcus Group, Inc., Class B                         14,724         833
Neiman Marcus Group, Inc. (c)                              25,563       1,556
Stage Stores, Inc. (b) (c)                                 22,725         818

                                                                        3,207

Retail -- Discount (0.9%):
Dollar Tree Stores, Inc. (b) (c)                           32,130         929

Retail-- Specialty Stores (0.8%):
Cost Plus, Inc. (b)                                        25,410         821

Retail -- Department Stores (1.1%):
Dillard's, Inc., Class A (c)                               59,605       1,221

Savings & Loans (1.7%):
IndyMac Bancorp, Inc.                                      13,864         447
Sovereign Bancorp, Inc.                                    63,630       1,378

                                                                        1,825


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Special Value Fund                                           October 31, 2004
(Amounts in Thousands, Except Shares)


Security Description                                     Shares       Value

Semiconductors (5.4%):
Credence Systems Corp. (b)                                102,214    $    772
Freescale Semiconductor, Inc., Class A (b) (c)             92,905       1,444
Intersil Corp., Class A                                    91,170       1,488
Lattice Semiconductor Corp. (b)                            83,290         414
OmniVision Technologies, Inc. (b) (c)                     105,715       1,680

                                                                        5,798

Software & Computer Services (1.8%):
BMC Software, Inc. (b) (c)                                 50,792         961
Jack Henry & Associates, Inc.                              50,116         934

                                                                        1,895

Steel (0.8%):
Cleveland-Cliffs, Inc. (b)                                 12,415         905

Telecommunications -- Equipment (0.7%):
Harris Corp. (c)                                           11,334         697

Transportation Services (2.2%):
GATX Corp. (c)                                             44,451       1,213
Overnite Corp.                                              6,278         203
Overseas Shipholding Group, Inc.                           15,699         894

                                                                        2,310

Utilities -- Electric (6.0%):
Ameren Corp. (c)                                           16,519         793
Cinergy Corp. (c)                                          21,122         835
OGE Energy Corp. (c)                                       62,229       1,579
PPL Corp. (c)                                              24,503       1,274
TXU Corp.                                                  20,194       1,236
WPS Resources Corp.                                        13,955         663

                                                                        6,380

Utilities -- Natural Gas (3.8%):
Energen Corp.                                              57,628       3,099
Vectren Corp.                                              38,880       1,006

                                                                        4,105

Total Common Stocks (Cost $91,535)                                    102,111


Depositary Receipts (1.0%)

Biotech HOLDRs Trust (c)                                    4,600         622
Midcap SPDR Trust Series 1                                  4,333         477

Total Depositary Receipts (Cost $913)                                   1,099


Mutual Funds (1.4%)

iShares Russell Midcap Value Index Fund                    11,041       1,129
Utilities Select Sector SPDR Fund (c)                      14,230         374

Total Mutual Funds (Cost $1,385)                                        1,503


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Special Value Fund                                           October 31, 2004
(Amounts in Thousands)


                                                         Principal
Security Description                                      Amount       Value

Short-Term Securities Held as Collateral for Securities Lending (49.5%)

Pool of various securities for Victory Funds -- footnote 3
   (Securities Lending)                                  $ 53,053    $ 53,053

Total Short-Term Securities Held as
Collateral for Securities Lending                                      53,053

Total Investments (Cost $150,835) (a) -- 151.0%                       161,715

Liabilities in excess of other assets -- (51.0)%                      (54,633)

NET ASSETS -- 100.0%                                                 $107,082


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                               Schedules of Investments
Small Company Opportunity Fund                               October 31, 2004
(Amounts in Thousands, Except Shares)


                                                        Shares or
                                                        Principal
Security Description                                     Amount       Value

Commercial Paper (6.6%)

General Electric Capital Corp., 1.84%, 11/1/04           $  4,728    $  4,728
Household Finance, 1.84%, 11/1/04                           5,000       5,000

Total Commercial Paper (Cost $9,728)                                    9,728


Common Stocks (93.4%)

Advertising (0.7%):
Catalina Marketing Corp.                                   43,000       1,101

Aerospace/Defense Equipment (0.6%):
Teledyne Technologies, Inc. (b)                            35,700         913

Aluminum (0.4%):
Century Aluminum Co. (b) (c)                               23,000         532

Apparel (1.4%):
Warnaco Group, Inc. (b) (c)                                98,800       2,016

Automotive (0.3%):
Oshkosh Truck Corp.                                         6,300         371

Automotive Parts (0.3%):
BorgWarner, Inc. (c)                                       11,000         510

Banks (5.0%):
Chemical Financial Corp.                                   32,606       1,217
Chittenden Corp.                                           51,625       1,462
Corus Bankshares, Inc.                                     27,700       1,274
R&G Financial Corp.                                        28,700       1,080
Texas Regional Bancshares, Inc., Class A                   27,000         862
UMB Financial Corp.                                        28,900       1,487

                                                                        7,382

Beverages (0.7%):
Boston Beer Co., Inc., Class A (b)                         42,339       1,070

Building Materials (3.0%):
ABM Industries, Inc.                                       87,800       1,822
Genlyte Group, Inc. (b) (c)                                24,600       1,810
USG Corp. (b) (c)                                          36,100         808

                                                                        4,440

Business Services (0.5%):
West Corp. (b)                                             25,000         703

Chemicals (2.6%):
Albemarle Corp.                                            41,300       1,481
Arch Chemicals, Inc.                                       39,787       1,128
Cabot Corp.                                                37,000       1,261

                                                                        3,870

Coal (0.4%):
Peabody Energy Corp.                                        9,500         606


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Small Company Opportunity Fund                               October 31, 2004
(Amounts in Thousands, Except Shares)


Security Description                                      Shares       Value

Commercial Services (1.9%):
G & K Services, Inc., Class A                              45,000    $  1,768
NCO Group, Inc. (b)                                        40,000       1,070

                                                                        2,838

Computers & Peripherals (2.4%):
Agilysys, Inc.                                             54,000         924
Avocent Corp. (b)                                          23,762         846
Imation Corp.                                              20,700         647
Overland Storage, Inc. (b)                                 45,000         648
Park Electrochemical Corp.                                 23,000         483

                                                                        3,548

Construction (0.6%):
Granite Construction, Inc. (c)                             36,900         896

Consulting Services (0.7%):
Maximus, Inc. (b) (c)                                      40,550       1,102

Consumer Products (1.0%):
American Greetings Corp., Class A (c)                      53,764       1,422

Distribution/Wholesale (1.2%):
Owens & Minor, Inc.                                        35,000         917
United Stationers, Inc. (b) (c)                            20,800         925

                                                                        1,842

Electronics (2.0%):
Methode Electronics, Inc., Class A                        104,218       1,400
Stoneridge, Inc. (b)                                       49,100         660
Technitrol, Inc. (b)                                       55,400         904

                                                                        2,964

Entertainment (0.9%):
Argosy Gaming Co. (b) (c)                                  33,600       1,330

Financial Services (0.8%):
Raymond James Financial, Inc. (c)                          45,000       1,175

Food Distributors, Supermarkets
  & Wholesalers (1.0%):
Ruddick Corp.                                              71,600       1,441

Food Processing & Packaging (2.4%):
Corn Products International, Inc.                          30,191       1,486
J & J Snack Foods Corp. (b)                                23,400       1,035
M & F Worldwide Corp. (b)                                  81,600       1,093

                                                                        3,614

Forest Products -- Lumber & Paper (0.4%):
Rock-Tenn Co., Class A                                     40,000         622

Health Care (1.2%):
Coventry Health Care, Inc. (b)                             17,209         704
Sunrise Senior Living, Inc. (b) (c)                        29,300       1,116

                                                                        1,820


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Small Company Opportunity Fund                               October 31, 2004
(Amounts in Thousands, Except Shares)


Security Description                                     Shares       Value

Heavy Machinery (1.8%):
Joy Global, Inc. (c)                                       31,500    $  1,064
Terex Corp. (b) (c)                                        40,500       1,539

                                                                        2,603

Home Building (0.4%):
Meritage Corp. (b) (c)                                      5,900         523

Household Goods -- Appliances,
  Furnishings & Electronics (0.4%):
Furniture Brands International, Inc.                       30,000         654

Instruments -- Scientific (1.4%):
Molecular Devices Corp. (b) (c)                            44,000         881
Varian, Inc. (b)                                           32,300       1,178

                                                                        2,059

Insurance (10.1%):
Alfa Corp.                                                116,400       1,618
AmerUs Group Co. (c)                                       39,300       1,642
Commerce Group, Inc.                                       29,200       1,478
Delphi Financial Group, Inc.                               41,025       1,677
Odyssey Re Holdings Corp. (c)                              60,800       1,329
Platinum Underwriters Holdings, Ltd. (c)                   36,000       1,053
PXRE Group Ltd.                                            28,600         702
State Auto Financial Corp.                                 44,758       1,273
Triad Guaranty, Inc. (b)                                   12,799         698
UICI                                                       47,500       1,405
United Fire & Casualty Co. (c)                             16,000         962
Universal American Financial Corp. (b)                     84,619       1,029

                                                                       14,866

Machine -- Diversified (2.7%):
Briggs & Stratton Corp.                                     3,600         259
Flowserve Corp. (b)                                        61,400       1,324
Gardner Denver, Inc. (b) (c)                                9,400         282
Kennametal, Inc. (c)                                       20,000         931
Manitowoc Co., Inc.                                        33,900       1,197

                                                                        3,993

Manufacturing -- Miscellaneous (6.2%):

Acuity Brands, Inc. (c)                                    55,000       1,459
AptarGroup, Inc.                                           45,000       2,112
ESCO Technologies, Inc. (b) (c)                            27,900       1,947
Griffon Corp. (b)                                          30,756         684
Matthews International Corp.                               46,833       1,569
PennEngineering & Manufacturing Corp.                      53,000         949
Teleflex, Inc.                                             11,000         482

                                                                        9,202

Media (0.7%):
Macrovision Corp. (b) (c)                                  39,000       1,055


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Small Company Opportunity Fund                               October 31, 2004
(Amounts in Thousands, Except Shares)


Security Description                                     Shares       Value

Medical Equipment & Supplies (2.8%):
CONMED Corp. (b)                                           36,000    $  1,010
Haemonetics Corp. (b)                                      50,581       1,661
Ocular Sciences, Inc. (b)                                  16,000         782
Vital Signs, Inc.                                          22,000         762

                                                                        4,215

Metals -- Fabrication (1.7%):
CIRCOR International, Inc.                                 72,165       1,368
Lawson Products, Inc.                                       9,000         390
Quanex Corp.                                               16,300         826

                                                                        2,584

Networking Products (1.0%):
Anixter International, Inc.                                22,500         870
Hypercom Corp. (b)                                         99,100         642

                                                                        1,512

Office Equipment & Supplies (1.7%):
Global Imaging Systems, Inc. (b) (c)                       31,700       1,116
John H. Harland Co. (c)                                    42,900       1,383

                                                                        2,499

Oil & Gas Exploration, Production
  & Services (4.1%):
Denbury Resources, Inc. (b) (c)                            52,500       1,302
Houston Exploration Co. (b)                                28,200       1,652
Remington Oil & Gas Corp. (b)                              24,000         611
St. Mary Land & Exploration Co.                            31,218       1,231
Stone Energy Corp. (b)                                     30,900       1,272

                                                                        6,068

Oil Marketing & Refining (0.5%):
Holly Corp.                                                33,000         810

Oilfield Services & Equipment (2.4%):
Cal Dive International, Inc. (b) (c)                       14,000         496
RPC, Inc.                                                  82,000       1,701
Tetra Technologies, Inc. (b)                               25,000         749
Veritas DGC, Inc. (b)                                      32,623         688

                                                                        3,634

Packaging & Containers (0.5%):
Chesapeake Corp.                                           31,703         736

Pharmaceuticals (0.9%):
Perrigo Co.                                                69,800       1,269

Pipelines (1.0%):
National Fuel Gas Co. (c)                                  52,000       1,457


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Small Company Opportunity Fund                               October 31, 2004
(Amounts in Thousands, Except Shares)


Security Description                                       Shares       Value

Printing -- Commercial (0.5%):
Bowne & Co., Inc.                                          54,000    $    671

Real Estate Investment Trusts (5.3%):
Brandywine Realty Trust                                    41,300       1,215
CBL & Associates Properties, Inc. (c)                      22,400       1,469
LaSalle Hotel Properties                                   32,400         931
LTC Properties, Inc. (c)                                   51,100         966
National Health Investors, Inc. (c)                        28,600         818
Parkway Properties, Inc. (c)                               25,050       1,272
PS Business Parks, Inc.                                    25,801       1,133

                                                                        7,804

Restaurants (0.6%):
Lone Star Steakhouse & Saloon, Inc.                        35,000         844

Retail -- Department Stores (0.3%):
Stage Stores, Inc. (b) (c)                                 13,100         472

Retail -- Discount (0.8%):
ShopKo Stores, Inc. (b) (c)                                70,300       1,212

Retail -- Specialty Stores (1.2%):
Cato Corp., Class A                                        34,000         781
Party City Corp. (b)                                       66,300         970

                                                                        1,751

Rubber & Rubber Products (0.6%):
Bandag, Inc. (c)                                           20,400         938

Savings & Loans (0.6%):
ITLA Capital Corp. (b)                                     19,700         954

Semiconductors (1.0%):
DSP Group, Inc. (b)                                        26,700         529
Photronics, Inc. (b)                                       29,000         509
Siliconix, Inc. (b)                                        12,000         497

                                                                        1,535

Software & Computer Services (2.2%):
Inter-Tel, Inc. (c)                                        35,808         967
THQ, Inc. (b) (c)                                          56,000       1,059
Tier Technologies, Inc. (b)                                93,050         803
Transaction Systems Architects, Inc. (b)                   26,000         426

                                                                        3,255

Telecommunications (0.5%):
Commonwealth Telephone Enterprises, Inc. (b) (c)           17,300         789

Telecommunications -- Equipment (0.4%):
Tollgrade Communications, Inc. (b)                         64,300         611


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Small Company Opportunity Fund                               October 31, 2004
(Amounts in Thousands, Except Shares)


                                                         Shares or
                                                         Principal
Security Description                                      Amount       Value

Transportation Services (3.6%):

Offshore Logistics, Inc. (b)                               33,000    $  1,193
Pacer International, Inc. (b) (c)                          65,000       1,154
SCS Transportation, Inc. (b)                               27,736         501
Stelmar Shipping Ltd.                                      28,459       1,099
Werner Enterprises, Inc.                                   68,069       1,443

                                                                        5,390

Utilities -- Electric (1.9%):
Black Hills Corp. (c)                                      56,281       1,658
Cleco Corp. (c)                                            61,000       1,111

                                                                        2,769

Utilities -- Natural Gas (1.2%):
Energen Corp.                                              33,550       1,804

Total Common Stocks (Cost $108,015)                                   138,666


Short-Term Securities Held as Collateral for Securities Lending (18.4%)

Pool of various securities for Victory Funds - footnote 3
   (Securities Lending)                                  $ 27,249      27,249

Total Short-Term Securities Held as Collateral
for Securities Lending                                                 27,249

Total Investments (Cost $144,992) (a) -- 118.4%                       175,643

Liabilities in excess of other assets -- (18.4%)                     (27,275)

NET ASSETS -- 100.0%                                                 $148,368


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                               Schedules of Investments
Focused Growth Fund                                          October 31, 2004
(Amounts in Thousands)


Security Description                                       Shares       Value

Common Stocks (97.4%)

Advertising (3.0%):
Getty Images, Inc. (b)                                        400        $ 24

Biotechnology (2.7%):
Amgen, Inc. (b)                                               380          22

Brokerage Services (5.4%):
Merrill Lynch & Co., Inc.                                     800          43

Computers & Peripherals (13.1%):
Cisco Systems, Inc. (b)                                     1,800          35
EMC Corp. (b)                                               3,600          46
Research in Motion Ltd. (b)                                   275          24

                                                                          105

Financial Services (14.5%):
Chicago Mercantile Exchange                                   300          53
Citigroup, Inc.                                               400          18
SLM Corp.                                                   1,000          45

                                                                          116

Health Care (2.1%):
Medtronic, Inc.                                               325          17

Homebuilders (4.6%):
Toll Brothers, Inc. (b)                                       800          37

Internet Business Services (12.7%):
eBay, Inc. (b)                                                525          51
Symantec Corp. (b)                                            900          51

                                                                          102

Medical Supplies (3.9%):
Zimmer Holdings, Inc. (b)                                     400          31

Pharmaceuticals (18.2%):
Allergan, Inc.                                                400          29
American Pharmaceutical Partners, Inc. (b)                    600          17
Celgene Corp. (b)                                             700          21
Forest Laboratories, Inc. (b)                                 700          31
Pfizer, Inc.                                                  500          14
Teva Pharmaceutical Industries Ltd.                         1,300          34

                                                                          146

Retail -- Department Stores (2.7%):
Kohl's Corp. (b)                                              425          22

Retail-- Specialty Stores (2.0%):
Bed Bath & Beyond, Inc. (b)                                   400          16


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Focused Growth Fund                                          October 31, 2004
(Amounts in Thousands)


Security Description                                      Shares       Value

Schools & Educational Services (3.2%):
Apollo Group, Inc. (b)                                        400        $ 26

Semiconductors (5.9%):
Texas Instruments, Inc.                                     1,250          30
Xilinx, Inc.                                                  550          17

                                                                           47

Telecommunications -- Equipment (3.4%):
QUALCOMM, Inc.                                                650          27

Total Common Stocks (Cost $769)                                           781

Total Investments (Cost $769) (a) -- 97.4%                                781

Other assets in excess of liabilities -- 2.6%                              21

NET ASSETS -- 100.0%                                                     $802


Notes to Schedules of Investments

(a) Represents cost for financial reporting purposes.

                            Cost of                                   Net
                         Investments      Gross        Gross      Unrealized
                         for Federal   Unrealized   Unrealized   Appreciation/
                         Tax Purposes Appreciation Depreciation (Depreciation)

Established
  Value Fund               $279,198     $98,264      $(1,136)      $97,128
Special Value Fund          151,914      11,130       (1,329)        9,801
Small Company
  Opportunity Fund          145,198      31,787       (1,342)       30,445
Focused Growth Fund             769          74          (62)           12

(b) Non-income producing securities.

(c) All or a portion of the security is on loan.


              See notes to schedules of investments and notes to
                            financial statements.


                                         Statements of Assets and Liabilities
The Victory Portfolios                                       October 31, 2004
(Amounts in Thousands, Except Per Share Amounts)


                                                                                                Small
                                                          Established         Special          Company           Focused
                                                             Value             Value          Opportunity        Growth
                                                              Fund             Fund              Fund             Fund

ASSETS:
Investments, at value (Cost $279,198;
   $150,835; $144,992; $769)                               $376,326          $161,715          $175,643          $  781
Cash                                                             50                50                50               3
Interest and dividends receivable                               145                72                80              --<F1>
Receivable for capital shares issued                             --                 1                --              --
Receivable from brokers for investments sold                     --            86,473                --              19
Receivable from administrator                                    --<F1>             1                 2              --
Prepaid expenses                                                 28                11                31              20

         Total Assets                                       376,549           248,323           175,806             823

LIABILITIES:
Short term line of credit payable                                --                --                --              10
Payable to brokers for investments purchased                     --               932                --              --
Payable for return of collateral received                    61,803            53,053            27,249              --
Payable for capital shares redeemed                               5            87,046                --              --
Payable to administrator                                         --                --                --               7
Accrued expenses and other payables
     Investment advisory fees                                   144               124                72              --
     Administration fees                                          5                 4                 3              --<F1>
     Custodian fees                                               7                10                 5               2
     Accounting fees                                              1                --<F1>             5               1
     Transfer agent fees                                         56                20                43              --<F1>
     Shareholder service fees -- Class A Shares                   5                41                11              --<F1>
     12b-1 fees -- Class R Shares                               122                 1                40              --<F1>
     Other                                                       36                10                10               1

         Total Liabilities                                   62,184           141,241            27,438              21

NET ASSETS:
Capital                                                     184,512            96,780            95,868             813
Net unrealized appreciation from investments                 97,128            10,880            30,651              12
Accumulated net realized gains (losses) from
   investment transactions and redemptions in-kind           32,725              (578)           21,849             (23)

         Net Assets                                        $314,365          $107,082          $148,368          $  802

Net Assets
     Class A Shares                                        $ 23,505          $104,324          $ 52,169          $  731
     Class C Shares                                             415               440               546              34
     Class R Shares                                         290,445             2,318            95,653              37

         Total                                             $314,365          $107,082          $148,368          $  802

Outstanding units of beneficial interest (shares)
     Class A Shares                                             842             7,934             1,734              72
     Class C Shares                                              15                34                19               3
     Class R Shares                                          10,447               178             3,224               4

         Total                                               11,304             8,146             4,977              79

Net Asset Value
     Redemption price per share -- Class A Shares          $  27.91          $  13.15          $  30.09          $10.19
     Offering and redemption price
       per share -- Class C Shares <F2>                    $  27.56          $  13.01          $  29.36          $10.11
     Offering and redemption price
       per share -- Class R Shares                         $  27.80          $  13.00          $  29.66          $10.17

Maximum sales charge -- Class A Shares                         5.75%             5.75%             5.75%           5.75%

Maximum offering price per share
   (100%/(100%-maximum sales charge)of net asset
   value adjusted to nearest cent) -- Class A Shares       $  29.61          $  13.95          $  31.93          $10.81


<F1> Rounds to less than $1,000.

<F2> Redemption price per share varies by length of time shares are held.




                      See notes to financial statements.


                                                     Statements of Operations
The Victory Portfolios                    For the Year Ended October 31, 2004
(Amounts in Thousands)


                                                                                            Small
                                                       Established       Special           Company            Focused
                                                         Value            Value          Opportunity           Growth
                                                          Fund             Fund              Fund             Fund<F1>

Investment Income:
Interest income                                         $   112           $   100          $    90             $--<F2>
Dividend income                                           4,398             2,750            1,727               2
Income from securities lending, net                          33                36               22              --

     Total Income                                         4,543             2,886            1,839               2

Expenses:
Investment advisory fees                                  1,719             1,480              869               3
Administration fees                                         390               244              173               1
Shareholder service fees -- Class A Shares                   57               487              119               1
12b-1 fees -- Class C Shares                                  4                 4                3              --<F2>
12b-1 fees -- Class R Shares                              1,460                11              459              --<F2>
Accounting fees                                              91                99               72              49
Custodian fees                                               71                72               51              11
Legal and audit fees                                         46                30               21              --
Trustees' fees and other officer expenses                    18                11                8               1
Transfer agent fees                                         341                73              182               1
Registration fees                                            31                30               31               2
Printing fees                                                28                 4                8               1
Other                                                        20                11               10               2

     Total Expenses                                       4,276             2,556            2,006              72

Expenses reduced by adviser                                  --                --              (72)             (3)
Expenses reduced by administrator                           (88)               --               --              --

     Expenses before reimbursement
       from administrator                                 4,188             2,556            1,934              69
     Expenses reimbursed by administrator                   (10)              (34)            (138)            (64)

     Net Expenses                                         4,178             2,522            1,796               5

Net Investment Income (Loss)                                365               364               43              (3)

Realized/Unrealized Gains (Losses) from
   Investments and Redemptions In-Kind:
Net realized gains (losses) from
   investment transactions                               36,952            38,147           24,676             (23)
Net realized gains from redemptions in-kind                  --            14,678               --              --
Net change in unrealized appreciation/
   depreciation from investments                          3,799           (26,339)             841              12

Net realized/unrealized gains (losses) from
   investments and redemptions in-kind                   40,751            26,486           25,517             (11)

Change in net assets resulting
   from operations                                      $41,116           $26,850          $25,560            $(14)


<F1> Reflects operations for the period from December 31, 2003 (date of commencement of operations) to October 31, 2004.

<F2> Rounds to less than $1,000.




                      See notes to financial statements.


The Victory Portfolios                    Statements of Changes in Net Assets
(Amounts in Thousands)


                                                       Established Value                 Special Value
                                                             Fund                             Fund

                                                    Year              Year             Year              Year
                                                   Ended             Ended            Ended             Ended
                                                 October 31,       October 31,      October 31,       October 31,
                                                    2004              2003             2004             2003

From Investment Activities:
Operations:
     Net investment income                        $    365          $    850         $    364          $    748
     Net realized gains from investment
       transactions and redemptions in-kind         36,952            29,527           52,825             3,041
     Net change in unrealized appreciation/
       depreciation from investments                 3,799            33,806          (26,339)           34,560

Change in net assets resulting
   from operations                                  41,116            64,183           26,850            38,349

Distributions to Shareholders:
     From net investment income:
         Class A Shares                                (46)             (100)            (569)             (643)
         Class C Shares                                 --<F1>            --<F1>           --<F1>            --<F1>
         Class R Shares                               (453)             (799)              (4)               (3)
     From net realized gains from
       investment transactions                     (25,368)               --          (37,310)               --

Change in net assets from
   distributions to shareholders                   (25,867)             (899)         (37,883)             (646)

Capital Transactions:
     Proceeds from shares issued                    16,295            26,582           19,552           113,781
     Dividends reinvested                           24,121               836           31,456               525
     Cost of shares redeemed                       (48,612)          (65,176)        (122,886)         (168,209)

Change in net assets from
   capital transactions                             (8,196)          (37,758)         (71,878)          (53,903)

Change in net assets                                 7,053            25,526          (82,911)          (16,200)

Net Assets:
     Beginning of period                           307,312           281,786          189,993           206,193

     End of period                                $314,365          $307,312         $107,082          $189,993

Share Transactions:
     Issued                                            614             1,206            1,273             9,506
     Reinvested                                        972                38            2,402                43
     Redeemed                                       (1,828)           (2,960)          (8,982)          (14,120)

Change in Shares                                      (242)           (1,716)          (5,307)           (4,571)

Accumulated undistributed
   net investment income                           $    --           $    --          $    --          $    174


<F1> Rounds to less than $1,000.




                      See notes to financial statements.


The Victory Portfolios                    Statements of Changes in Net Assets
(Amounts in Thousands)


                                                            Small Company                 Focused
                                                          Opportunity Fund              Growth Fund

                                                       Year              Year             Period
                                                      Ended              Ended             Ended
                                                    October 31,        October 31,       October 31,
                                                      2004                2003            2004<F1>

From Investment Activities:
Operations:
     Net investment income gain (loss)              $     43            $     (1)          $  (3)
     Net realized gains (losses) from
       investment transactions                        24,676               8,615             (23)
     Net change in unrealized appreciation/
       depreciation from investments                     841              17,997              12

Change in net assets resulting from operations        25,560              26,611             (14)

Distributions to Shareholders:
     From net investment income:
         Class A Shares                                  (82)                (48)             --
         Class C Shares                                   --                  --<F2>          --
         Class R Shares                                  (75)                (67)             --
     From net realized gains from
       investment transactions                        (6,829)                 --              --

Change in net assets from
   distributions to shareholders                      (6,986)               (115)             --

Capital Transactions:
     Proceeds from shares issued                      19,642              23,070             798
     Dividends reinvested                              5,723                  92              --
     Cost of shares redeemed                         (23,632)            (35,847)            (82)

Change in net assets from
   capital transactions                                1,733             (12,685)            716

Change in net assets                                  20,307              13,811             702

Net Assets:
     Beginning of period                             128,061             114,250             100

     End of period                                  $148,368            $128,061            $802

Share Transactions:
     Issued                                              707               1,027              77
     Reinvested                                          227                   4              --
     Redeemed                                           (852)             (1,615)             (8)

Change in Shares                                          82                (584)             69


<F1> Reflects operations for the period from December 31, 2003 (date of commencement of operations) to October 31, 2004.

<F2> Rounds to less than $1,000.




                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                   Established Value Fund

                                                                      Class A Shares

                                                                                                        May 5,
                                               Year          Year         Year           Year           2000
                                               Ended        Ended         Ended          Ended         through
                                            October 31,   October 31,   October 31,   October 31,     October 31,
                                               2004          2003          2002          2001          2000<F2>

Net Asset Value, Beginning of Period         $ 26.67       $ 21.28       $ 26.84       $ 33.65        $ 30.54

Investment Activities:
     Net investment income                      0.09          0.12          0.16          0.17           0.07
     Net realized and unrealized gains
       (losses) on investments                  3.40          5.37          0.07         (4.25)          3.11

         Total from Investment Activities       3.49          5.49          0.23         (4.08)          3.18

Distributions
     Net investment income                     (0.05)        (0.10)        (0.17)        (0.18)         (0.06)
     In excess of net investment income           --            --            --            --          (0.01)
     Net realized gains                        (2.20)           --         (5.62)        (2.55)            --

         Total Distributions                   (2.25)        (0.10)        (5.79)        (2.73)         (0.07)

Net Asset Value, End of Period               $ 27.91       $ 26.67       $ 21.28       $ 26.84        $ 33.65

Total Return (excludes sales charges)          14.17%        25.90%        (0.32)%      (13.07)%        10.44%<F3>

Ratios/Supplemental Data:
Net Assets at end of period (000)            $23,505       $21,370       $35,586       $30,931        $15,005
Ratio of expenses to average net assets         1.11%         1.12%         0.99%         0.99%          0.87%<F4>
Ratio of net investment income
   to average net assets                        0.33%         0.57%         0.66%         0.45%          0.43%<F4>
Ratio of expenses to
   average net assets<F1>                       1.13%         1.16%         1.06%         1.14%          1.46%<F4>
Ratio of net investment income
   (loss) to average net assets<F1>             0.31%         0.53%         0.59%         0.30%         (0.16)%<F4>
Portfolio turnover <F5>                           45%           43%           74%           58%            28%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued
For a Share Outstanding Throughout Each Period


                                                                  Established Value Fund

                                                                     Class C Shares

                                                                                   March 1,
                                                                  Year              2003
                                                                 Ended             through
                                                               October 31,        October 31,
                                                                  2004             2003<F2>

Net Asset Value, Beginning of Period                             $26.51            $20.60

Investment Activities:
     Net investment income (loss)                                 (0.10)             0.02
     Net realized and unrealized gains on investments              3.37              5.94

         Total from Investment Activities                          3.27              5.96

Distributions
     Net investment income                                        (0.02)            (0.05)
     Net realized gains                                           (2.20)               --

         Total Distributions                                      (2.22)            (0.05)

Net Asset Value, End of Period                                   $27.56            $26.51

Total Return (excludes contingent deferred sales charges)         13.31%            28.97%<F3>

Ratios/Supplemental Data:
Net Assets at end of period (000)                                $  415            $  195
Ratio of expenses to average net assets                            1.90%             1.89%<F4>
Ratio of net investment loss to average net assets                (0.49)%           (0.30)%<F4>
Ratio of expenses to average net assets<F1>                        3.79%             2.40%<F4>
Ratio of net investment loss to average net assets<F1>            (2.38)%           (0.81)%<F4>
Portfolio turnover <F5>                                              45%               43%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued
For a Share Outstanding Throughout Each Period


                                                                      Established Value Fund

                                                                         Class R Shares

                                                 Year           Year          Year            Year            Year
                                                Ended          Ended          Ended           Ended          Ended
                                              October 31,   October 31,    October 31,     October 31,    October 31,
                                                 2004          2003           2002            2001           2000

Net Asset Value, Beginning of Period          $  26.61       $  21.24       $  26.80        $  33.63       $  34.31

Investment Activities:
     Net investment income                        0.02           0.06           0.07            0.09           0.06
     Net realized and unrealized gains
       (losses) on investments                    3.41           5.38           0.07           (4.26)          3.43

         Total from Investment Activities         3.43           5.44           0.14           (4.17)          3.49

Distributions
     Net investment income                       (0.04)         (0.07)         (0.08)          (0.11)         (0.06)
     In excess of net investment income             --             --             --              --          (0.01)
     Net realized gains                          (2.20)            --          (5.62)          (2.55)         (4.10)

         Total Distributions                     (2.24)         (0.07)         (5.70)          (2.66)         (4.17)

Net Asset Value, End of Period                $  27.80       $  26.61       $  21.24        $  26.80       $  33.63

Total Return                                     13.93%         25.69%         (0.67)%        (13.35)%        11.26%

Ratios/Supplemental Data:
Net Assets at end of period (000)             $290,445       $285,747       $246,200        $301,103       $399,953
Ratio of expenses to average net assets           1.34%          1.35%          1.33%           1.19%          1.10%
Ratio of net investment income
   to average net assets                          0.10%          0.29%          0.33%           0.32%          0.20%
Ratio of expenses to
   average net assets<F1>                         1.37%          1.43%          1.46%           1.35%          1.26%
Ratio of net investment income
   to average net assets<F1>                      0.07%          0.21%          0.20%           0.16%          0.04%
Portfolio turnover <F2>                             45%            43%            74%             58%            28%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                  Special Value Fund

                                                                     Class A Shares

                                               Year          Year         Year           Year          Year
                                              Ended         Ended        Ended          Ended         Ended
                                           October 31,   October 31,   October 31,   October 31,    October 31,
                                              2004          2003          2002          2001           2000

Net Asset Value, Beginning of Period        $  14.12      $  11.44      $  12.98      $  16.02      $  13.09

Investment Activities:
     Net investment income                      0.03          0.06          0.02          0.03          0.06
     Net realized and unrealized gains
       (losses) on investments                  2.05          2.67         (0.13)        (0.60)         3.68

         Total from Investment Activities       2.08          2.73         (0.11)        (0.57)         3.74

Distributions
     Net investment income                     (0.04)        (0.05)        (0.02)        (0.04)        (0.06)
     Net realized gains                        (3.01)           --         (1.41)        (2.43)        (0.75)
     Tax return of capital                        --            --            --<F2>        --            --

         Total Distributions                   (3.05)        (0.05)        (1.43)        (2.47)        (0.81)

Net Asset Value, End of Period              $  13.15        $14.12      $  11.44      $  12.98      $  16.02

Total Return (excludes sales charges)          14.89%        23.90%        (1.57)%       (3.79)%       29.94%

Ratios/Supplemental Data:
Net Assets at end of period (000)           $104,324      $187,640      $204,547      $201,734      $214,293
Ratio of expenses to average net assets         1.27%         1.24%         1.26%         1.30%         1.32%
Ratio of net investment income
   to average net assets                        0.19%         0.43%         0.15%         0.22%         0.43%
Ratio of expenses to
   average net assets<F1>                       <F4>          <F4>          <F4>          <F4>          1.38%
Ratio of net investment income
   to average net assets<F1>                    <F4>          <F4>          <F4>          <F4>          0.37%
Portfolio turnover <F3>                          200%           94%           82%           89%           65%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Less than $0.01 per share.

<F3> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F4> There were no fee reductions during the period.




                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued
For a Share Outstanding Throughout Each Period

                                                                  Special Value Fund

                                                                   Class C Shares

                                                                                 March 1,
                                                                Year               2003
                                                               Ended             through
                                                             October 31,        October 31,
                                                                2004             2003<F3>

Net Asset Value, Beginning of Period                           $14.08            $11.21

Investment Activities:
     Net investment income (loss)                               (0.08)<F2>         0.01
     Net realized and unrealized gains on investments            2.04              2.88

         Total from Investment Activities                        1.96              2.89

Distributions
     Net investment income                                      (0.02)            (0.02)
     Net realized gains                                         (3.01)               --

         Total Distributions                                    (3.03)            (0.02)

Net Asset Value, End of Period                                 $13.01            $14.08

Total Return (excludes contingent deferred sales charges)       14.02%            25.84%<F4>

Ratios/Supplemental Data:
Net Assets at end of period (000)                              $  440            $  314
Ratio of expenses to average net assets                          1.95%             1.95%<F5>
Ratio of net investment loss to average net assets              (0.51)%           (0.26)%<F5>
Ratio of expenses to average net assets<F1>                      3.97%             2.60%<F5>
Ratio of net investment loss to average net assets<F1>          (2.53)%           (0.91)%<F5>
Portfolio turnover <F6>                                           200%               94%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Calculated using average shares during the period.

<F3> Period from commencement of operations.

<F4> Not annualized.

<F5> Annualized.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued
For a Share Outstanding Throughout Each Period


                                                                    Special Value Fund

                                                                      Class R Shares

                                                                                                     December 21,
                                                Year           Year        Year         Year           1999
                                                Ended          Ended       Ended        Ended         through
                                             October 31,    October 31,  October 31,  October 31,    October 31,
                                                2004            2003       2002         2001          2000<F3>

Net Asset Value, Beginning of Period           $14.02         $11.37      $12.93       $15.97         $12.48

Investment Activities:
     Net investment income (loss)               (0.02)<F2>      0.01       (0.01)       (0.02)<F2>      0.02
     Net realized and unrealized gains
       (losses) on investments                   2.03           2.66       (0.14)       (0.58)          3.51

         Total from Investment Activities        2.01           2.67       (0.15)       (0.60)          3.53

Distributions
     Net investment income                      (0.02)         (0.02)         --<F4>    (0.01)         (0.04)
     Net realized gains                         (3.01)            --       (1.41)       (2.43)            --

         Total Distributions                    (3.03)         (0.02)      (1.41)       (2.44)         (0.04)

Net Asset Value, End of Period                 $13.00         $14.02      $11.37       $12.93         $15.97

Total Return                                    14.50%         23.50%      (1.90)%      (3.99)%        28.34%<F5>

Ratios/Supplemental Data:
Net Assets at end of period (000)              $2,318         $2,039      $1,646       $  674         $  133
Ratio of expenses to average net assets          1.60%          1.60%       1.60%        1.60%          1.59%<F6>
Ratio of net investment income
   (loss) to average net assets                 (0.14)%         0.05%      (0.19)%      (0.16)%         0.08%<F6>
Ratio of expenses to
   average net assets<F1>                        2.80%          3.16%       3.67%        5.34%         23.11%<F6>
Ratio of net investment loss
   to average net assets<F1>                    (1.34)%        (1.51)%     (2.26)%      (3.90)%       (21.44)%<F6>
Portfolio turnover <F7>                           200%            94%         82%          89%            65%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Calculated using average shares for the period.

<F3> Period from commencement of operations.

<F4> Less than $0.01 per share.

<F5> Not annualized.

<F6> Annualized.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights
For a Share Outstanding Throughout Each Period


                                                          Small Company Opportunity Fund

                                                                  Class A Shares

                                              Year        Year         Year         Year         Year
                                              Ended       Ended        Ended        Ended        Ended
                                           October 31,  October 31,  October 31,  October 31,  October 31,
                                               2004        2003         2002          2001        2000

Net Asset Value, Beginning of Period        $ 26.39      $ 20.99      $ 22.92       $ 26.34      $ 21.08

Investment Activities:
     Net investment income (loss)              0.04         0.04         0.09          0.07        (0.03)
     Net realized and unrealized gains
       (losses) on investments                 5.11         5.39         0.04         (2.09)        5.29

     Total from Investment Activities          5.15         5.43         0.13         (2.02)        5.26

Distributions
     Net investment income                    (0.05)       (0.03)       (0.01)        (0.03)          --
     Net realized gains                       (1.40)          --        (2.05)        (1.37)          --

         Total Distributions                  (1.45)       (0.03)       (2.06)        (1.40)          --

Net Asset Value, End of Period              $ 30.09      $ 26.39      $ 20.99       $ 22.92      $ 26.34

Total Return (excludes sales charges)         20.50%       25.91%        0.29%        (8.01)%      24.95%

Ratios/Supplemental Data:
Net Assets at end of period (000)           $52,169      $42,933      $43,769       $36,312      $28,545
Ratio of expenses to average net assets        1.15%        1.14%        1.09%         0.96%        1.15%
Ratio of net investment income
   (loss) to average net assets                0.16%        0.16%        0.34%         0.30%       (0.14)%
Ratio of expenses to
   average net assets<F1>                      1.20%        1.22%        1.17%         1.18%        1.25%
Ratio of net investment income
   (loss) to average net assets<F1>            0.11%        0.08%        0.26%         0.08%       (0.24)%
Portfolio turnover <F2>                          68%          49%          60%           58%          28%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued
For a Share Outstanding Throughout Each Period


                                                            Small Company Opportunity Fund

                                                                    Class C Shares

                                                                                 March 1,
                                                                Year               2003
                                                               Ended             through
                                                             October 31,        October 31,
                                                                2004             2003<F3>

Net Asset Value, Beginning of Period                           $25.93            $20.07

Investment Activities:
     Net investment income (loss)                               (0.19)<F2>         0.01
     Net realized and unrealized gains on investments            5.02              5.88

         Total from Investment Activities                        4.83              5.89

Distributions
     Net investment income                                         --             (0.03)
     Net realized gains                                         (1.40)               --

         Total Distributions                                    (1.40)            (0.03)

Net Asset Value, End of Period                                 $29.36            $25.93

Total Return (excludes contingent deferred sales charges)       19.57%            29.42%<F4>

Ratios/Supplemental Data:
Net Assets at end of period (000)                              $  546            $   91
Ratio of expenses to average net assets                          1.95%             1.84%<F5>
Ratio of net investment loss to average net assets              (0.69)%           (0.59)%<F5>
Ratio of expenses to average net assets<F1>                      4.31%             3.67%<F5>
Ratio of net investment loss to average net assets<F1>          (3.05)%           (2.42)%<F5>
Portfolio turnover <F6>                                            68%               49%



<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Calculated using average shares for the period.

<F3> Period from commencement of operations.

<F4> Not annualized.

<F5> Annualized.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued
For a Share Outstanding Throughout Each Period


                                                                        Small Company Opportunity Fund

                                                                               Class R Shares

                                                 Year              Year             Year           Year             Year
                                                 Ended             Ended            Ended          Ended            Ended
                                              October 31,       October 31,     October 31,     October 31,      October 31,
                                                 2004              2003             2002           2001             2000

Net Asset Value, Beginning of Period           $ 26.06          $ 20.77          $ 22.80         $ 26.26          $ 21.04

Investment Activities:
     Net investment loss                         (0.01)           (0.02)           (0.05)          (0.01)           (0.08)
     Net realized and unrealized gains
       (losses) on investments                    5.03             5.33             0.07           (2.08)            5.30

         Total from Investment Activities         5.02             5.31             0.02           (2.09)            5.22

Distributions
     Net investment income                       (0.02)           (0.02)              --              --<F2>           --
     Net realized gains                          (1.40)              --            (2.05)          (1.37)              --

         Total Distributions                     (1.42)           (0.02)           (2.05)          (1.37)              --

Net Asset Value, End of Period                 $ 29.66          $ 26.06          $ 20.77         $ 22.80          $ 26.26

Total Return                                     20.26%           25.59%           (0.21)%         (8.32)%          24.81%

Ratios/Supplemental Data:
Net Assets at end of period (000)              $95,653          $85,037          $70,481         $81,815          $95,399
Ratio of expenses to average net assets           1.35%            1.38%            1.61%           1.31%            1.30%
Ratio of net investment loss
   to average net assets                         (0.04)%          (0.09)%          (0.20)%         (0.05)%          (0.29)%
Ratio of expenses to
   average net assets<F1>                         1.54%            1.64%            1.70%           1.52%            1.40%
Ratio of net investment loss
   to average net assets<F1>                     (0.23)%          (0.35)%          (0.29)%         (0.26)%          (0.39)%
Portfolio turnover <F3>                             68%              49%              60%             58%              28%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Less than $0.01 per share.

<F3> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights
For a Share Outstanding Throughout Each Period


                                                             Focused Growth Fund

                                                  Class A          Class C            Class R
                                                   Shares           Shares             Shares

                                                 December 31,     December 31,       December 31,
                                                    2003             2003               2003
                                                   through          through            through
                                                  October 31,      October 31,        October 31,
                                                   2004<F2>         2004<F2>           2004<F2>

Net Asset Value, Beginning of Period              $ 10.00           $ 10.00            $ 10.00

Investment Activities:
     Net investment loss                            (0.04)            (0.12)             (0.07)
     Net realized and unrealized
       gains on investments                          0.23              0.23               0.24

         Total from Investment Activities            0.19              0.11               0.17

Net Asset Value, End of Period                    $ 10.19           $ 10.11            $ 10.17

Total Return (excludes sales charges
   and contingent deferred sales charges)            1.90%<F3>         1.10%<F3>          1.70%<F3>

Ratios/Supplemental Data:
Net Assets at end of period (000)                 $   731           $    34            $    37
Ratio of expenses to average net assets              1.15%<F4>         1.90%<F4>          1.40%<F4>
Ratio of net investment loss
   to average net assets                            (0.68)%<F4>       (1.43)%<F4>        (0.93)%<F4>
Ratio of expenses to
   average net assets<F1>                           14.35%<F4>        28.56%<F4>         27.47%<F4>
Ratio of net investment loss
   to average net assets<F1>                       (13.88)%<F4>      (28.09)%<F4>       (27.00)%<F4>
Portfolio turnover <F5>                                26%               26%                26%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




                      See notes to financial statements.

The Victory Portfolios                                Schedules of Investments
Balanced Fund                                                 October 31, 2004
(Amounts in Thousands)


                                                         Principal
Security Description                                      Amount       Value

Asset Backed Securities (0.47%)

Citibank Credit Card Issuance Trust,
   Series 2002-A1, Class A1, 4.95%, 2/9/09                $    100    $    104
GMAC Mortgage Corp. Loan Trust,
   Series 2004-HE2, Class A4, 3.65%, 10/25/33                  313         308
Honda Auto Receivables Owner Trust,
   Series 2003-3, Class A4, 2.77%, 11/21/08                    120         120
WFS Financial Owner Trust,
   Series 2003-4, Class A4, 3.15%, 5/20/11                      70          70

Total Asset Backed Securities (Cost $603)                                  602


Collateralized Mortgage Obligations (4.92%)

Bank of America-First Union National
   Bank Commercial Mortgage,
   Series 2001-3, Class A2, 5.46%, 4/11/37 (e)                 180         192
Bear Stearns Commercial Mortgage Securities,
   Series 2001-T0P2, Class A2, 6.48%, 2/15/35 (e)              315         354
Bear Stearns Commercial Mortgage Securities,
   Series 2004-PWR3, Class A2, 3.87%, 2/11/41                  207         207
CS First Boston Mortgage Securities Corp.,
   Series 2003-C5, Class A4, 4.90%, 12/15/36                   205         209
DLJ Commercial Mortgage Corp.,
   Series 1999-CG2, Class A1B, 7.30%, 6/10/32 (e)              322         367
Fannie Mae Whole Loan,
   Series 2003-W12, Class 1A6, 4.50%, 6/25/43                  852         865
Fannie Mae Whole Loan,
   Series 2003-W15, Class 2A4, 4.25%, 8/25/43                  695         701
Fannie Mae Whole Loan,
   Series 2003-W18, Class 1A5, 4.61%, 8/25/43                  357         363
Federal Home Loan Mortgage Corp.,
   Structured Pass Through Securities,
   Series T-42, Class A5, 7.50%, 2/25/42                       468         506
Federal National Mortgage Association, Grantor Trust,
   Series 2002-T16, Class A3, 7.50%, 7/25/42                   283         306
First Union National Bank Commercial Mortgage,
   Series 2001-C2, Class A1, 6.20%, 1/12/43                    264         282
GE Capital Commercial Mortgage Corp.,
   Series 2002-1A, Class A2, 5.99%, 12/10/35                   232         252
GE Capital Commercial Mortgage Corp.,
   Series 2003-C2, Class A2, 4.17%, 7/10/37                    225         228
Government National Mortgage Association,
   Series 2001-12, Class B, 6.15%*, 6/16/21                    340         368
GS Mortgage Securities Corp.,
   Series 2004-C1, Class A2, 4.32%, 10/10/28                   193         195
J.P. Morgan Chase Commercial Mortgage,
   Series 2001-CIB3, Class A3, 6.47%, 11/15/35                 303         341
Morgan Stanley Capital, Inc.
   Series 2004-T13, Class A4, 4.66%, 9/13/45                   350         351


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Balanced Fund                                                October 31, 2004
(Amounts in Thousands, Except Shares)


                                                        Shares or
                                                        Principal
Security Description                                     Amount       Value

Morgan Stanley Dean Witter Capital,
   Series 2001-Top1, Class A4, 6.66%, 2/15/33            $     40    $     45
PNC Mortgage Acceptance Corp.,
   Series 1999 -- CM1, Class A1B, 7.33%, 12/10/32             195         224

Total Collateralized Mortgage
Obligations (Cost $6,291)                                               6,356


Commercial Paper (1.87%)

General Electric Capital Corp., 1.84%, 11/1/04              2,416       2,416

Total Commercial Paper (Cost $2,416)                                    2,416


Common Stocks (63.78%)

Aerospace/Defense (1.86%):
Boeing Co.                                                 48,050       2,398

Aluminum (1.94%):
Alcoa, Inc.                                                77,000       2,503

Apparel -- Footwear (0.87%):
Nike, Inc., Class B (c)                                    13,900       1,130

Automotive Parts (0.47%):
Delphi Automotive Corp. (c)                                72,200         607

Banks (1.63%):
PNC Financial Services Group, Inc.                         28,200       1,475
Wachovia Corp.                                             12,800         630

                                                                        2,105

Biotechnology (0.88%):
Amgen, Inc. (b)                                            14,800         841
Chiron Corp. (b) (c)                                        9,100         295

                                                                        1,136

Chemicals -- General (0.90%):
Dow Chemical Co.                                           25,832       1,161

Computers & Peripherals (4.16%):
Apple Computer, Inc. (b)                                   23,100       1,213
EMC Corp. (b)                                             104,400       1,344
International Business Machines Corp.                      31,400       2,818

                                                                        5,375

Electronic & Electrical -- General (2.41%):
General Electric Co.                                       91,200       3,112

Entertainment (1.85%):
Walt Disney Co. (c)                                        94,600       2,386

Environmental Control (0.95%):
Waste Management, Inc.                                     43,200       1,230


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Balanced Fund                                                October 31, 2004
(Amounts in Thousands, Except Shares)


Security Description                                     Shares       Value

Financial Services (1.60%):
Citigroup, Inc.                                            11,033    $    490
MBNA Corp.                                                 61,700       1,581

                                                                        2,071

Food Processing & Packaging (0.80%):
General Mills, Inc.                                        23,400       1,035

Health Care (0.79%):
Medtronic, Inc.                                            20,000       1,022

Heavy Machinery (0.95%):
Deere & Co.                                                20,500       1,225

Insurance -- Multi-Line (2.79%):
American International Group, Inc.                         38,030       2,309
Genworth Financial, Inc., Class A (c)                      33,800         806
XL Capital Ltd., Class A (c)                                6,800         493

                                                                        3,608

Internet Service Provider (1.47%):
Yahoo, Inc. (b) (c)                                        52,300       1,893

Manufacturing -- Miscellaneous (1.46%):
3M Co.                                                     14,900       1,156
Honeywell International, Inc.                              21,800         734

                                                                        1,890

Media (1.07%):
Viacom, Inc., Class B (c)                                  38,000       1,387

Mining (1.25%):
Newmont Mining Corp.                                       34,000       1,616

Motion Pictures & Services (0.20%):
DreamWorks Animation SKG, Inc. (b)                          6,513         254

Oil & Gas Exploration,
  Production & Services (4.35%):
Anadarko Petroleum Corp. (c)                               24,500       1,653
Transocean, Inc. (b) (c)                                   57,500       2,026
Unocal Corp.                                               46,800       1,954

                                                                        5,633

Oil -- Integrated Companies (2.67%):
BP PLC, ADR                                                59,200       3,448

Oilfield Services & Equipment (3.47%):
Halliburton Co.                                            54,800       2,030
Schlumberger Ltd. (c)                                      38,900       2,448

                                                                        4,478


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Balanced Fund                                                October 31, 2004
(Amounts in Thousands, Except Shares)


Security Description                                     Shares       Value

Pharmaceuticals (4.73%):
Bristol-Myers Squibb Co. (c)                               82,100    $  1,924
Johnson & Johnson, Inc.                                    23,100       1,349
Merck & Co., Inc.                                          57,400       1,797
Pfizer, Inc.                                               36,320       1,051

                                                                        6,121

Pipelines (0.71%):
El Paso Corp.                                             102,900         920

Radio & Television (0.90%):
Comcast Corp., Class A Special Shares (b)                  39,500       1,165

Real Estate Investment Trust (1.30%):
Equity Office Properties Trust                             59,787       1,681

Retail -- Department Stores (0.56%):
Kohl's Corp. (b) (c)                                       14,214         722

Retail -- Specialty Stores (0.95%):
Tiffany & Co. (c)                                          41,900       1,229

Savings & Loans (0.60%):
Washington Mutual, Inc. (c)                                19,900         770

Semiconductors (3.93%):
Intel Corp.                                                90,100       2,006
Texas Instruments, Inc.                                   125,700       3,073

                                                                        5,079

Software & Computer Services (3.72%):
Automatic Data Processing, Inc.                            32,900       1,428
Microsoft Corp.                                           120,800       3,381

                                                                        4,809

Telecommunications -- Cellular (1.26%):
Vodafone Group PLC, ADR (c)                                63,100       1,627

Telecommunications -- Equipment (1.90%):
LM Ericsson Telephone Co., ADR (b)                         39,300       1,136
Motorola, Inc.                                             76,400       1,319

                                                                        2,455

Transportation Services (1.35%):
FedEx Corp. (c)                                            19,100       1,740

Utilities -- Electric (1.08%):
Dominion Resources, Inc. (c)                               21,600       1,389

Total Common Stocks (Cost $73,291)                                     82,410


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Balanced Fund                                                October 31, 2004
(Amounts in Thousands)


                                                          Principal
Security Description                                       Amount       Value

Corporate Bonds (10.42%)

Airlines (0.04%):
Southwest Airlines Co., 6.50%, 3/1/12                    $     50    $     55

Aluminum (0.08%):
Alcoa, Inc., 5.38%, 1/15/13 (c)                               101         107

Automotive (0.12%):
DaimlerChrysler NA Holding Corp.,
   7.38%, 9/15/06, MTN                                         96         103
DaimlerChrysler NA Holding Corp.,
   8.50%, 1/18/31 (c)                                          43          53

                                                                          156
Banks (1.50%):
Bank of America Corp., 7.80%, 2/15/10 (e)                     194         229
Bank of America Corp., 6.80%, 3/15/28 (c)                      84          95
Bank One Corp., 6.88%, 8/1/06                                 258         276
European Investment Bank, 7.13%, 9/18/06                      223         241
First Union National Bank, 7.80%, 8/18/10 (c)                  82          97
Inter-American Development Bank, 7.00%, 6/15/25                51          62
International Bank for Reconstruction
  & Development, 4.13%, 8/12/09                               353         364
J.P. Morgan Chase & Co., 5.75%, 1/2/13                        152         163
Korea Development Bank, 3.88%, 3/2/09 (c)                      85          85
Marshall & Ilsley Bank, 4.13%, 9/4/07 (c)                     101         103
Royal Bank of Scotland Group PLC, 5.00%, 10/1/14 (c)           42          43
Wells Fargo & Co., 4.95%, 10/16/13                            179         183

                                                                        1,941

Beverages (0.12%):
Coca-Cola Enterprises, 6.95%, 11/15/26                         65          76
Pepsico, Inc., 3.20%, 5/15/07                                  79          80

                                                                          156

Chemicals (0.12%):
Dow Chemical, 6.00%, 10/1/12 (c)                               51          56
Rohm & Haas Co., 7.40%, 7/15/09                                82          94

                                                                          150

Computers & Peripherals (0.16%):
Hewlett-Packard Co., 7.15%, 6/15/05                            51          52
Hewlett-Packard Co., 6.50%, 7/1/12                             59          66
International Business Machines Corp., 8.38%, 11/1/19          62          83

                                                                          201

Consumer Products (0.05%):
Procter & Gamble Co., 4.30%, 8/15/08                           61          63


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Balanced Fund                                                October 31, 2004
(Amounts in Thousands)


                                                         Principal
Security Description                                      Amount       Value

Entertainment (0.15%):
Walt Disney Co., 6.75%, 3/30/06                           $    180    $    190

Environmental Control (0.11%):
Waste Management, Inc., 7.75%, 5/15/32                         115         141

Financial Services (3.01%):
Boeing Capital Corp., 6.50%, 2/15/12 (c)                       161         181
Caterpillar Financial Services Corp., 2.59%, 7/15/06           188         187
CIT Group, Inc., 6.50%, 2/7/06                                 112         117
Citigroup Inc., 6.63%, 6/15/32                                  50          56
Citigroup, Inc., 5.75%, 5/10/06                                278         291
Citigroup, Inc., 5.63%, 8/27/12 (c)                            157         169
Countrywide Home Loan, 5.50%, 8/1/06                           300         313
Credit Suisse First Boston USA, Inc., 7.13%, 7/15/32            40          47
Ford Motor Credit Co., 6.50%, 1/25/07 (c)                      178         187
Ford Motor Credit Co., 7.25%, 10/25/11 (c)                     107         115
General Electric Capital Corp., 5.38%, 3/15/07, MTN (c)         90          95
General Electric Capital Corp., 6.75%, 3/15/32, MTN            114         133
General Motors Acceptance Corp., 6.13%, 1/22/08 (c)            114         120
General Motors Acceptance Corp., 6.88%, 9/15/11                197         205
Goldman Sachs Group, Inc., 5.15%, 1/15/14 (c)                  204         207
Household Finance Corp., 4.13%, 12/15/08                       256         260
International Lease Finance Corp., 5.88%, 5/1/13               151         161
John Deere BV, 5.88%, 4/6/06                                   180         188
Lehman Brothers Holdings, Inc., 7.88%, 8/15/10                 111         132
Merrill Lynch & Co., Inc., 6.00%, 2/17/09                      164         178
Morgan Stanley Group, Inc., 6.88%, 3/1/07                      174         189
SLM Corp., 4.00%, 1/15/09, MTN (c)                             142         143
Toyota Motor Credit Corp., 4.35%, 12/15/10 (c)                  53          54
Verizon Global Funding Corp., 7.75%, 12/1/30                   117         144

                                                                         3,872

Food Processing & Packaging (0.15%):
Conagra Foods, Inc., 8.25%, 9/15/30 (c)                         40          53
General Mills, Inc., 6.00%, 2/15/12                             79          86
Kellogg Co., 7.45%, 4/1/31                                      45          56

                                                                           195

Food -- Distributors, Supermarkets,
  & Wholesalers (0.08%):
Kroger Co., 6.80%, 4/1/11                                       34          39
Safeway, Inc., 4.80%, 7/16/07                                   30          31
Safeway, Inc., 4.13%, 11/1/08                                   37          37

                                                                           107

Forest Products -- Lumber & Paper (0.47%):
International Paper Co., 5.50%, 1/15/14                        345         356
Weyerhaeuser Co., 6.00%, 8/1/06                                181         190
Weyerhaeuser Co., 7.38%, 3/15/32                                52          61

                                                                           607


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Balanced Fund                                                October 31, 2004
(Amounts in Thousands)


                                                         Principal
Security Description                                      Amount       Value

Governments -- Foreign (0.88%):
Italy, Government International Bond,
  2.75%, 12/15/06                                        $    169    $    169
Province of Manitoba, 4.25%, 11/20/06                         152         157
Province of Ontario, 3.50%, 9/17/07 (c)                        98          99
Province of Ontario, 5.50%, 10/1/08                           210         225
Province of Quebec, 5.00%, 7/17/09 (c)                         39          41
Province of Quebec, 7.50%, 9/15/29                            130         170
United Mexican States, 4.63%, 10/8/08                         137         139
United Mexican States, 6.38%, 1/16/13, MTN                    129         137

                                                                        1,137

Health Care (0.03%):
UnitedHealth Group, Inc., 4.75%, 2/10/14                       42          42

Heavy Machinery (0.08%):
Deere & Co., 6.95%, 4/25/14 (c)                                87         102

Insurance -- Property, Casualty, Health (0.31%):
Allstate Corp., 7.20%, 12/1/09                                132         153
Chubb Corp., 6.00%, 11/15/11                                  104         112
St. Paul Cos., Inc., 5.75%, 3/15/07                           134         140

                                                                          405

Media (0.28%):
News America Holdings Corp., 9.25%, 2/1/13                     65          84
News America, Inc., 6.63%, 1/9/08                              42          46
Time Warner, Inc., 8.11%, 8/15/06                              55          60
Time Warner, Inc., 6.88%, 5/1/12 (c)                           24          27
Time Warner, Inc., 7.70%, 5/1/32                               30          36
Viacom, Inc., 7.88%, 7/30/30                                   90         114

                                                                          367

Medical Supplies (0.03%):
Baxter International, Inc., 5.25%, 5/1/07                      43          45

Oil & Gas -- Exploration & Production (0.47%):
Devon Financing Corp. ULC, 7.88%, 9/30/31                     138         174
Devon Financing Corp. ULC, 6.88%, 9/30/11 (c)                 382         437

                                                                          611

Pharmaceuticals (0.17%):
Bristol-Myers Squibb Co., 5.75%, 10/1/11                       41          44
Wyeth, 5.50%, 3/15/13 (c)                                     177         182

                                                                          226

Pipelines (0.26%):
Consolidated Natural Gas, 6.25%, 11/1/11                       79          87
Duke Energy Field Services, 7.88%, 8/16/10                     57          67
Kinder Morgan Energy Partners LP, 8.00%, 3/15/05              173         177

                                                                          331


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Balanced Fund                                                October 31, 2004
(Amounts in Thousands)


                                                         Principal
Security Description                                      Amount       Value

Radio & Television (0.17%):
Clear Channel Communications, Inc., 5.75%, 1/15/13 (c)   $     42    $     43
Comcast Cable Communications, 6.38%, 1/30/06 (c)               68          71
Comcast Corp., 5.50%, 3/15/11 (c)                             105         111

                                                                          225

Railroads (0.15%):
Norfolk Southern Corp., 7.25%, 2/15/31                         90         106
Union Pacific Co., 6.65%, 1/15/11                              81          91

                                                                          197

Real Estate (0.12%):
EOP Operating LP, 7.00%, 7/15/11 (c)                           90         102
ERP Operating LP, 5.20%, 4/1/13                                56          57

                                                                          159

Restaurants (0.05%):
McDonald's Corp., 6.00%, 4/15/11                               55          61

Retail (0.18%):
May Department Stores Co., 6.70%, 7/15/34 (d)                  45          47
Wal-Mart Stores, Inc., 6.88%, 8/10/09 (c)                     164         187

                                                                          234

Telecommunications -- Cellular (0.15%):
360 Communications Co., 7.50%, 3/1/06                          97         103
AT&T Wireless Services, Inc., 7.88%, 3/1/11 (c)                42          50
Vodafone Group PLC, 7.75%, 2/15/10                             34          40

                                                                          193

Telecommunications -- Equipment (0.03%):
Motorola, Inc., 7.63%, 11/15/10                                29          34

Utilities -- Electric (0.69%):
Constellation Energy Group, Inc., 7.00%, 4/1/12 (c)            97         111
Constellation Energy Group, Inc., 7.60%, 4/1/32                73          88
Dominion Resources, Inc., 6.25%, 6/30/12                       99         109
Dominion Resources, Inc., 6.30%, 3/15/33 (c)                   47          49
Exelon Generation Co., LLC, 6.95%, 6/15/11 (c)                147         167
Hydro-Quebec, 8.40%, 1/15/22                                   71          97
Pacific Gas & Electric Co., 6.05%, 3/1/34                      33          34
Wisconsin Energy Corp., 5.88%, 4/1/06                         220         230

                                                                          885

Utilities -- Telecommunications (0.21%):
Ameritech Capital Funding, 6.15%, 1/15/08                      86          93
Deutsche Telekom International Finance BV,
  8.75%, 6/15/30                                               63          83
France Telecom, 8.75%, 3/1/11                                  75          90
                                                                          266

Total Corporate Bonds (Cost $13,116)                                   13,461


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Balanced Fund                                                October 31, 2004
(Amounts in Thousands)


                                                        Principal
Security Description                                     Amount       Value

U.S. Government Agencies (1.29%)

Federal Home Loan Bank (0.27%):
2.10%, 10/13/06, Callable 4/13/05 @ 100 (c)              $    120    $    118
5.75%, 5/15/12 (c)                                            205         226

                                                                          344

Federal Home Loan Mortgage Corp. (0.35%):
2.75%, 10/15/06 (c)                                            44          44
4.25%, 5/4/09, Callable 5/4/05 @ 100 (c)                      405         408

                                                                          452

Federal National Mortgage Association (0.51%):
2.75%, 8/11/06                                                180         180
3.65%, 10/15/08, Callable 10/15/04 @ 100 (c)                  165         167
4.13%, 2/17/09 (c)                                            200         204
6.25%, 2/1/11 (c)                                             100         111

                                                                          662

U.S. Government Loan Trust (0.16%):
U.S. Government Loan Trust -- Israel,
Series 1-B, 8.50%, 4/1/06                                     197         209

Total U.S. Government Agencies (Cost $1,649)                            1,667


U.S. Government Mortgage Backed (15.24%)

Federal Home Loan Mortgage Corp. (3.39%):
4.50%, 9/1/18-12/1/18                                         662         666
5.00%, 7/1/18-5/1/34                                        1,800       1,806
5.50%, 10/1/17-12/1/18                                      1,040       1,080
6.50%, 5/1/26-7/1/32                                          506         533
7.00%, 10/1/28-4/1/32                                         163         173
8.00%, 6/1/30                                                  35          38
8.50%, 7/1/21-4/1/29                                           79          88

                                                                        4,384

Federal National Mortgage Association (10.88%):
4.50%, 6/1/18-1/1/19                                        1,397       1,403
5.00%, 6/1/18-4/1/34 (e)                                    3,193       3,212
5.50%, 5/1/18-1/1/34                                        3,846       3,935
5.92%, 2/1/12                                                 481         525
6.00%, 5/15/09-12/1/34 (e) (f)                              2,697       2,805
6.50%, 3/1/29-8/1/33                                          937         987
7.00%, 5/1/22-3/1/32                                          196         208
7.50%, 3/1/27                                                  63          68
8.00%, 6/1/12-3/1/30                                          499         541
8.50%, 11/1/17                                                 19          21
9.50%, 10/1/21                                                 58          66
10.00%, 11/1/13                                                71          79
10.50%, 11/1/13                                                89          99
11.00%, 11/1/13                                                91         102

                                                                       14,051


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Balanced Fund                                                October 31, 2004
(Amounts in Thousands)


                                                        Principal
Security Description                                      Amount      Value

Government National Mortgage Assoc. (0.97%):
6.00%, 7/15/29-1/15/34                                   $    461    $    481
6.50%, 7/15/28                                                 12          13
7.00%, 12/15/25-4/15/28                                       195         209
7.50%, 8/15/29                                                 81          87
8.50%, 12/15/17-12/15/17                                      215         237
9.50%, 7/15/09-7/15/25                                        198         224
                                                                        1,251

Total U.S. Government Mortgage Backed (Cost $19,410)                   19,686


U.S. Treasury Obligations (2.32%)

U.S. Treasury Bonds (1.10%):
8.88%, 2/15/19 (c)                                             31          45
8.00%, 11/15/21 (c)                                           100         139
7.13%, 2/15/23 (c)                                            100         129
5.38%, 2/15/31 (c)                                          1,020       1,108

                                                                        1,421

U.S. Treasury Notes (1.22%):
1.25%, 5/31/05 (c)                                            170         169
2.63%, 11/15/06 (c)                                           110         110
3.00%, 11/15/07                                               265         266
3.13%, 10/15/08 (c)                                           651         653
4.88%, 2/15/12 (c)                                            126         135
4.25%, 8/15/13 (c)                                            242         247

                                                                        1,580

Total U.S. Treasury Obligations (Cost $2,942)                           3,001


Short-Term Securities Held as Collateral for Securities Lending (24.37%)

Pool of various securities for Victory Funds --
   footnote 3 (Securities Lending)                         31,491      31,491

Total Short-Term Securities Held as Collateral
   for Securities Lending                                  31,491

Total Investments (Cost $151,209) (a) -- 124.68%                      161,090

Liabilities in excess of other assets -- (24.68)%                     (31,892)

NET ASSETS -- 100.00%                                                $129,198


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                               Schedules of Investments
Convertible Fund                                             October 31, 2004
(Amounts in Thousands, Except Shares)


                                                        Shares or
                                                        Principal
Security Description                                      Amount      Value

Commercial Paper (1.2%)

General Electric Capital Corp., 1.84%, 11/1/04            $   844     $   844

Total Commercial Paper (Cost $844)                                        844


Common Stocks (1.4%)

Commercial Services (1.4%):
Cendant Corp.                                              48,000         988

Total Common Stocks (Cost $875)                                           988


Convertible Bonds (64.6%)

Advertising (1.0%):
Lamar Advertising Co., Convertible Subordinated Notes,
   2.88%, 12/31/10                                            650         700

Agriculture (2.0%):
Bunge Ltd. Finance Corp., Convertible Subordinated Notes,
   3.75%, 11/15/22, Callable 11/22/05 @ 101.50 (d)            690       1,048
Bunge Ltd. Finance Corp., Convertible Subordinated Notes,
   3.75%, 11/15/22, Callable 11/22/05 @ 101.50                225         342

                                                                        1,390
Apparel/Footwear (1.0%):
Reebok International Ltd., Convertible Subordinated Notes,
   2.00%, 5/1/24, Callable 5/1/09 @ 100 (d)                   665         677

Automotive (1.7%):
Navistar International, Convertible Subordinated Notes,
   2.50%, 12/15/07 (d)                                        950       1,158

Broadcasting/Cable (3.7%):
Liberty Media Corp., Convertible Subordinated Notes,
   0.75%, 3/30/23, Callable 4/5/08 @ 100 (d)                  810         881
Liberty Media Corp., Convertible Subordinated Notes,
   3.50%, 1/15/31, Callable 1/15/06 @ 100 (d)               1,055         962
Liberty Media Corp., Convertible Subordinated Notes,
   3.25%, 3/15/31, Callable 3/15/06 @ 100 (d)                 780         726

                                                                        2,569
Computer -- Peripherals (1.6%):
EMC Corp., Convertible Subordinated Notes,
   4.50%, 4/1/07, Callable 4/5/05 @ 101.80                  1,025       1,117

Construction (2.3%):
Fluor Corp., Convertible Subordinated Notes,
   1.50%, 2/15/24, Callable 2/16/09 @ 100                   1,480       1,547


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Convertible Fund                                             October 31, 2004
(Amounts in Thousands)


                                                        Principal
Security Description                                     Amount       Value

Electronics (0.9%):
Agilent Technologies, Inc.,
   Convertible Subordinated Notes,
   3.00%, 12/1/21, Callable 12/6/04 @ 100 (d)             $   325     $   328
Cymer, Inc., Convertible Subordinated Notes,
   3.50%, 2/15/09, Callable 2/20/05 @ 101.75                  300         296

                                                                          624
Entertainment (4.8%):
Carnival Corp., Convertible Subordinated Notes,
   2.00%, 4/15/21, Callable 4/15/08 @ 100                     705         962
GTECH Holdings Corp., Convertible Subordinated Notes,
   1.75%, 12/15/21, Callable 12/15/06 @ 100                   267         466
Walt Disney Co., Convertible Subordinated Notes,
   2.13%, 4/15/23, Callable 4/15/08 @ 100                   1,725       1,846

                                                                        3,274
Financial Services (2.0%):
Morgan Stanley, Convertible Subordinated Notes,
   0.25%, 11/1/11, Callable 9/29/06 @ 100 (d)               1,290       1,339

Heavy Machinery (3.9%):
Tyco International Group SA,
   Convertible Subordinated Notes,
   3.13%, 1/15/23, Callable 1/20/08 @ 101.82                1,805       2,710

Insurance -- Life (0.9%):
AON Corp., Convertible Subordinated Notes,
   3.50%, 11/15/12, Callable 11/19/07 @ 101 (d)               350         401
AON Corp., Convertible Subordinated Notes,
   3.50%, 11/15/12, Callable 11/19/07 @ 101                   200         230

                                                                          631
Insurance -- Multi-Line (2.7%):
Loews Corp., Convertible Subordinated Notes,
   3.13%, 9/15/07, Callable 12/23/04 @ 100.94                 875         861
Ohio Casualty Corp., Convertible Subordinated Notes,
   5.00%, 3/19/22, Callable 3/23/05 @ 102 (d)                 170         179
Ohio Casualty Corp., Convertible Subordinated Notes,
   5.00%, 3/19/22, Callable 3/23/05 @ 102                     750         790

                                                                        1,830
Internet Service Provider (1.2%):
Yahoo, Inc., Convertible Subordinated Notes,
   0.00%, 4/1/08                                              440         810

Medical Products/Supplies (1.5%):
Henry Schein, Inc., Convertible Subordinated Notes,
   3.00%, 8/15/34, Callable 8/20/10 @ 100 (d)               1,000       1,031

Mining (2.9%):
Inco Ltd., Convertible Subordinated Notes,
   1.00%, 3/14/23, Callable 3/19/10 @ 94.12                   505         646
Inco Ltd., Convertible Subordinated Notes,
   1.00%, 3/14/23, Callable 3/19/10 @ 94.12 (d)               250         320


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Convertible Fund                                             October 31, 2004
(Amounts in Thousands)


                                                        Principal
Security Description                                      Amount       Value

Placer Dome, Inc., Convertible Subordinated Notes,
   2.75%, 10/15/23, Callable 10/20/10 @ 100.83 (d)        $   645     $   824
Placer Dome, Inc., Convertible Subordinated Notes,
   2.75%, 10/15/23, Callable 10/20/10 @ 100.83                165         211

                                                                        2,001
Oil & Gas Exploration, Production & Services (1.8%):
Kerr-McGee Corp., Convertible Subordinated Notes,
   5.25%, 2/15/10, Callable 2/15/05 @ 102.63                1,150       1,231

Oilfield Services & Equipment (3.7%):
Halliburton Co., Convertible Subordinated Notes,
   3.13%, 7/15/23, Callable 7/15/08 @ 100 (d)               1,025       1,230
Schlumberger Ltd., Convertible Subordinated Notes,
   2.13%, 6/1/23, Callable 6/6/10 @ 100                       400         424
Schlumberger Ltd., Convertible Subordinated Notes,
   2.13%, 6/1/23, Callable 6/6/10 @ 100 (d)                   825         873

                                                                        2,527
Pharmaceuticals (6.2%):

Allergan, Inc., Convertible Subordinated Notes,
   0.00%, 11/6/22, Callable 11/6/07 @ 82.95                   360         326
Alza Corp., Convertible Subordinated Notes,
   0.00%, 7/28/20, Callable 7/28/05 @ 63.98                 1,283       1,029
Alza Corp., Convertible Subordinated Notes,
   0.00%, 7/28/20, Callable 7/28/05 @ 63.98 (d)               250         201
Cephalon, Inc., Convertible Subordinated Notes,
   0.00%, 6/15/33, Callable 6/15/10 @ 100.25 (d)              500         498
Teva Pharmaceutical Financial,
   0.50%, 2/1/24, Callable 8/1/08 @ 100                     1,055       1,007
Watson Pharmaceuticals, Inc.,
   Convertible Subordinated Notes,
   1.75%, 3/15/23, Callable 3/20/08 @ 100 (d)                 935         909
Watson Pharmaceuticals, Inc.,
   Convertible Subordinated Notes,
   1.75%, 3/15/23, Callable 3/20/08 @ 100                     300         292

                                                                        4,262

Pipelines (0.8%):
Noram Energy, Convertible Subordinated Notes,
   6.00%, 3/15/12, Continuously Callable @ 100                577         574

Real Estate (0.7%):
EOP Operating LP, Convertible Subordinated Notes,
   7.25%, 11/15/08, Callable 11/15/04 @ 100 (d)               500         502

Restaurants (2.5%):
Brinker International, Inc., Convertible
   Subordinated Notes,
   0.00%, 10/10/21, Callable 10/10/05 @ 64.60               1,410         913
Triarc Cos., Convertible Subordinated Notes,
   5.00%, 5/15/23, Callable 5/20/10 @ 100                     800         834

                                                                        1,747


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Convertible Fund                                             October 31, 2004
(Amounts in Thousands)


                                                         Principal
Security Description                                      Amount       Value

Retail -- Discount (1.4%):
Costco Wholesale Corp.,
   Convertible Subordinated Notes,
   0.00%, 8/19/17, Callable 8/19/05 @ 65.94                $   865     $   940

Retail -- Specialty Stores (4.1%):
Lowes Cos., Inc., Convertible Subordinated Notes,
   0.86%*, 10/19/21, Callable 10/19/06 @ 86.10               1,470       1,520
TJX Cos., Inc., Convertible Subordinated Notes,
   0.00%, 2/13/21, Callable 2/13/07 @ 75.68                  1,545       1,319

                                                                         2,839
Semiconductor Equipment (1.7%):
Credence Systems Corp., Convertible Subordinated Notes,
   1.50%, 5/15/08 (d)                                          550         545
Veeco Instruments, Inc., Convertible Subordinated Notes,
   4.13%, 12/21/08, Callable 12/21/04 @ 102.36 (d)             600         587

                                                                         1,132

Semiconductors (1.4%):
Cypress Semiconductor, Convertible Subordinated Notes,
   1.25%, 6/15/08, Callable 6/20/06 @ 100 (d)                  200         201
Micron Technology, Inc., Convertible Subordinated Notes,
   2.50%, 2/1/10, Callable 2/6/06 @ 101.43 (d)                 400         481
Vitesse Semiconductor Corp.,
   Convertible Subordinated Notes,
   1.50%, 10/1/24, Callable 10/1/09 @ 100 (d)                  250         252

                                                                           934

Software & Computer Services (0.8%):
ASML Holding NV, Convertible Subordinated Notes,
   5.75%, 10/15/06 (d)                                         500         560

Steel (0.6%):
Steel Dynamics, Inc., Convertible Subordinated Notes,
   4.00%, 12/15/12, Callable 12/18/07 @ 101.14 (d)             200         407

Telecommunications -- Services & Equipment (3.3%):
Harris Corp., Convertible Subordinated Notes,
   3.50%, 8/15/22, Callable 8/18/07 @ 100                      900       1,308
Lucent Technologies, Inc.,
   Convertible Subordinated Notes,
   2.75%, 6/15/25, Callable 6/20/13 @ 100                      670         938

                                                                         2,246

Transportation Services (0.6%):
GATX Corp., Convertible Subordinated Notes,
   5.00%, 8/15/23, Callable 8/15/08 @ 100 (d)                  300         397

Utilities -- Telecommunications (0.9%):
CenturyTel, Inc., Convertible Subordinated Notes,
   4.75%, 8/1/32, Callable 8/5/06 @ 102.85                     600         651

Total Convertible Bonds (Cost $41,698)                                  44,357


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Convertible Fund October 31, 2004
(Amounts in Thousands, Except Shares)


Security Description                                      Shares       Value

Convertible Preferred Stock (32.7%)

Advertising (1.4%):
Interpublic Group of Cos., Inc., 5.38%                     20,000     $   928

Aerospace/Defense (2.6%):
Northrop Grumman Corp., 7.25%                               7,595         778
Northrop Grumman Corp., Series B, 7.00%                     7,900       1,027

                                                                        1,805

Automotive (4.1%):
Ford Motor Co. Capital Trust II, 6.50%                     21,700       1,085
General Motors Corp., Series C, 6.25%                      63,688       1,712

                                                                        2,797

Banks (1.2%):
Commerce Capital Trust II, 5.95%                            7,000         437
Washington Mutual, Inc., 5.38%                              7,400         396

                                                                          833

Financial Services (0.7%):
Lehman Brothers Holdings, Inc., 6.25%                      19,130         481

Health Care (0.7%):
McKesson Financing Trust, 5.00%                             9,400         463

Household Goods -- Appliances,
  Furnishings & Electronics (2.7%):
Newell Financial Trust I, 5.25%                            41,200       1,844

Insurance -- Multi-Line (3.2%):
PMI Group, Inc., 5.88%                                     48,300       1,207
Travelers Property Casualty Corp., 4.50%                   46,046       1,020

                                                                        2,227

Insurance -- Property, Casualty, Health (0.1%):
Chubb Corp., 7.00%                                          3,307          93

Machinery (0.9%):
Cummins Capital Trust I, 7.00%                              8,000         612

Medical Equipment & Supplies (1.0%):
Baxter International, Inc., 7.00%                          13,900         715

Office Equipment & Supplies
   (Non-Computer Related) (0.8%):
Xerox Corp., 6.25%                                          4,000         529

Oil -- Integrated Companies (1.8%):
Amerada Hess Corp., 7.00%                                   6,536         479
Unocal Capital Trust, 6.25%                                15,000         785

                                                                        1,264

Paper & Forest Products (2.2%):
International Paper Capital Trust, 5.25%                   29,400       1,481

Pharmaceuticals (1.3%):
Omnicare, Inc., 4.00%                                      19,000         889


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Convertible Fund                                             October 31, 2004
(Amounts in Thousands, Except Shares)


Security Description                                     Shares       Value

Real Estate Investment Trusts (0.8%):
Equity Residential Properties, Series E, 7.00%             14,275     $   533

Savings & Loans (0.5%):
New York Community Capital Trust V, 6.00%                   6,800         364

Steel (1.4%):
United States Steel Corp., 7.00%                            7,683         930

Telecommunications (2.3%):
Alltel Corp., 7.75%                                        21,800       1,105
Motorola, Inc., 7.00%                                       9,961         500

                                                                        1,605

Utilities -- Electric (3.0%):
American Electric Power, 9.25%                             20,000         952
FPL Group, Inc., 8.50%                                     19,625       1,121

                                                                        2,073

Total Convertible Preferred Stock (Cost $21,298)                       22,466

Total Investments (Cost $64,715) (a) -- 99.9%                          68,655

Other assets in excess of liabilities -- 0.1%                              38

NET ASSETS -- 100.0%                                                  $68,693


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                               Schedules of Investments
Real Estate Fund                                             October 31, 2004
(Amounts in Thousands, Except Shares)


Security Description                                     Shares       Value

Common Stocks (89.1%)

Hotels (1.8%):
Hilton Hotels Corp.                                        20,000     $   398
Starwood Hotels & Resorts Worldwide, Inc.                   4,000         191

                                                                          589

Real Estate Development (4.0%):
Brookfield Properties Corp.                                22,700         772
St. Joe Co.                                                10,500         534

                                                                        1,306

Real Estate Investment Trusts (83.3%):
Apartments (12.8%):
Amli Residential Properties Trust                           7,600         239
Archstone-Smith Trust                                      15,200         510
Avalonbay Communities, Inc.                                 9,800         642
Camden Property Trust                                       9,800         445
Gables Residential Trust                                    8,800         321
Home Properties of New York, Inc.                          22,700         934
Post Properties, Inc.                                      29,400         944
Summit Properties, Inc.                                     3,800         115

                                                                        4,150

Diversified (11.2%):
Alexander's, Inc. (b)                                       3,300         652
Cousins Properties, Inc.                                   26,900       1,001
Crescent Real Estate Equities Co.                          45,400         727
Liberty Property Trust                                     18,900         766
Vornado Realty Trust                                        7,300         491

                                                                        3,637

Health Care (5.9%):
Healthcare Realty Trust, Inc.                               7,900         319
Nationwide Health Properties, Inc.                         34,000         767
Senior Housing Properties Trust                            15,200         285
Ventas, Inc.                                               20,000         538

                                                                        1,909

Hotels (1.5%):
FelCor Lodging Trust, Inc. (b)                              7,600          88
Host Marriott Corp. (b)                                    16,000         233
MeriStar Hospitality Corp. (b)                             30,300         177

                                                                          498

Industrial Development (7.2%):
AMB Property Corp.                                         18,900         709
Duke Realty Corp.                                           7,300         249
EastGroup Properties, Inc.                                 13,500         478
ProLogis                                                   22,700         885

                                                                        2,321


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Real Estate Fund                                             October 31, 2004
(Amounts in Thousands, Except Shares)


Security Description                                      Shares       Value

Office (23.0%):
Alexandria Real Estate Equities, Inc.                       5,000     $   330
AmeriVest Properties, Inc.                                116,000         803
Arden Realty, Inc.                                         15,200         518
Boston Properties, Inc.                                    18,900       1,129
Brandywine Realty Trust                                    11,300         332
Corporate Office Properties Trust                          27,100         743
Equity Office Properties Trust                             45,100       1,267
Glenborough Realty Trust, Inc.                             11,300         237
Mack-Cali Realty Corp.                                     13,400         592
Reckson Associates Realty Corp.                            11,300         343
SL Green Realty Corp.                                      13,400         735
Trizec Properties, Inc.                                    27,000         431

                                                                        7,460

Shopping Centers (20.6%):
Developers Diversified Realty Corp.                         7,500         314
Equity One, Inc.                                           22,700         476
Federal Realty Investment Trust                             9,000         427
Kimco Realty Corp.                                         13,800         753
Macerich Co.                                               11,300         675
Mills Corp.                                                18,700       1,037
New Plan Excel Realty Trust                                 7,900         207
Simon Property Group, Inc.                                 14,300         834
Tanger Factory Outlet Centers, Inc.                         3,900         184
Taubman Centers, Inc.                                      40,800       1,171
Urstadt Biddle Properties                                     600           9
Urstadt Biddle Properties, Class A                          8,400         135
Weingarten Realty Investors                                13,000         470

                                                                        6,692

Storage (1.1%):
Public Storage, Inc.                                        6,900         361

                                                                       27,028

Total Common Stocks (Cost $20,822)                                     28,923


Preferred Stocks (2.6%)

Real Estate Investment Trusts (2.6%):
Diversified (0.8%):
Entertainment Properties Trust, Series A, 9.50%            10,000         270

Hotels (1.4%):
Host Marriott Corp., Series*, 10.00%                        5,000         130
Host Marriott Corp., Series**, 10.00%                      10,800         295

                                                                          425

Office (0.4%):
HRPT Properties Trust, Series A, 9.88%                      5,000         135

Total Preferred Stocks (Cost $802)                                        830


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Real Estate Fund                                             October 31, 2004
(Amounts in Thousands)


                                                        Principal
Security Description                                      Amount       Value

U.S. Government Agencies (8.1%)

Federal Home Loan Bank (8.1%):
1.69%, 11/1/04                                           $  2,613     $ 2,613

Total U.S. Government Agencies (Cost $2,613)                            2,613

Total Investments (Cost $24,237) (a) -- 99.8%                          32,366

Other assets in excess of liabilities -- 0.2%                              79

NET ASSETS -- 100.0%                                                  $32,445



Notes to Schedules of Investments

(a) Represents cost for financial reporting purposes.

                      Cost of                                        Net
                    Investments      Gross          Gross         Unrealized
                    for Federal    Unrealized     Unrealized     Appreciation/
                   Tax Purposes   Appreciation   Depreciation   (Depreciation)

Balanced Fund        $152,396       $10,987        $(2,293)        $8,694
Convertible Fund       64,751         5,728         (1,824)         3,904
Real Estate Fund       24,348         8,071            (53)         8,018

(b) Non-income producing securities.

(c) All or a portion of the security is on loan.

(d) Rule 144A or other security which is restricted as to resale to institutional investors. The Fund's adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e) All or a portion of this security has been segregated as collateral for securities purchased on a "when-issued" basis.

(f) Security purchased on a "when-issued" basis.

* Variable rate security. Rate presented represents rate in effect at October 31, 2004. Maturity date reflects actual maturity date.

ADR -- American Depositary Receipts

MTN -- Medium Term Note

PLC -- Public Liability Co.

ULC -- Unlimited Liability Co.


              See notes to schedules of investments and notes to
                            financial statements.

                                         Statements of Assets and Liabilities
The Victory Portfolios                                       October 31, 2004
(Amounts in Thousands, Except Per Share Amounts)





                                                Balanced    Convertible   Real Estate
                                                  Fund         Fund          Fund

ASSETS:
Investments, at value
   (Cost $151,209; $64,715; $24,237)            $161,090      $68,655     $32,366
Cash                                                  50           50          50
Interest and dividends receivable                    405          295          46
Receivable from brokers for investments sold       2,113          107          --
Receivable from administrator                          1          --<F1>        1
Prepaid expenses                                      15            1          29

         Total Assets                            163,674       69,108      32,492

LIABILITIES:

Payable to brokers for investments purchased       2,437          339          --
Payable for commitments purchased
   on a when-issued basis                            402           --          --
Payable for return of collateral received         31,491           --          --
Accrued expenses and other payables:
     Investment advisory fees                         72           44          18
     Administration fees                               1            1           1
     Custodian fees                                   11            3           3
     Accounting fees                                  --           --<F1>       1
     Transfer agent fees                              20            5           9
     Shareholder service fees -- Class A Shares       26           15           5
     12b-1 Fees -- Class C Shares                     --<F1>       --<F1>       1
     12b-1 Fees -- Class R Shares                      2           --           3
     Other                                            14            8           6

         Total Liabilities                        34,476          415          47


NET ASSETS:
Capital                                          135,249       68,286      21,632
Accumulated undistributed net investment income        8           --          43
Net unrealized appreciation from investments       9,881        3,940       8,129
Accumulated net realized gains (losses)
   from investment transactions                  (15,940)      (3,533)      2,641

         Net Assets                             $129,198      $68,693     $32,445

Net Assets
     Class A Shares                             $124,494      $68,448     $23,984
     Class C Shares                                  457          245         625
     Class R Shares                                4,247           --       7,836

         Total                                  $129,198      $68,693     $32,445

Outstanding units of beneficial
   interest (shares)
     Class A Shares                               10,310        5,723       1,306
     Class C Shares                                   37           21          35
     Class R Shares                                  351           --         429

         Total                                    10,698        5,744       1,770

Net asset value
     Redemption price per share --
       Class A Shares                           $  12.08     $  11.96    $  18.34
     Offering and redemption price per
       share -- Class C Shares <F2>             $  12.06     $  11.92    $  18.28
     Offering and redemption price per
       share -- Class R Shares                  $  12.09           --    $  18.29

Maximum sales charge -- Class A Shares              5.75%        2.00%       5.75%

Maximum offering price per share
   (100%/(100%-maximum sales charge)
   of net asset value adjusted to
   nearest cent) -- Class A Shares              $  12.82     $  12.20    $  19.46



<F1> Rounds to less than $1,000.

<F2> Redemption price per share varies by length of time shares are held.




                       See notes to financial statements.

                                                     Statements of Operations
The Victory Portfolios                    For the Year Ended October 31, 2004
(Amounts in Thousands)

                                           Balanced   Convertible  Real Estate
                                             Fund         Fund         Fund

Investment Income:
Interest income                            $ 2,154      $1,059       $   20
Dividend income                              1,561       1,818        1,052
Income from securities lending, net             18          --           --

     Total Income                            3,733       2,877        1,072

Expenses:
Investment advisory fees                       978         628          273
Administration fees                            173         103           42
Shareholder service fees -- Class A Shares     336         209           67
12b-1 fees -- Class C Shares                     3           1            5
12b-1 fees -- Class R Shares                    24          --           35
Accounting fees                                111          69           65
Custodian fees                                  76          28           19
Legal and audit fees                            24          13            6
Trustees' fees and other officer expenses        8           5            2
Transfer agent fees                             79          32           31
Registration fees                               33          18           34
Printing fees                                   13          10            5
Other                                            7           8            2

     Total Expenses                          1,865       1,124          586

Expenses reduced by adviser                    (32)         --          (44)
Expenses reduced by administrator              (24)         --           --

     Expenses before reimbursement
       from administrator                    1,809       1,124          542
     Expenses reimbursed by administrator      (43)         (1)         (36)

     Net Expenses                            1,766       1,123          506

Net Investment Income                        1,967       1,754          566

Realized/Unrealized Gains (Losses)
   from Investments:
Net realized gains from investment
   transactions                             14,706       3,767        2,994
Net change in unrealized appreciation/
   depreciation from investments            (4,251)         15        3,390

Net realized/unrealized gains
   from investments                         10,455       3,782        6,384

Change in net assets
   resulting from operations               $12,422      $5,536       $6,950


                       See notes to financial statements.


The Victory Portfolios                    Statements of Changes in Net Assets
(Amounts in Thousands)

                                              Balanced                 Convertible                Real Estate
                                                Fund                      Fund                        Fund
                                          Year         Year         Year         Year         Year           Year
                                          Ended       Ended         Ended        Ended        Ended         Ended
                                       October 31,  October 31,  October 31,  October 31,   October 31,   October 31,
                                          2004         2003         2004         2003          2004          2003

From Investment Activities:
Operations:
     Net investment income             $  1,967     $   3,144     $  1,754      $  2,106     $    566     $  1,085
     Net realized gains (losses) from
       investment transactions           14,706       (11,728)       3,767          (261)       2,994          548
     Net change in unrealized
       appreciation/depreciation
       from investments                  (4,251)       21,518           15         9,884        3,390        5,406

Change in net assets resulting
   from operations                       12,422        12,934        5,536        11,729        6,950        7,039

Distributions to Shareholders:
     From net investment income:
         Class A Shares                  (2,340)       (3,680)      (1,816)       (2,145)        (589)        (967)
         Class C Shares                      (5)           --<F1>       (1)           --           (8)         (10)
         Class R Shares                     (71)          (71)          --           (13)        (127)        (181)

Change in net assets from
   distributions to shareholders         (2,416)       (3,751)      (1,817)       (2,158)        (724)      (1,158)

Capital Transactions:
     Proceeds from shares issued         22,107        38,772       15,838        52,151       21,329       24,778
     Proceeds from shares exchanged
       from Class G Shares                   --            --           --         1,777           --           --
     Dividends reinvested                 1,970         3,269          825         1,124          339          371
     Cost of shares redeemed            (43,318)     (214,975)     (46,185)      (27,982)     (27,773)     (26,743)
     Cost of shares exchanged
       to Class A Shares                     --            --           --        (1,777)          --           --

Change in net assets from
   capital transactions                 (19,241)     (172,934)     (29,522)       25,293       (6,105)      (1,594)

Change in net assets                     (9,235)     (163,751)     (25,803)       34,864          121        4,287

Net Assets:
     Beginning of period                138,433       302,184       94,496        59,632       32,324       28,037

     End of period                     $129,198     $ 138,433     $ 68,693      $ 94,496     $ 32,445     $ 32,324

Share Transactions:
     Issued                               1,883         3,718        1,312         4,803        1,311        1,923
     Issued in connection with
       exchange from Class G Shares          --            --           --           168           --           --
     Reinvested                             167           309           69           105           21           29
     Redeemed                            (3,671)      (20,535)      (3,866)       (2,618)      (1,764)      (2,103)
     Redeemed in connection with
       exchange to Class A Shares            --            --           --          (168)          --           --

Change in Shares                         (1,621)      (16,508)      (2,485)        2,290         (432)        (151)

Accumulated undistributed
   net investment income               $      8      $     71     $     --      $     44     $     43     $    201



<F1> Rounds to less than $1,000.




                        See notes to financial statements.


The Victory Portfolios                                   Financial Highlights
For a Share Outstanding Throughout Each Period


                                                         Balanced Fund

                                                        Class A Shares

                                 Year          Year          Year          Year           Year
                                 Ended         Ended         Ended         Ended          Ended
                              October 31,   October 31,   October 31,    October 31,    October 31,
                                 2004          2003          2002           2001           2000

Net Asset Value,
   Beginning of Period          $  11.24      $  10.48     $  12.35       $  14.47       $  15.10

Investment Activities:
   Net investment income            0.17          0.17         0.26           0.30           0.33
   Net realized and
     unrealized gains
     (losses) on investments        0.88          0.81        (1.17)         (1.17)          0.62

       Total from Investment
         Activities                 1.05          0.98        (0.91)         (0.87)          0.95

Distributions
   Net investment income           (0.21)        (0.22)       (0.28)         (0.30)         (0.34)
   In excess of net
     investment income                --            --           --             --          (0.01)
   Net realized gains                 --            --        (0.68)         (0.95)         (1.23)

       Total Distributions         (0.21)        (0.22)       (0.96)         (1.25)         (1.58)

Net Asset Value, End of Period  $  12.08      $  11.24     $  10.48       $  12.35       $  14.47

Total Return
   (excludes sales charges)         9.37%         9.45%       (8.05)%        (6.50)%         6.74%

Ratios/Supplemental Data:
Net Assets at end
   of period (000)              $124,494      $133,959     $298,643       $386,284       $412,606
Ratio of expenses to
   average net assets               1.26%         1.23%        1.17%          1.25%          1.27%
Ratio of net investment income
   to average net assets            1.42%         1.82%        2.25%          2.30%          2.36%
Ratio of expenses to
   average net assets<F1>           1.30%         1.24%        1.24%          1.32%          1.35%
Ratio of net investment income
   to average net assets<F1>        1.38%         1.81%        2.18%          2.23%          2.28%
Portfolio turnover<F2>               134%          112%         103%           116%           140%



<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Portfolio turnover is calculated on the basis of the
     Fund as a whole without distinguishing between the classes of shares issued.




                       See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued
For a Share Outstanding Throughout Each Period

                                                                  Balanced Fund

                                                                 Class C Shares

                                                                             March 1,
                                                              Year             2003
                                                             Ended           through
                                                           October 31,      October 31,
                                                              2004            2003<F2>

Net Asset Value, Beginning of Period                         $11.22         $10.12

Investment Activities:
     Net investment income                                     0.12           0.09
     Net realized and unrealized gains on investments          0.88           1.10

         Total from Investment Activities                      1.00           1.19

Distributions
     Net investment income                                    (0.16)         (0.09)

         Total Distributions                                  (0.16)         (0.09)

Net Asset Value, End of Period                               $12.06         $11.22

Total Return (excludes contingent deferred sales charges)      8.86%         11.89%<F3>

Ratios/Supplemental Data:
Net Assets at end of period (000)                            $  457         $   49
Ratio of expenses to average net assets                        1.70%          1.69%<F4>
Ratio of net investment income to average net assets           0.94%          1.04%<F4>
Ratio of expenses to average net assets<F1>                    4.29%          3.64%<F4>
Ratio of net investment loss to average net assets*           (1.65)%        (0.91)%<F4>
Portfolio turnover <F5>                                         134%           112%



<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




                       See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued
For a Share Outstanding Throughout Each Period


                                                                Balanced Fund

                                                               Class R Shares

                                                                                            December 15,
                                           Year         Year        Year          Year          1999
                                           Ended       Ended       Ended         Ended        through
                                        October 31,  October 31,  October 31,  October 31,  October 31,
                                           2004         2003        2002          2001          2000<F2>

Net Asset Value, Beginning of Period      $11.25       $10.49      $12.36        $14.49        $13.92

Investment Activities:
     Net investment income                  0.13         0.16        0.20          0.26          0.30
     Net realized and unrealized
       gains (losses) on investments        0.89         0.79       (1.15)        (1.18)         0.57

         Total from Investment Activities   1.02         0.95       (0.95)        (0.92)         0.87

Distributions
     Net investment income                 (0.18)       (0.19)      (0.24)        (0.26)        (0.30)
     In excess of net investment income       --           --          --            --            --<F3>
     Net realized gains                       --           --       (0.68)        (0.95)           --

         Total Distributions               (0.18)       (0.19)      (0.92)        (1.21)        (0.30)

Net Asset Value, End of Period            $12.09       $11.25      $10.49        $12.36        $14.49

Total Return                                9.09%        9.17%      (8.40)%       (6.86)%        6.32%<F4>

Ratios/Supplemental Data:
Net Assets at end of period (000)         $4,247       $4,425      $3,541        $2,195        $1,141
Ratio of expenses to average net assets     1.50%        1.50%       1.58%         1.59%         1.57%<F5>
Ratio of net investment income
   to average net assets                    1.17%        1.48%       1.87%         1.95%         2.04%<F5>
Ratio of expenses to
   average net assets<F1>                   2.11%        2.06%       2.21%         2.42%         3.95%<F5>
Ratio of net investment income
   (loss) to average net assets<F1>         0.56%        0.92%       1.24%         1.12%        (0.34)%<F5>
Portfolio turnover <F6>                      134%         112%        103%          116%          140%



<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Less than $0.01 per share.

<F4> Not annualized.

<F5> Annualized.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




                       See notes to financial statements.


The Victory Portfolios                                   Financial Highlights
For a Share Outstanding Throughout Each Period


                                                             Convertible Fund

                                                              Class A Shares


                                           Year         Year        Year           Year           Year
                                           Ended       Ended       Ended          Ended          Ended
                                        October 31,  October 31,  October 31,   October 31,   October 31,
                                           2004         2003        2002           2001           2000

Net Asset Value, Beginning of Period     $ 11.48      $ 10.04      $ 11.34       $ 14.29      $ 12.99

Investment Activities:
     Net investment income                  0.25         0.32         0.34          0.33         0.54
     Net realized and unrealized
      gains (losses) on investments         0.49         1.45        (1.31)        (1.40)        1.97

         Total from Investment
            Activities                      0.74         1.77        (0.97)        (1.07)        2.51

Distributions
     Net investment income                 (0.26)       (0.33)       (0.33)        (0.35)       (0.58)
     Net realized gains                       --           --           --         (1.53)       (0.63)

         Total Distributions               (0.26)       (0.33)       (0.33)        (1.88)       (1.21)

Net Asset Value, End of Period           $ 11.96      $ 11.48      $ 10.04       $ 11.34      $ 14.29

Total Return (excludes sales charges)       6.42%       17.89%       (8.74)%       (8.22)%      20.57%

Ratios/Supplemental Data:
Net Assets at end of period (000)        $68,448      $94,496      $58,115       $74,930      $96,451
Ratio of expenses
   to average net assets                    1.34%        1.35%        1.32%         1.26%        1.24%
Ratio of net investment income
   to average net assets                    2.10%        2.98%        3.08%         2.76%        4.01%
Ratio of expenses to
   average net assets<F1>                   <F2>         <F2>         1.34%         1.32%        1.24%
Ratio of net investment income
   to average net assets<F1>                <F2>         <F2>         3.06%         2.70%        4.01%
Portfolio turnover<F3>                        52%          59%          50%           72%          95%



<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> There were no voluntary fee reductions during the period.

<F3> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




                       See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued
For a Share Outstanding Throughout Each Period

                                                                    Convertible Fund
                                                                     Class C Shares

                                                                        March 1,
                                                                          2004
                                                                         through
                                                                       October 31,
                                                                        2004<F2>

Net Asset Value, Beginning of Period                                    $12.32

Investment Activities:
     Net investment income                                                0.17
     Net realized and unrealized losses on investments                   (0.39)

         Total from Investment Activities                                (0.22)

Distributions
     Net investment income                                               (0.18)

         Total Distributions                                             (0.18)

Net Asset Value, End of Period                                          $11.92

Total Return (excludes contingent deferred sales charges)                (1.80)%<F3>

Ratios/Supplemental Data:
Net Assets at end of period (000)                                       $  245
Ratio of expenses to average net assets                                   1.80%<F4>
Ratio of net investment income to average net assets                      1.56%<F4>
Ratio of expenses to average net assets<F1>                               2.75%<F4>
Ratio of net investment income to average net assets<F1>                  0.61%<F4>
Portfolio turnover <F5>                                                     52%



<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations

<F3> Not annualized.

<F4> Annualized.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




                       See notes to financial statements.


The Victory Portfolios                                   Financial Highlights
For a Share Outstanding Throughout Each Period

                                                               Real Estate Fund

                                                                Class A Shares

                                           Year         Year        Year           Year           Year
                                           Ended       Ended       Ended          Ended          Ended
                                        October 31,  October 31,  October 31,   October 31,   October 31,
                                           2004         2003        2002           2001           2000

Net Asset Value, Beginning of Period     $ 14.68      $ 11.92      $ 12.13       $ 11.49      $  9.70

Investment Activities:
     Net investment income                  0.27         0.51         0.41          0.55         0.57
     Net realized and unrealized
       gains (losses) on investments        3.74         2.78        (0.22)         0.54         1.63

         Total from Investment
            Activities                      4.01         3.29         0.19          1.09         2.20

Distributions
     Net investment income                 (0.35)       (0.53)       (0.40)        (0.45)       (0.41)

         Total Distributions               (0.35)       (0.53)       (0.40)        (0.45)       (0.41)

Net Asset Value, End of Period           $ 18.34      $ 14.68      $ 11.92       $ 12.13      $ 11.49

Total Return (excludes sales charges)      27.63%       28.33%        1.37%         9.48%       23.04%

Ratios/Supplemental Data:
Net Assets at end of period (000)        $23,984      $26,314      $23,754       $16,660      $13,864
Ratio of expenses
   to average net assets                    1.40%        1.40%        1.40%         1.39%        1.40%
Ratio of net investment income
   to average net assets                    1.65%        3.91%        3.68%         4.83%        4.92%
Ratio of expenses to
   average net assets<F1>                   1.56%        1.63%        1.61%         1.77%        1.77%
Ratio of net investment income
   to average net assets<F1>                1.49%        3.68%        3.47%         4.45%        4.55%
Portfolio turnover <F2>                       56%          93%          23%           75%          73%



<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued
For a Share Outstanding Throughout Each Period

                                                       Real Estate Fund

                                                        Class C Shares

                                                                           March 1,
                                             Year           Year            2002
                                             Ended          Ended          through
                                          October 31,    October 31,      October 31,
                                             2004           2003            2002<F2>

Net Asset Value, Beginning of Period        $14.66         $11.91         $12.80

Investment Activities:
     Net investment income                    0.24           0.41           0.32
     Net realized and unrealized gains
       (losses) on investments                3.65           2.80          (0.99)

         Total from Investment Activities     3.89           3.21          (0.67)

Distributions
     Net investment income                   (0.27)         (0.46)         (0.22)

         Total Distributions                 (0.27)         (0.46)         (0.22)

Net Asset Value, End of Period              $18.28         $14.66         $11.91

Total Return (excludes contingent
   deferred sales charges)                   26.81%         27.56%         (5.39)%<F3>

Ratios/Supplemental Data:
Net Assets at end of period (000)           $  625         $  363         $  242
Ratio of expenses to average net assets       2.00%          2.00%          2.15%<F4>
Ratio of net investment income
   to average net assets                      1.61%          3.16%          3.36%<F4>
Ratio of expenses to
   average net assets<F1>                     3.90%          3.92%          3.38%<F4>
Ratio of net investment income
   (loss) to average net assets<F1>          (0.29)%         1.24%          2.13%<F4>
Portfolio turnover <F5>                         56%            93%            23%



<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




                       See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued
For a Share Outstanding Throughout Each Period

                                                              Real Estate Fund

                                                               Class R Shares

                                                                                            December 15,
                                           Year         Year        Year          Year          1999
                                           Ended       Ended       Ended         Ended        through
                                        October 31,  October 31,  October 31,  October 31,  October 31,
                                           2004         2003        2002          2001          2000<F2>

Net Asset Value, Beginning of Period      $14.64      $11.89       $12.10        $11.49        $9.18

Investment Activities:
     Net investment income                  0.27        0.45         0.47          0.45         0.46
     Net realized and unrealized gains
       (losses) on investments              3.68        2.79        (0.31)         0.58         2.25

         Total from Investment Activities   3.95        3.24         0.16          1.03         2.71

Distributions
     Net investment income                 (0.30)      (0.49)       (0.37)        (0.42)       (0.40)

         Total Distributions               (0.30)      (0.49)       (0.37)        (0.42)       (0.40)

Net Asset Value, End of Period            $18.29      $14.64       $11.89        $12.10       $11.49

Total Return                               27.25%      27.95%        1.11%         8.97%       29.92%<F3>

Ratios/Supplemental Data:
Net Assets at end of period (000)         $7,836      $5,647       $4,041        $  686       $   75
Ratio of expenses to average net assets     1.75%       1.75%        1.75%         1.75%        1.65%<F4>
Ratio of net investment income
   to average net assets                    1.68%       3.38%        3.31%         4.58%        4.40%<F4>
Ratio of expenses to
   average net assets<F1>                   2.15%       2.30%        2.35%         6.78%       31.78%<F4>
Ratio of net investment income (loss)
   to average net assets<F1>                1.28%       2.83%        2.71%        (0.45)%     (25.73)%<F4>
Portfolio turnover <F5>                       56%         93%          23%          75%           73%



<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




                      See notes to financial statements.

The Victory Portfolios                                 Schedules of Investments
Intermediate Income Fund                                       October 31, 2004
(Amounts in Thousands)


                                                             Principal
Security Description                                           Amount     Value

Asset Backed Securities (2.5%)

American Housing Trust, Series VIII,
   Class K, 9.00%, 1/25/21                                    $   306  $    306
Honda Auto Receivables Owner Trust,
   Series 2003-3, Class A4, 2.77%, 11/21/08                     2,030     2,025
MBNA Credit Card Master Note Trust,
   Series 2001-A1, Class A1, 5.75%, 10/15/08                    2,185     2,284

Total Asset Backed Securities (Cost $4,530)                               4,615


Collateralized Mortgage Obligations (11.7%)

Bear Stearns Commercial Mortgage Securities,
   Series 2001-T0P2, Class A2, 6.48%, 2/15/35                     885       993
Bear Stearns Commercial Mortgage Securities,
   Series 2004-PWR3, Class A2, 3.87%, 2/11/41                     910       909
DLJ Commercial Mortgage Corp.,
   Series 1999-CG2, Class A1B, 7.30%, 6/10/32,                    868       989
Fannie Mae Grantor Trust,
   Series 2001-T7, Class A1, 7.50%, 2/25/41                       816       882
Fannie Mae Whole Loan,
   Series 2002-W3, Class A5, 7.50%, 1/25/28                       124       135
Fannie Mae Whole Loan,
   Series 2002-W7, Class A5, 7.50%, 2/25/29                     1,289     1,397
Fannie Mae Whole Loan,
   Series 2003-W12, Class 1A6, 4.50%, 6/25/43                   5,175     5,254
Fannie Mae Whole Loan,
   Series 2003-W18, Class 1A5, 4.61%, 8/25/43                   2,059     2,094
FHLMC Structured Pass Through Securities,
   Series T-42, Class A5, 7.50%, 2/25/42                        1,175     1,270
First Union National Bank Commercial Mortgage,
   Series 2001-C2, Class A1, 6.20%, 1/12/43                     1,295     1,386
GE Capital Commercial Mortgage Corp,
   Series 2003-C2, Class A2, 4.17%, 7/10/37                       910       923
Government National Mortgage Assoc.,
   Series 2002-53, Class AH, 8.00%, 1/16/17                     1,430     1,553
Government National Mortgage Assoc.,
   Series 2003-22, Class AH, 8.00%, 6/16/21                     1,799     1,981
J.P. Morgan Chase Commercial Mortgage,
   Series 2001-CIB3, Class A3, 6.47%, 11/15/35                  1,180     1,328
Morgan Stanley Capital I,
   Series 2004-T13, Class A4, 4.66%, 9/13/45                      910       914

Total Collateralized Mortgage Obligations (Cost $22,045)                 22,008


Commercial Paper (1.7%)

General Electric Capital Corp., 1.84%, 11/1/04                  3,140     3,140

Total Commercial Paper (Cost $3,140)                                      3,140


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                    Schedules of Investments -- continued
Intermediate Income Fund                                       October 31, 2004
(Amounts in Thousands)


                                                           Principal
Security Description                                        Amount       Value

Corporate Bonds (45.9%)

Aerospace & Defense (0.1%):
Boeing Co., 5.13%, 2/15/13 (b)                             $   212    $    220

Airlines (0.1%):
Southwest Airlines Co., 6.50%, 3/1/12                          217         239

Aluminum (0.5%):
Alcoa, Inc., 5.38%, 1/15/13 (b)                                850         897

Automotive (0.7%):
DaimlerChrysler North America Holding Corp.,
   7.38%, 9/15/06, MTN                                         678         726
DaimlerChrysler North America Holding Corp.,
   7.30%, 1/15/12 (b)                                          492         563

                                                                         1,289

Banks (7.6%):
Asian Development Bank, 4.88%, 2/5/07, MTN                     540         563
Bank of America Corp., 7.80%, 2/15/10                        1,592       1,875
Bank One Corp., 6.88%, 8/1/06                                2,322       2,484
European Investment Bank, 7.13%, 9/18/06                     3,474       3,750
First Union National Bank, 7.80%, 8/18/10 (b)                  856       1,013
International Bank for Reconstruction and
   Development, 4.13%, 8/12/09                               1,641       1,692
JP Morgan Chase & Co., 5.63%, 8/15/06 (b)                      567         593
JP Morgan Chase & Co., 5.75%, 1/2/13                           454         486
Korea Development Bank, 3.88%, 3/2/09 (b)                      420         420
Marshall & Ilsley Bank, 4.13%, 9/4/07 (b)                    1,241       1,269

                                                                        14,145

Beverages (0.8%):
Anheuser-Busch Cos., Inc., 9.00%, 12/1/09 (b)                1,161       1,432
PepsiCo, Inc., 3.20%, 5/15/07                                   96          97

                                                                         1,529

Broadcasting/Cable (0.3%):
Comcast Corp., 5.50%, 3/15/11 (b)                              610         643

Brokerage Services (0.4%):
Merrill Lynch & Co., Inc., 6.00%, 2/17/09                      707         767

Chemicals -- General (0.3%):
Rohm & Haas Co., 7.40%, 7/15/09                                560         643

Computers & Peripherals (0.6%):
Hewlett-Packard Co., 7.15%, 6/15/05                            271         279
Hewlett-Packard Co., 6.50%, 7/1/12                             236         266
International Business Machines Corp., 4.25%, 9/15/09 (b)      494         506

                                                                         1,051

Cosmetics & Toiletries (0.4%):
Procter & Gamble Co., 4.30%, 8/15/08                           714         739


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                    Schedules of Investments -- continued
Intermediate Income Fund                                       October 31, 2004
(Amounts in Thousands)


                                                           Principal
Security Description                                         Amount       Value

Electrical Services (0.3%):
Dominion Resources, Inc., 6.25%, 6/30/12                    $   485    $    532

Electronic & Electrical -- General (0.3%):
General Electric Co., 5.00%, 2/1/13 (b)                         581         602

Entertainment (0.6%):
Walt Disney Co., 6.75%, 3/30/06                                 775         817
Walt Disney Co., 5.38%, 6/1/07 (b)                              253         265

                                                                          1,082

Environmental Control (0.3%):
Waste Management, Inc., 6.38%, 11/15/12                         500         556

Financial Services (14.6%):
Boeing Capital Corp., 5.65%, 5/15/06 (b)                      1,266       1,321
Boeing Capital Corp., 6.50%, 2/15/12 (b)                        533         600
Caterpillar Financial Services Corp., 2.59%, 7/15/06, MTN       824         821
CIT Group, Inc., 6.50%, 2/7/06                                1,242       1,298
Citigroup, Inc., 5.75%, 5/10/06 (b)                           1,622       1,694
Citigroup, Inc., 5.63%, 8/27/12 (b)                             813         877
Countrywide Home Loan, 5.50%, 8/1/06                            730         760
Ford Motor Credit Co., 6.88%, 2/1/06 (b)                        309         321
Ford Motor Credit Co., 6.50%, 1/25/07 (b)                     1,701       1,787
Ford Motor Credit Co., 7.25%, 10/25/11 (b)                      248         267
General Electric Capital Corp., 4.25%, 1/28/05, MTN (b)         337         339
General Electric Capital Corp., 5.38%, 3/15/07, MTN (b)         394         414
General Electric Capital Corp., 5.88%, 2/15/12, MTN (b)         887         968
General Motors Acceptance Corp., 6.13%, 1/22/08               1,370       1,444
General Motors Acceptance Corp., 6.88%, 9/15/11                 648         675
Goldman Sachs Group, Inc., 5.70%, 9/1/12                        261         278
Goldman Sachs Group, Inc., 5.15%, 1/15/14 (b)                 1,317       1,336
Household Finance Corp., 4.13%, 12/15/08                      3,044       3,090
International Lease Finance Corp., 5.88%, 5/1/13                685         730
John Deere BV, 5.88%, 4/6/06                                  1,529       1,595
John Deere Capital Corp., 7.00%, 3/15/12                         51          59
Lehman Brothers Holdings, Inc., 7.88%, 8/15/10                  972       1,155
Morgan Stanley Group, Inc., 6.88%, 3/1/07                     1,831       1,986
SLM Corp., 4.00%, 1/15/09, MTN (b)                              815         820
Toyota Motor Credit Corp., 4.35%, 12/15/10 (b)                  360         369
Verizon Global Funding Corp., 7.25%, 12/1/10 (b)                480         560
Wells Fargo & Co., 4.95%, 10/16/13 (b)                        1,752       1,793

                                                                         27,357

Food Distributors, Supermarkets & Wholesalers (0.4%):
Kroger Co., 6.80%, 4/1/11 (b)                                   497         562
Safeway, Inc., 4.13%, 11/1/08                                   244         245

                                                                            807

Food Production -- Diversified (0.4%):
General Mills, Inc., 6.00%, 2/15/12                             731         795


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                    Schedules of Investments -- continued
Intermediate Income Fund                                       October 31, 2004
(Amounts in Thousands)


                                                           Principal
Security Description                                         Amount       Value

Forest Products -- Lumber & Paper (1.4%):
International Paper Co., 5.50%, 1/15/14                     $ 1,318    $  1,360
Weyerhaeuser Co., 6.00%, 8/1/06                                 593         624
Weyerhaeuser Co., 6.75%, 3/15/12 (b)                            622         704

                                                                          2,688

Governments -- Foreign (3.6%):
Italy, Government International Bond, 2.75%, 12/15/06 (b)     1,165       1,166
Province of Manitoba, 4.25%, 11/20/06                         1,173       1,210
Province of Ontario, 3.50%, 9/17/07 (b)                         792         799
Province of Ontario, 5.50%, 10/1/08                             895         962
Province of Quebec, 5.00%, 7/17/09 (b)                          295         311
Republic of Korea, 8.88%, 4/15/08                               541         638
United Mexican States, 4.63%, 10/8/08                         1,067       1,085
United Mexican States, 6.38%, 1/16/13, MTN                      529         562

                                                                          6,733

Health Care (0.2%):
UnitedHealth Group, Inc., 4.75%, 2/10/14                        290         289

Insurance (1.1%):
Allstate Corp., 7.20%, 12/1/09                                  653         753
Chubb Corp., 6.00%, 11/15/11                                    586         634
St. Paul Cos., Inc., 5.75%, 3/15/07                             677         709

                                                                          2,096

Media (0.8%):
AOL Time Warner, Inc., 6.88%, 5/1/12 (b)                        467         531
News America Holdings, Inc., 9.25%, 2/1/13                      360         466
News America, Inc., 6.63%, 1/9/08                               275         301
Time Warner, Inc., 8.11%, 8/15/06                                83          90
Viacom, Inc., 5.63%, 5/1/07                                     156         166

                                                                          1,554

Medical Supplies (0.2%):
Baxter International, Inc., 5.25%, 5/1/07                       290         303

Oil & Gas Exploration, Production & Services (1.7%):
Devon Financing Corp., 6.88%, 9/30/11 (b)                     2,732       3,128

Pharmaceuticals (0.6%):
Bristol-Meyers Squibb Co., 5.75%, 10/1/11                       222         240
Wyeth, 5.50%, 3/15/13 (b)                                       801         824

                                                                          1,064

Pipelines (1.0%):
Consolidated Natural Gas, 6.25%, 11/1/11                        658         725
Duke Energy Field Services, 7.88%, 8/16/10                      274         324
Kinder Morgan Energy Partners LP, 8.00%, 3/15/05                725         739

                                                                          1,788


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                    Schedules of Investments -- continued
Intermediate Income Fund                                       October 31, 2004
(Amounts in Thousands)


                                                             Principal
Security Description                                         Amount       Value

Radio & Television (0.3%):
Clear Channel Communications, 5.75%, 1/15/13 (b)            $   275    $    285
Comcast Cable Communications, 6.38%, 1/30/06 (b)                345         360

                                                                            645

Railroads (0.7%):
Norfolk Southern Corp., 7.35%, 5/15/07 (b)                      592         647
Union Pacific Corp., 6.65%, 1/15/11                             509         571

                                                                          1,218

Real Estate (0.6%):
EOP Operating LP, 7.00%, 7/15/11 (b)                            720         816
ERP Operating LP, 5.20%, 4/1/13                                 323         331

                                                                          1,147

Restaurants (0.5%):
McDonald's Corp., 6.00%, 4/15/11                                857         944

Retail (0.9%):
Wal-Mart Stores, Inc., 6.88%, 8/10/09 (b)                     1,537       1,750

Telecommunications -- Cellular (0.9%):
360 Communications Co., 7.50%, 3/1/06                           664         705
AT&T Wireless Services, Inc., 7.88%, 3/1/11 (b)                 212         253
Verizon Wireless Capital LLC, 5.38%, 12/15/06                   289         303
Vodafone Group PLC, 7.75%, 2/15/10                              307         361

                                                                          1,622

Telecommunications -- Equipment (0.1%):
Motorola, Inc., 7.63%, 11/15/10                                 153         179

Utilities-- Electric (1.7%):
Constellation Energy Group, Inc., 7.00%, 4/1/12 (b)           1,082       1,238
Exelon Generation Co. LLC, 6.95%, 6/15/11 (b)                   597         680
Pacific Gas & Electric Co., 4.20%, 3/1/11                       410         408
Wisconsin Energy Corp., 5.88%, 4/1/06                           740         773

                                                                          3,099

Utilities -- Telecommunications (0.9%):
Deutsche Telekom International Finance, 3.88%, 7/22/08          542         547
France Telecom, 8.75%, 3/1/11                                   434         521
SBC Communications, Inc., 5.75%, 5/2/06 (b)                     282         294
Sprint Capital Corp., 6.13%, 11/15/08                           372         403

                                                                          1,765

Total Corporate Bonds (Cost $83,781)                                     85,905


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                    Schedules of Investments -- continued
Intermediate Income Fund                                       October 31, 2004
(Amounts in Thousands)


                                                           Principal
Security Description                                         Amount       Value

U.S. Government Agencies (15.7%)

Federal Home Loan Bank (3.4%):
3.50%, 5/15/07                                              $ 6,240    $  6,310

Federal Home Loan Mortgage Corp. (3.5%):
2.75%, 10/15/06 (c)                                           1,398       1,397
2.88%, 5/15/07 (c)                                            3,385       3,381
4.50%, 4/2/14, Callable 4/2/07 @ 100                          1,870       1,822

                                                                          6,600

Federal National Mortgage Association (8.2%):
2.75%, 8/11/06                                                7,163       7,168
3.00%, 2/26/07, Callable 8/26/04 @ 100                        1,395       1,399
3.75%, 9/15/08, Callable 9/15/05 @ 100                          643         643
3.85%, 4/14/09                                                3,790       3,806
4.13%, 2/17/09                                                1,407       1,434
6.25%, 2/1/11                                                   856         950

                                                                         15,400

Small Business Administration (0.5%):
Small Business Administration,
   Series 1999-20D, Class 1, 6.15%, 4/1/19                      829         889

U.S. Government Loan Trust (0.1%):
U.S. Government Loan Trust -- Israel,
   Series 1-B, 8.50%, 4/1/06                                    197         209

Total U.S. Government Agencies (Cost $29,327)                            29,408


U.S. Government Mortgage Backed (3.5%)

Federal Home Loan Mortgage Corp. (0.5%):
6.00%, 2/1/13                                                   171         180
7.00%, 10/1/28-1/1/30                                            44          47
7.50%, 4/1/28                                                    43          46
8.00%, 6/1/17                                                   522         568
8.50%, 7/1/21-4/1/29                                             51          57

                                                                            898

Federal National Mortgage Association (2.2%):
6.50%, 9/1/28                                                    27          29
7.00%, 10/1/26-12/1/29                                          143         152
7.50%, 3/1/27-11/1/29                                           302         324
8.00%, 11/1/12-2/1/33                                         1,813       1,974
8.50%, 7/1/25-4/1/31                                          1,062       1,170
9.50%, 10/1/21                                                  168         190
10.00%, 11/1/13                                                 142         156
10.50%, 11/1/13                                                  62          68
11.00%, 11/1/13                                                  84          94

                                                                          4,157


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                    Schedules of Investments -- continued
Intermediate Income Fund                                       October 31, 2004
(Amounts in Thousands)


                                                           Principal
Security Description                                         Amount       Value

Government National Mortgage Assoc. (0.8%):
7.00%, 12/15/23-12/15/25                                    $   223    $    238
7.50%, 12/15/27-4/15/29                                          18          19
8.50%, 12/15/17                                                 214         236
9.00%, 2/15/17                                                   52          59
9.50%, 7/15/25                                                  857         946

                                                                          1,498

Total U.S. Government Mortgage Backed (Cost $6,356)                       6,553


U.S. Treasury Obligations (18.0%)

U.S. Treasury Notes (18.0%):
1.25%, 5/31/05 (b)                                            2,942       2,928
2.63%, 11/15/06 (b)                                           1,348       1,349
3.00%, 11/15/07 (b)                                           5,605       5,634
3.13%, 10/15/08 (b)                                           5,300       5,312
4.25%, 8/15/13 (b)                                           12,684      12,963
4.63%, 5/15/06 (b)                                            2,126       2,198
4.88%, 2/15/12 (b)                                            1,825       1,956
6.50%, 2/15/10 (b)                                            1,343       1,545

Total U.S. Treasury Obligations (Cost $33,520)                           33,885


Short-Term Securities Held as Collateral for Securities Lending (30.6%)

Pool of various securities for Victory Funds --
   footnote 3 (Securities Lending)                           57,269      57,269

Total Short-Term Securities Held as Collateral
   for Securities Lending                                                57,269

Total Investments (Cost $239,968) (a) -- 129.6%                         242,783

Liabilities in excess of other assets -- (29.6%)                        (55,475)

NET ASSETS -- 100.0%                                                   $187,308


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                                 Schedules of Investments
Fund for Income                                                October 31, 2004
(Amounts in Thousands)


                                                           Principal
Security Description                                         Amount       Value

Government National Mortgage Association (90.6%)

Multi-family (41.7%):
Collateralized Mortgage Obligations (28.7%):
Government National Mortgage Assoc.,
   Series 2002-53, Class AH, 8.00%, 1/16/17              $    7,879    $  8,556
Government National Mortgage Assoc.,
   Series 2003-108, Class BH, 7.50%, 2/16/34                 14,395      16,665
Government National Mortgage Assoc.,
   Series 2003-22, Class AH, 8.00%, 6/16/21                   7,915       8,714
Government National Mortgage Assoc.,
   Series 2003-36, Class B, 7.50%, 2/16/31                   18,045      20,356
Government National Mortgage Assoc.,
   Series 2003-47, Class B, 8.00%, 10/16/27                  15,720      18,023
Government National Mortgage Assoc.,
   Series 2003-59, Class B, 7.50%, 7/16/18                   18,003      19,750
Government National Mortgage Assoc.,
   Series 2003-87, Class BH, 7.50%, 8/16/32                  21,751      25,132

                                                                        117,196
Pass-throughs (13.0%)
7.13%, 3/20/12 (d)                                            6,157       6,987
8.00%, 10/15/18-3/15/35                                       8,488       9,416
8.25%, 6/15/20-10/15/31                                       5,234       5,787
7.88%, 7/15/21-7/15/27                                        4,844       5,310
8.75%, 4/15/22                                                2,314       2,353
7.92%, 7/15/23                                                  753         842
7.95%, 4/15/25                                                  443         496
8.60%, 5/15/27                                                  572         649
6.88%, 10/15/28                                               1,294       1,338
7.75%, 9/15/29-11/15/38                                       5,201       5,703
8.62%, 5/15/35                                                1,054       1,185
8.13%, 7/15/38-6/15/41                                        5,381       6,038
7.48%, 2/15/41                                                1,548       1,766
7.90%, 6/15/41                                                2,567       2,960
7.71%, 8/15/43 (c)                                            1,814       2,108

                                                                         52,938

                                                                        170,134

Single Family (48.9%):
Collateralized Mortgage Obligations (2.2%):
Government National Mortgage Assoc.,
   Series 1999-22, Class VB, 7.00%, 11/20/14                  3,000       3,121
Government National Mortgage Assoc.,
   Series 1995-4, Class CQ, 8.00%, 6/20/25                       31          33
Government National Mortgage Assoc.,
   Series 1996-9, Class PE, 7.00%, 10/20/25                     178         178
Government National Mortgage Assoc.,
   Series 2000-9, Class PB, 7.50%, 6/16/26                    5,000       5,245


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                    Schedules of Investments -- continued
Fund for Income                                                October 31, 2004
(Amounts in Thousands)


                                                           Principal
Security Description                                         Amount       Value

Government National Mortgage Assoc.,
   Series 1997-2, Class E, 7.50%, 2/20/27                $      124    $    132
Government National Mortgage Assoc.,
   Series 1999-6, Class AB, 8.00%, 3/16/28                       93          94
Government National Mortgage Assoc.,
   Series 2001-15, Class GK, 8.50%, 10/20/29                      9           9

                                                                          8,812
Pass-throughs (46.7%):
8.50%, 3/15/05-8/15/29                                        4,786       5,260
8.00%, 8/15/06-3/15/32                                       10,952      11,943
9.00%, 9/15/06-6/20/30                                       17,798      19,983
9.50%, 12/15/09-6/15/21                                         413         461
7.50%, 8/15/10-3/15/32                                       25,491      27,464
10.00%, 5/15/12-6/15/21                                         207         230
7.00%, 4/15/16-4/15/33 (c)                                   24,707      26,432
8.75%, 3/20/17                                                   94         105
8.85%, 5/15/18-12/15/18                                       1,984       2,226
8.15%, 3/15/19-4/15/20                                          245         268
8.25%, 4/20/20-1/15/30                                          739         808
7.95%, 7/20/20                                                1,383       1,515
7.75%, 8/20/20-8/20/21                                          971       1,060
7.65%, 9/20/21-7/20/22                                        1,058       1,151
7.29%, 12/20/21-11/20/22                                      1,370       1,474
7.60%, 2/20/22                                                  353         383
6.50%, 11/15/23-12/20/32                                     44,936      47,628
6.00%, 1/15/33-9/15/34 (c)                                   40,280      41,939

                                                                        190,330

                                                                        199,142

Total Government National Mortgage Association (Cost $365,472)          369,276


U.S. Treasury Obligations (8.6%)

U.S. Treasury Bonds (7.8%):
11.25%, 2/15/15                                              19,815      31,674

U.S. Treasury Bill (0.8%):
1.57%, 12/16/04                                               3,400       3,393

Total U.S. Treasury Obligations (Cost $34,152)                           35,067


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                    Schedules of Investments -- continued
Fund for Income                                                October 31, 2004
(Amounts in Thousands, Except Shares)


Security Description                                       Shares       Value

Investment Companies (0.3%)

Federated U.S. Treasury Cash Reserve Fund                 1,406,471    $  1,406

Total Investment Companies (Cost $1,406)                                  1,406

Total Investments (Cost $401,030) (a)-- 99.5%                           405,749

Other assets in excess of liabilities-- 0.5%                              1,839

NET ASSETS-- 100.0%                                                    $407,588


Notes to Schedules of Investments

(a)  Represents cost for financial reporting purposes.


                     Cost of                                         Net
                  Investments        Gross          Gross        Unrealized
                  for Federal     Unrealized     Unrealized     Appreciation/
                  Tax Purposes   Appreciation   Depreciation   (Depreciation)

Intermediate
   Income Fund      $241,455        $1,752        $  (424)          $1,328
Fund for Income      402,601         6,223         (3,075)           3,148


(b)  All or a portion of the security is on loan.

(c) All or a portion of this security has been segregated as collateral for securities purchased on a "when-issued" basis.

(d)  Security purchased on a "when-issued" basis.

MTN -- Medium Term Note

PLC -- Public Liability Company


              See notes to schedules of investments and notes to
                            financial statements.

                                           Statements of Assets and Liabilities
The Victory Portfolios                                         October 31, 2004
(Amounts in Thousands, Except Per Share Amounts)


                                                        Intermediate
                                                           Income      Fund for
                                                            Fund        Income

ASSETS:
Investments, at value (Cost $239,968; $401,030)          $242,783     $405,749
Cash                                                           50           50
Interest and dividends receivable                           1,853        2,546
Receivable for capital shares issued                           --           61
Receivable from brokers for investments sold                5,071           --
Receivable from administrator                                  --            2
Prepaid expenses                                                6           52

         Total Assets                                     249,763      408,460

LIABILITIES:
Payable to brokers for investments purchased                5,064           --
Payable for commitments purchased on a when-issued basis       --          405
Payable for capital shares redeemed                            --           27
Payable for return of collateral received                  57,269           --
Accrued expenses and other payables:
     Investment advisory fees                                  54          173
     Administration fees                                        3           35
     Custodian fees                                             6           16
     Accounting fees                                           --(a)         1
     Transfer agent fees                                       14           74
     Shareholder service fees-- Class A Shares                 40           40
     12b-1 Fees-- Class C Shares                               --           21
     12b-1 Fees-- Class R Shares                               --           41
     Other                                                      5           39

         Total Liabilities                                 62,455          872

NET ASSETS:
Capital                                                   194,256      436,242
Accumulated undistributed net investment income               128            2
Net unrealized appreciation from investments                2,815        4,719
Accumulated net realized losses
   from investment transactions                            (9,891)     (33,375)

         Net Assets                                      $187,308     $407,588

Net Assets
     Class A Shares                                      $187,308     $189,716
     Class C Shares                                            --       24,187
     Class R Shares                                            --      193,685

         Total                                           $187,308     $407,588

Outstanding units of beneficial interest (shares)
     Class A Shares                                        18,937       15,104
     Class C Shares                                            --        1,929
     Class R Shares                                            --       15,416

         Total                                             18,937       32,449

Net asset value
     Redemption price per share -- Class A Shares        $   9.89     $  12.56
     Offering and redemption price per share --
     Class C Shares (b)                                        --     $  12.53
     Offering price per share -- Class R Shares                --     $  12.56

Maximum sales charge -- Class A Shares                       2.00%        2.00%

Maximum offering price per share
   (100%/(100%-maximum sales charge)
   of net asset value adjusted to nearest cent) --
   Class A Shares                                        $  10.09     $  12.82

(a)  Rounds to less than $1,000.

(b)  Redemption price per share varies by length of time shares are held.


                      See notes to financial statements.

                                                       Statements of Operations
The Victory Portfolios For the Year Ended                      October 31, 2004
(Amounts in Thousands)


                                                        Intermediate
                                                           Income      Fund for
                                                            Fund        Income

Investment Income:
Interest income                                             $8,065     $17,113
Dividend income                                                 --          10
Income from securities lending, net                             45          --

     Total Income                                            8,110      17,123

Expenses:
Investment advisory fees                                     1,503       2,290
Administration fees                                            248         566
Shareholder service fees-- Class A Shares                      501         497
12b-1 fees-- Class C Shares                                     --         279
12b-1 fees-- Class R Shares                                     --         578
Accounting fees                                                 83         140
Custodian fees                                                  60         146
Legal and audit fees                                            32          75
Trustees' fees and other officer expenses                       12          26
Transfer agent fees                                             59         368
Registration fees                                               18          56
Printing fees                                                    2          45
Other                                                           14          35

     Total Expenses                                          2,532       5,101

Expenses reduced by adviser                                   (386)         --
Expenses reduced by administrator                               (6)         --

     Expenses before reimbursement from administrator        2,140       5,101
     Expenses reimbursed by administrator                       (5)       (151)

     Net Expenses                                            2,135       4,950

Net Investment Income                                        5,975      12,173

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) on investment transactions       1,721        (640)
Net change in unrealized appreciation/
   depreciation from investments                              (991)      2,890

Net realized/unrealized gains from investments                 730       2,250

Change in net assets resulting from operations              $6,705     $14,423


                      See notes to financial statements.


The Victory Portfolios                      Statements of Changes in Net Assets
(Amounts in Thousands)



                                                   Intermediate               Fund for
                                                    Income Fund                Income

                                                  Year        Year        Year        Year
                                                  Ended       Ended       Ended       Ended
                                               October 31, October 31, October 31, October 31,
                                                  2004        2003        2004        2003

From Investment Activities:
Operations:
     Net investment income                     $  5,975    $   8,485   $  12,173   $  18,972
     Net realized gains (losses) from
       investment transactions                    1,721        8,319        (640)      4,305
     Net change in unrealized appreciation/
       depreciation from investments               (991)      (6,354)      2,890     (17,509)

Change in net assets resulting
   from operations                                6,705       10,450      14,423       5,768

Distributions to Shareholders:
     From net investment income by class:
         Class A Shares                          (7,764)     (10,478)    (11,397)    (12,098)
         Class C Shares                              --           --      (1,439)       (716)
         Class G Shares                              --          (22)         --          --
         Class R Shares                              --           --     (12,837)    (18,033)

Change in net assets from
   distributions to shareholders                 (7,764)     (10,500)    (25,673)    (30,847)

Capital Transactions:
     Proceeds from shares issued                 22,772       61,740      92,660     276,928
     Proceeds from shares exchanged
       from Class G                                  --        3,448          --          --
     Dividends reinvested                         3,911        6,452      14,079      19,407
     Cost of shares redeemed                    (55,220)    (177,272)   (234,485)   (314,860)
     Cost of shares exchanged to Class A             --       (3,448)         --          --

Change in net assets from
   capital transactions                         (28,537)    (109,080)   (127,746)    (18,525)

Change in net assets                            (29,596)    (109,130)   (138,996)    (43,604)

Net Assets:
     Beginning of period                        216,904      326,034     546,584     590,188

     End of period                             $187,308    $ 216,904   $ 407,588   $ 546,584

Share Transactions:
     Issued                                       2,298        6,140       7,285      20,819
     Issued in connection with
       exchange from Class G                         --          344          --          --
     Reinvested                                     395          644       1,111       1,468
     Redeemed                                    (5,562)     (17,653)    (18,422)    (23,729)
     Redeemed in connection with
       exchange to Class A                           --         (345)         --          --

Change in Shares                                 (2,869)     (10,870)    (10,026)     (1,442)

Accumulated undistributed
   net investment income                       $    128    $      72   $       2   $     243



                      See notes to financial statements.


The Victory Portfolios                                     Financial Highlights
For a Share Outstanding Throughout Each Period



                                                                 Intermediate Income Fund

                                                                      Class A Shares

                                                    Year       Year        Year        Year         Year
                                                    Ended      Ended       Ended       Ended        Ended
                                                 October 31, October 31, October 31, October 31, October 31,
                                                    2004       2003        2002        2001         2000

Net Asset Value, Beginning of Period             $   9.95    $   9.98    $  10.02    $   9.30    $   9.32

Investment Activities
     Net investment income                           0.29        0.33        0.41        0.53        0.56
     Net realized and unrealized gains
       (losses) on investments                       0.04        0.06        0.02        0.74       (0.02)

         Total from Investment Activities            0.33        0.39        0.43        1.27        0.54

Distributions
     Net investment income                          (0.39)      (0.42)      (0.47)      (0.55)      (0.56)

         Total Distributions                        (0.39)      (0.42)      (0.47)      (0.55)      (0.56)

Net Asset Value, End of Period                   $   9.89    $   9.95    $   9.98    $  10.02    $   9.30

Total Return (excludes sales charges)                3.33%       3.98%       4.54%      14.07%       6.00%

Ratios/Supplemental Data:
Net Assets at end of period (000)                $187,308    $216,904    $323,146    $322,312    $190,945
Ratio of expenses to average net assets              1.07%       1.10%       1.06%       0.92%       0.92%
Ratio of net investment income
   to average net assets                             2.98%       3.38%       4.22%       5.44%       5.95%
Ratio of expenses to average net assets<F1>          1.26%       1.24%       1.24%       1.26%       1.27%
Ratio of net investment income
   to average net assets<F1>                         2.79%       3.24%       4.04%       5.10%       5.60%
Portfolio turnover                                    125%        217%        168%        278%        278%



<F1> During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.




                      See notes to financial statements.


The Victory Portfolios                                     Financial Highlights
For a Share Outstanding Throughout Each Period



                                                                      Fund for Income

                                                                      Class A Shares

                                                Year          Year         Year        Year          Year
                                               Ended         Ended        Ended       Ended         Ended
                                             October 31,    October 31,  October 31, October 31,  October 31,
                                                2004          2003         2002        2001          2000

Net Asset Value, Beginning of Period         $  12.87       $  13.44     $  13.44    $  12.77     $  12.79

Investment Activities
     Net investment income                       0.35<F2>       0.46         0.65        0.80         0.81
     Net realized and unrealized gains
       (losses) on investments                   0.07          (0.30)        0.11        0.67           --<F3>

         Total from Investment Activities        0.42           0.16         0.76        1.47         0.81

Distributions
     Net investment income                      (0.73)         (0.73)       (0.76)      (0.80)       (0.83)

         Total Distributions                    (0.73)         (0.73)       (0.76)      (0.80)       (0.83)

Net Asset Value, End of Period               $  12.56       $  12.87     $  13.44    $  13.44     $  12.77

Total Return (excludes sales charges)            3.36%          1.15%        5.89%      11.84%        6.67%

Ratios/Supplemental Data:
Net Assets at end of period (000)            $189,716       $221,181     $243,889    $194,914     $124,131
Ratio of expenses to average net assets          1.00%          1.00%        0.99%       0.96%        0.97%
Ratio of net investment income
   to average net assets                         2.77%          3.36%        4.72%       6.07%        6.48%
Ratio of expenses to average net assets<F1>      1.03%          1.01%        0.99%       1.04%        1.09%
Ratio of net investment income
   to average net assets<F1>                     2.74%          3.35%        4.72%       5.99%        6.36%
Portfolio turnover <F4>                            34%            60%          53%         20%          25%



<F1> During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

<F2> Calculated using average shares for the period.

<F3> Less than $.01 per share.

<F4> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




                      See notes to financial statements.


The Victory Portfolios                        Financial Highlights -- continued
For a Share Outstanding Throughout Each Period



                                                         Fund for Income

                                                          Class C Shares

                                                                           March 1,
                                               Year           Year           2002
                                               Ended          Ended         through
                                            October 31,    October 31,    October 31,
                                               2004           2003         2002<F3>

Net Asset Value, Beginning of Period         $ 12.84        $ 13.43         $13.22

Investment Activities
     Net investment income                      0.29<F2>       0.48           0.42
     Net realized and unrealized gains
       (losses) on investments                  0.06          (0.41)          0.25

         Total from Investment Activities       0.35           0.07           0.67

Distributions
     Net investment income                     (0.66)         (0.66)         (0.46)

         Total Distributions                   (0.66)         (0.66)         (0.46)

Net Asset Value, End of Period               $ 12.53        $ 12.84         $13.43

Total Return (excludes contingent
   deferred sales charges)                      2.79%          0.49%          5.17%<F4>

Ratios/Supplemental Data:
Net Assets at end of period (000)            $24,187        $29,806         $1,155
Ratio of expenses to average net assets         1.55%          1.55%          1.68%<F5>
Ratio of net investment income
   to average net assets                        2.27%          2.23%          3.75%<F5>
Ratio of expenses to average net assets<F1>     1.90%          1.88%          2.23%<F5>
Ratio of net investment income
   to average net assets<F1>                    1.92%          1.90%          3.20%<F5>
Portfolio turnover <F6>                           34%            60%            53%



<F1> During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

<F2> Calculated using average shares for the period.

<F3> Period from commencement of operations.

<F4> Not annualized.

<F5> Annualized.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




                      See notes to financial statements.


The Victory Portfolios                                     Financial Highlights
For a Share Outstanding Throughout Each Period



                                                                      Fund for Income

                                                                      Class R Shares

                                                Year          Year         Year         Year           Year
                                               Ended         Ended        Ended        Ended          Ended
                                             October 31,    October 31,  October 31,  October 31,  October 31,
                                                2004          2003         2002         2001           2000

Net Asset Value, Beginning of Period         $  12.87       $  13.44     $  13.44     $  12.77     $  12.78

Investment Activities
     Net investment income                       0.33<F2>       0.42         0.64         0.79         0.84
     Net realized and unrealized gains
       (losses) on investments                   0.08          (0.27)        0.11         0.68        (0.01)

         Total from Investment Activities        0.41           0.15         0.75         1.47         0.83

Distributions
     Net investment income                      (0.72)         (0.72)       (0.75)       (0.80)       (0.84)

         Total Distributions                    (0.72)         (0.72)       (0.75)       (0.80)       (0.84)

Net Asset Value, End of Period               $  12.56       $  12.87     $  13.44     $  13.44     $  12.77

Total Return                                     3.25%          1.08%        5.80%       11.84%        6.74%

Ratios/Supplemental Data:
Net Assets at end of period (000)            $193,685       $295,597     $345,144     $242,716     $143,963
Ratio of expenses to average net assets          1.10%          1.07%        1.08%        0.97%        0.89%
Ratio of net investment income
   to average net assets                         2.61%          3.34%        4.62%        6.05%        6.55%
Ratio of expenses to average net assets<F1>      <F3>           <F3>         1.08%        1.07%        1.04%
Ratio of net investment income
   to average net assets<F1>                     <F3>           <F3>         4.62%        5.95%        6.40%
Portfolio turnover <F4>                            34%            60%          53%          20%          25%



<F1> During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

<F2> Calculated using average shares for the period.

<F3> There were no fee reductions during the period.

<F4> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




                      See notes to financial statements.

The Victory Portfolios                               Schedules of Investments
National Municipal Bond Fund                                 October 31, 2004
(Amounts in Thousands)


                                                          Principal
Security Description                                        Amount      Value

Municipal Bonds (92.5%)

Alabama (1.1%):
Sheffield, Electric Revenue,
   5.00%, 7/1/20, Callable 1/1/13 @ 100, AMBAC               $680     $   725

Alaska (1.4%):
North Slope Boro, Series A, 0.00%, 6/30/06, MBIA            1,000         965

Arizona (7.4%):
Maricopa County School District  Number 41, Gilbert,
   GO, 4.25%, 7/1/10, FSA                                     750         803
Maricopa County School District Number 48, Scottsdale,
   GO, 4.25%, 7/1/08, FSA                                     800         853
Maricopa County School District Number 68, Alahambra,
   GO, 5.00%, 7/1/10, FSA                                   1,500       1,664
Maricopa County School District Number 98,
   Fountain Hills University,
   GO, 5.00%, 7/1/10, FSA                                   1,000       1,109
Maricopa County Unified School District Number 89,
   Dysart, Series B,
   GO, 5.00%, 7/1/23, Callable 7/1/14 @ 100, FSA              500         562

                                                                        4,991

Arkansas (0.7%):
University of Arkansas University Revenues,
   Fayetteville Campus, Series A, 4.50%, 11/1/21,
   Callable 11/1/14 @ 100 MBIA                                470         482

California (8.5%):
Cabrillo Community College District,
   GO, 5.25%, 8/1/17, Callable 8/1/14 @ 100, MBIA           4,575       5,142
Centinela Valley Unified High School District,
   Series A, GO, 3.10%, 2/1/08, MBIA                          630         650

                                                                        5,792

Connecticut (0.2%):
State Health and Educational Facilities
   Authority Revenue, Trinity College,
   Series H, 4.75%, 7/1/23, Callable 7/1/14 @ 100, MBIA       150         154

Illinois (2.6%):
Peoria GO, 4.00%, 1/1/18, Callable 1/1/14 @ 100, MBIA         175         173
Rockford School District Number 205,
   GO, 5.00%, 2/1/13, FGIC                                    450         500
State Educational Facilities Authority,
   Robert Morris College, Revenue,
   5.80%, 6/1/30, Callable 12/1/07 @ 100, MBIA              1,000       1,084

                                                                        1,757

Indiana (10.9%):
Dekalb Eastern High School Building Corp., Revenue,
   4.00%, 1/15/10, FSA                                        310         325
Dekalb Eastern High School Building Corp., Revenue,
   4.00%, 7/15/10, FSA                                        335         352
Delta-Eaton School Building Corp., Revenue, 4.00%,
   1/15/10, MBIA                                              605         635
Delta-Eaton School Building Corp., Revenue, 4.00%,
   7/15/10, MBIA                                              510         536
Elkhart County Corrections Complex, 4.50%, 6/1/24, MBIA (c)   740         734
Evansville-Vanderburgh County Building Authority, Revenue,
   3.50%, 2/1/07, MBIA                                        250         258


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
National Municipal Bond Fund                                 October 31, 2004
(Amounts in Thousands)


                                                         Principal
Security Description                                       Amount       Value

Fairfield School Building Corp.
   Revenue, First Meeting,
   4.00%, 1/15/11, FGIC                                       320         336
Indianapolis Local Public Improvements Revenue,
   Series E, 4.00%, 1/1/11, AMBAC                             250         262
Lawrence Township International School
   Building Corp., Revenue,
   4.00%, 1/5/10, FSA                                         385         404
Northern Wells Community School Building Corp.,
   Revenue, 4.60%, 1/15/11, FGIC                              285         308
State Educational Facilities Authority Revenue,
   University of Indianapolis, 5.00%, 10/1/34 (c)             525         516
University of Southern Indiana Revenue, Student Fee,
   Series I, 5.00%, 10/1/10, AMBAC                          2,370       2,621

                                                                        7,287

Maine (2.4%):
Westbrook, GO, 5.75%, 10/1/19,
   Callable 10/1/10 @ 101, AMBAC (b)                          715         816
Westbrook, GO, 5.75%, 10/1/20,
   Callable 10/1/10 @ 101, AMBAC                              730         833

                                                                        1,649

Maryland (7.5%):
Washington Suburban Sanitation District,
   GO, 4.00%, 6/1/05                                        5,000       5,067

Massachusetts (4.4%):
Pittsfield, GO, 5.50%, 4/15/15,
   Callable 4/15/12 @ 101, MBIA (b)                         2,655       3,007

Michigan (5.0%):
Municipal Bond Authority, Revenue,
   6.80%, 11/1/07, Callable 11/1/04 @ 102                     275         282
Saginaw City School District, GO, 4.63%,
   5/1/27, FSA (c)                                            450         447
Wayne County Community College,
   GO, 5.00%, 7/1/06, FGIC (b)                              2,500       2,625

                                                                        3,354

Minnesota (7.9%):
Mounds View Independent School District Number 621,
   GO, 3.50%, 8/1/11, MBIA                                    410         420
Mounds View Independent School District Number 621,
   GO, 4.25%, 8/1/22, MBIA                                  1,000         995
Mounds View Independent School District Number 621,
   GO, 4.25%, 2/1/24, MBIA                                  1,450       1,415
State Higher Educational Facilities Authority Revenue,
   University of St. Thomas, Series 5-Y, 3.50%, 10/1/08       350         361
State Higher Educational Facilities Authority Revenue,
   University of St. Thomas, Series 5-Y, 5.25%, 10/1/19     1,060       1,151
State Higher Educational Facilities Authority Revenue,
   University of St. Thomas, Series 5-Y, 5.00%, 10/1/24     1,000       1,033

                                                                        5,375

Missouri (2.0%):
Kearney Public Improvements, GO, 5.50%,
   3/1/16, AMBAC (b)                                        1,000       1,116
St. Louis Municipal Finance Corp., Series A,
   Lease Revenue, 5.00%, 2/15/18,
   Callable 2/15/12 @ 100, FGIC                               250         267

                                                                        1,383


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
National Municipal Bond Fund                                 October 31, 2004
(Amounts in Thousands)


                                                        Principal
Security Description                                      Amount        Value

Montana (1.0%):
Montana State Board of Regents Higher
   Education Revenue, 4.50%, 11/15/25, AMBAC           $      460     $   459
Montana State Board of Regents Higher
   Education Revenue, 4.50%, 11/15/26, AMBAC                  250         248

                                                                          707
New York (1.6%):
State Dormitory Authority,
   University of Rochester, Series A,
   5.00%, 7/1/23, Callable 7/1/08 @ 101, MBIA (b)           1,000       1,054

North Carolina (1.2%):
East Carolina University, Series A, Revenue,
   5.25%, 11/1/21, AMBAC                                      750         816

Ohio (5.7%):
Celina City School District, GO,
   4.25%, 12/1/19, Callable 12/1/14 @ 100, MBIA               610         622
Hamilton County Sewer System 05 Improvements,
   Metropolitan Sewer District, Series A,
   5.75%, 12/1/25, Callable 6/1/10 @ 101, MBIA                450         505
Harrison, GO, 5.45%, 12/1/10, FGIC                            150         172
Harrison, GO, 5.90%, 12/1/18,
   Callable 12/1/10 @ 100, FGIC                               250         289
McDonald School District, GO,
   6.00%, 12/1/22, Callable 12/1/10 @ 100, AMBAC            1,000       1,174
State Highway Capital Improvements,
   Series F, GO, 5.25%, 5/1/11                              1,000       1,130

                                                                        3,892

Oklahoma (0.7%):
Tulsa County Independent School District Number 9,
   GO, 4.00%, 5/1/07, FGIC                                    450         471

Pennsylvania (9.7%):
Chester County Industrial Development
   Authority Revenue,
   Archdiocese of Philadelphia, 1.75%*, 7/1/31,
   LOC Wachovia Bank N.A.                                   6,000       5,999
Erie School District, GO, 5.80%, 9/1/29,
   Callable 9/1/10 @ 100, AMBAC                               250         289
Mountaintop Area Joint Sanitation Authority,
   5.65%, 12/15/30, Callable 12/15/10 @ 100, MBIA             250         277

                                                                        6,565

South Carolina (0.8%):
University of South Carolina, Series A,
   5.75%, 6/1/30, Callable 6/1/20 @ 100, FGIC                 500         557

Texas (5.4%):
Brownsville Texas GO, 4.20%, 2/15/19,
   Callable 2/15/14 @ 100                                     300         300
Municipal Power Agency Revenue,
   4.00%, 9/1/05, MBIA                                      3,000       3,054
Southlake, GO, 4.50%, 2/15/10                                 300         323

                                                                        3,677

Utah (0.4%):
Sandy City, Sales Tax Revenue,
   3.00%, 6/15/05, AMBAC (c)                                  270         272


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
National Municipal Bond Fund                                 October 31, 2004
(Amounts in Thousands, Except Shares)


                                                         Shares or
                                                        Principal
Security Description                                      Amount        Value

Virginia (2.1%):
Front Royal & Warren County,
   Industrial Development Authority,
   Lease Revenue, 4.00%, 4/1/20                        $    1,485     $ 1,453

Washington (1.9%):
Whitman County School District Number 267, Pullman,
   GO, 5.63%, 12/1/17, Callable 6/1/12 @ 100, FSA (b)       1,115       1,272

Total Municipal Bonds (Cost $59,926)                                   62,724


Investment Companies (9.0%)

Blackrock Provident Institutional MuniFund              3,452,899       3,453
Merrill Lynch Institutional Tax Exempt Fund             2,625,841       2,626

Total Investment Companies (Cost $6,079)                                6,079

Total Investments (Cost $66,005) (a) -- 101.5%                         68,803

Liabilities in excess of other assets -- (1.5)%                        (1,046)

NET ASSETS -- 100.0%                                                  $67,757


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                               Schedules of Investments
New York Municipal Bond Fund                                 October 31, 2004
(Amounts in Thousands)


                                                         Principal
Security Description                                       Amount       Value

New York Municipal Bonds (95.3%)

Albany Municipal Water Finance Authority,
   Water & Sewer System Revenue,
   0.00%, 12/1/18, FGIC                                  $  1,000     $   563
Albany Municipal Water Finance Authority,
   Water & Sewer System Revenue, 0.00%, 12/1/19, FGIC       1,000         535
Albany Municipal Water Finance Authority,
   Water & Sewer System Revenue, 0.00%, 12/1/21, FGIC       1,000         479
Brockport Central School District, GO, 5.75%,
   6/15/16, FGIC                                              710         849
Canandaigua City School District,
   Series A, GO, 5.38%, 4/1/16,
   Callable 4/1/12 @ 101, FSA                               1,000       1,118
Catskill Central School District,
   5.13%, 6/15/16, Callable 6/15/09 @ 101, FGIC               300         337
Clifton Park Water Authority,
   5.00%, 10/1/19, Callable 10/1/09 @ 101, FGIC               310         334
Clifton Park Water Authority,
   5.00%, 10/1/29, Callable 10/1/09 @ 101, FGIC               630         646
Ilion Central School District,
   Series B, GO, 5.50%, 6/15/16,
   Callable 6/15/12 @ 101, FGIC                               500         571
Longwood Central School District,
   GO, 4.75%, 6/15/21, Callable 6/15/12 @ 101, MBIA           750         835
Mahopac Central School District,
   Series C, 5.38%, 6/1/19, Callable 6/1/10 @ 101, FSA        560         626
Metropolitan Transportation Authority,
   Revenue, Series I, 7.00%, 7/1/09, AMBAC                    250         286
New York City Industrial Development Agency,
   Civic Facilities, USTA National Tennis
   Center Project, 6.38%, 11/15/14,
   Callable 11/15/04 @ 102, FSA                               200         204
New York City Municipal Water Finance Authority,
   Water & Sewer System Revenue, 0.00%, 6/15/19, MBIA       3,000       1,617
New York City Municipal Water Finance Authority,
   Water & Sewer System Revenue,
   Series G, 1.71%*, 6/15/24, FGIC                            500         500
New York City Transitional Finance
   Authority Revenue, Series C, 5.00%, 5/1/29,
   Prerefunded 5/1/09 @ 101, MBIA                             315         351
New York City, GO, 1.71%*, 3/1/34, LOC Bank of New York     2,000       2,000
New York City, Series B, GO,
   7.00%, 10/1/18, Callable 4/1/05 @ 100, FSA                 300         345
New York City, Series C, GO,
   7.00%, 2/1/12, Callable 2/1/05 @ 100, FGIC                  60          61
New York City, Sub-Series A-10, GO,
   1.70%*, 8/1/16, LOC Morgan Guaranty Trust                  700         700
New York City, Sub-Series A-10, GO,
   1.70%*, 8/1/17, LOC Morgan Guaranty Trust                  500         500
Rome City School District, GO,
   5.50%, 6/15/18, Callable 6/15/09 @ 101, FSA                335         376
Southwestern Central School District,
   5.00%, 6/15/21, Callable 6/15/10 @ 101, FSA                500         558
State Dormitory Authority, Revenue,
   Mental Health Services Facilities,
   Series C, 4.75%, 8/15/19,
   Prerefunded 2/15/09 @ 101, MBIA                            250         259


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
New York Municipal Bond Fund                                 October 31, 2004
(Amounts in Thousands, Except Shares)


                                                         Shares or
                                                         Principal
Security Description                                       Amount       Value

State Thruway Authority, Series C, Revenue,
   6.00%, 1/1/25, Prerefunded 1/1/05 @ 102, FGIC         $    550     $   565
Webster Central School District,
   5.13%, 6/15/16, Callable 6/15/09 @ 101, FGIC               300         337
Yonkers, 5.25%, 10/1/19, Callable 10/1/10 @ 101, FGIC         500         556

Total New York Municipal Bonds (Cost $14,524)                          16,108


Investment Companies (3.6%)

Blackrock Institutional Municipal Fund                    600,000         600

Total Investment Companies (Cost $600)                                    600

Total Investments (Cost $15,124) (a) -- 98.9%                           16,708

Other assets in excess of liabilities -- 1.1%                              184

NET ASSETS -- 100.0%                                                   $16,892



              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                               Schedules of Investments
Ohio Municipal Bond Fund                                     October 31, 2004
(Amounts in Thousands)


                                                         Principal
Security Description                                       Amount       Value

Municipal Bonds (94.1%)

General Obligations (65.2%):
Business & Public Services (0.1%):
Mount Vernon Knox County Public Library District,
   5.15%, 12/1/09                                      $      220    $    246

County, City & Special District (9.7%):
Alliance, 2.50%, 10/15/08, FSA (c)                            720         723
Ashland, 4.75%, 12/1/20,
   Callable 12/1/13 @ 100, MBIA                               535         561
Butler County, 5.60%, 12/1/09,
   Callable 12/1/06 @ 101, AMBAC                              180         194
Cleveland, 5.75%, 8/1/12, MBIA                                875       1,023
Columbus, 5.25%, 1/1/11                                     1,000       1,128
Erie County, 5.50%, 10/1/20,
   Callable 10/1/10 @ 100, FGIC                               250         279
Fairfield County, 5.25%, 12/1/24,
   Callable 12/1/14 @ 100, FGIC                             1,160       1,261
Madison County, 7.00%, 12/1/19,
   Prerefunded 12/1/04 @ 102, AMBAC                           600         615
Monroe Falls, Series A, 6.95%, 12/1/14,
   Callable 12/1/04 @ 101, AMBAC                            1,000       1,015
Portage County, 3.25%, 12/1/11, AMBAC                         335         337
Portage County, 3.50%, 12/1/13, AMBAC                         530         532
Portage County, 5.25%, 12/1/24,
   Callable 12/1/14 @ 100, AMBAC                              760         824
Summit County, Series R, 5.50%, 12/1/13, FGIC                 250         290
Summit County, Series R, 5.50%, 12/1/16, FGIC                 535         630
Summit County, Series R, 5.50%, 12/1/17, FGIC                 930       1,097
Summit County, Series R, 5.50%, 12/1/18, FGIC               1,095       1,293
Vandalia, 5.25%, 12/1/18, Callable 12/1/14 @ 100, AMBAC     2,325       2,604
Vandalia, 5.25%, 12/1/21, Callable 12/1/14 @ 100, AMBAC     1,305       1,440
Warren County Special Assessment, 6.55%, 12/1/14              725         863

                                                                       16,709

Education (46.2%):
Allen East Local School District,
   5.38%, 12/1/25, Callable 12/1/14 @ 100, AMBAC            1,900       2,074
Anthony Wayne Local School District,
   5.75%, 12/1/30, Callable 12/1/10 @ 101, FSA (b)          2,215       2,480
Barnesville Village School District,
   District Credit Program,
   5.75%, 12/1/22, Callable 12/1/10 @ 101                     500         570
Batavia Local School District,
   7.00%, 12/1/14, Prerefunded 12/1/05 @ 102, MBIA          1,500       1,613
Brecksville-Broadview Heights City School District,
   6.50%, 12/1/16, Callable 12/1/06 @ 102, FGIC             1,000       1,109
Brunswick City School District Improvements,
   6.00%, 12/1/26, Callable 12/1/09 @ 101, FGIC               500         566
Chillicothe City School District,
   5.00%, 12/1/17, Callable 12/1/14 @ 100, FGIC             1,145       1,262
Chillicothe City School District,
   5.00%, 12/1/19, Callable 12/1/14 @ 100, FGIC             1,245       1,358
Chillicothe City School District,
   5.25%, 12/1/23, Callable 12/1/14 @ 100, FGIC             1,580       1,725
Chillicothe City School District,
   5.25%, 12/1/26, Callable 12/1/14 @ 100, FGIC               840         904
Cleveland Municipal School District,
   5.00%, 12/1/21, Callable 6/1/14 @ 100, FSA               1,800       1,930


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Ohio Municipal Bond Fund                                     October 31, 2004
(Amounts in Thousands)


                                                         Principal
Security Description                                       Amount       Value

Cleveland Municipal School District,
   5.25%, 12/1/24, Callable 6/1/14 @ 100, FSA          $    1,295    $  1,398
Columbus City School District,
   School Facilities Construction & Improvements,
   5.25%, 12/1/24, Callable 12/1/14 @ 100, FSA              1,000       1,087
Dublin City School District, Capital Appreciation,
   0.00%, 12/1/09, MBIA                                     1,000         858
East Holmes Local School District,
   6.13%, 12/1/20, Callable 12/1/10 @ 102, FGIC               500         591
Fairfield City School District, 7.45%, 12/1/14, FGIC        1,000       1,285
Hamilton City School District Improvements, Series A,
   5.38%, 12/1/16, Callable 12/1/11 @ 100, FGIC             1,200       1,343
Hamilton City School District Improvements, Series A,
   6.15%, 12/1/16, State Aid Withholding                      600         738
Hilliard School District, 0.00%, 12/1/16, FGIC              3,720       2,256
Hilliard School District, 0.00%, 12/1/17, FGIC              3,720       2,145
Indian Lake Local School District,
   Capital Appreciation,
   7.00%, 12/1/14, Callable 12/1/05 @ 102, AMBAC            2,500       2,685
Jackson Local School District,
   5.63%, 12/1/25, Callable 12/1/10 @ 100, FSA              1,500       1,663
Lake Local School District, Wood County, 4.60%,
   12/1/11, MBIA                                              450         491
Lake Local School District, Wood County,
   5.30%, 12/1/21, Callable 12/1/11 @ 101, MBIA             1,575       1,714
Lakeview Local School District, 6.95%, 12/1/19              1,250       1,281
Lima City School District, 5.20%, 12/1/06, AMBAC              255         271
Lima City School District, 5.00%, 12/1/07, AMBAC              405         439
Lima City School District, 5.00%, 12/1/08, AMBAC              400         440
Lima City School District,
   6.00%, 12/1/22, Callable 12/1/10 @ 102, AMBAC            2,000       2,350
Madeira City School District,
   5.25%, 12/1/20, Callable 12/1/14 @ 100, MBIA             1,150       1,275
Madeira City School District,
   5.00%, 12/1/25, Callable 12/1/14 @ 100, MBIA             1,530       1,612
Marion Local School District,
   5.75%, 12/1/22, Callable 12/1/10 @ 101, MBIA               230         263
Marysville Exempt Village School District,
   0.00%, 12/1/13, AMBAC                                      555         392
Marysville Exempt Village School District,
   5.25%, 12/1/18, Callable 12/1/12 @ 100, MBIA               605         673
Marysville Exempt Village School District,
   6.00%, 12/1/24, Callable 12/1/10 @ 101, AMBAC              725         854
Minerva Local School District, Classroom Facilities,
   5.13%, 12/1/20, Callable 12/1/12 @ 100, MBIA             2,700       2,915
Mount Vernon City School District,
   7.50%, 12/1/14, Callable 12/1/04 @ 101, FGIC               500         507
Newcomerstown Exempt Village School Facilities,
   6.25%, 12/1/23, Callable 12/1/10 @ 102, MBIA               900       1,070
Nordonia Hills City School District,
   5.38%, 12/1/20, Callable 12/1/10 @ 101, AMBAC            1,500       1,676


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Ohio Municipal Bond Fund                                     October 31, 2004
(Amounts in Thousands)


                                                         Principal
Security Description                                       Amount       Value

Nordonia Hills City School District,
   5.45%, 12/1/25, Callable 12/1/10 @ 101, AMBAC       $    1,500    $  1,643
Sidney City School District, 4.70%, 12/1/11, FGIC             200         220
South Point Local School District,
   4.50%, 12/1/31, Callable 12/1/14 @ 100, FSA (c)          1,000         975
Springboro Community City School District,
   5.25%, 12/1/21, Callable 6/1/14 @ 100, MBIA              3,640       4,003
Springboro Community City School District,
   5.00%, 12/1/23, Callable 6/1/14 @ 100, MBIA              2,065       2,191
Springboro Community City School District,
   5.00%, 12/1/24, Callable 6/1/14 @ 100, MBIA              1,865       1,971
Springboro Community City School District,
   5.00%, 12/1/25, Callable 6/1/14 @ 100, MBIA              2,130       2,239
Springfield City School District, 4.50%,
   12/1/11, FGIC                                              500         543
Springfield City School District,
   5.00%, 12/1/17, Callable 12/1/11 @ 102, FGIC               500         546
Springfield City School District, Capital
   Appreciation, 0.00%, 12/1/11, AMBAC                      1,715       1,340
Springfield Local School District, 4.00%,
   12/1/10, MBIA          700         741
State Higher Education, Capital Facility,
   Series A, 5.25%, 2/1/09                                    230         255
State Higher Education, Series A, 4.25%, 8/1/07             2,250       2,377
State Higher Education, Series B, 4.25%, 11/1/11              550         588
Wadsworth City School District, Capital Appreciation,
   0.00%, 12/1/08, FGIC                                       555         498
Wadsworth City School District, Capital Appreciation,
   0.00%, 12/1/11, FGIC                                       555         433
Warren City School District,
   5.00%, 12/1/22, Callable 6/1/14 @ 100, FGIC                600         641
Worthington City School District, 5.90%, 6/1/07, FGIC       1,000       1,095
Worthington City School District, 5.90%, 12/1/08, FGIC      1,945       2,201
Worthington City School District, 6.00%, 12/1/10, FGIC      2,175       2,538
Worthington City School District, 6.00%, 12/1/11, FGIC      2,255       2,657

                                                                       79,558

Housing (0.8%):
Cincinnati, 6.30%, 12/1/15, Callable 6/1/05 @ 101, AMT      1,250       1,292

Public Facilities
  (Convention, Sport, Public Buildings) (0.9%):
Hilliard, 5.25%, 12/1/27, Callable 12/1/12 @ 100              625         661
Lorain County Justice Center, 3.05%, 12/1/05, FGIC            155         157
Lorain County Justice Center, 4.20%, 12/1/11, FGIC            385         411
Lorain County Justice Center, 4.25%, 12/1/12, FGIC            250         267

                                                                        1,496

Public Improvements (5.6%):
Akron, 5.00%, 12/1/18, Callable 12/1/13 @ 100, FGIC         1,690       1,841
Akron, 5.50%, 12/1/21, Callable 12/1/10 @ 101 (b)             510         573
Cincinnati, 5.00%, 12/1/09                                  2,455       2,717
Columbus, Series 1, 5.50%, 11/15/08                         1,000       1,118
Columbus, Series 1, 5.50%, 11/15/10                         1,000       1,143


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Ohio Municipal Bond Fund                                     October 31, 2004
(Amounts in Thousands)


                                                         Principal
Security Description                                       Amount       Value

Dayton, Capital Facilities, 5.25%,
   12/1/19, Callable 6/1/14 @ 100, AMBAC               $    1,000    $  1,110
Monroe, 5.00%, 12/1/24, Callable 12/1/13 @ 100, FSA         1,090       1,149

                                                                        9,651

Transportation (1.0%):
State Highway Capital Improvements,
   Series F, 5.25%, 5/1/10                                    500         561
Toledo, Street Improvements,
   5.00%, 12/1/16, Callable 12/1/11 @ 100, MBIA             1,050       1,147

                                                                        1,708

Utilities (Sewers, Telephone, Electric) (0.9%):
Avon, Route 83 Sewer Improvements, 6.50%, 12/1/15             335         415
Canton, Waterworks System,
   5.75%, 12/1/10, Callable 12/1/05 @ 102, AMBAC              500         529
Huron County, Landfill Issue II,
   5.40%, 12/1/07, MBIA                                       285         312
Huron County, Landfill Issue II,
   5.60%, 12/1/09, Callable 12/1/07 @ 102, MBIA               320         356

                                                                        1,612

                                                                      112,272

Revenue Bonds (28.9%):
Education (11.6%):
Bowling Green State University General Receipts,
   4.80%, 6/1/10, FGIC                                      1,000       1,097
Cincinnati Technical College,
   5.00%, 10/1/10, AMBAC                                      500         556
Cincinnati Technical College,
   5.00%, 10/1/12, AMBAC                                      650         728
Cleveland State University General Receipts,
   5.25%, 6/1/19, Callable 6/1/14 @ 100, FGIC               1,000       1,109
Cleveland State University General Receipts,
   5.25%, 6/1/24, Callable 6/1/14 @ 100, FGIC               1,000       1,081
Ohio State University General Receipts, Series A,
   5.75%, 12/1/24, Callable 12/1/09 @ 101                   1,250       1,414
Ohio State University General Receipts,
   Series B, 4.00%, 6/1/12                                    565         592
State Higher Education Capital Facilities,
   Series II-A, 5.25%, 12/1/06                              1,400       1,493
State Higher Education Capital Facilities,
   Series II-A, 5.50%, 12/1/08                              5,000       5,586
State Higher Educational Facility Commission Revenue,
   Denison University Project, 4.75%, 11/1/05                 785         807
State Higher Educational Facility Commission Revenue,
   John Carroll University Project, 5.00%, 11/15/12           400         443
State Higher Educational Facility Commission Revenue,
   John Carroll University Project, 5.00%, 11/15/13           250         277
State Higher Educational Facility Commission Revenue,
   John Carroll University Project,
   5.50%, 11/15/17, Callable 11/15/13 @ 100                   420         471
State Higher Educational Facility Commission Revenue,
   John Carroll University Project,
   5.50%, 11/15/18, Callable 11/15/13 @ 100                   335         374


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Ohio Municipal Bond Fund                                     October 31, 2004
(Amounts in Thousands)


                                                          Principal
Security Description                                       Amount       Value

State Higher Educational Facility Commission Revenue,
   Ohio Northern University Project, 3.50%, 5/1/09     $      530    $    544
State Higher Educational Facility Commission Revenue,
   Xavier University Project,
   6.00%, 5/15/08, Callable 5/15/07 @ 102, MBIA               500         555
State Special Obligation,
   Elementary & Secondary Education Facilities,
   Series A, 5.00%, 6/1/07, AMBAC                           1,100       1,181
State Special Obligation,
   Elementary & Secondary Education Facilities,
   Series B, 5.00%, 12/1/06, FSA                            1,550       1,645

                                                                       19,953

Hospitals, Nursing Homes & Health Care (1.7%):
Lucas County Hospital Revenue,
   5.75%, 11/15/14, Prerefunded 11/15/06 @ 102, MBIA        1,785       1,898
Maumee Hospital Revenue, St. Luke's Hospital,
   4.00%, 12/1/09, AMBAC                                    1,000       1,056

                                                                        2,954

Housing (2.6%):
Capital Corp. for Housing Management, Kent Gardens,
   Series II, 6.35%, 7/1/15,
   Callable 1/1/05 @ 100.00, MBIA FHA                       1,000       1,003
Capital Corp. for Housing Management,
   Springhill Homes, Series C, 6.50%, 7/1/24,
   Callable 1/1/05 @ 101, MBIA FHA                            920         938
Cuyahoga County Multifamily, Water Street Association.,
   5.60%, 6/20/08, GNMA AMT                                   370         384
Greater Cincinnati Elderly Housing Finance Corp.,
   Walnut Towers, Series A, 6.90%, 8/1/25,
   Callable 8/1/04 @ 102, FHA                               2,020       2,068
Housing Finance Agency, Residential,
   Series A-1, 5.70%, 9/1/09, GNMA AMT                        105         105

                                                                        4,498

Pollution Control (0.6%):
State Air Quality Development Authority Revenue,
   Pollution Control, Ohio Edison Co.,
   Series C, 1.75%*, 6/1/23,
   LOC First Union National Bank                            1,000       1,000

Public Facilities
   (Convention, Sport, Public Buildings) (1.5%):
Crawford County Correctional Facilities,
   6.75%, 12/1/19, Prerefunded 12/01/04 @ 102, AMBAC        1,385       1,419
State Building Authority, James A. Rhodes State Office,
   Series A, 5.00%, 6/1/08                                  1,000       1,089

                                                                        2,508

Public Improvements (1.2%):
Franklin County Development,
   American Chemical Society Project, 5.00%, 10/1/06        1,350       1,418
Twinsburg, 5.50%, 12/1/15, Callable 12/1/11 @ 100, FGIC       600         679

                                                                        2,097


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Ohio Municipal Bond Fund                                     October 31, 2004
(Amounts in Thousands)


                                                         Principal
Security Description                                       Amount       Value

Transportation (0.7%):
State Infrastructure Revenue, 5.00%, 12/15/07          $    1,175    $  1,272

Utilities (Sewers, Telephone, Electric) (3.5%):
Akron Sewer System Revenue, 4.95%, 12/1/10, AMBAC             300         331
Cleveland Public Power Systems,
   Series A, 7.00%, 11/15/16,
   Prerefunded 11/15/04 @ 102, MBIA                           410         419
Cleveland Public Power Systems,
   Series A, 7.00%, 11/15/16,
   Prerefunded 11/15/04 @ 102, MBIA                           340         348
Cleveland Public Power Systems,
   Series A, 7.00%, 11/15/24,
   Prerefunded 11/15/04 @ 102, MBIA                         1,985       2,029
Cuyahoga County Utility System,
   Medical Center Co. Project, Series B, 5.85%,
   8/15/10, Callable 8/15/05 @ 102, MBIA AMT                 1,500      1,570
Lancaster Wastewater System Improvement Revenue,
   5.00%, 12/1/25, Callable 12/1/14 @ 100, AMBAC            1,260       1,323

                                                                        6,020

Utilities -- Water (5.5%):
Akron Waterworks Revenue,
   5.63%, 12/1/20,
   Callable 6/1/10 @ 100, AMBAC                             1,250       1,395
Avon Lake Water System Revenue,
   Series A, 5.50%, 10/1/17,
   Callable 10/1/10 @ 100, AMBAC                              420         470
Avon Lake Water System Revenue,
   Series A, 5.50%, 10/1/18,
   Callable 10/1/10 @ 100, AMBAC                              445         498
Clermont County Waterworks Revenue,
   Clermont County Sewer District,
   4.25%, 8/1/12, AMBAC                                     1,750       1,869
Cleveland Waterworks,
   Series H, 5.75%, 1/1/21,
   Prerefunded 1/1/06 @ 102, MBIA                             940       1,001
Greene County Water System Revenue,
   Governmental Enterprise,
   5.00%, 12/1/21, Callable 12/1/14 @ 100, FSA              1,000       1,077
Huber Heights Water Systems, Capital Appreciation,
   0.00%, 12/1/24, MBIA                                     1,000         381
Huber Heights Water Systems, Capital Appreciation,
   0.00%, 12/1/25, MBIA                                     1,000         357
Warren County Waterworks Revenue,
   Warren County Water District,
   5.00%, 12/1/15, Callable 12/1/12 @ 101, FSA                365         403
Warren County Waterworks Revenue,
   Warren County Water District,
   5.00%, 12/1/16, Callable 12/1/12 @ 101, FSA                645         708
Warren County Waterworks Revenue,
   Warren County Water District,
   5.00%, 12/1/17, Callable 12/1/12 @ 101, FSA                430         470
Warren County Waterworks Revenue,
   Warren County Water District,
   5.00%, 12/1/18, Callable 12/1/12 @ 101, FSA                710         773

                                                                        9,402

                                                                       49,704

Total Municipal Bonds (Cost $152,077)                                 161,976


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Ohio Municipal Bond Fund                                     October 31, 2004
(Amounts in Thousands, Except Shares)


Security Description                                       Shares       Value

Investment Companies (5.3%)

Blackrock Ohio Money Market                             3,000,000    $  3,000
Touchstone Ohio Money Market                            6,161,071       6,161

Total Investment Companies (Cost $9,161)                                9,161

Total Investments (Cost $161,238) (a) -- 99.4%                         171,137

Other assets in excess of liabilities -- 0.6%                              967

NET ASSETS -- 100.0%                                                  $172,104


Notes to Schedules of Investments

(a) Represents cost for financial reporting purposes.

                        Cost of                                    Net
                     Investments       Gross         Gross       Unrealized
                     for Federal    Unrealized    Unrealized    Appreciation/
                     Tax Purposes  Appreciation  Depreciation  (Depreciation)

National Municipal
  Bond Fund            $ 65,990      $ 2,823        $ (10)       $ 2,813
New York Municipal
  Bond Fund              15,113        1,595           --          1,595
Ohio Municipal
  Bond Fund             161,063       10,176         (102)        10,074


(b) All or a portion of this security has been segregated as collateral for securities purchased on a "when-issued" basis.

(c) Security purchased on a "when-issued" basis.

* Variable rate security. Rate presented represents rate in effect at October 31, 2004. Maturity date reflects actual maturity date.

AMBAC -- Insured by American Municipal Bond Assurance Corp.

AMT -- Alternative Minimum Tax

FGIC -- Financial Guaranty Insurance Co.

FHA -- Federal Home Association

FSA -- Insured by Financial Security Assurance

GNMA -- Insured by Government National Mortgage Association

GO -- General Obligation

LOC -- Letter of Credit

MBIA -- Municipal Bond Insurance Association


              See notes to schedules of investments and notes to
                            financial statements.


                                         Statements of Assets and Liabilities
The Victory Portfolios                                       October 31, 2004
(Amounts in Thousands, Except Per Share Amounts)


                                                 National     New York      Ohio
                                                 Municipal    Municipal   Municipal
                                                   Bond         Bond        Bond
                                                   Fund         Fund        Fund

ASSETS:
Investments, at value (Cost $66,005;
    $15,124; $161,238)                           $68,803      $16,708    $171,137
Cash                                                  50           50          50
Interest and dividends receivable                    643          132       2,772
Receivable from brokers for investments sold         249           --          --
Receivable from administrator                          3            1          --<F1>
Prepaid expenses                                      19           18           1

         Total Assets                             69,767       16,909     173,960

LIABILITIES:
Payable for commitments purchased
   on a when-issued basis                          1,953           --       1,691
Accrued expenses and other payables:
     Investment advisory fees                         26            6          88
     Administration fees                               1           --<F1>       4
     Custodian fees                                    3            1           5
     Accounting fees                                   1            1           1
     Transfer agent fees                               7            2          11
     Shareholder service fees-- Class A Shares        14            4          37
     12b-1 Fees-- Class C Shares                      --<F1>       --          --<F1>
     Other                                             5            3          19

         Total Liabilities                         2,010           17       1,856

NET ASSETS:
Capital                                           64,116       14,967     161,117
Accumulated undistributed net investment income       20           10          72
Net unrealized appreciation from investments       2,798        1,584       9,899
Accumulated net realized gains from
   investment transactions                           823          331       1,016

         Net Assets                              $67,757      $16,892    $172,104

Net Assets
     Class A Shares                              $67,583      $16,892    $172,041
     Class C Shares                                  174           --          63

         Total                                   $67,757      $16,892    $172,104

Outstanding units of
   beneficial interest (shares)
     Class A Shares                                6,111        1,273      14,257
     Class C Shares                                   15           --           5

         Total                                     6,126        1,273      14,262

Net asset value
     Redemption price per share --
       Class A Shares                            $ 11.06      $ 13.27    $  12.07
     Offering and redemption price
       per share -- Class C Shares <F2>          $ 11.04           --    $  12.05

Maximum sales charge-- Class A Shares               2.00%        2.00%       2.00%

Maximum offering price per share
   (100%/(100%-maximum sales charge)
   of net asset value adjusted to nearest
   cent) -- Class A Shares                       $ 11.29      $ 13.54    $  12.32



<F1> Rounds to less than $1,000.

<F2> Redemption price per share varies by length of time shares are held.




                      See notes to financial statements.


                                                     Statements of Operations
The Victory Portfolios                    For the Year Ended October 31, 2004
(Amounts in Thousands)


                                                National       New York      Ohio
                                               Municipal      Municipal    Municipal
                                                 Bond            Bond        Bond
                                                 Fund            Fund        Fund


Investment Income:
Interest income                                   $2,519         $798      $7,910
Dividend income                                       38            5          42

     Total Income                                  2,557          803       7,952

Expenses:
Investment advisory fees                             407           95       1,110
Administration fees                                   91           21         228
Shareholder service fees-- Class A Shares            185           43         462
12b-1 fees-- Class C Shares                            1           --       --<F1>
Accounting fees                                       63           42          86
Custodian fees                                        25            9          45
Legal and audit fees                                  12            3          27
Trustees' fees and other officer expenses              4            1          11
Transfer agent fees                                   43           12          68
Registration fees                                     22           12          30
Printing fees                                          8            3           9
Other                                                  7            2          14

     Total Expenses                                  868          243       2,090

Expenses reduced by adviser                          (74)         (26)         --
Expenses reduced by administrator                     --          (11)         --

     Expenses before reimbursement
       from administrator                            794          206       2,090
     Expenses reimbursed by administrator           (165)         (59)         (1)

     Net Expenses                                    629          147       2,089

Net Investment Income                              1,928          656       5,863

Realized/Unrealized Gains (Losses)
   from Investments:
Net realized gains from investment transactions    1,019          309       1,160
Net change in unrealized appreciation/
   depreciation from investments                     110           54        (485)

Net realized/unrealized gains from investments     1,129          363         675

Change in net assets resulting from operations    $3,057       $1,019      $6,538



<F1> Rounds to less than $1,000.




                      See notes to financial statements.


The Victory Portfolios                    Statements of Changes in Net Assets
(Amounts in Thousands)


                                         National Municipal         New York Municipal             Ohio Municipal
                                             Bond Fund                  Bond Fund                     Bond Fund

                                         Year         Year          Year          Year           Year         Year
                                         Ended       Ended          Ended         Ended         Ended         Ended
                                      October 31,  October 31,   October 31,   October 31,   October 31,   October 31,
                                         2004         2003           2004         2003           2004          2003

From Investment Activities:
Operations:
     Net investment income            $  1,928    $  2,113        $   656       $    820     $  5,863     $   6,431
     Net realized gains from
       investment transactions           1,019       1,460            309             62        1,160         1,847
     Net change in unrealized
       appreciation/depreciation
       from investments                    110         154             54            171         (485)           26

Change in net assets resulting
   from operations                       3,057       3,727          1,019          1,053        6,538         8,304

Distributions to Shareholders:
     From net investment income:
         Class A Shares                 (1,922)     (2,037)          (647)          (780)      (5,797)       (5,607)
         Class C Shares                     (1)         --             --             --           (1)           --
         Class G Shares                     --         (67)            --            (26)          --          (764)
     From net realized gains from
       investment transactions          (1,128)     (1,017)            --             --       (1,634)       (1,496)

Change in net assets from
   distributions to shareholders        (3,051)     (3,121)          (647)          (806)      (7,432)       (7,867)

Capital Transactions:
     Proceeds from shares issued        18,400      45,615            815          7,120       20,393        28,618
     Proceeds from shares exchanged
       from Class G                         --      19,548             --          4,634           --       137,846
     Dividends reinvested                1,924       1,981            340            408        4,114         4,249
     Cost of shares redeemed           (35,462)    (45,302)        (3,353)       (12,047)     (50,569)      (47,090)
     Cost of shares exchanged
       to Class A                           --     (19,548)            --         (4,634)          --      (137,846)

Change in net assets
   from capital transactions           (15,138)      2,294         (2,198)        (4,519)     (26,062)      (14,223)

Change in net assets                   (15,132)      2,900         (1,826)        (4,272)     (26,956)      (13,786)

Net Assets:
     Beginning of period                82,889      79,989         18,718         22,990      199,060       212,846

     End of period                    $ 67,757    $ 82,889        $16,892       $ 18,718     $172,104     $ 199,060

Share Transactions:
     Issued                              1,679       4,166             62            548        1,684         2,363
     Issued in connection with
       exchange from Class G                --       1,796             --            358           --        11,451
     Reinvested                            176         181             26             32          343           352
     Redeemed                           (3,245)     (4,131)          (257)          (929)      (4,223)       (3,904)
     Redeemed in connection with
       exchange to Class A                  --      (1,795)            --           (360)          --       (11,469)

Change in Shares                        (1,390)        217           (169)          (351)      (2,196)       (1,207)

Accumulated undistributed
   net investment income              $     20    $     20        $    10       $     11     $     72      $     30




                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights
For a Share Outstanding Throughout Each Period


                                                            National Municipal Bond Fund

                                                                   Class A Shares

                                            Year           Year         Year           Year          Year
                                            Ended          Ended        Ended         Ended          Ended
                                          October 31,   October 31,   October 31,   October 31,   October 31,
                                            2004           2003          2002          2001          2000

Net Asset Value, Beginning of Period       $ 11.03        $ 10.96      $ 11.19       $ 10.52       $ 10.17

Investment Activities:
     Net investment income                    0.29           0.28         0.29          0.36          0.40
     Net realized and unrealized
       gains on investments                   0.18           0.21         0.25          0.87          0.40

         Total from Investment
           Activities                         0.47           0.49         0.54          1.23          0.80

Distributions
     Net investment income                   (0.29)         (0.28)       (0.29)        (0.36)        (0.40)
     Net realized gains                      (0.15)         (0.14)       (0.48)        (0.20)        (0.05)

         Total Distributions                 (0.44)         (0.42)       (0.77)        (0.56)        (0.45)

Net Asset Value, End of Period             $ 11.06        $ 11.03      $ 10.96       $ 11.19       $ 10.52

Total Return (excludes sales charges)         4.35%          4.54%        5.10%        12.09%         8.07%

Ratios/Supplemental Data:
Net Assets at end of period (000)          $67,583        $82,889      $65,976       $55,279       $36,516
Ratio of expenses to average net assets       0.85%          0.85%        0.88%         1.05%         1.04%
Ratio of net investment income
   to average net assets                      2.61%          2.54%        2.70%         3.28%         3.93%
Ratio of expenses to
   average net assets<F1>                     1.17%          1.16%        1.18%         1.21%         1.33%
Ratio of net investment income
   to average net assets<F1>                  2.29%          2.23%        2.40%         3.12%         3.64%
Portfolio turnover <F2>                        155%           173%         330%          472%          270%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




                      See notes to financial statements.

The Victory Portfolios                      Financial Highlights -- continued
For a Share Outstanding Throughout Each Period


                                                          National Municipal
                                                              Bond Fund

                                                           Class C Shares

                                                               March 1,
                                                                 2004
                                                               through
                                                             October 31,
                                                                2004(a)

Net Asset Value, Beginning of Period                            $11.15

Investment Activities:
     Net investment income                                        0.14
     Net realized and unrealized losses on investments           (0.09)

         Total from Investment Activities                         0.05

Distributions
     Net investment income                                       (0.16)

         Total Distributions                                     (0.16)

Net Asset Value, End of Period                                  $11.04

Total Return (excludes contingent deferred sales charges)         0.46%(b)

Ratios/Supplemental Data:
Net Assets at end of period (000)                                $ 174
Ratio of expenses to average net assets                           1.50%(c)
Ratio of net investment income to average net assets              2.04%(c)
Ratio of expenses to average net assets*                          2.81%(c)
Ratio of net investment income to average net assets*             0.73%(c)
Portfolio turnover (d)                                             155%


* During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.
(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights
For a Share Outstanding Throughout Each Period



                                                            New York Municipal Bond Fund
                                                                    Class A Shares

                                            Year           Year         Year           Year          Year
                                            Ended          Ended        Ended         Ended          Ended
                                          October 31,   October 31,   October 31,   October 31,   October 31,
                                            2004           2003          2002          2001          2000

Net Asset Value, Beginning of Period       $ 12.98       $ 12.84      $ 12.66        $ 12.17       $ 11.99

Investment Activities:
     Net investment income                    0.50          0.51         0.51           0.59          0.61
     Net realized and unrealized gains
       on investments                         0.28          0.14         0.20           0.48          0.19

         Total from Investment
            Activities                        0.78          0.65         0.71           1.07          0.80

Distributions
     Net investment income                   (0.49)        (0.51)       (0.50)         (0.58)        (0.62)
     Net realized gains                         --            --        (0.03)            --            --

         Total Distributions                 (0.49)        (0.51)       (0.53)         (0.58)        (0.62)

Net Asset Value, End of Period             $ 13.27       $ 12.98      $ 12.84        $ 12.66       $ 12.17

Total Return (excludes sales charges)         6.13%         5.12%        5.80%          8.98%         7.00%

Ratios/Supplemental Data:
Net Assets at end of period (000)          $16,892       $18,718      $17,314        $15,458       $14,082
Ratio of expenses to average net assets       0.85%         0.85%        0.88%         1.05%          0.98%
Ratio of net investment income
   to average net assets                      3.79%         3.91%        4.07%          4.80%         5.08%
Ratio of expenses to
   average net assets<F1>                     1.41%         1.37%        1.42%          1.49%         1.60%
Ratio of net investment income
   to average net assets<F1>                  3.23%         3.39%        3.53%          4.36%         4.46%
Portfolio turnover                               5%            0%          23%            45%           26%



<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.




                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights
For a Share Outstanding Throughout Each Period


                                                              Ohio Municipal Bond Fund

                                                                   Class A Shares

                                            Year           Year         Year           Year          Year
                                            Ended          Ended        Ended         Ended          Ended
                                          October 31,   October 31,   October 31,   October 31,   October 31,
                                            2004           2003          2002          2001          2000

Net Asset Value, Beginning of Period     $   12.10      $  12.06      $ 12.14        $ 11.45       $ 11.11

Investment Activities:
     Net investment income                    0.38          0.37         0.41           0.50          0.51
     Net realized and unrealized gains
       on investments                         0.07          0.12         0.14           0.69          0.34

         Total from Investment
            Activities                        0.45          0.49         0.55           1.19          0.85

Distributions
     Net investment income                   (0.38)        (0.37)       (0.40)         (0.50)        (0.51)
     Net realized gains                      (0.10)        (0.08)       (0.23)            --            --

         Total Distributions                 (0.48)        (0.45)       (0.63)         (0.50)        (0.51)

Net Asset Value, End of Period            $  12.07      $  12.10      $ 12.06        $ 12.14       $ 11.45

Total Return (excludes sales charges)         3.80%         4.16%        4.77%         10.55%         7.84%

Ratios/Supplemental Data:
Net Assets at end of period (000)          $172,041     $199,060      $74,453        $74,705       $64,414
Ratio of expenses to average net assets       1.13%         1.10%        1.11%          1.03%         0.94%
Ratio of net investment income
   to average net assets                      3.17%         3.08%        3.47%          4.15%         4.52%
Ratio of expenses to
   average net assets<F1>                     <F2>          <F2>         <F2>           1.11%         1.15%
Ratio of net investment income
   to average net assets<F1>                  <F2>          <F2>         <F2>           4.07%         4.31%
Portfolio turnover <F3>                         68%           62%          83%            96%           69%



<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> There were no fee reductions during the period.

<F3> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued
For a Share Outstanding Throughout Each Period


                                                                   Ohio Municipal
                                                                      Bond Fund
                                                                   Class C Shares
                                                                      March 1,
                                                                        2004
                                                                       through
                                                                      October 31,
                                                                      2004<F2>

Net Asset Value, Beginning of Period                                    $12.25

Investment Activities:
     Net investment income                                                0.22
     Net realized and unrealized losses on investments                   (0.18)

         Total from Investment Activities                                 0.04

Distributions
     Net investment income                                               (0.24)

         Total Distributions                                             (0.24)

Net Asset Value, End of Period                                          $12.05

Total Return (excludes contingent deferred sales charges)                 0.33%<F3>

Ratios/Supplemental Data:
Net Assets at end of period (000)                                       $   63
Ratio of expenses to average net assets                                   1.50%<F4>
Ratio of net investment income to average net assets                      2.99%<F4>
Ratio of expenses to average net assets<F1>                               4.41%<F4>
Ratio of net investment income to average net assets<F1>                  0.08%<F4>
Portfolio turnover <F5>                                                     68%



<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




                      See notes to financial statements.

                                                  Notes to Financial Statements
The Victory Portfolios                                         October 31, 2004


1.   Organization:

     The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust (formerly a Delaware business trust) as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust currently offers shares of 23 active funds. The accompanying financial statements are those of the Value Fund, Diversified Stock Fund, Stock Index Fund, Growth Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, Focused Growth Fund, Balanced Fund, Convertible Fund, Real Estate Fund, Intermediate Income Fund, Fund for Income, National Municipal Bond Fund, New York Municipal Bond Fund and the Ohio Municipal Bond Fund (collectively, the "Funds").

     The Intermediate Income Fund and New York Municipal Bond Fund are authorized to issue one class of shares: Class A Shares. The Stock Index Fund is authorized to issue two classes of shares: Class A Shares and Class R Shares. The Convertible Fund, National Municipal Bond Fund, and Ohio Municipal Bond Fund are also authorized to issue two classes of shares: Class A Shares and Class C Shares. The Value Fund, Diversified Stock Fund, Growth Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, Focused Growth Fund, Balanced Fund, Real Estate Fund, and the Fund for Income are authorized to issue three classes of shares: Class A Shares, Class C Shares and Class R Shares (known as the Class G Shares prior to January 1, 2003). Each class of shares in a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

     The Value Fund and the Special Value Fund seek to provide long-term growth of capital and dividend income. The Diversified Stock Fund and the Growth Fund seek to provide long term growth of capital. The Stock Index Fund seeks to provide long-term capital appreciation by attempting to match the investment performance of the Standard & Poor's 500 Composite Stock Index. The Established Value Fund seeks to obtain long-term capital growth by investing primarily in common stocks. The Small Company Opportunity Fund seeks to provide capital appreciation. The Focused Growth Fund seeks to obtain long-term capital appreciation. The Balanced Fund seeks to provide income and long-term growth of capital. The Convertible Fund seeks to provide a high level of current income together with long-term capital appreciation. The Real Estate Fund seeks to provide total return through investments in real estate-related securities. The Intermediate Income Fund seeks to provide a high level of income. The Fund for Income seeks to provide a high level of current income consistent with preservation of shareholders' capital. The National Municipal Bond Fund seeks to provide a high level of current interest income exempt from federal income tax, as is consistent with the preservation of capital. The New York Municipal Bond Fund seeks to provide a high level of current income exempt from federal, New York State, and New York City income taxes, consistent with the preservation of shareholders' capital. The Ohio Municipal Bond Fund seeks to provide a high level of current interest income, which is exempt from both federal income tax and Ohio personal income tax.

     Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.


                                  Continued

The Victory Portfolios                                       October 31, 2004

2.   Reorganizations:

     On December 2, 2002, the Board of Trustees of the Trust approved the conversion and transfer of all the assets and liabilities represented by Class B Shares into additional Class A Shares for the Diversified Stock Fund. This transfer was completed on December 13, 2002. The Board of Trustees also approved the redesignation of the Class G Shares as Class R Shares for the Value Fund, Special Value Fund, Small Company Opportunity Fund, Balanced Fund, Real Estate Fund and the Fund for Income. This redesignation was effective January 1, 2003. Additionally, the Board of Trustees of the Trust also approved the conversion and transfer of all the assets and liabilities represented by Class G Shares into Class A Shares for the Convertible Fund, Intermediate Income Fund, National Municipal Bond Fund, New York Municipal Bond Fund, and Ohio Municipal Bond Fund. This transfer was completed on January 17, 2003.


3.   Significant Accounting Policies:

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     Securities Valuation:

     Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded, or at the NASDAQ Official Closing Price ("NOCP"), if applicable. Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value, or at original cost, which, combined with accrued interest, approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations, or quotations which do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board of Trustees.

     Securities Transactions and Related Income:

     Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date, net of any applicable foreign taxes withheld. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     Repurchase Agreements:

     Each Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers which the Fund's investment adviser deems creditworthy under guidelines approved by the Board of Trustees. Under a repurchase agreement, the seller agrees to


                                  Continued

The Victory Portfolios                                       October 31, 2004


     collateralized by various corporate, U.S. Government and government-backed securities, with value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

     Futures Contracts:

     The Value Fund, Diversified Stock Fund, Stock Index Fund, Growth Fund, Special Value Fund, Small Company Opportunity Fund, and the Balanced Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

     Option Contracts:

     The Funds, with the exception of the Established Value Fund, Intermediate Income Fund, National Municipal Bond Fund, New York Municipal Bond Fund, and Ohio Municipal Bond Fund, may write or purchase option contracts. These transactions are to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation).

     The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by premiums paid.

     In writing an option, the Funds contract with a specified counterparty to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current market value. Written options involve financial risk which may exceed amounts reflected in the accompanying financial statements.


                                  Continued

The Victory Portfolios                                       October 31, 2004


     The table below reflects the Funds' activity in written option contracts during the year ended October 31, 2004:

                                                      Call Options

                                         Number of Contracts  Premiums Received

                                                                    (000)
     Value Fund
     Balance at October 31, 2003                    --              $   --
     Options written                            12,650               1,556
     Options exercised                            (400)                (49)
     Options terminated                         (8,100)               (987)

     Balance at October 31, 2004                 6,850              $  520

     Securities Purchased on a When-Issued Basis:

     All Funds may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable for investments purchased on the accompanying statements of assets and liabilities. As of October 31, 2004, the Funds had outstanding "when-issued" purchase commitments with corresponding assets segregated, as follows (amounts in thousands):

             Balanced Fund                                         $ 2,031
             Fund for Income                                        11,268
             National Municipal Bond Fund                            9,890
             Ohio Municipal Bond Fund                                3,053

    Securities Lending:

    The Value Fund, Diversified Stock Fund, Stock Index Fund, Growth Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, Focused Growth Fund, Balanced Fund, Convertible Fund, Real Estate Fund, Intermediate Income Fund, National Municipal Bond Fund, and Ohio Municipal Bond Fund may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board of Trustees. The Trust will limit its securities lending activity to 33 1/3% of the total assets of each Fund, with the exception of the Established Value Fund. The Established Value Fund may make loans of portfolio securities to persons unaffiliated with the Trust, not in excess of 20% of the value of the Fund's total assets. KeyBank National Association ("KeyBank"), the Funds' custodian and an affiliate of the Adviser, serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the "Lending Agreement"), for which they receive a fee. Under guidelines established by the Board of Trustees, the Funds must maintain loan collateral with KeyBank at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. KeyBank, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash


                                  Continued

The Victory Portfolios                                       October 31, 2004


     collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as assets of the Funds, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Fixed income securities received as collateral are not recorded as an asset or liability of the Trust because the lending Fund does not have effective control of such securities. Loans are subject to termination by the Trust or the borrower at any time. The following Funds loaned securities and held collateral with the following market values as of October 31, 2004 (amounts in thousands):

                                                        Average       Income
                                  Market                  Loan     Received by
                                 Value of     Market   Outstanding KeyBank from
                                  Loaned     Value of    During    Securities
                                Securities  Collateral  the Year      Lending

     Value Fund                 $ 46,237    $ 47,718   $ 57,708       $13
     Diversified Stock Fund      488,659     504,413    369,901        74
     Growth Fund                  10,181      10,610     40,319         8
     Established Value Fund       60,233      61,803     61,328        14
     Special Value Fund           51,408      53,053     52,520        16
     Small Company
        Opportunity Fund          26,364      27,249     27,208        10
     Balanced Fund                30,496      31,491     33,344         8
     Intermediate Income Fund     55,543      57,269     62,677        19

     As of October 31, 2004, each Fund's loaned securities were fully collateralized by cash, which was reinvested in repurchase agreements and unaffiliated money market funds by the securities lending agent on behalf of the Funds. The repurchase agreements are collateralized by various corporate, U.S. Government, and government-backed securities. Each Fund received a pro rata portion of the following investments (amounts in thousands):

                                                           Market Value

     Barclays Global Investors Money Market Fund              $ 16,606
     Merrill Lynch Corp., 1.94%, 11/1/04                       137,000
     Lehman Corp., 1.93%, 11/1/04                               17,000
     Goldman Corp., 1.96%, 11/1/04                             100,000
     Bank of America, 1.95%, 11/1/04                           100,000
     Salomon Corp., 1.93%, 11/1/04                              50,000
     Wachovia Securities Corp., 1.95%, 11/1/04                 122,000
     Bear Stearns, 1.93%, 11/1/04                              142,000
     Lehman MM, 1.93%, 11/1/04                                  79,000
     JP Morgan Chase Corp., 1.95%, 11/1/04                      30,000

     Dividends to Shareholders:

     Dividends from net investment income are declared and paid quarterly for the Value Fund, Diversified Stock Fund, Stock Index Fund, Growth Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, Focused Growth Fund, Convertible Fund, and the Real Estate Fund. Dividends from net investment income are declared and paid monthly for the Balanced Fund, Intermediate Income Fund, Fund for Income, National Municipal Bond Fund, New York Municipal Bond Fund, and the Ohio Municipal Bond Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

     The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified


                                  Continued

The Victory Portfolios                                       October 31, 2004


     within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital in the accompanying statements of assets and liabilities.

     Federal Income Taxes:

     It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     In-Kind Redemptions:

     In certain circumstances, the Funds may distribute portfolio securities rather than cash as payment for a redemption of Fund shares (in-kind redemption). For financial reporting purposes, the Funds recognize a gain on the in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Funds recognize a loss if cost exceeds value. Gains and losses realized on in-kind redemptions are not recognized for tax purposes, and are reclassified from undistributed realized gain
     (loss) to paid-in capital. During the year ended October 31, 2004, the Growth Fund and Special Value Fund realized $17,195 and $14,678 of net gain on $144,176 and $87,046 of in-kind redemptions, respectively.

     Other:

     Expenses that are directly related to one Fund are charged directly to that Fund. Other operating expenses of the Trust are prorated to each Fund on the basis of relative net assets or other appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as distribution fees.


                                  Continued

The Victory Portfolios                                       October 31, 2004


4.   Purchases and Sales of Securities:

     Purchases and sales of securities (excluding short-term securities) for the year ended October 31, 2004 were as follows (amounts in thousands):

                              Purchases       Sales       Purchases    Sales
                           (excluding U.S.(excluding U.S.  of U.S.     of U.S.
                             Government)    Government)   Government Government
                              Securities    Securities    Securities Securities

     Value Fund                $  198,220   $  218,282    $    --    $    --
     Diversified Stock Fund     1,956,936    1,404,741         --         --
     Stock Index Fund               3,511        2,683         --         --
     Growth Fund                  126,043      166,692         --         --
     Established Value Fund       138,779      182,454         --         --
     Special Value Fund           366,338      391,321         --         --
     Small Company
        Opportunity Fund           90,565       96,876         --         --
     Focused Growth Fund              933          141         --         --
     Balanced Fund                125,533      136,618     56,608     59,600
     Convertible Fund              42,678       67,669         --         --
     Real Estate Fund              17,502       23,504         --         --
     Intermediate Income Fund      48,313       73,973    194,393    200,494
     Fund for Income                   --           --    155,011    285,991
     National Municipal
        Bond Fund                 105,918      137,252         --         --
     New York Municipal
        Bond Fund                     788        6,525         --         --
     Ohio Municipal Bond Fund     122,082      147,762         --         --


5.   Investment Advisory, Administration, and Distribution Agreements:

     Investment advisory services are provided to all the Funds by Victory Capital Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyBank National Association. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. KeyBank National Association, serving as custodian for all of the Funds, receives custodian fees in addition to transaction fees.

     Under the terms of the Investment Advisory Agreement, the investment advisory fees of the Value Fund, Growth Fund, Special Value Fund and Focused Growth Fund are computed at the annual rate of 0.75% of each Fund's average daily net assets up to $400 million, 0.65% of each Fund's average daily net assets between $400 million and $800 million, and 0.60% of each Fund's average daily net assets greater than $800 million; the investment advisory fees of the Diversified Stock Fund are computed at the annual rate of 0.65% of the Fund's average daily net assets up to $800 million and 0.60% of the Fund's average daily net assets greater than $800 million; the investment advisory fees of the Stock Index Fund are computed at the annual rate of 0.25% of the Fund's average daily net assets up to $400 million, 0.20% of the Fund's average daily net assets between $400 million and $800 million, and 0.15% of the Fund's average daily net assets greater than $800 million; the investment advisory fees of the Established Value Fund and the Small Company Opportunity Fund are computed at the annual rate of 0.65% of each Fund's average daily net assets up to $100 million, 0.55% of each Fund's average daily net assets between $100 million and $200 million, and 0.45% of each Fund's average daily net assets greater than $200 million; the investment advisory fees of the Balanced Fund are computed at the annual rate of 0.70% of the Fund's average daily net assets up to $400 million, 0.65% of the Fund's average daily net assets between $400 million and $800 million, and 0.60% of the Fund's average daily net assets greater than $800 million; the investment advisory fees of the Convertible Fund and the Intermediate Income Fund are computed at the annual rate of 0.75% of each Fund's average daily net assets; the investment advisory fees of the Real Estate Fund are computed at the annual rate of 0.80% of the Fund's average daily net assets; the investment advisory fees of the Fund for Income are computed at the annual rate of 0.50% of the Fund's average daily net assets; the investment advisory fees of the National Municipal Bond Fund and the New York Municipal Bond Fund are computed at the annual rate of 0.55% of each


                                  Continued

The Victory Portfolios                                       October 31, 2004


     Fund's average daily net assets; and the investment advisory fees of the Ohio Municipal Bond fund are computed at the annual rate of 0.60% of the Fund's average daily net assets. The Adviser may use a portion of its fees to assist with the distribution and marketing expenses for the benefit of the Funds.

     BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an indirect, wholly owned subsidiary of The BISYS Group, Inc. ("BISYS"), serves as the Administrator to the Funds. Certain officers of the Trust are affiliated with BISYS and the Adviser. Such officers, except the CCO as noted below, receive no direct payments or fees from the Funds for serving as officers of the Trust.

     Under the terms of the Administration Agreement, the Administrator's fee is computed daily and paid monthly at the annual rate of 0.14% of the Trust's average daily net assets up to $8 billion, 0.10% of the Trust's average daily net assets between $8 billion and $25 billion, and 0.08% of the Trust's average daily net assets greater than $25 billion. The Administrator may use its fees to pay advertising and marketing expenses for the benefit of the Funds. Under a Sub-Administration Agreement, BISYS pays the Adviser a fee of up to 0.04%, increased from 0.03% effective March 1, 2004, of each Fund's average daily net assets to perform certain of the administrative duties for the Funds.

     BISYS Ohio also serves the Trust as Fund Accountant and Transfer Agent for the Funds. Under the terms of the Fund Accounting Agreement, BISYS Ohio is entitled to fees on a fund level basis and reimbursement of out-of-pocket expenses incurred in providing fund accounting services. Under the terms of the Transfer Agency Agreement, BISYS Ohio is entitled to account-based fees and complex level fees along with reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

     Victory Capital Advisers, Inc. (the "Distributor") serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust dated March 1, 2004. The Distributor is not affiliated with the Adviser but is affiliated with BISYS Fund Services Limited Partnership, which had served as the Funds' distributor prior to March 1, 2004.

     Pursuant to the Trust's 12b-1 Plan, the Distributor may receive a monthly distribution and service fee, at an annual rate of 0.50% of the average daily net assets of Class R Shares of the Funds, except for the Stock Index Fund and the Fund for Income, and 1.00% of the average daily net assets of Class C Shares of the Funds. The Distributor may receive a monthly service fee, at an annual rate of 0.25% of the average daily net assets of Class R Shares of the Fund for Income. The Stock Index Fund does not participate in the Trust's 12b-1 Plan. The service fee is paid to securities brokers or other financial intermediaries for providing personal services to shareholders of the Funds, including responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information.

     The Distributor or financial institutions (directly or through the Distributor), pursuant to a Shareholder Servicing Plan, may receive from Class A shares of each Fund, except for the Stock Index Fund, a fee of 0.25% of the average daily net assets of the Fund for providing support services to shareholders of the Fund, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Financial institutions may include affiliates of the Adviser. Pursuant to the same Shareholder Servicing Plan, and as payment for the same services, the Distributor or financial institutions (directly or through the Distributor), may receive a fee of 0.15% of the average daily net assets of Class A Shares and 0.25% of Class R Shares of the Stock Index Fund.

     In addition, the Distributor is entitled to receive commissions on sales of the Class A Shares and redemptions of Class C Shares of the Funds. For the year ended October 31, 2004, the Distributor received approximately $2,923 from commissions earned on sales of Class A Shares and redemptions of Class C Shares of the Funds, a portion of which the Distributor reallowed to dealers of the Funds' shares including approximately $665 to affiliates of the Funds (amounts in thousands).

     The Funds employ a Chief Compliance Officer ("CCO") who receives compensation and reimbursement of out-of-pocket expenses as approved by the Trust's Board of Trustees.


                                  Continued

The Victory Portfolios                                       October 31, 2004


     The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, to the extent that the ordinary operating expenses incurred by a Fund in any fiscal year exceed the expense limit for the Fund, such excess amounts will by the liability of the Adviser. As of October 31, 2004, the expense limits are as follows:

                                         Diversified     Stock
                               Value        Stock        Index       Growth
                               Fund         Fund         Fund         Fund

     Class A Shares             (a)           (a)         (a)          (a)
     Class C Shares           2.00%         1.90%        N/A         2.00%
     Class R Shares             (a)           (a)         (a)          (a)


                                                         Small
                            Established    Special      Company      Focused
                               Value        Value     Opportunity    Growth
                               Fund         Fund         Fund         Fund


     Class A Shares             (a)          (a)         (a)         1.15%
     Class C Shares            2.20%        2.20%       2.20%        1.90%
     Class R Shares             (a)         2.00%        (a)         1.40%


                                                                       Real
                                           Balanced    Convertible    Estate
                                             Fund         Fund         Fund


     Class A Shares                          (a)          (a)          (a)
     Class C Shares                         2.00%        1.80%        2.20%
     Class R Shares                         2.00%         N/A         2.00%


                                                      Intermediate     Fund
                                                         Income         for
                                                          Fund        Income


     Class A Shares                                       (a)          (a)
     Class C Shares                                       N/A         1.70%
     Class R Shares                                       N/A          (a)


                                           National      New York      Ohio
                                           Municipal     Municipal   Municipal
                                             Bond          Bond        Bond
                                             Fund          Fund        Fund


     Class A Shares                          (a)          (a)          (a)
     Class C Shares                         1.50%         N/A         1.50%

     (a) There were no contractual expense limitation agreements in place as of October 31, 2004.

     The Adviser, Administrator, or other service providers may waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios.


6.   Line of Credit:

     The Trust participates in a short-term, demand note agreement with KeyCorp, an affiliate of the Investment Advisor. Under the agreement, the Trust may borrow up to $200 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of 8 basis points on $200 million for providing the Line of Credit. Each Fund pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. As of October 31, 2004, the following loans were outstanding (amounts in thousands):

             Value Fund                                               $348
             Focused Growth Fund                                        10


                                  Continued

The Victory Portfolios                                       October 31, 2004



7.   Capital Share Transactions:

     Capital share transactions for those Funds with multiple share classes were as follows (amounts in thousands):



                                           Value                     Diversified
                                            Fund                     Stock Fund

                                      Year        Year           Year          Year
                                      Ended       Ended          Ended         Ended
                                   October 31, October 31,    October 31,   October 31,
                                      2004        2003           2004          2003

     Capital Transactions:
     Class A Shares:
     Proceeds from shares issued    $ 17,276    $  44,963      $ 870,272    $ 448,833
     Proceeds from shares
       exchanged from Class B             --           --             --       37,579
     Dividends reinvested              1,738        1,950          6,179        4,957
     Cost of shares redeemed         (46,543)    (173,811)      (336,646)    (447,488)

     Total                          $(27,529)   $(126,898)     $ 539,805    $  43,881

     Class B Shares:
     Cost of shares redeemed        $     --    $      --      $      --         (649)
     Cost of shares
       exchanged to Class A               --           --             --      (37,579)

     Total                          $     --    $      --      $      --    $ (38,228)

     Class C Shares:
     Proceeds from shares issued    $    224    $      89      $  63,952    $   8,592
     Dividends reinvested                  1           --<F1>         17            7
     Cost of shares redeemed              (8)          --         (4,019)      (1,260)

     Total                          $    217    $      89      $  59,950    $   7,339

     Class R Shares:
     Proceeds from shares issued    $    304    $   2,361      $  41,755    $  33,802
     Dividends reinvested                 48           67            415          571
     Cost of shares redeemed          (3,538)      (5,402)       (40,897)     (30,021)

     Total                          $ (3,186)   $  (2,974)     $   1,273    $   4,352


<F1> Rounds to less than 1,000.




                                  Continued

The Victory Portfolios                                       October 31, 2004




                                           Value                   Diversified
                                            Fund                   Stock Fund

                                      Year        Year         Year          Year
                                      Ended       Ended        Ended         Ended
                                   October 31, October 31,  October 31,   October 31,
                                      2004        2003         2004          2003

     Share Transactions:
     Class A Shares:
     Issued                           1,406        4,531       58,247       36,221
     Issued in connection with
       exchange from Class B             --           --           --        3,340
     Reinvested                         141          196          415          425
     Redeemed                        (3,816)     (17,891)     (22,925)     (39,015)

     Total                           (2,269)     (13,164)      35,737          971

     Class B Shares:
     Redeemed                            --           --           --          (61)
     Redeemed in connection
       with exchange to Class A          --           --           --       (3,556)

     Total                               --           --           --       (3,617)

     Class C Shares:
     Issued                              19            8        4,319          711
     Reinvested                          --<F1>       --<F1>        1            1
     Redeemed                            (1)          --         (271)        (103)

     Total                               18            8        4,049          609

     Class R Shares:
     Issued                              25          242        2,835        2,861
     Reinvested                           4            7           28           49
     Redeemed                          (288)        (542)      (2,765)      (2,573)

     Total                             (259)        (293)          98          337


<F1> Rounds to less than 1,000.




                                  Continued

The Victory Portfolios                                       October 31, 2004




                                          Stock                       Growth
                                        Index Fund                     Fund

                                    Year         Year         Year            Year
                                    Ended        Ended        Ended           Ended
                                 October 31,  October 31,  October 31,     October 31,
                                    2004         2003         2004            2003

    Capital Transactions:
    Class A Shares:
    Proceeds from shares issued  $ 18,438     $  30,971    $  26,970       $74,004
    Proceeds from shares
      exchanged from Class B           --            --           --            --
    Dividends reinvested              600         1,169          309            414
    Cost of shares redeemed       (27,065)     (293,808)    (284,707)      (73,220)

    Total                        $ (8,027)    $(261,668)   $(257,428)      $ 1,198

    Class C Shares:
    Proceeds from shares issued  $     --     $      --    $      95       $    24
    Dividends reinvested               --            --           --            --<F1>
    Cost of shares redeemed            --            --           --<F1>        --

    Total                        $     --     $      --    $      95       $    24

    Class R Shares:
    Proceeds from shares issued  $  2,904     $   3,955    $     689       $ 1,204
    Dividends reinvested              136           178           --<F1>         6
    Cost of shares redeemed        (6,820)       (5,824)      (2,008)       (2,739)

    Total                        $ (3,780)    $  (1,691)   $  (1,319)      $(1,529)

    Share Transactions:
    Class A Shares:
    Issued                          1,121         2,284        1,635         5,058
    Issued in connection with
      exchange from Class B            --            --           --            --
    Reinvested                         36            88           19            29
    Redeemed                       (1,644)      (22,419)     (17,444)       (5,086)

    Total                            (487)      (20,047)     (15,790)            1

    Class C Shares:
    Issued                             --            --            5             2
    Reinvested                         --            --           --            --<F1>
    Redeemed                           --            --           --<F1>        --

    Total                              --            --            5             2

    Class R Shares:
    Issued                            176           289           42            82
    Reinvested                          8            13           --<F1>         1
    Redeemed                         (412)         (422)        (123)         (191)

    Total                            (228)         (120)         (81)         (108)


<F1> Rounds to less than 1,000.




                                  Continued

The Victory Portfolios                                       October 31, 2004




                                       Established Value           Special Value
                                             Fund                      Fund

                                     Year         Year          Year          Year
                                     Ended        Ended         Ended         Ended
                                  October 31,  October 31,   October 31,   October 31,
                                     2004         2003          2004          2003

    Capital Transactions:
    Class A Shares:
    Proceeds from shares issued   $  5,358     $ 14,702      $  18,883    $ 112,649
    Dividends reinvested             1,769           98         31,014          523
    Cost of shares redeemed         (6,152)     (33,436)      (122,380)    (167,389)

    Total                         $    975     $(18,636)     $ (72,483)   $ (54,217)

    Class C Shares:
    Proceeds from shares issued   $    266     $     175     $     152    $     294
    Dividends reinvested                17           --<F1>         24           --<F1>
    Cost of shares redeemed            (79)          --             (3)          (9)

    Total                         $    204     $    175      $     173    $     285

    Class R Shares:
    Proceeds from shares issued   $ 10,671     $ 11,705      $     517    $     838
    Dividends reinvested            22,335          738            418            2
    Cost of shares redeemed        (42,381)     (31,740)          (503)         811

    Total                         $ (9,375)    $(19,297)     $     432    $      29

    Share Transactions:
    Class A Shares:
    Issued                             202          677          1,229        9,415
    Reinvested                          71            4          2,368           43
    Redeemed                          (232)      (1,552)        (8,948)     (14,051)

    Total                               41         (871)        (5,351)      (4,593)

    Class C Shares:
    Issued                              10            7             10           23
    Reinvested                           1           --<F1>          2           --<F1>
    Redeemed                            (3)          --             --<F1>       (1)

    Total                                8            7             12           22

    Class R Shares:
    Issued                             402          522             34           68
    Reinvested                         900           34             32           --<F1>
    Redeemed                        (1,593)      (1,408)           (33)         (68)

    Total                             (291)        (852)            33           --<F1>


<F1>  Rounds to less than 1,000.




                                  Continued

The Victory Portfolios                                       October 31, 2004




                                                    Small Company         Focused
                                                  Opportunity Fund       Growth Fund

                                                Year          Year         Period
                                                Ended         Ended         Ended
                                             October 31,   October 31,   October 31,
                                                2004          2003        2004<F1>

    Capital Transactions:
    Class A Shares:
    Proceeds from shares issued              $ 12,828       $ 14,632        $795
    Dividends reinvested                        1,404             30          --
    Cost of shares redeemed                   (11,381)       (24,582)        (82)

    Total                                    $  2,851       $ (9,920)       $713

    Class C Shares:
    Proceeds from shares issued              $    425       $     86        $ --
    Dividends reinvested                            5             --<F2>      --
    Cost of shares redeemed                       (15)            --          --

    Total                                    $    415       $     86        $ --

    Class R Shares:
    Proceeds from shares issued              $  6,389       $  8,352        $  3
    Dividends reinvested                        4,314             62          --
    Cost of shares redeemed                   (12,236)       (11,265)         --

    Total                                    $ (1,533)      $ (2,851)       $  3

    Share Transactions:
    Class A Shares:
    Issued                                        459            651          77
    Reinvested                                     55              1          --
    Redeemed                                     (407)        (1,110)         (8)

    Total                                         107           (458)         69

    Class C Shares:
    Issued                                         15              4          --<F2>
    Reinvested                                     --<F2>         --<F2>      --
    Redeemed                                       --<F2>         --          --

    Total                                          15              4          --

    Class R Shares:
    Issued                                        233            372          --
    Reinvested                                    172              3          --
    Redeemed                                     (444)          (505)         --

    Total                                         (39)          (130)         --


<F1>  Reflects operations for the period from December 31, 2003 (date of commencement of operations) through October 31, 2004.

<F2>  Rounds to less than 1,000.




                                  Continued

The Victory Portfolios                                       October 31, 2004




                                        Balanced                    Convertible              Real Estate
                                          Fund                         Fund                      Fund

                                    Year         Year          Year         Year         Year        Year
                                    Ended        Ended         Ended        Ended        Ended       Ended
                                 October 31,  October 31,   October 31,  October 31,  October 31,  October 31,
                                    2004         2003          2004<F1>      2003         2004        2003

    Capital Transactions:
    Class A Shares:
    Proceeds from shares issued   $ 20,189     $  36,629     $ 15,597      $ 51,930     $ 18,701     $ 23,683
    Proceeds from shares
      exchanged from Class G            --            --           --         1,777           --           --
    Dividends reinvested             1,899         3,202          824         1,114          224          213
    Cost of shares redeemed        (41,208)     (213,411)     (46,185)      (27,933)     (25,853)     (26,108)

    Total                         $(19,120)    $(173,580)    $(29,764)     $ 26,888     $ (6,928)    $ (2,212)

    Class C Shares:
    Proceeds from shares issued   $    490     $      50     $     --      $     --     $    224     $     74
    Dividends reinvested                 4            --<F2>       --<F2>        --            3            2
    Cost of shares redeemed           (100)           (2)          --            --          (83)         (18)

    Total                         $    394     $      48     $     --      $     --     $    144     $     58

    Class R Shares:
    Proceeds from shares issued   $  1,428     $   2,093     $    241      $    221     $  2,404     $  1,021
    Dividends reinvested                67            67            1            10          111          156
    Cost of shares redeemed         (2,010)       (1,562)          --           (49)      (1,836)        (617)
    Cost of shares exchanged
       to Class A                       --            --           --        (1,777)          --           --

    Total                         $   (515)    $     598     $    242      $ (1,595)    $    679     $    560

    Share Transactions:
    Class A Shares:
    Issued                           1,720         3,517        1,292         4,782        1,147        1,837
    Issued in connection with
      exchange from Class G             --            --           --           168           --           --
    Reinvested                         161           303           69           104           14           17
    Redeemed                        (3,493)      (20,388)      (3,866)       (2,614)      (1,646)      (2,056)

    Total                           (1,612)      (16,568)      (2,505)        2,440         (485)        (202)

    Class C Shares:
    Issued                              42             4           20            --           15            6
    Reinvested                          --<F2>        --<F2>       --<F2>        --           --<F2>       --
    Redeemed                            (9)           --           --            --           (5)          (1)

    Total                               33             4           20            --           10            5

    Class R Shares:
    Issued                             122           197           --            21          149           80
    Reinvested                           6             6           --             1            7           12
    Redeemed                          (170)         (147)          --            (4)        (113)         (46)
    Redeemed in connection with
      exchange to Class A               --            --           --          (168)          --           --

    Total                              (42)           56           --          (150)          43           46


<F1>  Reflects operations for the period from March 1, 2004 (date of commencement of operations) through October 31, 2004 for Class C
      Shares.

<F2>  Rounds to less than 1,000.




                                  Continued

The Victory Portfolios                                       October 31, 2004




                                        Intermediate               Fund for
                                         Income Fund                Income

                                      Year        Year         Year          Year
                                      Ended       Ended        Ended         Ended
                                   October 31, October 31,  October 31,   October 31,
                                      2004        2003         2004          2003

    Capital Transactions:
    Class A Shares:
    Proceeds from shares issued    $ 22,772    $  60,881    $  63,758    $ 151,497
    Proceeds from shares
    exchanged from Class G               --        3,448           --           --
    Dividends reinvested              3,911        6,431        3,695        4,768
    Cost of shares redeemed         (55,220)    (176,931)     (94,068)    (169,121)

    Total                          $(28,537)   $(106,171)   $ (26,615)   $ (12,856)

    Class C Shares:
    Proceeds from shares issued    $     --    $      --    $   8,007    $  32,326
    Dividends reinvested                 --           --          671          417
    Cost of shares redeemed              --           --      (13,590)      (3,085)

    Total                          $     --    $      --    $  (4,912)   $  29,658

    Class G Shares:
    Proceeds from shares issued    $     --    $     859    $      --    $      --
    Dividends reinvested                 --           21           --           --
    Cost of shares redeemed              --         (341)          --           --
    Cost of shares
      exchanged to Class A               --       (3,448)          --           --

    Total                          $     --    $  (2,909)   $      --    $      --

    Class R Shares:
    Proceeds from shares issued    $     --    $      --    $  20,895    $  93,105
    Dividends reinvested                 --           --        9,713       14,222
    Cost of shares redeemed              --           --     (126,827)    (142,654)

    Total                          $     --    $      --    $ (96,219)   $ (35,327)




                                  Continued

The Victory Portfolios                                       October 31, 2004




                                         Intermediate               Fund for
                                          Income Fund                Income

                                      Year         Year          Year        Year
                                      Ended        Ended         Ended       Ended
                                   October 31,  October 31,   October 31, October 31,
                                      2004         2003          2004        2003

    Share Transactions:
    Class A Shares:
    Issued                            2,298        6,053        5,014      11,391
    Issued in connection with
      exchange from Class G              --          344           --          --
    Reinvested                          395          642          292         361
    Redeemed                         (5,562)     (17,618)      (7,389)    (12,714)

    Total                            (2,869)     (10,579)      (2,083)       (962)

    Class C Shares:
    Issued                               --           --          630       2,439
    Reinvested                           --           --           53          32
    Redeemed                             --           --       (1,075)       (236)

    Total                                --           --         (392)      2,235

    Class G Shares:
    Issued                               --           87           --          --
    Reinvested                           --            2           --          --
    Cost of shares redeemed              --          (35)          --          --
    Cost of shares
      exchanged to Class A               --         (345)          --          --

    Total                                --         (291)          --          --

    Class R Shares:
    Issued                               --           --        1,641       6,989
    Reinvested                           --           --          766       1,075
    Redeemed                             --           --       (9,958)    (10,779)

    Total                                --           --       (7,551)     (2,715)




                                  Continued

The Victory Portfolios                                       October 31, 2004




                                    National Municipal        New York Municipal         Ohio Municipal
                                         Bond Fund                 Bond Fund                Bond Fund

                                    Year         Year         Year         Year        Year          Year
                                    Ended        Ended        Ended        Ended       Ended         Ended
                                 October 31,  October 31,  October 31,  October 31,  October 31,  October 31,
                                   2004<F1>      2003         2004         2003        2004<F1>      2003

    Capital Transactions:
    Class A Shares:
    Proceeds from shares issued    $ 18,226     $ 39,277     $   816      $  6,963     $ 20,332     $  24,396
    Proceeds from shares
      exchanged from Class G             --       19,548          --         4,634           --       137,846
    Dividends reinvested              1,923        1,776         340           386        4,114         2,961
    Cost of shares redeemed         (35,461)     (44,395)     (3,354)      (10,793)     (50,569)      (41,291)

    Total                          $(15,312)    $ 16,206     $(2,198)     $  1,190     $(26,123)    $ 123,912

    Class C Shares:
    Proceeds from shares issued    $    173     $     --     $    --      $     --     $     61     $      --
    Dividends reinvested                  1           --          --            --           --<F2>        --
    Cost of shares redeemed              --           --          --            --           --            --

    Total                          $    174     $     --     $    --      $     --     $     61     $      --

    Class G Shares:
    Proceeds from shares issued    $     --     $  6,338     $    --      $    157     $     --     $   4,222
    Dividends reinvested                 --          205          --            22           --         1,288
    Cost of shares redeemed              --         (907)         --        (1,254)          --        (5,799)
    Cost of shares exchanged
       to Class A                        --      (19,548)         --        (4,634)          --      (137,846)

    Total                          $     --     $(13,912)    $    --      $ (5,709)    $     --     $(138,135)

    Share Transactions:
    Class A Shares:
    Issued                            1,663        3,585          62           536        1,679         2,010
    Issued in connection with
      exchange from Class G              --        1,796          --           358           --        11,451
    Reinvested                          176          162          26            30          342           244
    Redeemed                         (3,245)      (4,048)       (257)         (831)      (4,222)       (3,420)

    Total                            (1,406)       1,495        (169)           93       (2,201)       10,285

    Class C Shares:
    Issued                               16           --          --            --            5            --
    Reinvested                           --<F2>       --          --            --           --<F2>        --
    Redeemed                             --           --          --            --           --            --

    Total                                16           --          --            --            5            --

    Class G Shares:
    Issued                               --          581          --            12           --           353
    Reinvested                           --           19          --             2           --           108
    Redeemed                             --          (83)         --           (98)          --          (484)
    Redeemed in connection with
      exchange to Class A                --       (1,795)         --          (360)          --       (11,469)

    Total                                --       (1,278)         --          (444)          --       (11,492)


<F1>  Reflects operations for the period from March 1, 2004 (date of commencement of operations) through October 31, 2004 for Class C
      Shares.

<F2>  Rounds to less than 1,000.




                                  Continued

The Victory Portfolios                                       October 31, 2004


8.   Concentration of Credit Risk:

     The New York Municipal Bond Fund and Ohio Municipal Bond Fund invest primarily in municipal debt obligations issued by the respective states and their political subdivisions, agencies and public authorities to obtain funds for various public purposes. These Funds are more susceptible to economic and political factors which might adversely affect municipalities and companies within those states than are other types of funds which are not geographically concentrated to the same extent.


9.   Subsequent Events:

     On September 30, 2004, the Board of Trustees of The Victory Portfolios approved a proposal to terminate the Class C Shares of the Established Value Fund, Small Company Opportunity Fund, Convertible Fund, National Municipal Bond Fund and Ohio Municipal Bond Fund on or about January 28, 2005 (the "Termination Date"). On the Termination Date, the above Funds will redeem all Class C Shares at the net asset value as of 4:00 p.m. Eastern Time, and distribute the cash proceeds to all remaining shareholders. Prior to the Termination Date, the Funds will pay any dividends in accordance with the current dividend option you had previously selected.

     Also on September 30, 2004, the Board of Trustees of The Victory Portfolios approved the merger of the Growth Fund with the Diversified Stock Fund in a tax-free reorganization, subject to shareholder approval. The Trust expects to convene a special meeting of the Fund's shareholders in January 2005. If the Fund's shareholders approve the proposed merger, the Trust anticipates that the merger would take place soon after that meeting.

     On December 8, 2004, the Board of Trustees of The Victory Portfolios approved the merger of the Victory Real Estate Fund with the Kensington Real Estate Securities Fund, a series of the Kensington Funds in a tax-free reorganization, subject to shareholder approval. The Trust expects to convene a special meeting of the Fund's shareholders in 2005 to consider the proposed merger. If the Fund's shareholders approve the proposal, the Trust anticipates the merger would take place soon thereafter.

     Also on December 8, 2004, the Board of Trustees of The Victory Portfolios approved a Plan of Liquidation and Termination with respect to the New York Municipal Bond Fund. On or around the close of business on January 28, 2005, the Fund will distribute pro rata all of its assets in cash to its shareholders, and all outstanding shares will be redeemed and cancelled.


10.  Federal Income Tax Information:

     The tax character of distributions paid during the fiscal year ended October 31, 2004 was as follows (amounts in thousands):



                               Distributions  Distributions
                                Paid From       Paid From        Total                           Total
                                Ordinary      Net Long-Term     Taxable       Tax-Exempt    Distributions
                                 Income       Capital Gains  Distributions   Distributions       Paid

    Value Fund                   $ 2,018       $    --          $ 2,018        $   --          $ 2,018
    Diversified Stock Fund         9,202            --            9,202            --            9,202
    Stock Index Fund               1,033            --            1,033            --            1,033
    Growth Fund                      356            --              356            --              356
    Established Value Fund           365        25,502           25,867            --           25,867
    Special Value Fund             7,827        30,056           37,883            --           37,883
    Small Company
       Opportunity Fund              157         6,829            6,986            --            6,986
    Balanced Fund                  2,416            --            2,416            --            2,416
    Convertible Fund               1,817            --            1,817            --            1,817
    Real Estate Fund                 724            --              724            --              724
    Intermediate Income Fund       7,764            --            7,764            --            7,764
    Fund for Income               25,673            --           25,673            --           25,673
    National Municipal Bond Fund     473           655            1,128         1,923            3,051
    New York Municipal Bond Fund       6            --                6           641              647
    Ohio Municipal Bond Fund          11         1,634            1,645         5,787            7,432




                                  Continued

The Victory Portfolios                                       October 31, 2004


    The Funds designate the following amounts as long-term capital gain distributions. The amounts designated may not agree with the long term capital gains in the tax character of distribution table due to utilization of earnings and profits distributed to shareholders on redemption of shares (amounts in thousands):

                                                                     Amount

    Established Value Fund                                          $29,595
    Special Value Fund                                               30,056
    Small Company Opportunity Fund                                    6,829
    National Municipal Bond Fund                                        655
    New York Municipal Bond Fund                                         27
    Ohio Municipal Bond Fund                                          1,953

    The tax character of distributions paid during the fiscal year ended October 31, 2003 was as follows (amounts in thousands):



                                 Distributions Distributions
                                    Paid From    Paid From        Total                         Total
                                   Ordinary    Net Long-Term     Taxable       Tax-Exempt   Distributions
                                     Income    Capital Gains  Distributions  Distributions       Paid

    Value Fund                     $ 2,266         $  --        $ 2,266          $   --        $ 2,266
    Diversified Stock Fund           6,709            --          6,709              --          6,709
    Stock Index Fund                 1,693            --          1,693              --          1,693
    Growth Fund                        457            --            457              --            457
    Established Value Fund             899            --            899              --            899
    Special Value Fund                 646            --            646              --            646
    Small Company
       Opportunity Fund                 --         $ 115            115              --            115
    Balanced Fund                    3,751            --          3,751              --          3,751
    Convertible Fund                 2,158            --          2,158              --          2,158
    Real Estate Fund                 1,158            --          1,158              --          1,158
    Intermediate Income Fund        10,500            --         10,500              --         10,500
    Fund for Income                 30,847            --         30,847              --         30,847
    National Municipal Bond Fund     1,017            --          1,017           2,104          3,121
    New York Municipal Bond Fund        --            --             --             806            806
    Ohio Municipal Bond Fund           599           911          1,510           6,357          7,867




                                  Continued

The Victory Portfolios                                       October 31, 2004

    As of October 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):



                                                                           Accumulated                        Total
                              Undistributed  Undistributed  Undistributed  Capital and    Unrealized        Accumulated
                               Tax Exempt      Ordinary       Long-Term       Other      Appreciation/       Earnings/
                                 Income         Income      Capital Gains    Losses     (Depreciation)<F1>   (Deficit)

    Value Fund                     $--         $  152         $   --        $(41,547)      $ 38,827          $  (2,568)
    Diversified Stock Fund          --            479             --         (32,003)       152,658           $121,134
    Stock Index Fund                --             91             --         (69,604)        39,262            (30,251)
    Growth Fund                     --             --             --         (49,697)           755            (48,942)
    Established Value Fund          --             --         32,725              --         97,128            129,853
    Special Value Fund              --            501             --              --          9,801             10,302
    Small Company
      Opportunity Fund              --          1,187         20,868              --         30,445             52,500
    Focused Growth                  --             --             --             (23)            12                (11)
    Balanced Fund                   --              8             --         (14,753)         8,694             (6,051)
    Convertible Fund                --             --             --          (3,497)         3,904                407
    Real Estate Fund                --            502          2,293              --          8,018             10,813
    Intermediate
     Income Fund                    --            128             --          (8,404)         1,328             (6,948)
    Fund for Income                 --             --             --         (31,802)         3,148            (28,654)
    National Municipal
      Bond Fund                     20            347            461              --          2,813              3,641
    New York Municipal
      Bond Fund                      8             --            322              --          1,595              1,925
    Ohio Municipal Bond Fund        71             --            842              --         10,074             10,987



    <F1>  The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses wash sales, the difference between book and tax amortization methods for premium and market discount, and the return of capital adjustments from real estate investment trusts.





    As of October 31, 2004, the following Funds have net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations (amounts in thousands):



                                 2006     2007    2008    2009     2010      2011      2012    Total

    Value Fund                  $  --    $  --   $  --     $--   $10,519   $31,028   $   --   $41,547
    Diversified Stock Fund         --       --      --      --    10,539    21,464       --    32,003
    Stock Index Fund               --       --      --      --    64,267     5,337       --    69,604
    Growth Fund                    --       --      --      --    27,869    21,828       --    49,697
    Focused Growth                 --       --      --      --        --        --       23        23
    Balanced Fund                  --       --      --      --     2,615    12,138       --    14,753
    Convertible Fund               --       --      --      --     3,273       224       --     3,497
    Intermediate Income Fund      921    4,271   1,915      --     1,297        --       --     8,404
    Fund for Income             2,523    2,882   3,017     691     1,886     6,735   14,068    31,802



                                  Continued

The Victory Portfolios                                       October 31, 2004


    For the period ended October 31, 2004, the following Funds paid qualified dividend income for purposes of reduced individual federal income tax rates of: (unaudited)

                                                                      Amount

    Value Fund                                                       $ 2,957
    Diversified Stock Fund                                            19,964
    Stock Index Fund                                                   1,731
    Growth Fund                                                        3,197
    Established Value Fund                                             3,334
    Special Value Fund                                                 1,402
    Small Company Opportunity Fund                                     1,239
    Focused Growth                                                         2
    Balanced Fund                                                      1,051
    Convertible Fund                                                   1,453
    Real Estate Fund                                                      58

    Dividends qualifying for corporate dividends received deduction of: (unaudited)

                                                                      Amount

    Value Fund                                                       $ 4,757
    Diversified Stock Fund                                            27,637
    Stock Index Fund                                                   1,747
    Growth Fund                                                        3,978
    Established Value Fund                                             4,677
    Special Value Fund                                                 2,494
    Small Company Opportunity Fund                                     1,828
    Focused Growth                                                         2
    Balanced Fund                                                      1,545
    Convertible Fund                                                   1,453

           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Trustees of
   The Victory Portfolios:

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Value Fund, Diversified Stock Fund, Stock Index Fund, Growth Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, Focused Growth Fund, Balanced Fund, Convertible Fund, Real Estate Fund, Intermediate Income Fund, Fund for Income, National Municipal Bond Fund, New York Municipal Bond Fund and Ohio Municipal Bond Fund, sixteen of the portfolios of The Victory Portfolios (hereafter referred to as the "Funds") at October 31, 2004, the results of each of their operations for the year or period then ended and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Columbus, Ohio
December 20, 2004

The Victory Portfolios                                Supplemental Information
                                                                   (Unaudited)


Other Information Regarding Trustees:

Overall responsibility for management of the Trust rests with the members of the Board of Trustees (the "Trustees"). Each Trustee has an indefinite term. The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations. The Trustees, their ages, addresses, time served with the Trust, their principal occupations during the past five years, and any other directorships held by the Trustee are as follows:


                                                                            Number of
                                                                            Portfolios
                                                                            in Fund
                                    Position(s)                             Complex       Other
Name, Age and Address,              Held with      Principal Occupation     Overseen      Directorships
Time Served with the Trust          the Trust      During Past 5 Years      By Trustee    Held By Trustee

Independent Trustees

Nigel D. T. Andrews, 57             Trustee        Retired (since 2001);       23         Great Lakes
c/o The Victory Portfolios                         Managing Director                      Chemical
3435 Stelzer Road                                  (2000-2001), Internet                  Corporation;
Columbus, OH 43219                                 Capital Group (venture                 Old Mutual plc.
8/02-Present                                       capital); Executive Vice
                                                   President, (1993-2000),
                                                   GE Capital (financial
                                                   services).

Frankie D. Hughes, 51               Trustee        Principal and Chief         23         None
c/o The Victory Portfolios                         Investment Officer
3435 Stelzer Road                                  (since 1993), Hughes
Columbus, OH 43219                                 Capital Management,
3/00-Present                                       Inc. (fixed income
                                                   asset management).

Lyn Hutton, 55                      Trustee        Executive Vice              23         Chittenden
c/o The Victory Portfolios                         President and Chief                    Corporation
3435 Stelzer Road                                  Investment Officer,
Columbus, OH 43219                                 The Commonfund for
3/02-Present                                       Nonprofit Organizations
                                                   (since January 2003);
                                                   Vice President and
                                                   Chief Financial Officer,
                                                   John D. & Catherine T.
                                                   MacArthur Foundation
                                                   (grant making) (June
                                                   1998-December 2002);
                                                   Vice President and
                                                   Treasurer (1990-1998),
                                                   Dartmouth College.

Dr. Thomas F. Morrissey, 71         Trustee        Professor, Weatherhead      23         None
c/o The Victory Portfolios                         School of Management,
3435 Stelzer Road                                  Case Western Reserve
Columbus, OH 43219                                 University.
11/94-Present



                                  Continued

The Victory Portfolios                   Supplemental Information -- continued
                                                                   (Unaudited)



                                                                                      Number of
                                                                                      Portfolios
                                                                                      in Fund
                                    Position(s)                                       Complex       Other
Name, Age and Address,              Held with      Principal Occupation               Overseen      Directorships
Time Served with the Trust          the Trust      During Past 5 Years                By Trustee    Held By Trustee

Karen F. Shepherd, 64               Trustee        Member (since 1996),                  23         UBS Bank USA
c/o The Victory Portfolios                         Shepherd Properties, LC
3435 Stelzer Road                                  and Vincent Shepherd
Columbus, OH 43219                                 Investments, LC (real
8/02-Present                                       estate investments);
                                                   U.S. Executive Director
                                                   (1996-2002), European
                                                   Bank for Reconstruction
                                                   & Development; Director,
                                                   Majority Council
                                                   (since 2002), Emily's List
                                                   (political action committee).

Frank A. Weil, 74                   Trustee        Chairman (since 1984),                23         None
c/o The Victory Portfolios                         Abacus & Associates, Inc.
3435 Stelzer Road                                  (private investment firm).
Columbus, OH 43219
12/97-Present

Leigh A. Wilson, 60                 Chairman       Founder, Chairman and                 23         None
c/o The Victory Portfolios          and            Chief Executive Officer
3435 Stelzer Road                   Trustee        (since 1989), New Century
Columbus, OH 43219                                 Care, Inc. (formerly known
11/94-Present                                      as Glenleigh International
                                                   Limited) (merchant bank);
                                                   Chief Executive Officer (since
                                                   2001), The Kenning Institute
                                                   (developer of health programs);
                                                   Director (since 1981), Chimney
                                                   Rock Vineyard and Chimney Rock
                                                   Winery.

Interested Trustee<F1>

Roger Noall, 68                     Trustee        Retired (since 2000),                 23         Alleghany
c/o The Victory Portfolios                         Executive (1997-2000),                           Corporation
3435 Stelzer Road                                  Senior Executive Vice
Columbus, OH 43219                                 President and Chief
12/97-Present                                      Administrative Officer
                                                   (1994-1996), Secretary
                                                   (1995-1996), KeyCorp.


<F1> Mr. Noall is an "interested person" of the Trust by reason of his prior relationships with KeyCorp or its affiliates.




                                  Continued

The Victory Portfolios                   Supplemental Information -- continued
                                                                   (Unaudited)


Other Information Regarding Officers:

Each Officer has an indefinite term. The Officers, their ages, addresses, time served with the Trust, and their principal occupations during the past five years are as follows:


                                Position(s)
Name, Age and Address,          Held with
Time Served with the Trust      the Trust        Principal Occupation During Past 5 Years

Jay G. Baris, 51                Assistant        Partner, Kramer Levin Naftalis & Frankel LLP.
c/o The Victory Portfolios      Secretary
3435 Stelzer Road
Columbus, OH 43219
12/97-Present

Martin R. Dean, 40              Assistant        Vice President, Compliance Services,
c/o The Victory Portfolios      Vice President   BISYS Fund Services.
3435 Stelzer Road               & Anti-Money
Columbus, OH 43219              Laundering
5/94-Present                    Compliance
                                Officer

Kathleen A. Dennis, 51          President        Senior Managing Director, Victory Capital
c/o The Victory Portfolios                       Management, Inc.
3435 Stelzer Road
Columbus, OH 43219
5/02-Present

Cynthia Lee Lindsey, 46         Secretary        Since October 2002, Director of Client Services
c/o The Victory Portfolios                       for BISYS; from November 1997 to October 2002,
3435 Stelzer Road                                Director of Securities Lending, Sales Development,
Columbus, OH 43219                               Director of Client Services and Director of Financial
12/02-Present                                    Administration and Business Planning.

Irimga McKay, 45                Vice President   Senior Vice President, Client Services of BISYS
c/o The Victory Portfolios                       Fund Services.
3435 Stelzer Road
Columbus, OH 43219
12/98-Present

Alaina Metz, 37                 Assistant        Chief Administrative Office of BISYS Fund Services.
c/o The Victory Portfolios      Secretary
3435 Stelzer Road
Columbus, OH 43219
12/96-Present

Adam S. Ness, 32                Treasurer        Director of Financial Services, BISYS Fund Services.
c/o The Victory Portfolios
3435 Stelzer Road
Columbus, OH 43219
5/03-Present



                                  Continued

The Victory Portfolios                    Supplemental Information -- continued
                                                                    (Unaudited)


Proxy Voting:

The Board of Trustees of the Funds has adopted a proxy voting policy and procedure (the "Funds Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Adviser and adopted the Adviser's proxy voting policies and procedures (the "Policy") which are generally described below. The Trustees will review each Fund's proxy voting records from time to time and will annually consider approving the Policy for the upcoming year. In the event that a conflict of interest arises between the Fund's Shareholders and the Adviser or any of its affiliates or any affiliate of the Funds, the Adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of Trustees. A Committee of the Board with responsibility for proxy oversight will instruct the Adviser on the appropriate course of action.

The Policy is designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The Adviser generally reviews each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of the Funds' shareholders. The Adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the Adviser will monitor situations that may result in a conflict of interest between the Funds' shareholders and the Adviser or any of its affiliates or any affiliate of the Funds by maintaining a list of significant existing and prospective corporate clients. The policy is available on VictoryConnect.com, in the Fund's Statement of Additional Information and on the Securities and Exchange Commission's website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 is available (1) without charge, upon request, by calling 1-800-539-3863, and
(2) on the Securities and Exchange Commission's website at http://www.sec.gov.


Availability of Schedules of Portfolio Investments:

Schedules of Portfolio Investments for periods ending January 31 (effective March 31, 2005) and July 31 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.


                                  Continued

The Victory Portfolios                    Supplemental Information -- continued
                                                                    (Unaudited)


Expense Examples:

As a shareholder of the Victory Portfolios, you may incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchases and redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Victory Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 through October 31, 2004.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.



                               Beginning       Ending      Expense Paid        Expense Ratio
                             Account Value  Account Value  During Period<F1>   During Period
                                5/1/04        10/31/04    5/1/04-10/31/04     5/1/04-10/31/04

Value Fund
Class A Shares                $1,000.00      $1,075.10       $ 6.52                1.25%
Class C Shares                 1,000.00       1,072.80         9.12                1.75%
Class R Shares                 1,000.00       1,072.80         7.82                1.50%

Diversified Stock Fund
Class A Shares                 1,000.00       1,052.10         5.67                1.10%
Class C Shares                 1,000.00       1,048.40         9.01                1.75%
Class R Shares                 1,000.00       1,049.50         7.83                1.52%

Stock Index Fund
Class A Shares                 1,000.00       1,026.60         3.31                0.65%
Class R Shares                 1,000.00       1,025.90         4.58                0.90%

Growth Fund
Class A Shares                 1,000.00       1,006.00         6.35                1.26%
Class C Shares                 1,000.00       1,003.10         9.31                1.85%
Class R Shares                 1,000.00       1,003.70         7.81                1.55%

Established Value Fund
Class A Shares                 1,000.00       1,045.30         5.71                1.11%
Class C Shares                 1,000.00       1,040.80         9.75                1.90%
Class R Shares                 1,000.00       1,044.30         6.94                1.35%

Special Value Fund
Class A Shares                 1,000.00       1,070.20         6.71                1.29%
Class C Shares                 1,000.00       1,066.90        10.13                1.95%
Class R Shares                 1,000.00       1,068.40         8.32                1.60%

Small Company Opportunity Fund
Class A Shares                 1,000.00       1,083.90         6.08                1.16%
Class C Shares                 1,000.00       1,080.20        10.20                1.95%
Class R Shares                 1,000.00       1,083.30         7.07                1.35%



<F1> Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.




                                  Continued

The Victory Portfolios                    Supplemental Information -- continued
                                                                    (Unaudited)




                               Beginning       Ending       Expense Paid     Expense Ratio
                            Account Value  Account Value  During Period<F1>  During Period
                                5/1/04         10/31/04    5/1/04-10/31/04  5/1/04-10/31/04

Focused Growth Fund
Class A Shares                $1,000.00      $  995.10       $ 5.77               1.15%
Class C Shares                 1,000.00         990.20         9.51               1.90%
Class R Shares                 1,000.00         994.10         7.02               1.40%

Balanced Fund
Class A Shares                 1,000.00       1,046.70         6.33               1.23%
Class C Shares                 1,000.00       1,044.40         8.74               1.70%
Class R Shares                 1,000.00       1,045.20         7.71               1.50%

Convertible Fund
Class A Shares                 1,000.00       1,011.80         6.98               1.38%
Class C Shares                 1,000.00       1,009.00         9.09               1.80%

Real Estate Fund
Class A Shares                 1,000.00       1,240.00         8.28               1.47%
Class C Shares                 1,000.00       1,237.30        11.25               2.00%
Class R Shares                 1,000.00       1,239.20         9.85               1.75%

Intermediate Income Fund
Class A Shares                 1,000.00       1,026.80         5.20               1.02%

Fund for Income
Class A Shares                 1,000.00       1,025.10         5.09               1.00%
Class C Shares                 1,000.00       1,022.40         7.88               1.55%
Class R Shares                 1,000.00       1,024.50         5.65               1.11%

National Municipal Bond Fund
Class A Shares                 1,000.00       1,046.20         4.37               0.85%
Class C Shares                 1,000.00       1,042.40         7.70               1.50%

New York Municipal Bond Fund
Class A Shares                 1,000.00       1,056.70         4.39               0.85%

Ohio Municipal Bond Fund
Class A Shares                 1,000.00       1,043.50         5.91               1.15%
Class C Shares                 1,000.00       1,041.20         7.70               1.50%


<F1> Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.




                                  Continued

The Victory Portfolios                   Supplemental Information -- continued
                                                                   (Unaudited)

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Victory Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



                                Beginning        Ending      Expense Paid      Expense Ratio
                              Account Value  Account Value  During Period<F1>  During Period
                                5/1/04          10/31/04     5/1/04-10/31/04   5/1/04-10/31/04

Value Fund
Class A Shares                  $1,000.00      $1,018.85         $ 6.34            1.25%
Class C Shares                   1,000.00       1,016.34           8.87            1.75%
Class R Shares                   1,000.00       1,017.60           7.61            1.50%

Diversified Stock Fund
Class A Shares                   1,000.00       1,019.61           5.58            1.10%
Class C Shares                   1,000.00       1,016.34           8.87            1.75%
Class R Shares                   1,000.00       1,017.50           7.71            1.52%

Stock Index Fund
Class A Shares                   1,000.00       1,021.87           3.30            0.65%
Class R Shares                   1,000.00       1,020.61           4.57            0.90%

Growth Fund
Class A Shares                   1,000.00       1,018.80           6.39            1.26%
Class C Shares                   1,000.00       1,015.84           9.37            1.85%
Class R Shares                   1,000.00       1,017.34           7.86            1.55%

Established Value Fund
Class A Shares                   1,000.00       1,019.56           5.63            1.11%
Class C Shares                   1,000.00       1,015.58           9.63            1.90%
Class R Shares                   1,000.00       1,018.35           6.85            1.35%

Special Value Fund
Class A Shares                   1,000.00       1,018.65           6.55            1.29%
Class C Shares                   1,000.00       1,015.33           9.88            1.95%
Class R Shares                   1,000.00       1,017.09           8.11            1.60%

Small Company Opportunity Fund
Class A Shares                   1,000.00       1,019.30           5.89            1.16%
Class C Shares                   1,000.00       1,015.33           9.88            1.95%
Class R Shares                   1,000.00       1,018.35           6.85            1.35%


<F1> Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.




                                  Continued

The Victory Portfolios                    Supplemental Information -- continued
                                                                    (Unaudited)




                              Beginning       Ending        Expense Paid     Expense Ratio
                           Account Value   Account Value  During Period<F1>  During Period
                               5/1/04        10/31/04     5/1/04-10/31/04    5/1/04-10/31/04

Focused Growth Fund
Class A Shares                $1,000.00      $1,019.36          $ 5.84             1.15%
Class C Shares                 1,000.00       1,015.58            9.63             1.90%
Class R Shares                 1,000.00       1,018.10            7.10             1.40%

Balanced Fund
Class A Shares                 1,000.00       1,018.95            6.24             1.23%
Class C Shares                 1,000.00       1,016.59            8.62             1.70%
Class R Shares                 1,000.00       1,017.60            7.61             1.50%

Convertible Fund
Class A Shares                 1,000.00       1,018.20            7.00             1.38%
Class C Shares                 1,000.00       1,016.09            9.12             1.80%

Real Estate Fund
Class A Shares                 1,000.00       1,017.75            7.46             1.47%
Class C Shares                 1,000.00       1,015.08           10.13             2.00%
Class R Shares                 1,000.00       1,016.34            8.87             1.75%

Intermediate Income Fund
Class A Shares                 1,000.00       1,020.01            5.18             1.02%

Fund for Income
Class A Shares                 1,000.00       1,020.11            5.08             1.00%
Class C Shares                 1,000.00       1,017.34            7.86             1.55%
Class R Shares                 1,000.00       1,019.56            5.63             1.11%

National Municipal Bond Fund
Class A Shares                 1,000.00       1,020.86            4.32             0.85%
Class C Shares                 1,000.00       1,017.60            7.61             1.50%

New York Municipal Bond Fund
Class A Shares                 1,000.00       1,020.86            4.32             0.85%

Ohio Municipal Bond Fund
Class A Shares                 1,000.00       1,019.36            5.84             1.15%
Class C Shares                 1,000.00       1,017.60            7.61             1.50%


<F1> Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.




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


The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593


                                                                 PRSRT STD
                                                               U.S. POSTAGE
                                                                   PAID
                                                               Cleveland, OH
                                                              Permit No. 1535


Victory Funds
LOGO (R)

Visit our web site at:
www.VictoryConnect.com

Call Victory at:
800-539-FUND (800-539-3863)



                                                             1AR-VP-001 12/04

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 11 (a)(1).

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph
(f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

          (i) Has at least one audit committee financial expert serving on its audit committee; or

          (ii) Does not have an audit committee financial expert serving on its audit committee.

     (2)  If the registrant provides the disclosure required by paragraph
          (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

          (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

          (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

     (3)  If the registrant provides the disclosure required by paragraph
          (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial experts are Frank A. Weil and Dr.
     Thomas Morrissey. Mr. Weil and Dr. Morrissey are "independent" for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     2003     $351,000
     2004     $364,895

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     2003     $0
     2004     $0

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     2003     $91,000
     2004     $90,500

     Tax fees include fees for tax returns, excise distribution calculations, quarterly compliance reviews and various tax-related year-end calculations.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs
     (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     2003     $0
     2004     $0

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     The registrant's Audit Committee must pre-approve non-audit services to be provided by the principal accountant and the fees charged for these services. The Committee may delegate authority to one or more Committee members to pre-approve these services, subject to subsequent review and approval by the Committee.

     (2)  Disclose the percentage of services described in each of paragraphs
          (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     There were no services performed under Rule 2.01 (c) (7) (I) (C).

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     Not applicable.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     2003     $121,785
     2004     $90,500

(h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

     The registrant's Audit Committee has evaluated the non-audit services that the principal accountant provided to the registrant's investment advisor (and the advisor's relevant affiliates), which services the Committee did not pre-approve, and has concluded that the provision of those services was compatible with maintaining the accountant's independence.

Item 5. Audit Committee of Listed Registrants.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
     Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.



Item 6. Schedule of Investments.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in ss. 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Not applicable.



Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.



Item 9. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.



Item 10. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

     The code of ethics that is the subject of the disclosure required by
     Item 2 is attached hereto.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

     Certifications pursuant to Rule 30a-2(a) are attached hereto.

     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

     Not applicable.

     (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Victory Portfolios
             ----------------------

By (Signature and Title)* /s/ Adam S. Ness
                          -----------------------
                          Adam S. Ness, Treasurer

Date January 5, 2005
     ---------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kathleen A. Dennis
                          -----------------------------
                          Kathleen A. Dennis, President

Date January 5, 2005
     ---------------


By (Signature and Title)* /s/ Adam S. Ness
                          -----------------------
                          Adam S. Ness, Treasurer

Date January 5, 2005
     ---------------



* Print the name and title of each signing officer under his or her signature.